UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: March 31, 2003

Date of reporting period: March 31, 2003

ITEM 1. REPORT TO SHAREHOLDERS

MONEY MARKET FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

MONEY MARKET FUNDS

DEAR VALUED SHAREHOLDER,

During the 12-month period that ended March 31, 2003, investors witnessed a continuation of economic conditions that have shaken financial markets throughout the past three years. Although signs of a budding economic recovery heartened investors in the fourth quarter of 2002, mounting geopolitical tensions ultimately clouded the investment horizon.

OVERVIEW OF FINANCIAL MARKETS

In the period that ultimately led up to a war in Iraq, most businesses avoided investment, fearing the potential of terrorism and the disruption of worldwide oil supplies. Yet, with war approaching, oil prices surged to nearly $40 a barrel. These factors had a predictable effect on the U.S. economy, turning a promising growth recovery into a near recession.

With consumers distracted by the impending U.S. military campaign, many business sectors, including telecommunications, information technology and airlines, faced lackluster demand for their products and services, and were ultimately forced to lay off more workers. Manufacturing activity also pulled back in March 2003 for the first time in five months. Against this backdrop, some economists trimmed their growth forecasts for the U.S. economy from 4.5%-5% to a more moderate 2.5%-3% rate for calendar year 2003.

Still, we believe there are reasons for renewed optimism. By the end of the period, oil prices had fallen to levels that existed prior to the increased tensions with Iraq, aiding consumers and businesses. Consumer spending — which drives two-thirds of U.S. economic activity — was relatively strong, with consumers taking advantage of low interest rates to finance big-ticket purchases. More importantly, the potential for a quick U.S. victory in Iraq followed by a smooth transition to civilian rule may set the stage for a stock market rally, with the atmosphere of fear and uncertainty yielding to renewed investor confidence.

WELLS FARGO MONEY MARKET FUNDS

The Federal Reserve Board has trimmed short-term interest rates 12 times over the past three years in an attempt to revive the economy, including a surprise 50 basis point cut in November 2002. In turn, falling short-term interest rates have sent yields on money market funds to their lowest levels in a generation. Despite a challenging environment for investors, Wells Fargo Money Market Funds achieved their investment objective of maintaining a stable share price.

Keep in mind that no one can accurately predict the future direction of short-term interest rates. While other fund managers have made aggressive bets on the direction of rates in an effort to boost yield, we have taken a more prudent approach. Put simply, we believe that we have positioned the funds with the intent of weathering changing economic conditions — and to continue to meet shareholder liquidity needs.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

The economy continues to face several hurdles. For example, corporate earnings must improve in order to spark resurgence in business confidence, which could translate into renewed capital expenditures and job growth. Regardless of what lies ahead, investors should continue to follow the fundamental principals of investing — asset allocation and diversification — to achieve their long-term financial goals.

1

MONEY MARKET FUNDS

In closing, we thank you for the confidence in us that your investment in Wells Fargo Funds® represents. Please know that we are committed to helping you meet your financial needs through all market cycles. In the meantime, if you have any questions about your investment or need further assistance, please call your investment professional or Wells Fargo Funds Investor Services at 1-800-222-8222. You may also visit us at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

2

MONEY MARKET OVERVIEW	MONEY MARKET FUNDS

MONEY MARKET OVERVIEW

This report covers the 12-month period ended March 31, 2003.

At the beginning of this reporting period, many investors believed that short-term interest rates could not go lower and that a rate increase was just around the corner. By the end of the period, however, many investors expected that interest rates might soon decline even further, and that no rate increases loomed on the horizon. Just as expectations were wrong a year ago, it is possible that interest rates may increase this year.

PRIME MONEY MARKET SECURITIES

The shape of the yield curve over the reporting period revealed dramatic changes in the prime markets. Short-term money market rates remained surprisingly stable, with the federal funds rate standing at 1.75% in March 2002, where it remained until the Federal Reserve Board (the Fed) unexpectedly lowered the rate to 1.25% in November 2002.

In April 2002, the yield curve sloped upward, with yields increasing in proportion to the maturity of the investment. This appeared to support the consensus that interest rates could increase in the near future — a belief based upon strong economic growth in the first quarter of 2002. But as time passed and the economy lost momentum, investors began to lengthen the time horizon for the expected rate increase. Once this happened, longer-term money market rates began a steady decline.

By June 2002, the one-year London Interbank Offered Rate — a rate that the most creditworthy international banks dealing in Euro currency charge each other for large loans — had declined more than 50 basis points in three months. In August 2002, one-year and three-month interest rates converged — a development indicating investor expectations of stable yet low interest rates. By November 2002, short-term rates plummeted yet another 50 basis points, with longer-term money market rates charting the same course. In short, the collective scenario of steady, low interest rates continued to play out, albeit at 50 basis points lower.

Credit quality concerns also plagued the bond market over the reporting period. Downgrades of high-quality issuers triggered an exodus from money market funds, which ultimately shut many commercial paper issuers out of the marketplace. These issuers were forced to turn toward banks for liquidity, which translated into higher borrowing costs and a limited availability of back-up credit lines. Suddenly, the issuance of commercial paper became a less attractive financing option.

Although the supply of money market instruments — particularly commercial paper — continued to decrease in 2002, attractive long-term rates enabled some borrowers to extend their debt. This strategy helped some borrowers improve their balance sheets. The total commercial paper outstanding dropped from $1.358 trillion as of March 31, 2002 to $1.313 trillion as of March 31, 2003, and by the end of the first quarter in 2003, the figure was 19% lower than its peak in November 2000.

U.S. TREASURY SECURITIES

The U.S. Treasury market was influenced by events shaping the stock market, including a weak economy, the prospect of war, and the subsequent military conflict. While the yield curve began the reporting period with a positive slope, the curve soon inverted for investments maturing in one to six months. For most of the reporting period, U.S. Treasury repurchase agreements yielded more than term investments. Then again, longer-term investments prior to the November 2002 interest rate cut — and with maturities beyond November — outperformed repurchase agreements. Yet with a growing federal budget deficit, the supply of U.S. Treasury securities increased dramatically in February 2003, resulting in tighter spreads.

U.S. GOVERNMENT AGENCY SECURITIES

Throughout the year, overall spreads on U.S. Government Agency securities tightened to the London Interbank Offered Rate. This tightening reflected the overall low level of interest rates coupled with concerns that the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation were facing risk management issues in a historically low interest rate environment. The number of callable bond issuances ballooned during the year, as investors seeking higher yields eagerly sold three-month call options on 13-month debt. This strategy worked well for part of 2002, yet backfired when the Fed trimmed short-term rates in November. By March 31, 2003, we found ourselves immersed in a yield environment where the 13-month callable structure was the only offering to exceed overnight repurchase agreements in yield.

3

MONEY MARKET FUNDS	MONEY MARKET OVERVIEW

TAX-FREE SECURITIES

As the 12-month period progressed, municipalities contended with diminishing tax receipts of unprecedented proportions. This led to budget deficits exceeding $100 billion. Amid their weakened finances and historically low rates, issuers of municipal securities flocked to the securities markets. The market forces of supply and demand drove municipal yields up to taxable levels. In fact, one-year general market paper traded at an average of 80% of U.S. Treasury securities, a 15% increase over their historical average.

The spread between variable rate securities and one-year notes fell 81 basis points in April 2002, to negative five basis points in March 2003. The primary force behind the lower variable rate spread was the vast supply of new issues. Indeed, issuers found that it was often cheaper to issue variable rate securities, then use the swap market to hedge interest rate risk. However, in order to attract buyers for these billion-dollar deals, issuers were forced to increase yields. In general, variable rate securities underperformed other money market instruments due to the Fed’s unanticipated interest rate cut in November 2002.

STRATEGIC OUTLOOK

This prolonged period of low interest rates has lulled many investors into dismissing the possibility of higher rates. Yet, aggressive bets on the direction of interest rates — a strategy designed to boost yields — can lead to disappointment. We have taken a more conservative approach in positioning the funds to weather the challenging interest rate environment.

4

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

PRIMARY INVESTMENTS*

Wells Fargo Money Market Fund Name	U.S. Treasury Securities	Repurchase Agreements	U.S. Government Obligations	Commercial Paper	Certificates of Deposit/ Bankers Acceptances	Time Deposits	Floating/ Variable Rate Notes/Bonds	Mortgage and Other Asset- Backed Securities	Corporate Notes/Bonds	Municipal Obligations

100% Treasury	X

Treasury Plus	X	X

Government	X	X	X

Money Market	X	X	X	X	X	X	X	X	X

National Tax-Free										X

Minnesota										X

California Tax-Free										X

*  The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

5

MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Julio C. Bonilla

INCEPTION DATE

01/01/92

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo California Tax-Free Money Market Fund – Class A	0.73	2.05	2.38

Benchmark

iMoneyNet All State Specific California Money Fund Average[2]	0.83	2.26	2.76

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.52%

7-Day Compound Yield	0.52%

30-Day Simple Yield	0.47%

30-Day Compound Yield	0.47%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Average Maturity	28 days

Number of Holdings	279

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.

3 Portfolio holdings are subject to change.

6

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

11/16/87

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo Government Money Market Fund – Class A	1.02	3.72	4.79

Benchmark

iMoneyNet First Tier Retail Money Fund Average[2]	0.97	4.11	5.05

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.60%

7-Day Compound Yield	0.61%

30-Day Simple Yield	0.61%

30-Day Compound Yield	0.61%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	56 days

Number of Holdings	98

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-governmental retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

3 Portfolio holdings are subject to change.

7

MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

MINNESOTA MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo Minnesota Money Market Fund (the Fund) seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota individual income tax, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Julio C. Bonilla

INCEPTION DATE

8/14/00

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	Life of Fund

Wells Fargo Minnesota Money Market Fund – Class A	0.73	1.73

Benchmark

iMoneyNet All State Specific Minnesota Retail Money Fund Average[2]	0.86	2.01

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.45%

7-Day Compound Yield	0.46%

30-Day Simple Yield	0.41%

30-Day Compound Yield	0.41%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	44 days

Number of Holdings	60

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

2 The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.

3 Portfolio holdings are subject to change.

8

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

MONEY MARKET FUND — CLASS A AND CLASS B

INVESTMENT OBJECTIVE

The Wells Fargo Money Market Fund (the Fund) seeks a high current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

07/01/92

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	Including Sales Charge			Excluding Sales Charge
	1-Year	5-Year	10-Year	1-Year	5-Year	10-Year

Wells Fargo Money Market Fund – Class A				1.01	3.78	4.10

Wells Fargo Money Market Fund – Class B	(4.69)	2.68	3.38	0.31	3.78	4.10

Benchmark

iMoneyNet First Tier Retail Money Fund Average[2]				0.97	4.11	5.05

FUND YIELD SUMMARY
(AS OF MARCH 31, 2003)	Class A	Class B

7-Day Current Yield	0.61%	0.15%

7-Day Compound Yield	0.61%	0.15%

30-Day Simple Yield	0.62%	0.15%

30-Day Compound Yield	0.62%	0.15%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Average Maturity	52 days

Number of Holdings	132

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge, but the Fund’s Class B shares are subject to a contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund’s Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, Stagecoach Prime Money Market Fund and the Stagecoach Money Market), its predecessor fund. Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Performance of the Class B shares of the Fund prior to May 25, 1995, reflects the performance of the Class A shares, adjusted to reflect Class B shares fees and expenses. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings are subject to change.

9

MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

01/07/88

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo National Tax-Free Money Market Fund – Class A	0.85	2.39	2.65

Benchmark

iMoneyNet All Tax-Free Money Fund Average[2]	0.87	2.50	2.91

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.58%

7-Day Compound Yield	0.58%

30-Day Simple Yield	0.54%

30-Day Compound Yield	0.54%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	46 days

Number of Holdings	191

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A (formerly Investor Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet All Tax-Free Money Fund Average includes all tax-free and municipal retail and institutional money funds. It is made up of funds in the National Tax-Free Retail, National Tax-Free Institutional, State-Specific Retail and State-Specific Institutional categories.

3 Portfolio holdings are subject to change.

10

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

100% TREASURY MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

12/03/90

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo 100% Treasury Money Market Fund – Class A	0.96	3.53	3.95

Benchmark

iMoneyNet Treasury Retail Money Fund Average[2]	0.91	3.90	4.81

91 Day U.S. Treasury Bill[3]	1.51	3.97	4.39

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.55%

7-Day Compound Yield	0.55%

30-Day Simple Yield	0.55%

30-Day Compound Yield	0.56%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Average Maturity	56 days

Number of Holdings	48

PORTFOLIO COMPOSITION4 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury does not directly or indirectly issue or guarantee the performance of the Fund.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet Treasury Retail Money Fund Average includes only retail funds that hold 100% in U.S. Treasury securities.

3 Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

4 Portfolio holdings are subject to change.

11

MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

TREASURY PLUS MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

10/01/85

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo Treasury Plus Money Market Fund – Class A	1.00	3.67	4.04

Benchmark

iMoneyNet Treasury & Repo Retail Money Fund Average[2]	1.19	4.23	5.22

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.64%

7-Day Compound Yield	0.64%

30-Day Simple Yield	0.65%

30-Day Compound Yield	0.65%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	45 days

Number of Holdings	31

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury does not directly or indirectly issue or guarantee the performance of the Fund.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for the period October 1, 1995, through September 6, 1996, reflects performance of the Investor Class shares of the Pacifica Treasury Money Market Fund, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. Performance shown for periods prior to October 1, 1995, reflects performance of the Service Class shares of the predecessor portfolio.

2 The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

3 Portfolio holdings are subject to change.

12

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 99.09%

California – 95.99%

$34,100,000	ABAG Finance Authority For Nonprofit Corporation CA Jewish Community Centerproject Allied Irish Bank LOC§	1.25%	11/15/2031	$34,100,000

9,865,000	ABAG Finance Authority For Nonprofit Corporations CA MFHR GAIA Building Project Series A Collateralized By FNMA§	1.20	09/15/2032	9,865,000

6,000,000	ABAG Finance Authority For Non-Profit Corporations RB, Series 2003 Dn Societe Generale LOC§	1.15	07/01/2008	6,000,000

5,500,000	ALVORD CA Union School District Ctfs Partn Food Services Bridge Funding Program	1.05	12/01/2003	5,500,000

2,200,000	Anaheim CA Certificates Of Participation§	1.10	08/01/2019	2,200,000

4,345,000	Anaheim CA HFA MFHR Monterrey Apartments Series B Collateralized By FNMA§	1.15	05/15/2027	4,345,000

6,300,000	Anaheim CA HFA MFHR Sea Wind Apartments Project Series C Collateralized By FNMA§	1.15	07/15/2033	6,300,000

4,000,000	Anaheim CA Housing Authority MFHR§	1.15	07/15/2020	4,000,000

10,244,000	Anaheim CA Housing Authority MFHR-Fountain Anaheim Hills Series A§	1.15	02/15/2033	10,244,000

8,160,000	Anaheim CA Public Financing Authority Lease Revenue§	1.18	09/01/2024	8,160,000

20,000,000	Antelope Valley CA Health Care District Series A§	1.15	09/01/2017	20,000,000

700,000	Bay Area Toll Authority California Toll Bridge Revenue AMBAC Insured§	1.20	04/01/2037	700,000

11,000,000	Buena Park CA MFHR Walden Glen Apartments Project Series A§	1.15	02/15/2033	11,000,000

6,750,000	California CDA MFRA Series PJ-H§	1.20	03/15/2034	6,750,000

13,000,000	California Cities Home Ownership Authority Housing Revenue Lease Purchase Program Project Series A Sutro & Company Incorporated Collateralized By FHLMC§	1.15	09/01/2006	13,000,000

3,000,000	California Community HFA Housing Revenue Series A Collateralized By FHLMC§	1.15	02/01/2007	3,000,000

2,420,000	California Education Facilities Authority Revenue Series 113§	1.12	12/01/2027	2,420,000

8,390,000	California Education Facilities Authority Revenue Series 113§	1.25	02/01/2032	8,390,000

20,000,000	California Educational Facilities Services Revenue Series 113§	1.25	10/01/2027	20,000,000

2,200,000	California Health Facilities Finance Authority Revenue§	1.20	09/01/2028	2,200,000

10,000,000	California Health Facilities Financing Authority§	1.15	07/01/2016	10,000,000

22,300,000	California Health Facilities Financing Authority Revenue Series B Adventist Health Systems KBC Bank Insured§	1.20	09/01/2025	22,300,000

2,410,000	California HFA Housing Revenue Series 150 MBIA Insured§	1.17	02/01/2029	2,410,000

1,145,000	California HFA Housing Revenue Series 412 AMBAC Insures§	1.18	08/01/2029	1,145,000

9,200,000	California HFA MFHR Series C§	1.20	02/01/2033	9,200,000

3,500,000	California HFA SFMR Home Mortgage Project Series J Fsa Insured§	1.13	02/01/2032	3,500,000

420,000	California HFA SFMR Series 83 Fha/Va/Cahlif Insured§	1.17	08/01/2025	420,000

2,845,000	California HFFA Revenue Series 26 Fsa Insured§	1.12	06/01/2022	2,845,000

4,500,000	California Housing Agency Revenue Series U§	1.15	02/01/2017	4,500,000

2,030,000	California Housing Finance Agency Revenue§	1.18	08/01/2016	2,030,000

2,390,000	California Housing Finance Agency Revenue Series 112-A§	1.18	08/01/2026	2,390,000

2,500,000	California Housing Finance Agency Revenue Series L§	1.04	08/01/2015	2,500,000

10,300,000	California Housing Finance Agency Revenue Series U§	1.13	02/01/2031	10,300,000

24,945,000	California Housing Finance Agency Revenue Series X-2§	1.11	08/01/2031	24,945,000

3,100,000	California Housing Finance Revenue Variable Rate Home Mortgage Series J (Lloyds)§	1.13	02/01/2033	3,100,000

3,760,000	California Infrastructure & Economic Development Bank Idr Fish House Foods Incorporated Project Comerica Bank CA LOC§	1.20	09/01/2024	3,760,000

13

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$9,000,000	California Infrastructure & Economic Development Bank Tax-Exempt CP Notes Series 2002	0.90%	06/12/2003	$9,000,000

4,900,000	California Infrastructure & Economic Development Revenue San Francisco Ballet Association§	1.15	07/01/2032	4,900,000

2,000,000	California Infrastructure & Economical Development	0.90	07/11/2003	2,000,000

28,200,000	California Infrastructure & Economical Development	0.97	08/12/2003	28,200,000

8,950,000	California Infrastructure & Economical Development	1.05	05/08/2003	8,950,000

5,200,000	California Infrastructure & Economical Development	1.00	07/11/2003	5,200,000

20,000,000	California Infrastructure & Economical Development	1.00	06/30/2003	20,000,000

1,000,000	California Pollution Control Financing A Solid Waste Disposal Revenue Bonds (Junior) (Shell Oil Company Martinez Project) Series 1994 B§	1.15	12/01/2024	1,000,000

5,700,000	California Pollution Control Financing Authority Residential Recovery Revenue Atlantic Richfield Company Project – Series A§	1.18	12/01/2024	5,700,000

39,000,000	California School Cash Reserve Program Authority Pool Series A	3.00	07/03/2003	39,129,975

9,000,000	California St Department Water Reserve Center Valley Project Revenue Putters Series 127§	1.20	12/01/2022	9,000,000

18,000,000	California St Department Water & Power Supply Revenue§	1.15	05/01/2022	18,000,000

13,400,000	California St Department Water & Power Supply Revenue Series C-14§	1.18	05/01/2022	13,400,000

4,995,000	California St P Floats PT 153A§	1.18	12/01/2008	4,995,000

4,000,000	California St Public Works§	1.12	09/01/2017	4,000,000

6,100,000	California State§	1.23	12/01/2032	6,100,000

8,000,000	California State	1.18	12/01/2003	8,000,000

13,100,000	California State Department Of Water Series B-4 Bayerische Landesbank LOC§	1.15	05/01/2022	13,100,000

4,835,000	California State Economic Development Finance Authority Serra Microchassis FGIC Insured§	1.10	08/01/2027	4,835,000

2,005,000	California State Economic Development Financing Authority Industrial Development Revenue-Serra Mission Project-Series A§	1.10	08/01/2027	2,005,000

10,395,000	California State Public Works Board Lease Revenue Series 210 AMBAC Insured§	1.12	01/01/2011	10,395,000

19,570,000	California State Public Works Board Lease Revenue Series D AMBAC Insured§	1.14	12/01/2019	19,570,000

4,205,000	California State Public Works Board Lease Revenue Series Ii AMBAC Insured§	1.12	10/01/2012	4,205,000

8,875,000	California State Public Works Board Lease Revenue Series Ii R133 AMBAC Insured§	1.12	12/01/2014	8,875,000

4,995,000	California State Series 471X§	1.17	09/01/2024	4,995,000

4,995,000	California State Series 472X§	1.17	03/01/2017	4,995,000

4,200,000	California Statewide CDA Bank Of America NA LOC§	1.15	04/01/2032	4,200,000

2,455,000	California Statewide CDA MFHR§	1.10	08/01/2032	2,455,000

3,985,000	California Statewide CDA MFHR Granite Oaks Apartments Project Series R Collateralized By FNMA§	1.15	10/15/2030	3,985,000

2,800,000	California Statewide CDA MFHR IAC Project Series W2 Bank Of America NA LOC§	1.20	09/15/2029	2,800,000

6,775,000	California Statewide CDA MFHR La Puente Apartments Project Series Jj US Bank NA LOC§	1.10	11/01/2031	6,775,000

17,200,000	California Statewide CDA MFRA Series W1§	1.20	08/01/2034	17,200,000

700,000	California Statewide CDA MFRA Series W3§	1.20	04/01/2025	700,000

6,000,000	California Statewide CDA Revenue Series A AMBAC Insured§	1.10	08/15/2032	6,000,000

6,400,000	California Statewide Communities Authority Mulitfamily Revenue§	1.15	12/01/2034	6,400,000

9,180,000	California Statewide Communities Development Authority Revenue Partnerships§	1.20	12/01/2018	9,180,000

9,000,000	California Statewide Communities Development Authority Solid Waste Facilities Revenue Chevron U.S.A. Project§	1.15	12/15/2024	9,000,000

14

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$2,700,000	California Statewide Communities Development Development Partnership§	1.10%	04/01/2028	$2,700,000

16,420,000	Camarillo CA MFHR Hacienda De Camarillo Project Collateralized By FNMA§	1.20	10/15/2026	16,420,000

2,400,000	Camarillo CA MFHR Heritage Park Project Series A Collateralized By FNMA Remarked 09/29/94§	1.15	07/15/2019	2,400,000

12,700,000	Chino Basin California Regulatory Financing Authority Revenue§	1.10	06/01/2032	12,700,000

5,100,000	Colton CA RDA Cop Las Palimas Association Project Bank Of America NA LOC§	1.15	11/01/2015	5,100,000

15,000,000	Contra Costa County CA Home Mortgage Revenue Series A§	1.18	12/01/2010	15,000,000

23,000,000	Contra Costa County CA MFHR Bonds Park Regency Series A§	1.10	08/01/2032	23,000,000

745,000	Contra Costa County CA MFHR El Cerrito Royale Project Series A Bank Of America NT& SA LOC§	1.20	12/01/2017	745,000

7,400,000	Contra Costa County CA MFHR Lafayette Town Center Apartments Series I Collateralized By FNMA§	1.15	07/15/2032	7,400,000

32,000,000	Contra Costa County CA Taxable & Revenue Anticipated Notes Series A	2.50	11/17/2003	32,212,052

1,150,000	County Of Alameda CA General Obligation St Notes Certificate Of Participation MBIA Insured§	5.70	12/01/2014	1,208,114

1,550,000	Covina California Redevelopment Agency Multifamily Revenue Shadow Hills Apartments Series A§	1.10	12/01/2015	1,550,000

2,390,000	Eagle CA Tax Exempt§	1.12	02/01/2006	2,390,000

4,950,000	Eagle CA Tax Exempt	1.12	09/01/2003	4,950,000

2,590,000	Eagle CA Tax Exempt§	1.12	08/01/2016	2,590,000

10,000,000	Eagle CA Tax Exempt§	1.12	07/01/2027	10,000,000

24,900,000	East Bay CA Mud Water Systems Revenue Prerefunded 6/1/02 @ 102§	1.10	06/01/2025	24,900,000

4,400,000	Escondido CA CDA Cop Bank Of America NT& SA LOC§	1.20	10/01/2016	4,400,000

500,000	Fowler CA IDA IDRBee Sweet Citrus Incorporated Bank Of America NT& SA LOC§	1.25	12/01/2005	500,000

21,710,000	Fresno CA Union School District	1.10	02/19/2004	21,710,773

22,000,000	Fresno County California Tax & Revenue Anticipation Notes	3.00	07/01/2003	22,089,297

7,150,000	Garden Grove CA MFHR Malabar Apartments Project Series A Collateralized By FNMA§	1.10	12/15/2029	7,150,000

6,900,000	Garden Grove CA MFHR Malabar Apartments Project Series A Collateralized By GNMA§	1.18	03/23/2006	6,900,000

23,000,000	Golden Gate Bridge CA	1.00	06/18/2003	23,000,000

4,000,000	Hayward CA MFHR Series A§	1.10	08/01/2014	4,000,000

6,450,000	Hayward CA MFHR Tennyson Gardens Apartments Project Series A US Bank NA LOC§	1.10	08/01/2032	6,450,000

3,240,000	Huntington Beach CA MFHR Seabridgevillas Series A Bank Of America NT& SA LOC§	4.00	02/01/2010	3,240,000

1,760,000	Irvine CA Revenue§	1.15	12/01/2005	1,760,000

5,300,000	Irvine Ranch California Water District Consolidated General Obligations Of Improvement Consolidated Series 1995§	1.15	01/01/2021	5,300,000

8,500,000	Irvine Ranch Water District* Consolidated Refunding Series 1995 Constituting§	1.10	09/01/2006	8,500,000

5,200,000	Lancaster CA Redevelopment Agency MFHR 20Th Street Apartments Project Series C Collateralized By FNMA§	1.10	12/01/2026	5,200,000

4,450,000	Livermore CA Redevelopment Agency Livermore Apartments Series A§	1.25	11/01/2040	4,450,000

7,140,000	Los Angeles CA Community RDA MFHR Rowan Lofts Project Series A Collateralized By FNMA§	1.15	12/01/2034	7,140,000

16,070,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Putters Series 162Z§	1.20	08/15/2004	16,070,000

13,725,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series 88 MBIA Insured§	1.18	08/15/2018	13,725,000

15

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$12,000,000	Los Angeles CA Department Of Airports Revenue Series C1§	1.10%	05/15/2020	$12,000,000

15,000,000	Los Angeles CA Department Water & Power Waterworks Revenue Subseries B-1§	1.15	07/01/2035	15,000,000

20,200,000	Los Angeles CA DW&P Utilities Revenue§	1.12	07/01/2021	20,200,000

6,300,000	Los Angeles CA DW&P Utilities Revenue Series A6§	1.10	07/01/2035	6,300,000

33,800,000	Los Angeles CA DW&P Waterworks Revenue Dexia Insured§	1.15	07/01/2035	33,800,000

2,995,000	Los Angeles CA Harbor Department Revenue Transportation Class F Series 7 MBIA Insured§	1.15	11/01/2026	2,995,000

8,290,000	Los Angeles CA HFA MFHR Rowland Heights Apartments Series A Washington Mutual Bank LOC§	1.20	08/01/2030	8,290,000

2,500,000	Los Angeles CA MFHR Fountain PA PJ§	1.18	04/15/2033	2,500,000

3,800,000	Los Angeles CA MFHR La Bera Apartment Project Series G Citibank NA LOC§	1.18	12/01/2030	3,800,000

100,000	Los Angeles CA MFHR Loans To Lender Program Series A Fhlb LOC§	1.25	08/01/2026	100,000

5,300,000	Los Angeles CA MFHR Masselin Manor Housing Project Bank Of America NT& SA LOC§	1.15	07/01/2015	5,300,000

7,300,000	Los Angeles CA MFRH Broadway Plaza Project Series L§	1.35	12/01/2034	7,300,000

1,000,000	Los Angeles CA Series A§	5.00	09/01/2004	1,036,249

15,000,000	Los Angeles CA Uniion School District Merlots Series A22§	1.21	07/01/2022	15,000,000

9,000,000	Los Angeles CA Union School District Certificate Participation Series B	2.25	10/01/2003	9,047,624

5,000,000	Los Angeles CA Union School District Merlots Series B12§	1.21	01/01/2027	5,000,000

4,000,000	Los Angeles CA USD GOFGIC Insured§	1.12	07/01/2015	4,000,000

6,665,000	Los Angeles CA USD GOFGIC Insured§	1.12	07/01/2018	6,665,000

22,755,000	Los Angeles CA USD GOFGIC Insured Rocs Series II-R-35§	1.12	07/01/2021	22,755,000

5,000,000	Los Angeles CA USD GOSeries 1179 MBIA Insured§	1.14	07/01/2019	5,000,000

10,200,000	Los Angeles CA Wastewater System Sewer Revenue Series A FGIC Insured§	1.25	12/01/2031	10,200,000

8,600,000	Los Angeles CA Wastewater System Sewer Revenue Series B FGIC Insured§	1.25	12/01/2031	8,600,000

38,000,000	Los Angeles CA Wastewater Systems Revenue Ref-Series A§	5.70	06/01/2020	39,052,132

4,200,000	Los Angeles CA Water & Power Revenue Power Systems Subseries A-2§	1.10	07/01/2035	4,200,000

5,995,000	Los Angeles CA Water & Power Revenue Putters Series 182§	1.20	07/01/2022	5,995,000

3,330,000	Los Angeles CA Water & Power Revenue Putters Series 183§	1.20	07/01/2021	3,330,000

10,595,000	Los Angeles CA Water & Power Revenue Putters Series 184§	1.20	07/01/2022	10,595,000

15,000,000	Los Angeles CA Water & Power Revenue Subseries A-4§	1.15	07/01/2035	15,000,000

13,600,000	Los Angeles CA Water & Power Revenue Subseries B-8§	1.15	07/01/2034	13,600,000

5,000,000	Los Angeles CA Water & Power Revenue Series B-3§	1.15	07/01/2034	5,000,000

1,880,000	Los Angeles Cal Wastewater System Revenue Series A	5.30	06/01/2004	1,930,804

5,530,000	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue SG 46§	1.14	07/01/2017	5,530,000

3,500,000	Los Angeles County CA Metropolitan Transportation Authority Tax Revenue MBIA Insured§	1.14	07/01/2018	3,500,000

10,000,000	Los Angeles County CA Metropolitan Transportation Authority Transportation Revenue Fsa Insured§	1.12	07/01/2025	10,000,000

18,670,000	Los Angeles County CA Metropolitan Transportation Authority Transportation Revenue FSA Insured§	1.12	07/01/2016	18,670,000

3,000,000	Los Angeles County CA MFHR Authority Revenue Bonds P Float PT 639§	1.29	10/01/2031	3,000,000

17,165,000	Los Angeles County CA Pension Obligation Series B§	1.10	06/30/2007	17,165,000

21,800,000	Los Angeles County CA Taxable And Revenue Anticipated Notes Series A	3.00	06/30/2003	21,881,169

10,000,000	Los Angeles County CA Transportation Common Sales Revenue Series A FGIC Insured§	1.10	07/01/2012	10,000,000

16

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$19,000,000	Los Angeles Metro Tran	0.95%	04/04/2003	$19,000,000

4,970,000	Metropolitan Water District Southern CA Waterworks Revenue Merlots A21§	1.18	07/01/2021	4,970,000

3,500,000	Metropolitan Water District Southern CA Waterworks Revenue Series A§	1.05	06/01/2023	3,500,000

15,000,000	Metropolitan Water District Southern CA Waterworks Revenue Series A§	1.15	07/01/2025	15,000,000

9,055,000	Metropolitan Water District Southern CA Waterworks Revenue Series Sg128 MBIA Insured§	1.18	07/01/2030	9,055,000

20,000,000	Milpitas CA MFHR Crossing At Montague Project Series A Collateralized By FNMA§	1.15	08/15/2033	20,000,000

11,000,000	Modesto CA IRR District	0.95	04/09/2003	11,000,000

11,100,000	Modesto CA Irrigation District Financing Authority Revenue Series Sg66 MBIA Insured§	1.18	10/01/2015	11,100,000

6,500,000	Modesto CA MFHR Live Oak Apartments Project Collateralized By FNMA§	1.15	09/15/2024	6,500,000

5,620,000	Modesto CA Pfa Lease Revenue Series 354 AMBAC Insured§	1.12	09/01/2029	5,620,000

4,000,000	Mount San Antonio CA Community College District Series A	3.25	05/01/2003	4,004,210

14,400,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series D MBIA Insured§	1.15	07/01/2018	14,400,000

24,100,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series F§	1.15	07/01/2022	24,100,000

4,170,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series Ii R 134 MBIA Insured§	1.12	07/01/2013	4,170,000

43,003,696	Newman Capital Trust§	1.35	04/01/2032	43,003,696

17,500,000	Newman Capital Trust§	1.35	04/07/2031	17,500,000

2,400,000	Newport Beach CA Health Care Revenue Hoag Memorial Hospital Series A§	1.20	10/01/2026	2,400,000

19,700,000	Newport Beach CA Health Care Revenue Hoag Memorial Hospital Series B§	1.20	10/01/2026	19,700,000

19,000,000	Newport Beach CA Health Care Revenue Hoag Memorial Hospital Series C§	1.20	10/01/2026	19,000,000

6,185,000	Newport Beach CA Revenue§	1.13	10/01/2022	6,185,000

2,600,000	Northern CA Power Agency Revenue§	1.10	07/01/2023	2,600,000

8,000,000	Orange County CA Apartment Development MFHR Series A Collateralized By FHLMC§	1.10	12/01/2006	8,000,000

11,800,000	Orange County CA Apartment Development Revenue Bluffs Apartments Series C Collateralized By FHLMC§	1.15	12/01/2029	11,800,000

5,600,000	Orange County CA Apartment Development Revenue Bonds Dn (Seaside Meadows Partners) Series 1984C§	1.10	08/01/2008	5,600,000

7,449,000	Orange County CA Apartment Development Revenue Harbor Pointe Series D Collateralized By FHLMC§	1.10	12/01/2022	7,449,000

26,805,000	Orange County CA Apartment Development Revenue Holly Oaks Series B Collateralized By FHLMC§	1.10	11/01/2022	26,805,000

4,000,000	Orange County CA Apartment Development Revenue Park Ridge Villas Collateralized By FNMA§	1.15	11/15/2028	4,000,000

10,000,000	Orange County CA Apartment Development Revenue Wlco Li Series 3 Collateralized By FNMA§	1.15	11/15/2028	10,000,000

6,400,000	Orange County CA Impt Bd District Number 88-1§	1.20	09/02/2018	6,400,000

13,200,000	Orange County CA Sanitation Districts Cop AMBAC Insured§	1.10	08/01/2013	13,200,000

1,375,000	Orange County CA Special Financing Authority Teeter Plan Revenue Bonds§	1.15	11/01/2014	1,375,000

3,050,000	Orange County CA Special Financing Authority Teeter Plan Revenue Bonds Series 1995 D§	1.15	11/01/2014	3,050,000

7,200,000	Orange County CA Special Financing Authority Teeter Plan Revenue Bonds Series C§	1.15	11/01/2014	7,200,000

3,000,000	Orange County CA Special Financing Authority Teeter Plan Revenue Bonds Series E§	1.15	11/01/2014	3,000,000

17

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$5,000,000	Pacific HFA CA Housing Revenue Series A Societe Generale Collateralized By FHLMC§	1.15%	02/01/2007	$5,000,000

8,720,000	Palo Alto CA USD Series II R 93§	1.12	08/01/2016	8,720,000

7,285,000	Port Oakland CA Transportation Revenue MBIA Insured§	1.18	05/01/2010	7,285,000

4,500,000	Port Of Oakland CA	1.00	08/19/2003	4,500,000

18,563,000	Port Of Oakland CA	1.05	05/28/2003	18,563,000

14,000,000	Port Of Oakland CA	1.00	06/18/2003	14,000,000

11,900,000	Port Of Oakland CA	1.05	06/16/2003	11,900,000

11,500,000	Port Of Oakland CA	1.05	06/17/2003	11,500,000

10,600,000	Port Of Oakland CA	0.98	06/12/2003	10,600,000

7,600,000	Port Of Oakland CA	0.98	06/10/2003	7,600,000

4,995,000	Port Of Oakland CA Transportation Revenue FGIC Insured§	1.18	05/01/2008	4,995,000

18,290,000	Port Of Oakland CA Transportation Revenue Series 5 FGIC Insured§	1.15	11/01/2012	18,290,000

8,495,000	Port Of Oakland CA Transportation Revenue Series K FGIC Insured§	1.15	11/01/2021	8,495,000

7,200,000	Puerto Rico Infrastructure§	1.12	10/01/2034	7,200,000

3,650,000	Rancho Mirage CA Joint Powers Financing Authority Health Care Revenue Eisenhower Medical Center Series B Allied Irish Bank PLC LOC§	1.13	01/01/2026	3,650,000

5,500,000	Regents Of University Of California	1.00	06/09/2003	5,500,000

18,000,000	Regents Of University Of California	1.00	05/06/2003	18,000,000

14,300,000	Regents Of University Of California	1.05	07/21/2003	14,300,000

16,900,000	Regents Of University Of California	1.00	06/06/2003	16,900,000

13,300,000	Regents Of University Of California	1.03	06/05/2003	13,300,000

7,600,000	Regents Of University Of California	1.00	05/14/2003	7,600,000

2,245,000	Riverside County CA Asset Lending Corporation Leashold Revenue MBIA Insured§	1.12	06/01/2016	2,245,000

8,100,000	Riverside County CA Community Facilities District Series 88-4 KBC Bank LOC§	1.15	09/01/2014	8,100,000

5,000,000	Riverside County CA IDA Bank Of America NA LOC§	1.20	06/01/2026	5,000,000

22,400,000	Riverside-San Bernadino CA Housing & Finance Agency Lease Revenue Series A Societe Generale LOC§	1.20	07/01/2006	22,400,000

3,000,000	Roaring Fork Muni PR§	1.27	03/01/2034	3,000,000

3,900,000	Sacramento CA Union School District Ctfs Partners Fsa Insured§	1.15	07/01/2031	3,900,000

7,000,000	Sacramento County CA HFA MFHR Arlington Creek Apartment Series 1 Collateralized By FNMA§	1.20	05/15/2034	7,000,000

6,300,000	Sacramento County CA HFA MFHR Hidden Oaks Apartments Project Series C Collateralized By FNMA§	1.20	05/15/2029	6,300,000

6,000,000	Sacramento County CA Housing Authority Multifamily Housing Revenue Normandy Park Apartments Series A§	1.20	02/15/2033	6,000,000

5,200,000	Sacramento County CA Suncreek Sacramento Apartments MFHR Series A§	1.10	04/01/2026	5,200,000

6,115,000	San Bernadino County CA MFHR Green Valley Apartments Project Series A Collateralized By FNMA§	1.15	05/15/2029	6,115,000

55,000,000	San Bernardino County CA Tax & Revenue Anticipation Notes	3.00	07/01/2003	55,177,985

3,395,000	San Diego CA Area HFA Lease Revenue Series B§	1.15	06/01/2006	3,395,000

14,825,000	San Diego CA HFA MFHR Stratton Apartments Project Series A Collateralized By FNMA§	1.15	01/15/2033	14,825,000

23,100,000	San Diego CA MFHR§	1.05	12/01/2022	23,100,000

11,050,000	San Diego CA MFHR§	1.05	12/01/2022	11,050,000

16,830,000	San Diego CA MFHR Collateralized By FHLMC§	1.18	09/01/2004	16,830,000

18

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$32,595,000	San Diego CA MFHR Collateralized By FHLMC§	1.18%	03/01/2032	$32,595,000

10,200,000	San Diego CA MFHR Collateralized By FNMA§	1.15	08/01/2014	10,200,000

3,500,000	San Diego CA MFHR University Town Center Apartments Project Bank Of America NT & SA LOC§	1.15	10/01/2015	3,500,000

19,130,000	San Diego CA Public Facilities Financing Authority Sewer Revenue Series Sg130§	1.14	05/15/2029	19,130,000

6,621,000	San Diego CA Union School District§	1.12	07/01/2026	6,621,000

11,580,000	San Diego CA Union School District General Obligation Bonds Series Pa-804§	1.14	07/01/2022	11,580,000

5,998,500	San Diego CA Water Authority Water Revenue Ctfs Partnership Series I§	1.10	11/01/2010	5,998,500

9,485,000	San Diego County & School District NTPartnership Tax & Revenue Anticipation Notes Series B	3.00	07/31/2003	9,543,348

4,975,000	San Francisco CA City & County Ctfs Series C-6§	1.18	06/15/2007	4,975,000

4,000,000	San Francisco CA City Refunded Balanc-Issue 2§	6.75	05/01/2020	4,102,365

1,895,000	San Francisco City & County Airports Common Intl Airports Series 27-A	4.00	05/01/2003	1,899,035

10,700,000	San Francisco City & County Public Utilities Commission For Clean Water RB (Wachovia Merlots Trust Receipts) Series 2003 Dn§	1.21	10/01/2022	10,700,000

3,000,000	San Jose CA MFHR§	1.15	11/01/2017	3,000,000

1,500,000	San Jose CA MFHR Almaden Lake Village Apartments Project Series A Collateralized By FNMA§	1.16	03/01/2032	1,500,000

19,000,000	San Jose CA MFHR Evans Lane Apartments Series H§	1.15	04/15/2036	19,000,000

2,000,000	San Jose CA Redevelopment Agency Tax Allocation Series 158Z§	1.20	08/01/2014	2,000,000

6,857,500	San Jose CA Union School District Santa Clara County Series 761§	1.12	08/01/2027	6,857,500

8,690,000	San Jose-Santa Clara CA Water Financing Authority Sewer Revenue Floats-Sg-49§	1.14	11/15/2020	8,690,000

2,200,000	San Leandro CA MFHR Haas Avenue Apartments Series B Security Pacific National LOC§	1.15	10/01/2007	2,200,000

6,100,000	Santa Ana CA Health Fac Rev Multi-Modal Interchangeable Rate Health Facility Series 1990§	1.20	10/01/2020	6,100,000

9,500,000	Santa Barbara County CA Tax & Revenue Anticipation Notes Series A	3.00	07/25/2003	9,543,615

6,465,000	Santa Clara CA Electric Revenue Series A AMBAC Insured Subject To Crossover Refunding§	1.10	07/01/2010	6,465,000

2,495,000	Santa Clara CA Electric Revenue Series B AMBAC Insured Subject To Crossover Refunding§	1.10	07/01/2010	2,495,000

5,900,000	Santa Clara County CA HFA MFHR Benton Park Center Apartment Revenue Series A Collateralized By FNMA§	1.10	12/15/2025	5,900,000

11,400,000	Santa Clara County CA HFA MFHR Foxchase Apartments Revenue Series E Collateralized By FGIC§	1.10	11/01/2007	11,400,000

5,150,000	Simi Valley CA MFHR Series A Bank Of Ameriac NT& SA LOC Collateralized By FHLMC§	1.10	07/01/2023	5,150,000

24,000,000	Sonoma County CA Tax & Revenue Anticipation Notes	2.50	10/14/2003	24,121,706

30,595,000	South Orange County CA Pfa Special Tax Revenue Series 146 FGIC Insured§	1.20	08/15/2015	30,595,000

15,000,000	Southern CA Public Power Authority Power Revenue Palo Verde Project Series C AMBAC Insured§	1.10	07/01/2017	15,000,000

15,400,000	Southern CA Public Power Authority Power Revenue Series A AMBAC Insured§	1.10	07/01/2023	15,400,000

7,620,000	Southern CA Public Power Authority Power Revenue Series B AMBAC Insured§	1.10	07/01/2009	7,620,000

37,635,000	Southern CA Public Power Authority Transmission Project Revenue§	1.10	07/01/2019	37,635,000

6,000,000	Tulare CA Local Health Care District Health Facility Revenue§	1.05	12/01/2032	6,000,000

12,705,000	Turlock CA Irrigation District Cop Capital Improvement Project Societe Generale LOC§	1.20	01/01/2031	12,705,000

3,200,000	Union City CA MFHR Series A Collateralized By FNMA§	1.10	07/15/2029	3,200,000

19

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$6,790,000	University CA Revenue ADJ Municipal Tr Rcpts Series Sg24§	1.14%	09/01/2014	$6,790,000

6,155,000	University Of California	1.02	06/05/2003	6,155,000

8,000,000	University Of California	1.00	07/21/2003	8,000,000

3,500,000	University Of California	1.00	06/13/2003	3,500,000

5,700,000	University Of California	1.00	08/25/2003	5,700,000

5,000,000	University Of California	1.00	08/18/2003	5,000,000

11,500,000	University Of California	1.00	06/11/2003	11,500,000

3,000,000	University CA Education Facilities Revenue Series 480 MBIA Insured§	1.12	09/01/2022	3,000,000

7,300,000	Vallejo CA HFA MFHR Ddresner Bank Ag LOC§	1.15	01/01/2008	7,300,000

4,800,000	Vallejo CA MFHR Hillside Terrace Apartments – A§	1.15	03/15/2027	4,800,000

1,950,000	Vallejo City CA Union School District Election Of 1997	2.00	08/01/2003	1,955,885

7,075,000	Yucaipa-Calimesa JT University School Certificate Participation§	1.15	07/01/2032	7,075,000

				2,555,373,034

Other – 1.98%

17,995,000	ABN AMRO Munitops Ctfs Tr 1998-20 Munitops Certificates AMBAC Insured§	1.15	07/05/2006	17,995,000

13,176,000	ABN AMRO Munitops Ctfs Tr 1998-25 Munitops Certificates FGIC LOC§	1.15	07/05/2006	13,176,000

17,000,000	ABN AMRO Munitops Ctfs Tr FGIC Insured§^	1.18	05/07/2008	17,000,000

4,600,000	ABN AMRO Munitops Ctfs Tr Series 1999-7 MBIA Insured§	1.15	07/04/2007	4,600,000

				52,771,000

Puerto Rico – 1.12%

2,390,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue MBIA Insured§	1.08	01/01/2019	2,390,000

5,000,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series 2 MBIA Insured§	1.12	07/01/2038	5,000,000

2,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority AMBAC Insured§	1.08	07/01/2007	2,000,000

4,995,000	Puerto Rico Commonwealth Infrastructure Financing Authority Series 86§	1.12	07/01/2015	4,995,000

3,300,000	Puerto Rico Commonwealth Series 477 MBIA Insured§	1.12	07/01/2023	3,300,000

1,195,000	Puerto Rico Pfa Revenue Series 111 AMBAC Insured§	1.12	06/01/2026	1,195,000

6,135,000	Puerto Rico Public Buildings Authority Revenue Series 416 Fsa LOC§	1.12	07/01/2021	6,135,000

2,775,000	Puerto Rico Public Finance Corporation Series 522X MBIA Insured§	1.12	08/01/2022	2,775,000

2,000,000	Puerto Rico Public Finance Corporation AMBAC Insured§	1.08	06/01/2010	2,000,000

				29,790,000

Total Municipal Securities (Cost $2,637,934,034)				2,637,934,034

Total Investments In Securities (Cost $2,637,934,034)*	99.09%	$2,637,934,034

Other Assets And Liabilities	0.91	24,171,465

Total Net Assets	100.00%	$2,662,105,499

ª	Yield to Maturity.
§	These Variable rates securities are subject to a demand feature which reduces the remaining maturity.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income taxes purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

20

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligations – 34.74%

Federal Farm Credit Bank – 9.04%

$7,500,000	Federal Farm Credit Bank	4.25%		07/01/2003	$7,554,422

12,000,000	Federal Farm Credit Bank	3.13		10/01/2003	12,082,603

50,000,000	Federal Farm Credit Bank	1.23	ª	07/10/2003	49,998,176

95,000,000	Federal Farm Credit Bank	1.22	ª	04/07/2004	94,955,625

95,000,000	Federal Farm Credit Bank	1.25	ª	06/02/2004	94,994,406

100,000,000	Federal Farm Credit Bank	1.22	ª	06/10/2004	99,976,132

100,000,000	Federal Farm Credit Bank	1.24		07/16/2004	100,000,000

					459,561,364

Federal Home Loan Bank – 12.68%

39,340,000	FHLB	6.88		08/15/2003	40,122,622

50,000,000	FHLB	1.20	ª	04/21/2003	49,998,500

69,400,000	FHLB	1.24	ª	12/29/2003	69,376,462

24,000,000	FHLB	2.00		11/21/2003	24,000,000

120,000,000	FHLB	1.17	ª	05/27/2004	119,944,268

50,000,000	FHLB	1.54		02/06/2004	50,000,000

120,000,000	FHLB	1.24	ª	07/14/2004	119,969,042

100,000,000	FHLB	1.22	ª	08/11/2004	99,972,737

69,945,000	FHLB	5.13		09/15/2003	71,151,450

					644,535,081

Federal Home Loan Mortgage Corporation – 4.54%

50,000,000	FHLMC	1.22	ª	07/08/2003	49,996,144

20,000,000	FHLMC	1.18	ª	08/05/2003	19,997,591

36,083,000	FHLMC	1.25	ª	09/04/2003	36,076,109

27,916,000	FHLMC	6.38		11/15/2003	28,778,517

44,990,000	FHLMC	5.25		02/15/2004	46,531,532

49,000,000	FHLMC	3.50		09/15/2003	49,456,145

					230,836,038

Federal National Mortgage Association – 8.48%

50,000,000	FNMA	3.13		11/15/2003	50,563,176

125,000,000	FNMA	1.18	ª	06/09/2003	124,986,708

74,000,000	FNMA	1.21	ª	01/20/2004	73,974,646

55,979,000	FNMA	4.75		11/14/2003	57,157,355

40,000,000	FNMA	5.13		02/13/2004	41,293,420

32,714,000	FNMA	4.00		08/15/2003	32,990,470

50,000,000	FNMA	1.17	ª	05/05/2003	49,996,395

					430,962,170

Total Agency Obligation (Cost $1,765,894,653)					1,765,894,653

Agency Obligations Float Rate – 1.97%

100,000,000	FNMA	1.21	ª	07/30/2004	99,966,593

Total Agency Obligation Float Rate (Cost $99,966,593)					99,966,593

21

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligation Discount – 31.50%

Federal Farm Credit Bank – 3.91%

$25,000,000	Federal Farm Credit Bank	1.23	%ª	12/15/2003	$24,779,625

18,000,000	Federal Farm Credit Bank	1.22	ª	12/15/2003	17,842,620

45,000,000	Federal Farm Credit Bank	1.43	ª	05/05/2003	44,939,225

20,000,000	Federal Farm Credit Bank	1.69	ª	07/21/2003	19,895,784

15,000,000	Federal Farm Credit Bank	1.26	ª	07/29/2003	14,937,525

7,310,000	Federal Farm Credit Bank	1.26	ª	08/01/2003	7,278,786

19,500,000	Federal Farm Credit Bank	1.08	ª	09/15/2003	19,402,305

25,000,000	Federal Farm Credit Bank	1.07	ª	09/15/2003	24,875,910

25,000,000	Federal Farm Credit Bank	1.16	ª	12/19/2003	24,788,944

					198,740,724

Federal Home Loan Bank – 4.91%

24,900,000	FHLB	1.21	ª	04/02/2003	24,899,163

49,700,000	FHLB	1.24	ª	04/04/2003	49,694,864

75,000,000	FHLB	1.24	ª	04/09/2003	74,979,333

50,000,000	FHLB	1.25	ª	04/11/2003	49,982,639

50,000,000	FHLB††	1.19		04/30/2003	49,950,056

					249,506,055

Federal Home Loan Mortgage Corporation – 10.05%

25,000,000	FHLMC	1.76	ª	05/22/2003	24,937,667

24,000,000	FHLMC	1.76	ª	05/22/2003	23,940,160

75,000,000	FHLMC	1.25	ª	04/10/2003	74,976,563

75,000,000	FHLMC	2.42	ª	04/24/2003	74,884,042

19,000,000	FHLMC	1.76	ª	05/22/2003	18,966,489

28,639,000	FHLMC	1.27	ª	06/02/2003	28,576,360

22,250,000	FHLMC	1.27	ª	06/19/2003	22,187,991

23,463,000	FHLMC	1.75	ª	08/14/2003	23,309,024

45,000,000	FHLMC	1.34	ª	08/25/2003	44,755,450

50,000,000	FHLMC	1.08	ª	09/22/2003	49,739,000

25,000,000	FHLMC	1.49	ª	10/27/2003	24,783,744

75,000,000	FHLMC††	1.23		05/29/2003	74,851,375

25,000,000	FHLMC††	1.24		09/02/2003	24,868,458

					510,776,323

Federal National Mortgage Association – 12.63%

36,791,472	FNMA	1.25	ª	06/02/2003	36,712,268

100,000,000	FNMA	1.23	ª	05/07/2003	99,877,000

100,000,000	FNMA	1.20	ª	07/01/2003	99,696,667

20,000,000	FNMA	1.28	ª	04/09/2003	19,994,311

14,000,000	FNMA	1.24	ª	05/02/2003	13,985,051

14,250,000	FNMA	1.24	ª	05/21/2003	14,225,360

45,000,000	FNMA	1.25	ª	07/02/2003	44,856,250

15,000,000	FNMA	1.16	ª	06/02/2003	14,970,033

40,620,000	FNMA	1.24	ª	07/01/2003	40,492,679

44,000,000	FNMA	1.80		04/01/2003	44,000,000

22

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Federal National Mortgage Association (continued)

$9,000,000	FNMA	1.68	%ª	07/01/2003	$8,961,780

15,300,000	FNMA	1.32		04/01/2003	15,300,000

35,000,000	FNMA	1.32		04/01/2003	35,000,000

12,368,000	FNMA	1.30	ª	07/01/2003	12,327,358

55,000,000	FNMA	1.25	ª	07/01/2003	54,826,215

49,917,000	FNMA††	1.23		10/17/2003	49,580,365

20,500,000	FNMA	1.28	ª	01/02/2004	20,298,827

17,296,000	FNMA	1.23	ª	06/01/2003	17,264,089

					642,368,253

Total Agency Obligation Discount (Cost $1,601,391,355)					1,601,391,355

Agency Obligation Interest – 7.51%

Federal Farm Credit Bank – 0.93%

47,000,000	Federal Farm Credit Bank	2.25		06/26/2003	47,052,579

Federal Home Loan Bank – 1.52%

10,000,000	FHLB	4.50		05/15/2003	10,029,015

42,000,000	FHLB	2.01		06/26/2003	42,063,210

25,000,000	FHLB	1.70		06/11/2003	25,000,000

					77,092,225

Federal Home Loan Mortgage Corporation – 2.46%

10,000,000	FHLMC	7.38		05/15/2003	10,057,103

16,000,000	FHLMC	7.38		05/15/2003	16,108,229

9,500,000	FHLMC	4.50		06/15/2003	9,562,034

20,000,000	FHLMC	4.50		06/15/2003	20,132,140

24,000,000	FHLMC	7.38		05/15/2003	24,130,924

10,000,000	FHLMC	4.50		06/15/2003	10,057,352

35,000,000	FHLMC Reference Note	7.38		05/15/2003	35,256,063

					125,303,845

Federal National Mortgage Association – 2.33%

5,000,000	FNMA	5.75		04/15/2003	5,005,981

25,000,000	FNMA	5.75		04/15/2003	25,038,374

25,000,000	FNMA	5.75		04/15/2003	25,038,448

20,000,000	FNMA	5.75		04/15/2003	20,031,314

32,289,000	FNMA	4.75		11/14/2003	32,979,132

10,465,000	FNMA	5.75		04/15/2003	10,478,389

					118,571,638

Government Trust Certificates – 0.27%

13,605,000	Government Trust Certificates††	1.71		05/15/2003	13,577,093

Total Agency Obligation Interest (Cost $381,597,380)					381,597,380

23

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Repurchase Agreements – 27.94%

$560,981,766	Credit Suisse First Boston	1.37%		04/01/2003	$560,981,766

496,285,660	Bear Stearns & Company Incorporated	1.38		04/01/2003	496,285,660

137,225,000	UBS Warburg	1.37		04/01/2003	137,225,000

225,967,000	UBS Warburg	1.38		04/01/2003	225,967,000

Total Repurchase Agreement (Cost $1,420,459,426)					1,420,459,426

Treasury Bills – 0.80%

40,677,000	U.S. Treasury Bills	1.14	ª	04/17/2003	40,656,436

Total U.S. Treasury Bills (Cost $40,656,436)					40,656,436

Total Investments In Securities (Cost $5,309,965,843)*	104.46%	$5,309,965,843

Other Assets And Liabilities, Net	(4.46)	(226,720,688)

Total Net Assets	100.00%	$5,083,245,155

ª	Yield to Maturity.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

24

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

MINNESOTA MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Bond – 18.23%

$630,000	Duluth MN Refinance & Improvement General Obligation Bonds Series C	2.00%	02/01/2004	$634,414

1,020,000	Hutchinson Minnesota Public Utilities Revenue	2.00	12/01/2003	1,025,887

1,000,000	Metropolitan Council MN St Paul Met Area Series A	4.50	12/01/2003	1,019,087

2,900,000	Metropolitan Council MN St Paul Metro Area Water Revenue	5.00	12/01/2003	2,975,108

200,000	Minneapolis Convention Center Facility	4.70	04/01/2003	200,000

2,000,000	Minneapolis Minnesota Water Utility Improvements	5.00	12/01/2003	2,051,899

2,500,000	Minneapolis MN Special School District #001	1.75	07/28/2003	2,505,753

750,000	Minnesota Public Facilities Authority Water PCR Series A	5.00	03/01/2004	776,285

4,000,000	Minnesota School District Tax & Aid Series A	2.25	08/20/2003	4,009,350

2,000,000	Minnesota School District Tax & Aid Series A	2.25	08/20/2003	2,005,933

210,000	Minnesota State Public Improvements	5.00	11/01/2003	214,063

1,000,000	Red Wing Minnesota Health Care Facilities Revenue§	6.50	09/01/2022	1,042,340

4,000,000	Spring Lake Park MN School District #016	2.00	09/29/2003	4,010,067

590,000	St Paul Minnesota Capital Improvements Series B	2.00	03/01/2004	594,815

115,000	St Paul MN Housings & Redevelopment Authority Tax Increment Revenue Downtown & Seventh Place Project	5.10	09/01/2003	116,654

Total Municipal Bond (Cost $23,181,655)				23,181,655

Municipal Bond Short Term Put – 4.25%

5,400,000	University Of Minnesota ROC-II-R-29§	1.60	07/01/2021	5,400,000

Total Municipal Bond Short Term Put (Cost $5,400,000)				5,400,000

Variable Rate Demand Note – 72.56%

1,000,000	Arden Hills Minnesota Housing & Healthcare Facilities Revenue§	1.20	09/01/2029	1,000,000

200,000	Brooklyn Center MN IDR Brookdale Corporation III Project§	1.20	12/01/2014	200,000

600,000	Brooklyn Center MN IDR Brookdale Corporation III Project§	1.20	12/01/2007	600,000

400,000	Burnsville MN Multifamily Revenue Project Series A§	1.15	07/15/2030	400,000

400,000	Cohasset Minnesota Power & Light Project Series 1997A§	1.15	06/01/2020	400,000

500,000	Crystal MN Multifamily Housing Redevelopment Revenue§	1.15	05/01/2027	500,000

3,100,000	Dakota County Minnesota Community Development Series A§	1.30	01/01/2038	3,100,000

3,550,000	Dakota County MN Housing & Redevelopment Authority Pt484§	1.22	12/01/2022	3,550,000

210,000	Duluth MN Economic Development Authority Health Care Facilities Miller Dwan Medical Center§	1.20	06/01/2019	210,000

1,105,000	Eagan MN Multifamily Revenue P-Floats§	1.22	12/01/2029	1,105,000

3,300,000	Minnesota GO Eagle Series 2001-2301 Non-Amt§	1.23	10/01/2019	3,300,000

1,200,000	Edina MN Multifamily Redevelopment Edina Park Plaza Project§	1.15	12/01/2029	1,200,000

1,900,000	Golden Valley MN Industrial Development Revenue Bond Unicare Homes Project§	1.24	09/01/2014	1,900,000

2,600,000	Hennepin County Housing & Redevelopment Authority MN City Apts Series 2001§	1.30	06/15/2034	2,600,000

2,800,000	Hennepin County MN Housing & Redevelopment Authority Stone Arch Apts Project Series 2002§	1.25	04/15/2035	2,800,000

5,780,000	MBIA Capital Corporation§	1.30	01/06/2005	5,780,000

1,665,000	Mankato MN Family YMCA Project Revenue Bond§	1.25	05/01/2006	1,665,000

700,000	Maple Grove MN Multifamily Revenue Refinance Housing Basswood Trails§	1.15	03/01/2029	700,000

2,475,000	Minneapolis MN PA 711§	1.21	09/01/2004	2,475,000

1,400,000	Minneapolis MN Multifamily Revenue Housing Gateway Real Estate§	1.25	10/01/2032	1,400,000

1,050,000	Minneapolis MN Revenue People Serving People Project Series B§	1.20	10/01/2021	1,050,000

4,415,000	Minneapolis MN Woman’S Club Of Minneapolis Project Revenue Bond§	1.25	05/01/2023	4,415,000

25

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

MINNESOTA MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Variable Rate Demand Note (continued)

$4,995,000	Minnesota Public Facilities Authority Water Pollution§	1.26%	03/01/2021	$4,995,000

1,975,000	Minnesota State ROC Series II-R-96§	1.23	08/01/2014	1,975,000

5,470,000	Minnesota State Higher Education Revenue St Thomas University Series 2002 5L§	1.20	04/01/2027	5,470,000

750,000	Minnetonka MN MFHR Minnetonka Hills Apartments§	1.15	11/15/2031	750,000

2,300,000	New Brighton MN Industrial Development Revenue§	1.24	12/01/2014	2,300,000

1,620,000	New Brighton MN Multifamily Golden Pond Housing Project Revenue Bond§	1.25	07/15/2032	1,620,000

160,000	Plymouth MN Industrial Development Revenue Turck Multipox Incorporated§	1.20	11/01/2006	160,000

4,320,000	Robbinsdale MN Industrial Development Unicare Homes Incorporated§	1.24	10/01/2014	4,320,000

2,585,000	Rochester MN Multifamily Housing Pt 1336§	1.31	07/15/2031	2,585,000

3,950,000	Roseville MN Private School Facilities Revenue Northwestern College Project§	1.20	11/01/2022	3,950,000

5,000,000	St Louis Park MN Multifamily Revenue Newport On Seven Apartments§	1.25	09/15/2031	5,000,000

2,100,000	St Paul MN Housing Redevelopment Revenue Bond Public Radia Project§	1.20	05/01/2022	2,100,000

2,500,000	St Paul MN Housing & Redevelopment Authority District Heating Revenue Series A Remarketed 1/3/94§	1.15	12/01/2012	2,500,000

1,130,000	St Paul MN Housing Redevelopment Authority District Cooling Project Series I§	1.25	06/01/2015	1,130,000

930,000	St Paul MN Housing & Redevelopment Authority Cooling Revenue Series L§	1.25	03/01/2018	930,000

200,000	St Paul MN Port Authority District Cooling Revenue Series M§	1.20	03/01/2021	200,000

1,975,000	St Paul MN Port Authority District Cooling Revenue Series O§	1.20	03/01/2012	1,975,000

4,820,000	St Paul MN Port Authority District Cooling Revenue Series R§	1.30	03/01/2022	4,820,000

3,725,000	St Paul MN Authority Tax Increment Revenue Westgate Industrial Project§	1.20	02/01/2015	3,725,000

1,450,000	University MN Series A§	1.20	01/01/2034	1,450,000

Total Variable Rate Demand Note (Cost $92,305,000)				92,305,000

Tax Exempt Commercial Paper – 4.72%

2,350,000	Rochester MN Health Care Facilities Revenue	1.05	05/08/2003	2,350,000

3,650,000	Rochester MN Health Care Facilities Revenue	1.05	04/03/2003	3,650,000

Total Tax Exempt Commercial Paper (Cost $6,000,000)				6,000,000

Total Investment In Securities (Cost $126,886,655)*	99.76%	$126,886,655

Other Assets and Liabilities, Net	0.24	306,256

Total Net Assets	100.00%	$127,192,911

ª	Yield to Maturity.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

26

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligation Discount – 4.88%

$108,000,000	FNMA	1.23	%ª	06/16/2003	$107,719,560

89,000,000	FNMA	1.23	ª	06/25/2003	88,741,529

87,700,000	FNMA	1.24	ª	06/25/2003	87,443,235

75,000,000	FNMA	1.15	ª	06/11/2003	74,829,896

61,625,000	FNMA	1.23	ª	05/28/2003	61,504,985

Total Agency Obligation Discount (Cost $420,239,205)					420,239,205

Certificate of Deposit – 6.09%

50,000,000	Abbey National Treasury	1.40		03/02/2004	50,000,000

87,000,000	Comerica Bank^	2.60	ª	05/30/2003	86,997,227

80,000,000	Credit Agricole Indosuez	1.30		07/16/2003	80,008,960

115,000,000	Fifth Third Bank	1.26		07/18/2003	115,000,000

92,000,000	Natexis Banque Populaires	1.28	ª	04/14/2003	91,999,992

50,000,000	Natexis Banque Populaires	2.25		06/23/2003	50,106,979

50,000,000	Svenska Handelsbanken Incorporated	1.40		03/02/2004	50,000,000

Total Certificate of Deposit (Cost $524,113,158)					524,113,158

Corporate Bonds – 2.10%

40,000,000	Mcdonald’S Corporation	4.60		03/07/2004	41,204,494

100,000,000	Northern Rock PLC±	1.30		11/19/2003	100,000,000

40,000,000	SMM Trust 2002-H±	1.32		09/23/2003	40,000,000

Total Corporate Bonds (Cost $181,204,494)					181,204,494

Commercial Paper Discount – 60.92%

48,400,000	Aegon Funding Corporation^	1.29	ª	04/09/2003	48,386,125

142,623,000	Amstel Funding Corporation^	1.28	ª	06/18/2003	142,227,459

75,000,000	Amstel Funding Corporation^	1.19	ª	06/11/2003	74,823,979

25,000,000	Amstel Funding Corporation^	1.31	ª	07/16/2003	24,903,202

100,000,000	Aquinas Funding LLC	1.29	ª	08/05/2003	99,548,500

50,000,000	Aquinas Funding LLC	1.35	ª	07/17/2003	49,799,375

75,000,000	Atlantis One Funding^	1.21	ª	06/20/2003	74,798,333

68,702,000	Atlantis One Funding^	1.23	ª	07/23/2003	68,436,753

98,500,000	Atlantis One Funding Corporation^	1.29	ª	07/23/2003	98,101,157

80,000,000	Banco Bilbao Vizcayza^	1.31	ª	05/12/2003	79,880,644

33,500,000	Banco Bilbao Vizcayza^	1.30	ª	05/08/2003	33,455,240

115,000,000	Charta Corporation^	1.20	ª	06/19/2003	114,697,167

50,000,000	Charta Corporation^	1.22	ª	05/05/2003	49,942,389

40,000,000	Charta Corporation^	1.23	ª	06/17/2003	39,894,767

90,000,000	Concord Minuteman Capital Company LLC^	1.31	ª	04/07/2003	89,980,350

52,260,000	Concord Minuteman Capital Company LLC^	1.29	ª	05/19/2003	52,180,368

98,000,000	Credit Lyonnais	1.28	ª	04/15/2003	97,951,218

90,000,000	Credit Lyonnais	1.29	ª	06/13/2003	89,764,575

50,000,000	Credit Lyonnais	1.28	ª	04/15/2003	49,975,111

80,000,000	Crown Point Capital Company^	1.36	ª	06/06/2003	79,800,533

75,000,000	Crown Point Capital Company^	1.22	ª	07/11/2003	74,743,292

63,000,000	Crown Point Finance^	1.36	ª	04/02/2003	62,997,620

100,000,000	Den Norske Bank	1.34	ª	04/11/2003	99,962,778

27

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper Discount (continued)

$84,882,000	Edison Asset Securitizat	1.75	%ª	04/16/2003	$84,820,107

26,508,000	Fairway Finance Corporation^	1.27	ª	05/14/2003	26,467,789

100,000,000	General Electric Capital	1.27	ª	04/24/2003	99,918,861

82,500,000	General Electric Capital	1.28	ª	08/06/2003	82,127,467

100,000,000	Govco Incorporated^	1.20	ª	05/09/2003	99,873,333

40,000,000	Govco Incorporated^	1.28	ª	04/21/2003	39,971,556

32,500,000	Govco Incorporated^	1.21	ª	06/16/2003	32,416,981

65,000,000	Grampian Funding Corporation^	1.22	ª	06/18/2003	64,828,183

61,000,000	Grampian Funding Corporation^	1.21	ª	06/11/2003	60,854,430

96,000,000	Grampian Funding Limited^	1.27	ª	05/28/2003	95,806,960

30,000,000	Grampian Funding Limited^	1.28	ª	08/06/2003	29,864,533

90,000,000	HBOS Treasury Services PLC	1.77	ª	04/16/2003	89,933,627

35,000,000	HBOS Treasury Services PLC	1.28	ª	04/30/2003	34,963,911

25,000,000	HBOS Treasury Services PLC	1.26	ª	05/27/2003	24,951,000

36,590,000	Holdenby Capital Company LLC^	1.30	ª	04/24/2003	36,559,610

29,772,000	Holdenby Capital Company LLC^	1.42	ª	05/21/2003	29,713,283

100,000,000	Irish Life Permanent^	1.28	ª	05/05/2003	99,879,111

60,000,000	Irish Life & Permanent^	1.28	ª	05/06/2003	59,925,333

66,815,000	Ivory Funding Corporation^	1.31	ª	04/14/2003	66,783,393

50,000,000	Ivory Funding Corporation^	1.28	ª	04/04/2003	49,994,667

37,965,000	Ivory Funding Corporation^	1.29	ª	04/17/2003	37,943,233

25,000,000	Ivory Funding Corporation^	1.55	ª	05/01/2003	24,967,709

100,000,000	KBC Financial Products International Limited^	1.27	ª	05/02/2003	99,890,639

100,000,000	Lexington Parker Capital Corporation^	1.41	ª	06/02/2003	99,757,167

100,000,000	Lexington Parker Capital Corporation^	1.30	ª	04/25/2003	99,913,333

90,000,000	Liberty Street Funding Corporation^	1.28	ª	04/29/2003	89,910,400

50,000,000	Liberty Street Funding Corporation^	1.27	ª	04/29/2003	49,950,611

35,000,000	Liberty Street Funding Corporation^	1.27	ª	04/24/2003	34,971,601

47,500,000	Liquid Funding^	1.25	ª	04/10/2003	47,485,156

45,000,000	Liquid Funding Limited^	1.29	ª	05/28/2003	44,908,088

72,600,000	Moat Funding LLC^	1.27	ª	05/06/2003	72,510,359

34,952,000	Mont Blanc Capital Corporation^	1.29	ª	04/22/2003	34,925,699

25,000,000	Morgan Stanley & Company Incorporated	1.29	ª	04/23/2003	24,980,292

25,000,000	Moriarity Limited^	1.27	ª	05/27/2003	24,950,611

70,000,000	National Bank Of New Zealand^	1.29	ª	05/12/2003	69,897,158

100,000,000	National Bank Of New Zealand International Limited^	1.64	ª	04/08/2003	99,968,111

60,000,000	National Bank Of New Zealand International Limited^	1.29	ª	06/12/2003	59,845,200

10,000,000	National Bank Of New Zealand International Limited^	1.29	ª	05/12/2003	9,985,308

80,403,000	Neptune Funding Corporation^	1.24	ª	05/05/2003	80,308,839

66,423,000	Ness LLC^	1.29	ª	07/21/2003	66,158,803

24,565,000	Ness LLC^	1.56	ª	04/28/2003	24,536,259

18,367,000	Ness LLC^	1.42	ª	06/20/2003	18,309,042

55,000,000	Northern Rock PLC	1.34	ª	04/04/2003	54,993,858

20,000,000	Park Avenue Recreation Corporation^	1.25	ª	04/28/2003	19,981,250

99,100,000	Pennine Funding LLC^	1.27	ª	08/07/2003	98,652,508

74,000,000	Pennine Funding LLC^	1.27	ª	05/14/2003	73,887,746

28

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper Discount (continued)

$100,000,000	Perry Funding Corporation^	1.28	%ª	06/04/2003	$99,772,444

12,910,000	Perry Funding Corporation^	1.29	ª	05/20/2003	12,887,332

131,666,000	Perry Global Funding Limited^	1.28	ª	07/15/2003	131,174,447

28,473,000	Perry Global Funding Limited^	1.28	ª	05/22/2003	28,421,369

74,160,000	Shell Finance UK^	1.28	ª	07/25/2003	73,856,768

50,000,000	Shell Finance UK^	1.76	ª	04/16/2003	49,963,229

40,000,000	Shell Finance UK^	1.28	ª	07/24/2003	39,837,867

30,000,000	Shell Finance UK^	1.65	ª	05/08/2003	29,949,125

23,575,000	Shell Finance UK^	1.68	ª	04/21/2003	23,552,997

96,600,000	Spintab AB	1.27	ª	06/05/2003	96,378,491

33,700,000	Tango Finance Corporation^	1.38	ª	06/06/2003	33,614,739

25,000,000	Tango Finance Corporation^	1.29	ª	05/01/2003	24,973,125

47,184,000	Transamerica Asset Funding Corporation^	1.29	ª	04/02/2003	47,182,309

47,500,000	Tulip Funding Corporation^	1.28	ª	04/23/2003	47,462,845

40,195,000	White Pine Finance LLC^	1.42	ª	04/03/2003	40,191,829

38,691,000	White Pine Finance LLC^	1.37	ª	07/07/2003	38,548,177

30,204,000	White Pine Finance LLC^	1.40	ª	05/19/2003	30,147,619

28,091,000	White Pine Finance LLC^	1.40	ª	05/16/2003	28,041,841

Total Commercial Paper (Cost $5,245,450,603)					5,245,450,603

Commercial Paper Interest – 0.52%

45,000,000	Liquid Funding Limited±	1.30		04/30/2003	45,000,000

Total Commercial Paper Interest (Cost $45,000,000)					45,000,000

Medium Term Notes – 11.24%

40,000,000	American Express Centurion Bank±	1.30		12/23/2003	40,000,000

60,000,000	Bank One NA	1.30		07/08/2003	60,000,000

90,000,000	Bear Stearns & Company Incorporated±^	1.38		04/03/2003	90,000,000

79,100,000	Belford U.S. Capital Company±^	1.32	ª	11/26/2003	79,089,642

50,000,000	Belford U.S. Capital Company±^	1.33	ª	10/06/2003	49,994,657

50,000,000	Belford U.S. Capital Company±^	1.34		12/09/2003	50,000,000

25,000,000	Belford U.S. Capital Company±^	1.34		12/10/2003	25,000,000

59,000,000	CC USA Incorporated	2.54		06/23/2003	59,000,000

75,000,000	Dorada Finance Incorporated±	1.00	ª	03/17/2004	74,992,807

95,000,000	Fortis Finance NV±	1.39		10/03/2003	95,018,147

80,000,000	John Hancock Global Funding Ii±	1.31	ª	12/10/2003	79,994,811

75,000,000	Liberty Lighthouse U.S. Capital Company±^	1.27		03/22/2004	75,000,000

40,000,000	Liberty Lighthouse U.S. Capital Company±^	1.30	ª	02/27/2004	39,996,352

50,000,000	Liberty Lighthouse U.S. Capital Company Mtn Issuer±^	1.41		11/20/2003	50,024,291

25,000,000	Links Finance LLC^	2.00		10/10/2003	25,000,000

75,000,000	Merrill Lynch & Company Incorporated	3.03		04/02/2003	75,000,000

Total Medium Term Notes (Cost $968,110,707)					968,110,707

Repurchase Agreements – 10.19%

32,361,056	Bank One Capital Markets	1.38		04/01/2003	32,361,058

258,000,000	Goldman Sachs Group Incorporated	1.42		04/01/2003	258,000,000

29

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Repurchase Agreements (continued)

$162,000,000	Morgan Stanley Incorporated	1.47%	04/01/2003	$162,000,000

425,000,000	UBS Warburg	1.37	04/01/2003	425,000,000

Total Repurchase Agreements (Cost $877,361,058)				877,361,058

Time Deposits – 4.08%

39,000,000	Bank Of Ireland	1.38	04/01/2003	39,000,000

215,000,000	Banque Bruxelles Lambert	1.44	04/01/2003	215,000,000

97,000,000	Societe Generale	1.48	04/01/2003	97,000,000

Total Time Deposits (Cost $351,000,000)				351,000,000

Variable Rate Demand Notes – 0.01%

300,000	Kalamazoo Funding Company LLC±§^	1.40	12/15/2026	300,000

205,000	Kalamazoo Funding Company LLC±§^	1.40	12/15/2026	205,000

185,000	Kalamazoo Funding Company LLC±§^	1.40	12/15/2026	185,000

150,000	Kalamazoo Funding Company LLC±§^	1.40	12/15/2026	150,000

140,000	Kalamazoo Funding Company LLC±§^	1.40	12/15/2026	140,000

85,000	Kalamazoo Funding Company LLC±§^	1.38	12/15/2026	85,000

Total Variable Rate Demand Notes (Cost $1,065,000)				1,065,000

Total Investments In Securities (Cost $8,613,544,224)*	100.03%	$8,613,544,224

Other Assets and Liabilities, Net	(0.03)	(2,608,363)

Total Net Assets	100.00%	$8,610,935,861

^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
ª	Yield to Maturity.
±	Variable Rate Securities.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

30

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Alabama – 0.70%

$2,500,000	Birmingham-Medical Center East Alabama Special Care Facilities§	1.22%	07/01/2012	$2,500,000

2,000,000	Decatur Industrial Development Board	1.07	04/02/2003	2,000,000

				4,500,000

Alaska – 0.89%

1,645,000	Alaska IDA Revenue Providence Medical Office Building§	1.15	06/01/2010	1,645,000

4,100,000	Alaska State Housing Finance Corporation Floater PA Series 1057§	1.21	06/01/2026	4,100,000

				5,745,000

Arizona – 2.69%

2,700,000	Arizona School District Tax Anticipation Notes	2.00	07/31/2003	2,704,501

6,500,000	Arizona School District Tax Anticipation Notes	2.00	07/31/2003	6,512,774

255,000	Maricopa County Arizona Industrial Development Authority Single Family Mortgage Revenue P-Floats – Pt 1312§	1.26	09/01/2005	255,000

5,615,000	Pima County Arizona Industrial Development Authority Revenue – Lease Purchase§	1.30	06/01/2007	5,615,000

2,300,000	Scottsdale Arizona Industrial Development Authority Hospital Bonds§	1.10	09/01/2022	2,300,000

				17,387,278

California – 2.06%

1,200,000	California Higher Education Loan Authority Student Loan Revenue§	1.80	07/01/2005	1,200,000

3,400,000	California State Department Water Reserve Power Supply Revenue – Series B-5§	1.20	05/01/2022	3,400,000

640,000	California Statewide Communitys Development Authority Revenue Insured – Fremont-Rideout – Series A§	1.05	01/01/2031	640,000

4,500,000	Cobb County CA	1.50	12/31/2003	4,515,300

200,000	M-S-R Public Power Agency California San Juan Project Revenue Sub Lien Series F§	1.15	07/01/2022	200,000

600,000	Turlock California Irrigation District Certificates Partnership – Capital Improvement & Refinishing Project§	1.20	01/01/2031	600,000

2,754,500	US Bancorp PJ Funding Trust§	1.30	01/01/2010	2,754,500

				13,309,800

Colorado – 3.29%

3,800,000	Arapahoe County CO Capital Improvements & Transportation Highway Revenue Series 437§	1.24	08/31/2026	3,800,000

2,000,000	Arvada County Water Enterprises Revenue FSA Insured§	1.20	11/01/2020	2,000,000

4,264,000	Boulder County CO MFHR Cloverbasin Village Apartments Project Chase Bank§	1.90	12/25/2031	4,264,000

2,000,000	Colorado St General Fund Revenue	3.00	06/27/2003	2,007,134

4,985,000	Denver CO City & County Airport Revenue Series R98 FSA§	1.27	11/15/2016	4,985,000

2,000,000	Denver CO Health & Hospital Authority Healthcare Revenue ADJ – Ser B§	1.20	12/01/2031	2,000,000

2,200,000	Pitkin County Colorado Industrial Development Revenue§	1.15	04/01/2016	2,200,000

				21,256,134

Connecticut – 0.73%

4,700,000	Connecticut State Health And Educational Facilities Authority Revenue Series X-3§	1.13	07/01/2037	4,700,000

District Of Columbia – 0.32%

2,065,000	District Of Columbia GO FSA§	1.22	06/01/2007	2,065,000

31

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Florida – 0.62%

$840,000	Escambia County Florida Housing Finance Authority Single Family Mortgage Revenue Series B§	2.20%	10/01/2033	$840,000

3,176,000	Orange County FL Housing Authority Multi Family Revenue Regal Point Apartments – Series A§	1.17	12/01/2030	3,176,000

				4,016,000

Georgia – 2.96%

5,740,000	Georgia Local Government Certificates Of Partnership – Series K§	1.25	06/01/2028	5,740,000

2,080,000	Georgia Municipal Gas Authority Gas Revenue ADJ – Gas Portfolio II Series PJ-C§	1.20	01/01/2008	2,080,000

1,700,000	Gwinnett County GA Development Authority Revenue§	1.10	09/01/2031	1,700,000

9,500,000	Gwinnett County GA School District	2.00	12/29/2003	9,563,156

				19,083,156

Hawaii – 0.31%

2,000,000	Honolulu Hawaii City & County§	1.30	12/01/2008	2,000,000

Idaho – 0.53%

3,400,000	Idaho Housing & Financial Assistance Housing Revenue Balmoral Apartments II§	1.30	04/01/2033	3,400,000

Illinois – 8.58%

1,000,000	Cook County Il High School District No 205 Thorton Twp Series B	2.60	12/01/2003	1,008,267

640,000	Elgin Il Individual Development Revenue§	1.25	12/01/2028	640,000

300,000	Elmhurst Il IDR John Sakash Company Incorporated Project Lasalle Bank NA LOC§	1.25	02/01/2025	300,000

930,000	Illinois Development Finance Authority Development Revenue Revcor Incorporated Project§	1.25	06/01/2008	930,000

200,000	Illinois Education Facilities Authority Revenue Bonds Newberry Library§	1.15	03/01/2028	200,000

14,000,000	Illinois Educational Facilities Authority Revenue Bonds§	1.15	03/01/2028	14,000,000

1,300,000	Illinois Health Facilities Authority Revenue§	5.50	10/01/2019	1,353,296

2,100,000	Illinois Health Facilities Authority Revenue Memorial Medical Center Series C§	1.15	01/01/2016	2,100,000

1,600,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital C§	1.15	08/15/2032	1,600,000

18,700,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital Series B§	1.15	08/15/2025	18,700,000

2,100,000	Illinois HFFA Revenue Series 166 Morgan Stanley Dean Witter LOC AMBAC Insured§	1.65	02/15/2024	2,100,000

4,000,000	Illinois HFFA Revenue Silver Cross Hospital & Medical Center Series A§	1.22	08/15/2026	4,000,000

2,000,000	Illinois State GO Series G FSA§	1.23	05/01/2015	2,000,000

3,200,000	Illinois State GO Series II R 132 MBIA Insured§	1.23	08/01/2010	3,200,000

3,300,000	Illinois State Sales Tax Revenue§	1.21	06/15/2019	3,300,000

				55,431,563

Indiana – 4.70%

1,000,000	Indiana Health Facilities Finance Authority Revenue Bonds Ascension Health Credit GPA2§	1.83	11/15/2036	1,000,000

4,060,000	Indiana HFFA Health Care Revenue Fayette Memorial Hospital Association Series A§	1.20	10/01/2022	4,060,000

3,800,000	Indiana Secondary Market Educational Loans Incorporated Student Loan Revenue Series B§	1.20	12/01/2013	3,800,000

5,600,000	Indianapolis Indiana Local Public Improvement Bond Bank – Series F-2§	1.10	02/01/2020	5,600,000

32

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Indiana (continued)

$7,575,000	Richmond Industrial Hospital Authority Revenue Bonds Reid Hospital & Health Care Project, Due 01/01/12§	1.20%	01/01/2012	$7,575,000

8,300,000	Whiting In Environmental Facilities Revenue BP Products Project Series C§	1.20	07/01/2034	8,300,000

				30,335,000

Iowa – 2.66%

3,235,000	Iowa Finance Authority Single Family Revenue VAR Rate CTFS Series N§	1.30	01/01/2008	3,235,000

6,310,000	Iowa Finance Authority Health Care Facility Revenue§	1.15	03/01/2018	6,310,000

3,600,000	Iowa Higher Education Loan Authority Revenue Private College Facilities Grand View PJ§	1.20	10/01/2025	3,600,000

4,000,000	Iowa State School Cash Anticipation Program-Iowa School Corporations Certificates – Series B	2.25	01/30/2004	4,038,605

				17,183,605

Kansas – 2.41%

1,400,000	Kansas State Development Finance Authority Health Facilities Revenue Stormont Vail Project Series M§	1.20	11/15/2023	1,400,000

2,465,000	Lawrence, Kansas Temp Notes – Series II	2.25	10/01/2003	2,479,578

2,622,000	Lenexa Kansas Multifamily Housing Floats PT 1020§	1.22	07/01/2004	2,622,000

9,000,000	Wichita Kansas	2.00	08/21/2003	9,032,512

				15,534,090

Louisiana – 2.35%

1,445,000	Jefferson Parish La Home Mortgage Authority Mortgage Revenue Collateralized By GNAM/FNMA§	1.26	06/01/2007	1,445,000

3,785,000	Louisiana State GO States Territories Series II R 128 MBIA Insured Prerefunded 05/15/2005 @ 102§	1.23	05/15/2013	3,785,000

3,150,000	Louisiana State GO States Territories Series II R 111 MBIA Insured Prerefunded 05/15/2005 @ 102§	1.23	05/15/2012	3,150,000

2,300,000	Plaquesmines La Port Harbor§	1.10	03/15/2006	2,300,000

4,500,000	Plaquesmines Port Harbor Terminal District Revenue Marine Terminal Series A MB§	1.10	03/15/2006	4,500,000

				15,180,000

Maine – 0.44%

1,000,000	Maine Municipal Bond Series E§	5.30	11/01/2013	1,044,299

1,770,000	Regional Waste System Industrial Maine Solid Waste Resources Recovery Revenue Bondseries R, Due 07/01/12§	1.35	07/01/2012	1,770,000

				2,814,299

Maryland – 0.25%

1,600,000	Howard County MD MFHR Sherwood Crossing Limited Project Guardian Savings & Loan LOC§	2.00	06/01/2015	1,600,000

Massachusetts – 3.41%

7,137,000	Massachusetts State Health	1.05	07/21/2003	7,137,000

2,700,000	Massachusetts State Health & Educational Facilities Authority Revenue Bonds§	1.00	01/01/2024	2,700,000

33

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Massachusetts (continued)

$9,700,000	Massachusetts State Health & Educational Facilities Authority Revenue Harvard University – Series BB§	1.10%	02/01/2034	$9,700,000

2,495,000	Massachusetts State ROC Series II R 101§	1.50	12/01/2014	2,495,000

				22,032,000

Michigan – 1.65%

465,000	Detroit MI Sewer Disposal Revenue Series II R 116§	1.23	07/01/2017	465,000

1,700,000	Detroit Michigan§	6.35	04/01/2014	1,734,000

5,335,000	Lakeview Michigan School District School Building & Site – Series B§	1.15	05/01/2032	5,335,000

2,100,000	Michigan State Higher Education Loan Revenue Series XII B AMBAC Insured§	1.20	10/01/2013	2,100,000

1,000,000	Michigan State Strategic Fund Limited Obligation Revenue Ref Consumers Power Company Project A§	1.15	06/15/2010	1,000,000

				10,634,000

Minnesota – 6.41%

1,000,000	Brooklyn Center MN IDR	3.00	08/01/2003	1,004,158

3,420,000	Eagan Minnesota Multifamily Rev§	1.22	12/01/2029	3,420,000

3,400,000	Edina MN Multifamily Redevelopment Edina Park Plaza Project§	1.15	12/01/2029	3,400,000

235,000	Mankato Minnesota Multifamily Revenue VAR Housing Highland Remarketing 10/03/00§	1.20	05/01/2027	235,000

1,300,000	Minn St Higher Ed – St. Thomas University Revenue Bonds Series 2002 5-L§	1.20	04/01/2027	1,300,000

836,000	Minneapolis Minnesota P Floats PA 711§	1.21	09/01/2004	836,000

7,000,000	Minneapolis MN Special	1.75	07/28/2003	7,016,108

1,000,000	Minnesota Public Facilities Authority Water Pollution Control Revenue Floats PA 868§	1.21	03/01/2004	1,000,000

2,000,000	Minnesota St Higher Education Facilities Authority Revenue§	1.15	10/01/2030	2,000,000

450,000	Minnesota St Series II – R-96§	1.23	08/01/2014	450,000

4,500,000	Rochester MN Health Care	1.05	04/09/2003	4,500,000

3,500,000	Rochester MN Health Care	1.05	05/08/2003	3,500,000

3,800,000	Rochester MN Health Care	1.05	04/03/2003	3,800,000

650,000	Roseville Minnesota Health Care Facilities Presbyterian Homes Projects§	1.20	10/01/2029	650,000

2,200,000	St Paul Minnesota Authority Tax Increment Revenue Bond Westgate Office & Industrial Center Project§	1.20	02/01/2015	2,200,000

1,950,000	St Paul Minnesota Port Authority District§	1.20	03/01/2021	1,950,000

1,000,000	St Paul Minnesota Port Authority District Coolong Revenue Bond Series§	1.15	03/01/2022	1,000,000

1,000,000	Stillwater MN ISD	2.75	08/18/2003	1,003,730

2,150,000	University Minnesota Weekly – Series A§	1.20	01/01/2034	2,150,000

				41,414,996

Mississippi – 0.47%

1,055,000	Mississippi Home Corporate Single Family Revenue P – Floats Series 146§	1.26	11/01/2029	1,055,000

2,000,000	Mississippi Hospital Equipment & Facilities Authority Revenue North Mississippi Health Services Series 1§	1.15	05/15/2030	2,000,000

				3,055,000

Missouri – 0.33%

2,100,000	Missouri Higher Education Loan Authority Student Loan Revenue Series A Bank Of America§	1.20	12/01/2005	2,100,000

34

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Montana – 0.69%

$1,600,000	Montana State Board Of Investments§	1.35%	03/01/2009	$1,600,000

1,380,000	Montana State Board Of Investments Adj-Mun Fin Cons-Intercap Program§	1.35	03/01/2005	1,380,000

1,500,000	Montana State Board Of Investments Adj-Mun Fin Cons-Intercap Program§	1.35	03/01/2010	1,500,000

				4,480,000

Nevada – 1.19%

2,200,000	Clark County Nevada§	1.23	06/01/2021	2,200,000

1,500,000	Clark County Nevada School District Series A§	1.13	06/15/2021	1,500,000

4,000,000	Nevada Housing Division-Multi-Unit Housing – Series A§	1.20	04/01/2035	4,000,000

				7,700,000

New Hampshire – 0.25%

1,600,000	New Hampshire Higher Education & Health Facilities Authority Revenue Municipal Trust Receipts Series SG 19§	1.21	06/01/2023	1,600,000

New Mexico – 1.07%

1,265,000	Albuquerque NM Industrial Development Revenue Karsten Company New Mexico Project Series A Bank One Arizona NA LOC§	1.40	12/01/2017	1,265,000

1,538,000	Espanola NM Health Care Revenue Series A§	1.35	11/15/2010	1,538,000

4,000,000	New Mexico St	3.00	06/30/2003	4,014,469

100,000	Silver City New Mexico Series A§	1.35	11/15/2010	100,000

				6,917,469

New York – 2.40%

4,700,000	New York City New York Multi Family Rental Housing Revenue Bonds (Tribeca Tower Project) Series 1997A§	1.15	11/15/2019	4,700,000

8,800,000	New York NY – Series H – Subseries H-4§	1.15	08/01/2015	8,800,000

2,000,000	New York City Housing Development Corporation – Multifamily Revenue First Avenue Development Series A§	1.15	10/15/2035	2,000,000

				15,500,000

North Carolina – 1.68%

2,400,000	North Carolina Medical Care Commn Revenue Lutheran Retirement Project Bank Of America NA Insured§	1.15	01/01/2019	2,400,000

8,440,000	University of North Carolina Hospital Chapel Hill Revenue – Series B§	1.20	02/15/2031	8,440,000

				10,840,000

North Dakota – 0.93%

6,000,000	North Dakota Rural Water Financial Corporation	2.50	11/01/2003	6,031,187

Ohio – 3.65%

6,920,000	Cuyahoga County Ohio Hospital Revenue Cleveland Clinic Foundation – A§	1.25	01/01/2026	6,920,000

200,000	Hamilton County Ohio IDR Community Urban Redevelopment Projects§	1.10	10/15/2012	200,000

1,000,000	Ohio St Building Authority§	5.75	10/01/2005	1,038,962

500,000	Scioto County Hospital Revenue§	1.10	12/01/2025	500,000

35

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Ohio (continued)

$7,500,000	Sunamerica Class A Certificates Series 2§	1.34%	07/01/2041	$7,500,000

7,400,000	University of Toledo Ohio General Receipts Bonds Series 2002§	1.20	06/01/2032	7,400,000

				23,558,962

Oklahoma – 1.09%

3,280,000	Oklahoma Housing Finance Agency Revenue§	1.26	03/01/2009	3,280,000

2,770,000	Oklahoma State IDA IDR Tealridge Manor Corporation Project Bank Of America NA LOC§	1.20	11/01/2018	2,770,000

1,000,000	Tulsa City Oklahoma Independent School District No 001 – Series B	4.00	08/01/2003	1,008,240

				7,058,240

Oregon – 2.11%

3,000,000	Gilliam County Oregon Solid Waste Disposal Revenue Variance Waste Management Incorporated Project§	1.20	07/01/2027	3,000,000

6,300,000	Oregon St	3.25	05/01/2003	6,306,343

4,300,000	Tri County Metro Transportation District Oregon Series 142, Due 08/01/19§	1.21	08/01/2019	4,300,000

				13,606,343

Other – 4.25%

3,500,000	ABN AMRO Munitops GO Series 2001 23 MBIA Insured§	1.23	12/01/2009	3,500,000

4,000,000	Eagle Tax Exempt§	1.23	02/01/2027	4,000,000

2,500,000	Eagle Tax Exempt Trust§	1.23	11/15/2017	2,500,000

835,000	Koch Fixed Rate TR VAR	1.40	10/06/2003	835,000

2,750,000	MBIA Cap Corporation§	1.30	06/06/2005	2,750,000

1,171,080	MBIA Capital Corporation§	1.30	01/14/2016	1,171,080

2,000,000	Munimae Trust Floats Pt 617§	1.31	12/19/2005	2,000,000

1,400,000	Newman Capital Trust §	1.40	04/11/2033	1,400,000

2,642,595	Pitney Bowes CR Corporation Leasetops TR 144A§	2.15	07/19/2006	2,642,595

765,000	Roaring Forks Mun Company§	1.35	06/01/2005	765,000

5,885,000	Roaring Forks Mun Company§	1.40	06/01/2034	5,885,000

				27,448,675

Pennsylvania – 2.43%

11,450,000	Pennsylvania State Higher Education Assistance Agency Student Loan Revenue Series A AMBAC Insured§	1.20	12/01/2025	11,450,000

4,220,000	Pennsylvania State Turnpike Common Oil Franchise Tax Revenue Series II R 1005§	1.23	12/01/2015	4,220,000

				15,670,000

South Carolina – 2.85%

14,400,000	Charleston County South Carolina School District	2.00	02/25/2004	14,515,797

3,900,000	South Carolina State Public Service Authority Revenue SG 32§	1.21	01/01/2023	3,900,000

				18,415,797

South Dakota – 0.67%

4,300,000	Lawrence County SD Solid Waste Disposal Revenue Daily Homestake Mining – Series A§	1.25	07/01/2032	4,300,000

36

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Tennessee – 3.13%

$30,000	Clarksville TN Public Building Authority Revenue§	1.15%	06/01/2024	$30,000

1,740,000	Clarksville TN Public Building Authority Revenue Pooled Financing Tennessee Municipal Bond Fund§	1.15	06/01/2029	1,740,000

2,720,000	Clarksville TN Public Building Authority Revenue Pooled Financing TN Municipal Bond Fund§	1.20	07/01/2031	2,720,000

7,000,000	Jackson Tennessee Energy Authority FSA Insured§	1.15	12/01/2022	7,000,000

4,000,000	Memphis Center City Revenue Finance Corporation TN Multi-Family Housing Revenue P – Floats Pt Series 1220§	1.22	11/01/2029	4,000,000

4,723,000	Portland Health & Education Series 322§	1.30	11/15/2014	4,723,000

				20,213,000

Texas – 10.74%

4,300,000	Austin TX Utilities System Revenue Series G§	1.23	05/15/2014	4,300,000

2,400,000	Austin TX Utilities System Revenue Unrefunded Balance – Series A	5.50	11/15/2003	2,464,736

6,100,000	Brownville Texas Utility Systems Revenue – Sub Lien-Series A§	1.05	09/01/2027	6,100,000

4,000,000	Calhoun County TX Solid Waste Disposal Revenue Formosa Plastics Corporation Project Bank Of America NA LOC§	1.25	05/01/2025	4,000,000

7,700,000	Cameron County TX Corporation Revenue Dallas Jewish Community Foundation§	1.30	12/01/2030	7,700,000

4,995,000	Collin County TX Housing Financing Corporation MFHR§	1.30	06/01/2004	4,995,000

3,410,000	Coppell TX Independent School District Series 220§	1.30	08/15/2027	3,410,000

4,200,000	Houston TX Water & Sewer Systems Revenue Series 495§	1.21	12/01/2030	4,200,000

1,000,000	Houston TX Water & Sewer Systems Revenue Series Sg 120 FGIC Insured§	1.21	12/01/2023	1,000,000

1,000,000	North Central TX Health Facilities Development Corporation Health Care Revenue Dallas Jewish Community Foundation Allied Irish Bank PLC LOC§	1.30	12/01/2030	1,000,000

3,000,000	Pasadena Texas Independent School District	2.25	02/15/2004	3,028,647

2,525,000	Polly Ryon Texas Health Care§	1.20	11/01/2026	2,525,000

1,000,000	San Antonio Texas General Imports	4.00	08/01/2003	1,009,742

1,400,000	Texas Municipal Power Agency	5.10	09/01/2003	1,423,030

7,700,000	Texas St	2.75	08/29/2003	7,742,118

11,100,000	Texas St	2.75	08/29/2003	11,160,714

1,000,000	Texas State Public Finance Authority – Series B	6.00	10/01/2003	1,022,255

2,320,000	Travis County Texas Housing Financing Corporation Single Family Mortgage Revenue Bond§	1.26	09/01/2018	2,320,000

				69,401,241

Utah – 3.19%

2,000,000	Utah State Board Of Regents Student Loan Revenue Bonds Series 1988C§	1.15	11/01/2013	2,000,000

15,200,000	Utah State Board Of Regents Student Loan Revenue Bonds Series 1997 – R§	1.20	11/01/2031	15,200,000

3,400,000	Utah Tran Authority Sales Tax Revenue Sub-Ser B§	1.15	09/01/2032	3,400,000

				20,600,000

Virginia – 0.36%

2,335,000	Richmond VA Series I-168§	1.23	01/15/2016	2,335,000

Washington – 4.67%

5,258,000	Energy Northwest WA Electricity Revenue Series C§	1.28	01/01/2010	5,258,000

4,000,000	Energy Northwest WA Electricity Revenue Series II – R-I51§	1.23	07/01/2018	4,000,000

37

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Washington (continued)

$4,200,000	Energy Northwest WA Electricity Revenue Series Pa 846§	1.22%	01/01/2010	$4,200,000

4,150,000	Issaquah WA Community Properties Water Revenue Series A Bank Of America NA LOC§	1.20	02/15/2021	4,150,000

2,100,000	Washington Edition Developing Finance Authority Variable Rate Demand Obligation Ace Tank Project Series 1998B VROB§	1.30	11/01/2018	2,100,000

1,700,000	Washington Public Power Supply System Power Revenue Nuclear Project #1 Municipal Securities Trust Receipts Series CMC2§	1.23	01/01/2005	1,700,000

300,000	Washington Public Power Supply System Power Revenue Nuclear Project #1 Municipal Securities Trust Receipts Series CMC3§	1.23	07/01/2007	300,000

1,140,000	Washington State Economic Development Financing Authority Revenue Bond Industrial Development – Canam Steel Project Series D, Due 09/30/30§	1.30	09/30/2030	1,140,000

3,140,000	Washington State Housing Finance Community Variable Rate Lakewood Meadows Apartments Series 2000A§	1.25	07/15/2033	3,140,000

2,200,000	Washington State Housing Financing Community Var-Country Club Apts – Ser A§	1.30	08/01/2032	2,200,000

2,000,000	Washington State Public Power Supply Nuclear Project No 2 – Series B	5.50	07/01/2003	2,018,806

				30,206,806

Wisconsin – 3.16%

5,510,000	Chilton Wisconsin School District§	1.23	04/01/2019	5,510,000

365,000	Wisconsin Health And Educational Facilities Authority Adjusting Rate RB Gundersen Lutheran Series 2000A§	1.20	12/01/2015	365,000

9,500,000	Wisconsin Housing & Economic Development Authority Home Ownership§	1.20	09/01/2032	9,500,000

5,000,000	Wisconsin Housing & Economic Development Authority Housing Revenue Bond Series F, Due 11/01/33§	1.22	11/01/2033	5,000,000

				20,375,000

Wyoming – 0.76%

1,900,000	Sublette County Wyoming Exxon Project Series A§	1.15	07/01/2017	1,900,000

3,000,000	Sweetwater County WY Environment Improvement Revenue Bonds§	1.25	11/01/2025	3,000,000

				4,900,000

Total Investments In Securities (Cost $645,934,640)*	100.03%	$645,934,640

Other Assets and Liabilities, Net	(0.03)	(203,079)

Total Net Assets	100.00%	$645,731,561

^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity. The maturity date shown is the actual maturity date.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

38

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

100% TREASURY MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

US Treasury Securities – 98.38%

US Treasury Notes – 4.88%

$26,606,000	U.S. Treasury Notes	11.13%		08/15/2003	$27,561,293

114,000,000	U.S. Treasury Notes	5.25		08/15/2003	115,733,944

					143,295,237

US Treasury Bills – 93.49%

100,000,000	U.S. Treasury Bills	1.18	ª	05/22/2003	99,833,542

125,000,000	U.S. Treasury Bills	1.19	ª	05/22/2003	124,789,271

100,000,000	U.S. Treasury Bills	1.17	ª	09/04/2003	99,493,000

100,000,000	U.S. Treasury Bills	1.17	ª	06/05/2003	99,788,299

100,000,000	U.S. Treasury Bills	1.15	ª	05/15/2003	99,859,444

9,515,000	U.S. Treasury Bills	1.15	ª	05/08/2003	9,503,754

75,000,000	U.S. Treasury Bills	1.16	ª	07/31/2003	74,707,583

4,720,000	U.S. Treasury Bills	1.15	ª	05/01/2003	4,715,477

13,970,000	U.S. Treasury Bills	1.15	ª	05/01/2003	13,956,670

22,750,000	U.S. Treasury Bills	1.15	ª	05/01/2003	22,728,293

21,435,000	U.S. Treasury Bills	1.15	ª	05/08/2003	21,409,775

50,000,000	U.S. Treasury Bills	1.13	ª	04/03/2003	49,995,889

91,915,000	U.S. Treasury Bills	1.13	ª	04/03/2003	91,908,923

18,745,000	U.S. Treasury Bills	1.13	ª	04/10/2003	18,739,728

29,990,000	U.S. Treasury Bills	1.13	ª	04/10/2003	29,981,528

8,625,000	U.S. Treasury Bills	1.15	ª	04/17/2003	8,620,611

3,275,000	U.S. Treasury Bills	1.17	ª	04/17/2003	3,273,304

100,000,000	U.S. Treasury Bills	1.15	ª	04/17/2003	99,948,889

40,000,000	U.S. Treasury Bills	1.15	ª	04/17/2003	39,979,644

75,000,000	U.S. Treasury Bills	1.14	ª	04/24/2003	74,945,375

100,000,000	U.S. Treasury Bills	1.14	ª	04/24/2003	99,926,847

20,000,000	U.S. Treasury Bills	1.14	ª	04/24/2003	19,985,369

25,000,000	U.S. Treasury Bills	1.17	ª	04/24/2003	24,981,313

100,000,000	U.S. Treasury Bills	1.15	ª	05/01/2003	99,905,000

50,000,000	U.S. Treasury Bills	1.15	ª	05/08/2003	49,928,826

130,000,000	U.S. Treasury Bills	1.09	ª	05/29/2003	129,771,706

10,685,000	U.S. Treasury Bills	1.09	ª	06/12/2003	10,661,814

26,410,000	U.S. Treasury Bills	1.12	ª	06/12/2003	26,350,842

8,955,000	U.S. Treasury Bills	1.16	ª	06/19/2003	8,932,303

50,000,000	U.S. Treasury Bills	1.12	ª	06/19/2003	49,877,111

125,000,000	U.S. Treasury Bills	1.15	ª	06/26/2003	124,656,597

3,640,000	U.S. Treasury Bills	1.16	ª	07/10/2003	3,627,766

50,000,000	U.S. Treasury Bills	1.12	ª	09/18/2003	49,736,736

50,000,000	U.S. Treasury Bills	1.15	ª	09/25/2003	49,717,292

50,000,000	U.S. Treasury Bills	1.18	ª	04/10/2003	49,985,250

22,291,000	U.S. Treasury Bills	1.18	ª	04/17/2003	22,279,310

100,000,000	U.S. Treasury Bills	1.24	ª	04/24/2003	99,920,458

50,000,000	U.S. Treasury Bills	1.2	ª	05/01/2003	49,950,000

75,000,000	U.S. Treasury Bills	1.39	ª	05/08/2003	74,892,854

60,000,000	U.S. Treasury Bills	1.18	ª	05/22/2003	59,900,125

39

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

100% TREASURY MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

US Treasury Bills (continued)

$150,000,000	U.S. Treasury Bills	1.18	%ª	05/29/2003	$149,716,042

100,000,000	U.S. Treasury Bills	1.23	ª	06/19/2003	99,730,084

1,615,000	U.S. Treasury Bills	1.22	ª	07/10/2003	1,609,527

75,000,000	U.S. Treasury Bills	1.12	ª	04/10/2003	74,979,000

125,000,000	U.S. Treasury Bills	1.06	ª	05/22/2003	124,812,292

100,000,000	U.S. Treasury Bills	1.14	ª	04/03/2003	99,993,666

					2,744,007,129

Total US Treasury Securities (Cost $2,887,302,366)					2,887,302,366

Total Investments in Securities (Cost $2,887,302,366)*	98.38%	$2,887,302,366

Other Assets and Liabilities, Net	1.62	47,625,016

Total Net Assets	100.00%	$2,934,927,382

ª	Yield to Maturity
*	Cost for federal income tax purposes is $2,887,302,499.

The accompanying notes are an integral part of these financial statements.

40

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

TREASURY PLUS MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

US Treasury Securities – 53.56%

US Treasury Bills – 44.58%

$75,000,000	US Treasury Bills	1.48	%ª	04/03/2003	$74,993,834

100,000,000	US Treasury Bills	1.24	ª	04/17/2003	99,944,667

50,000,000	US Treasury Bills	1.65	ª	04/24/2003	49,947,132

37,500,000	US Treasury Bills	1.38	ª	05/08/2003	37,446,620

37,500,000	US Treasury Bills	1.24	ª	06/12/2003	37,406,625

50,000,000	US Treasury Bills	1.26	ª	06/19/2003	49,861,750

62,500,000	US Treasury Bills	1.54	ª	04/03/2003	62,494,653

62,500,000	US Treasury Bills	1.42	ª	04/24/2003	62,443,498

50,000,000	US Treasury Bills	1.23	ª	07/03/2003	49,840,480

75,000,000	US Treasury Bills	1.22	ª	07/17/2003	74,729,156

100,000,000	US Treasury Bills	1.18	ª	07/24/2003	99,624,751

100,000,000	US Treasury Bills	1.21	ª	07/03/2003	99,687,417

50,000,000	US Treasury Bills	1.18	ª	08/28/2003	49,756,840

40,000,000	US Treasury Bills	1.20	ª	04/03/2003	39,997,344

60,000,000	US Treasury Bills	1.19	ª	04/03/2003	59,996,033

40,000,000	US Treasury Bills	1.20	ª	04/03/2003	39,997,344

40,000,000	US Treasury Bills	1.05	ª	07/03/2003	39,891,500

50,000,000	US Treasury Bills	1.11	ª	09/18/2003	49,739,097

50,000,000	US Treasury Bills	1.18	ª	04/24/2003	49,962,307

					1,127,761,048

US Treasury Notes – 8.98%

46,607,000	US Treasury Notes	11.88		11/15/2003	49,629,030

62,500,000	US Treasury Notes	5.75		08/15/2003	63,508,135

25,000,000	US Treasury Notes	5.25		08/15/2003	25,379,060

25,000,000	US Treasury Notes	4.25		11/15/2003	25,378,083

12,500,000	US Treasury Notes	2.75		09/30/2003	12,558,470

50,000,000	US Treasury Notes	3.25		12/31/2003	50,783,166

					227,235,944

Total US Treasury Securities (Cost $1,354,996,992)					1,354,996,992

Repurchase Agreements – 46.41%

290,000,000	Goldman Sachs Group Incorporated	1.30		04/01/2003	290,000,000

245,000,000	Lehman Brothers Incorporated	1.30		04/01/2003	245,000,000

29,041,000	Deutsche Bank Securities Incorporated	1.27		04/01/2003	29,041,000

65,000,000	Goldman Sachs & Company	1.30		04/01/2003	65,000,000

15,000,000	Goldman Sachs & Company	1.24		04/01/2003	15,000,000

530,000,000	Bear Stearns & Company Incorporated	1.32		04/01/2003	530,000,000

Total Repurchase Agreements (Cost $1,174,041,000)					1,174,041,000

Total Investments In Securities (Cost $2,529,037,992)*	99.97%	$2,529,037,992

Other Assets and Liabilities, Net	0.03	857,286

Total Net Assets	100.00%	$2,529,895,278

ª	Yield to maturity.
*	Cost for federal income tax purposes is $2,529,038,046.

The accompanying notes are an integral part of these financial statements.

41

MONEY MARKET FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003

	California Tax-Free Money Market Fund	Government Money Market Fund

ASSETS

INVESTMENTS:
In securities at amortized cost	$2,637,934,034	$3,889,506,417
Repurchase Agreements, at cost	0	1,420,459,426

TOTAL INVESTMENTS AT MARKET VALUE	2,637,934,034	5,309,965,843

Cash	299,089	57,546
Receivable for interest and other receivables	9,022,728	12,529,109
Receivable for investments sold	17,790,085	0
Receivable for Fund shares issued	0	0

TOTAL ASSETS	2,665,045,936	5,322,552,498

LIABILITIES
Payable for investment purchased	0	232,578,476
Dividends Payable	1,147,988	4,054,379
Payable to investment adviser and affiliates	892,257	2,321,942
Payable to other related parties	518,302	58,622
Accrued expenses and other liabilities	381,890	293,924

TOTAL LIABILITIES	2,940,437	239,307,343

TOTAL NET ASSETS	$2,662,105,499	$5,083,245,155

NET ASSETS CONSIST OF:

Paid-in capital	$2,662,069,652	$5,083,204,843
Undistributed (overdistributed) net investment income	(985)	0
Undistributed net realized gain (loss) on investments	36,832	40,312

TOTAL NET ASSETS	$2,662,105,499	$5,083,245,155

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$2,357,683,770	$245,642,234
Shares outstanding – Class A	2,357,676,357	245,640,681
Net asset value and offering price per share – Class A	$1.00	$1.00
Net Assets – Class B	N/A	N/A
Shares outstanding – Class B	N/A	N/A
Net asset value and offering price per share – Class B	N/A	N/A
Net Assets – Service Class	$304,421,729	$4,837,602,921
Shares outstanding – Service Class	304,340,751	4,837,636,898
Net asset value and offering price per share – Service Class	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

42

STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003	MONEY MARKET FUNDS

Minnesota Money Market Fund	Money Market Fund	National Tax-Free Money Market Fund	100% Treasury Money Market Fund	Treasury Plus Money Market Fund

$126,886,655	$7,736,183,166	$645,934,640	$2,887,302,366	$1,354,996,992
0	877,361,058	0	0	1,174,041,000

126,886,655	8,613,544,224	645,934,640	2,887,302,366	2,529,037,992

71,923	50,000	182,911	50,393	50,287
436,303	8,877,024	2,270,887	1,111,937	3,558,654
0	0	2,732,304	49,759,728	0
0	195,870	0	43,214	0

127,394,881	8,622,667,118	651,120,742	2,938,267,638	2,532,646,933

0	0	4,515,300	0	0
46,701	3,809,276	301,351	1,816,507	1,333,672
53,249	3,045,598	202,017	1,072,370	792,075
30,690	3,068,905	142,011	44,216	511,264
71,330	1,807,478	228,502	407,163	114,644

201,970	11,731,257	5,389,181	3,340,256	2,751,655

$127,192,911	$8,610,935,861	$645,731,561	$2,934,927,382	$2,529,895,278

$127,195,930	$8,610,934,306	$645,724,190	$2,934,886,790	$2,529,903,730
0	(1)	0	40,624	(7,499)
(3,019)	1,556	7,371	(32)	(953)

$127,192,911	$8,610,935,861	$645,731,561	$2,934,927,382	$2,529,895,278

$127,192,911	$6,728,118,768	$645,731,561	$209,284,670	$2,529,895,278
127,195,702	6,727,535,455	645,703,723	209,250,891	2,529,942,310
$1.00	$1.00	$1.00	$1.00	$1.00
N/A	$1,882,817,093	N/A	N/A	N/A
N/A	1,882,720,978	N/A	N/A	N/A
N/A	$1.00	N/A	N/A	N/A
N/A	N/A	N/A	$2,725,642,712	N/A
N/A	N/A	N/A	2,725,640,800	N/A
N/A	N/A	N/A	$1.00	N/A

43

MONEY MARKET FUNDS	STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED MARCH 31, 2003

	California Tax-Free Money Market Fund	Government Money Market Fund

INVESTMENT INCOME
Interest	$36,072,143	$91,928,077

TOTAL INVESTMENT INCOME	36,072,143	91,928,077

NET EXPENSES
Advisory fees	7,876,652	18,510,692
Administration fees	4,173,151	8,042,531
Custody	525,110	1,057,754
Shareholder servicing fees	5,842,859	474,159
Portfolio accounting fees	158,235	227,377
Transfer agent
Class A	407,809	36,151
Class B	N/A	N/A
Service Class	32,507	261,734
Distribution fees
Class B	N/A	N/A
Legal and audit fees	35,748	35,945
Registration fees	382,972	78,439
Directors’ fees	6,347	6,382
Shareholder reports	117,990	178,366
Other	47,024	62,258

TOTAL EXPENSES	19,606,404	28,971,788

LESS:
Waived fees and reimbursed expenses	(3,026,815)	(2,071,995)
Net expenses	16,579,589	26,899,793

NET INVESTMENT INCOME	19,492,554	65,028,284

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	235,208	460,738

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,727,762	$65,489,022

The accompanying notes are an integral part of these financial statements.

44

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED MARCH 31, 2003	MONEY MARKET FUNDS

Minnesota Money Market Fund	Money Market Fund	National Tax-Free Money Market Fund	100% Treasury Money Market Fund	Treasury Plus Money Market Fund

$1,975,726	$166,914,222	$10,068,615	$44,612,531	$36,549,639

1,975,726	166,914,222	10,068,615	44,612,531	36,549,639

391,369	37,619,502	1,691,415	9,862,127	7,875,585
208,420	14,935,314	1,077,045	4,288,029	3,602,691
26,091	1,880,975	135,313	563,550	450,033
326,141	23,512,188	1,691,415	426,623	5,625,418
49,508	375,623	81,624	152,947	132,076

8,244	8,323,041	64,614	1,791	45,411
N/A	258,215	N/A	N/A	N/A
N/A	N/A	N/A	157,446	N/A

N/A	16,170,312	N/A	N/A	N/A
28,934	40,953	34,943	28,934	35,945
24,345	837,753	84,928	306,831	70,693
6,382	6,382	6,382	6,382	6,382
4,596	459,080	24,176	113,939	79,439
1,855	295,555	8,141	46,967	27,138

1,075,885	104,714,893	4,899,996	15,955,566	17,950,811

(39,389)	(18,215,433)	(502,871)	(2,669,711)	(3,302,991)
1,036,496	86,499,460	4,397,125	13,285,855	14,647,820

939,230	80,414,762	5,671,490	31,326,676	21,901,819

206	1,556	38,803	109,493	36,146

$939,436	$80,416,318	$5,710,293	$31,436,169	$21,937,965

45

MONEY MARKET FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA TAX-FREE MONEY MARKET FUND
	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

INCREASE IN NET ASSETS
Beginning net assets	$2,711,585,081	$2,678,493,851

OPERATIONS:
Net investment income (loss)	19,492,554	41,154,353
Net realized gain (loss) on sale of investments	235,208	541,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,727,762	41,696,252

Distributions to shareholders:
From net investment income
Class A	(16,873,030)	(37,226,171)
Class B	N/A	N/A
Service Class .	(2,620,509)	(3,928,182)
From net realized gain on sales of investments
Class A	(115,803)	0
Class B	N/A	N/A
Service Class .	(15,435)	0

Capital shares transactions:
Proceeds from shares sold – Class A	2,886,230,813	3,366,248,451
Reinvestment of dividends – Class A	14,022,246	32,356,836
Cost of shares redeemed – Class A	(2,991,380,111)	(3,478,715,349)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(91,127,052)	(80,110,062)

Proceeds from shares sold – Class B	N/A	N/A
Reinvestment of dividends – Class B	N/A	N/A
Cost of shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	N/A	N/A

Proceeds from shares sold – Service Class	476,426,238	419,369,428
Reinvestment of dividends – Service Class	2,314,388	3,791,040
Cost of shares redeemed – Service Class	(437,196,141)	(310,501,075)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SERVICE CLASS	41,544,485	112,659,393

INCREASE IN NET ASSETS	(49,479,582)	33,091,230

NET ASSETS:

ENDING NET ASSETS	$2,662,105,499	$2,711,585,081

Shares Issued and Redeemed:
Shares sold – Class A	2,886,241,038	3,366,248,450
Shares issued in reinvestment of dividends – Class A	14,022,246	32,356,836
Shares redeemed – Class A	(2,991,380,110)	(3,478,715,349)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	(91,116,826)	(80,110,063)

Shares sold – Class B	N/A	N/A
Shares issued in reinvestment of dividends – Class B	N/A	N/A
Shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	N/A	N/A

Shares sold – Service Class	476,426,622	419,369,429
Shares issued in reinvestment of dividends – Service Class	2,314,388	3,791,040
Shares redeemed – Service Class	(437,196,140)	(310,501,075)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SERVICE CLASS	41,544,870	112,659,394

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(985)	$0

The accompanying notes are an integral part of these financial statements.

46

STATEMENTS OF CHANGES IN NET ASSETS	MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND		MINNESOTA MONEY MARKET FUND		MONEY MARKET FUND
For the Year Ended March 31, 2003	For the Year Ended March 31, 2002	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

$5,896,987,284	$3,253,603,571	$141,873,237	$113,871,035	$10,209,151,148	$16,899,576,890

65,028,284	115,613,675	939,230	1,890,049	80,414,762	262,917,016
460,738	211,577	206	(3,225)	1,556	0

65,489,022	115,825,252	939,436	1,886,824	80,416,318	262,917,016

(1,837,311)	(2,721,725)	(939,230)	(1,890,049)	(73,505,975)	(219,319,418)
N/A	N/A	N/A	N/A	(6,908,788)	(43,597,598)
(63,195,521)	(112,891,950)	N/A	N/A	N/A	N/A

(19,974)	(441)	0	0	0	(3,962)
N/A	N/A	N/A	N/A	0	(1,268)
(493,768)	(15,200)	N/A	N/A	N/A	N/A

353,982,022	239,192,059	163,182,673	204,820,430	5,522,392,625	9,747,206,222
1,271,123	1,827,702	825,557	1,695,996	66,408,489	208,835,767
(254,182,834)	(168,909,420)	(178,688,762)	(178,510,999)	(6,696,549,549)	(16,526,631,675)

101,070,311	72,110,341	(14,680,532)	28,005,427	(1,107,748,435)	(6,570,589,686)

N/A	N/A	N/A	N/A	2,942,273,099	3,546,164,943
N/A	N/A	N/A	N/A	6,654,965	43,801,669
N/A	N/A	N/A	N/A	(3,439,396,471)	(3,709,797,438)

N/A	N/A	N/A	N/A	(490,468,407)	(119,830,826)

33,705,518,589	38,162,206,360	N/A	N/A	N/A	N/A
10,693,415	19,056,076	N/A	N/A	N/A	N/A
(34,630,966,892)	(35,610,185,000)	N/A	N/A	N/A	N/A

(914,754,888)	2,571,077,436	N/A	N/A	N/A	N/A

(813,742,129)	2,643,383,713	(14,680,326)	28,002,202	(1,598,215,287)	(6,690,425,742)

$5,083,245,155	$5,896,987,284	$127,192,911	$141,873,237	$8,610,935,861	$10,209,151,148

353,982,022	239,192,059	163,182,467	204,820,409	5,522,369,090	9,747,206,222
1,271,123	1,827,702	825,557	1,695,996	66,408,488	208,835,767
(254,182,684)	(168,909,420)	(178,688,763)	(178,510,999)	(6,696,549,548)	(16,526,631,675)

101,070,461	72,110,341	(14,680,739)	28,005,406	(1,107,771,970)	(6,570,589,686)

N/A	N/A	N/A	N/A	2,942,265,018	3,546,164,944
N/A	N/A	N/A	N/A	6,654,965	43,801,669
N/A	N/A	N/A	N/A	(3,439,396,471)	(3,709,797,438)

N/A	N/A	N/A	N/A	(490,476,488)	(119,830,825)

33,705,518,590	38,162,207,895	N/A	N/A	N/A	N/A
10,693,415	19,056,076	N/A	N/A	N/A	N/A
(34,630,950,201)	(35,610,185,000)	N/A	N/A	N/A	N/A

(914,738,196)	2,571,078,971	N/A	N/A	N/A	N/A

$0	$4,548	$0	$0	$(1)	$0

47

MONEY MARKET FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	NATIONAL TAX-FREE MONEY MARKET FUND
	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

INCREASE IN NET ASSETS
Beginning net assets	$626,095,833	$445,252,162

OPERATIONS:
Net investment income (loss)	5,671,490	9,886,949
Net realized gain (loss) on sale of investments and foreign currency transactions	38,803	140,867

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,710,293	10,027,816

Distributions to shareholders:
From net investment income
Class A	(5,671,490)	(10,021,234)
Class B	N/A	N/A
Service Class .	N/A	N/A
From net realized gain on sales of investments
Class A	(19,641)	0
Class B	N/A	N/A
Service Class .	N/A	N/A

Capital shares transactions:
Proceeds from shares sold – Class A	1,171,506,940	1,077,952,999
Reinvestment of dividends – Class A	5,322,838	9,944,169
Cost of shares redeemed – Class A	(1,157,213,212)	(907,060,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	19,616,566	180,837,089

Proceeds from shares sold – Class B	N/A	N/A
Reinvestment of dividends – Class B	N/A	N/A
Cost of shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	N/A	N/A

Proceeds from shares sold – Service Class	N/A	N/A
Reinvestment of dividends – Service Class	N/A	N/A
Cost of shares redeemed – Service Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SERVICE CLASS	N/A	N/A

INCREASE IN NET ASSETS	19,635,728	180,843,671

NET ASSETS:

ENDING NET ASSETS	$645,731,561	$626,095,833

Shares Issued and Redeemed:
Shares sold – Class A	1,171,492,098	1,077,952,998
Shares issued in reinvestment of dividends – Class A	5,322,838	9,944,169
Shares redeemed – Class A	(1,157,213,212)	(907,060,079)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	19,601,724	180,837,088

Shares sold – Class B	N/A	N/A
Shares issued in reinvestment of dividends – Class B	N/A	N/A
Shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	N/A	N/A

Shares sold – Service Class	N/A	N/A
Shares issued in reinvestment of dividends – Service Class	N/A	N/A
Shares redeemed – Service Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SERVICE CLASS	N/A	N/A

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$0	$0

The accompanying notes are an integral part of these financial statements.

48

STATEMENTS OF CHANGES IN NET ASSETS	MONEY MARKET FUNDS

100% TREASURY MONEY MARKET FUND		TREASURY PLUS MONEY MARKET FUND
For the Year Ended March 31, 2003	For the Year Ended March 31, 2002	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

$2,663,835,087	$2,352,877,712	$1,913,897,956	$1,568,050,469

31,326,676	67,166,024	21,901,819	42,635,688
109,493	950,960	36,146	312,999

31,436,169	68,116,984	21,937,965	42,948,687

(1,614,815)	(3,798,635)	(21,924,953)	(42,635,688)
N/A	N/A	N/A	N/A
(30,020,000)	(63,664,743)	N/A	N/A

(3,104)	(44,127)	(58,948)	(388,967)
N/A	N/A	N/A	N/A
(50,042)	(705,560)	N/A	N/A

409,695,186	323,306,700	9,228,267,831	6,035,135,430
1,510,309	3,809,651	4,007,864	9,632,059
(363,853,473)	(263,424,839)	(8,616,232,437)	(5,698,844,034)

47,352,022	63,691,512	616,043,258	345,923,455

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

15,915,545,320	11,436,509,850	N/A	N/A
6,217,119	17,087,616	N/A	N/A
(15,697,770,374)	(11,206,235,522)	N/A	N/A

223,992,065	247,361,944	N/A	N/A

271,092,295	310,957,375	615,997,322	345,847,487

$2,934,927,382	$2,663,835,087	$2,529,895,278	$1,913,897,956

409,695,186	323,306,699	9,228,267,832	6,035,135,735
1,510,309	3,809,651	4,007,863	9,632,059
(363,852,531)	(263,424,839)	(8,616,231,435)	(5,698,844,034)

47,352,964	63,691,511	616,044,260	345,923,760

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

15,915,545,320	11,436,509,847	N/A	N/A
6,217,119	17,087,616	N/A	N/A
(15,697,765,127)	(11,206,235,522)	N/A	N/A

223,997,312	247,361,941	N/A	N/A

$40,624	$308,137	$(7,499)	$23,135

49

MONEY MARKET FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income

CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.03	0.00	(0.03)
April 1, 1999 to March 31, 2000	$1.00	0.02	0.00	(0.02)
April 1, 1998 to March 31, 1999	$1.00	0.02	0.00	(0.02)

GOVERNMENT MONEY MARKET FUND

CLASS A
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
November 8, 1999(2) to March 31, 2000	$1.00	0.02	0.00	(0.02)

MINNESOTA MONEY MARKET FUND

CLASS A
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
August 14, 2000(2) to March 31, 2001	$1.00	0.02	0.00	(0.02)

MONEY MARKET FUND

CLASS A
April 1, 2002 to March 31, 2003	$1.00	0.01	(0.00)	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
April 1, 1999 to March 31, 2000	$1.00	0.05	0.00	(0.05)
April 1, 1998 to March 31, 1999	$1.00	0.05	0.00	(0.05)

CLASS B
April 1, 2002 to March 31, 2003	$1.00	0.00	0.00	(0.00)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.05	0.00	(0.05)
April 1, 1999 to March 31, 2000(3)	$1.00	0.04	0.00	(0.04)
April 1, 1998 to March 31, 1999	$1.00	0.04	0.00	(0.04)

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.04	0.00	(0.04)
June 1, 1999 to March 31, 2000(4)	$1.00	0.03	0.00	(0.03)
June 1, 1998 to May 31, 1999	$1.00	0.03	0.00	(0.03)
June 1, 1997 to May 31, 1998	$1.00	0.03	0.00	(0.03)

100% TREASURY MONEY MARKET FUND

CLASS A
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.05	0.00	(0.05)
November 8, 1999(2) to March 31, 2000	$1.00	0.02	0.00	(0.02)

TREASURY PLUS MONEY MARKET FUND

CLASS A
April 1, 2002 to March 31, 2003	$1.00	0.02	(0.01)	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.05	0.00	(0.05)
April 1, 1999 to March 31, 2000	$1.00	0.04	0.00	(0.04)
April 1, 1998 to March 31, 1999	$1.00	0.05	0.00	(0.05)

50

FINANCIAL HIGHLIGHTS	MONEY MARKET FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Net Expenses	Gross Expenses(1)

(0.00)	1.00	0.72%	0.65%	0.77%	0.73%	$2,357,684
0.00	1.00	1.52%	0.65%	0.77%	1.54%	$2,448,719
0.00	1.00	2.93%	0.65%	0.77%	2.99%	$2,528,345
0.00	1.00	2.48%	0.65%	0.96%	2.51%	$2,464,890
0.00	1.00	2.46%	0.65%	1.03%	2.49%	$2,246,123

(0.00)	1.00	0.97%	0.75%	0.81%	1.02%	$245,642
0.00	1.00	2.33%	0.75%	1.00%	2.60%	$144,577
0.00	1.00	5.69%	0.75%	0.81%	5.70%	$72,460
0.00	1.00	4.99%	0.75%	0.81%	1.99%	$58,960

0.00	1.00	0.72%	0.80%	0.83%	0.73%	$127,193
0.00	1.00	1.65%	0.80%	0.83%	1.75%	$141,873
0.00	1.00	2.03%	0.51%	0.56%	2.07%	$113,871

0.00	1.00	1.01%	0.76%	0.97%	1.01%	$6,728,119
0.00	1.00	2.58%	0.76%	0.97%	2.54%	$7,835,864
0.00	1.00	5.60%	0.76%	0.95%	5.77%	$14,406,458
0.00	1.00	4.78%	0.75%	1.01%	4.84%	$13,441,754
0.00	1.00	4.67%	0.75%	0.93%	4.79%	$9,137,812

0.00	1.00	0.32%	1.46%	1.61%	0.31%	$1,882,817
0.00	1.00	1.76%	1.51%	1.60%	1.78%	$2,373,287
0.00	1.00	4.86%	1.51%	1.69%	4.99%	$2,493,119
0.00	1.00	4.06%	1.46%	1.65%	4.10%	$1,736,843
0.00	1.00	4.01%	1.42%	1.62%	4.10%	$1,158,589

0.00	1.00	0.84%	0.65%	0.72%	0.85%	$645,732
0.00	1.00	1.78%	0.65%	0.71%	1.87%	$626,096
0.00	1.00	3.47%	0.65%	0.81%	3.57%	$445,252
0.00	1.00	2.96%	0.65%	0.87%	2.84%	$324,452
0.00	1.00	2.72%	0.65%	0.86%	2.76%	$41,174
0.00	1.00	3.13%	0.65%	0.83%	3.18%	$44,070

0.00	1.00	0.94%	0.65%	0.81%	0.96%	$209,285
0.00	1.00	2.33%	0.65%	0.79%	2.48%	$161,947
0.00	1.00	5.28%	0.65%	0.74%	5.39%	$98,260
0.00	1.00	4.89%	0.65%	0.82%	1.89%	$2,047

0.00	1.00	0.97%	0.65%	0.80%	1.00%	$2,529,895
0.00	1.00	2.44%	0.65%	0.78%	2.57%	$1,913,898
0.00	1.00	5.47%	0.65%	0.80%	5.64%	$1,568,050
0.00	1.00	4.56%	0.65%	0.82%	4.20%	$1,150,181
0.00	1.00	4.50%	0.65%	0.79%	4.62%	$543,903

51

MONEY MARKET FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)

During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)	Commencement of operations.

(3)	This class of shares was redesignated from Class S to Class B on November 8, 1999.

(4)	The Fund changed its fiscal year-end from May 31 to March 31.

The accompanying notes are an integral part of these financial statements.

52

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the California Tax-Free Money Market, Government Money Market, Minnesota Money Market, Money Market, National Tax-Free Money Market, 100% Treasury Money Market, and Treasury Plus Money Market Funds (each, a “Fund”, collectively, the “Funds”), each with the exception of the California Tax-Free Money Market Fund and Minnesota Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Money Market Fund offers Class A and Class B shares. The Minnesota Money Market, National Tax-Free Money Market and Treasury Plus Money Market Funds offer only Class A shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

The Government Money Market Fund, Money Market Fund and the Treasury Plus Money Market Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

53

MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

Fund	Undistributed Net Investment Income	Undistributed Net Realized Gain/(Loss)	Paid-in Capital
California Tax-Free Money Market Fund	$0	$(68,124)	$68,124
National Tax-Free Money Market Fund	0	(12,756)	12,756
100% Treasury Money Market Fund	40,626	(40,626)	0
Treasury Plus Money Market Fund	(7,500)	7,500	0

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code (the “Code”), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2003.

The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

Fund	Year Expires	Capital Loss Carryforwards
Minnesota Money Market Fund	2010	$3,019

The Treasury Plus Money Market has a current post-October deferred loss of $898. This loss will be recognized for tax purposes on the first day of the following tax year.

3. ADVISORY FEES

The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC (“Funds Management”). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

Fund	% of Average Daily Net Assets
California Tax-Free Money Market Fund	0.30
Government Money Market Fund	0.35
Minnesota Money Market Fund	0.30
Money Market Fund	0.40
National Tax-Free Money Market Fund	0.25
100% Treasury Money Market Fund	0.35
Treasury Plus Money Market Fund	0.35

Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. (“Wells Fargo Bank”), was created to succeed to the mutual fund advisory and

54

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET FUNDS

administrative responsibilities of Wells Fargo Bank in early 2001. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund’s average daily net assets up to $1 billion and 0.04% of each Fund’s average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the “Plan”) for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund’s Class B shares and paid to Stephens Inc. (“Stephens”) at a rate of 0.75% of average daily net assets. There are no distribution fees for Class A and Service Class shares. The distribution fees paid on behalf of the Money Market Fund for the fiscal-year ended March 31, 2003 were $16,170,312.

5. ADMINISTRATION AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator of the Funds and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with the Funds. Under this Agreement, for providing administrative services, which now include paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.27% or the average daily net assets of a Fund’s Class A, and Class B shares or 0.17% of the average daily net assets of the Funds’ Service Class shares and 0.13% of the average daily net assets of the Funds’ Institutional Class shares.

6. SHAREHOLDER SERVICING FEES

The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of each Fund for Class A and Class B shares for these services. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds.

The shareholder servicing fees paid on behalf of the Funds for the fiscal-year ended March 31, 2003 were as follows:

Fund	Class A	Class B	Institutional Class	Service Class
California Tax-Free Money Market Fund	$5,842,859	N/A	N/A	$0
Government Money Market Fund	474,159	N/A	N/A	0
Minnesota Money Market Fund	326,141	N/A	N/A	N/A
Money Market Fund	18,122,084	$5,390,104	N/A	N/A
National Tax-Free Money Market Fund	1,691,415	N/A	N/A	N/A
100% Treasury Money Market Fund	426,623	N/A	N/A	0
Treasury Plus Money Market Fund	5,625,418	N/A	N/A	N/A

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive an annual asset based fund complex fee, an annual fee of $20,000 from the Funds and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to received a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

55

MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS

In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the fiscal-year ended March 31, 2003, were waived by Funds Management.

Fund	Total Fees Waived by Funds Management
California Tax-Free Money Market Fund	$3,026,815
Government Money Market Fund	2,071,995
Minnesota Money Market Fund	39,389
Money Market Fund	18,215,433
National Tax-Free Money Market Fund	502,871
100% Treasury Money Market Fund	2,669,711
Treasury Plus Money Market Fund	3,302,991

9. DISTRIBUTION TO SHAREHOLDERS

On April 30, 2003, the Funds paid dividends per share as shown below.

Fund	Dividend Per Share
California Tax-Free Money Market Fund – Class A	0.0004013297
Government Money Market Fund – Class A	0.0005170967
Minnesota Money Market Fund – Class A	0.0003510050
Money Market Fund – Class A	0.0005264917
Money Market Fund – Class B	0.0001274087
National Tax-Free Money Market Fund – Class A	0.0004615200
100% Treasury Money Market Fund – Class A	0.0004708600
Treasury Plus Money Market Fund – Class A	0.0005523677

56

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET FUNDS

The tax character of distributions paid during the years ending March 31, 2003 and March 31, 2002 was as follows:

					Long-Term		Dividends Paid On
	Tax-exempt Income		Ordinary Income		Capital Gain		Redemption		Total
Fund Name	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
California Tax-Free Money Market Fund	$19,493,539	$41,154,353	$0	$0	$131,238	$0	$68,124	$0	$19,692,901	$41,154,353
Government Money Market Fund	0	0	65,546,574	115,629,316	0	0	0	0	65,546,574	115,629,316
Minnesota Money Market Fund	939,230	1,890,049	0	0	0	0	0	0	939,230	1,890,049
Money Market Fund	0	0	80,414,763	262,922,246	0	0	0	0	80,414,763	262,922,246
National Tax-Free Money Market Fund	5,671,490	10,021,234	1,858	0	17,783	0	11,791	0	5,702,922	10,021,234
100% Treasury Money Market Fund	0	0	31,687,961	68,213,065	0	0	0	0	31,687,961	68,213,065
Treasury Plus Money Market Fund	0	0	21,983,901	43,024,655	0	0	0	0	21,983,901	43,024,655

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Capital Loss Carryforward*	Total
California Tax-Free Money Market Fund	$1,147,003	$0	$36,832	$0	$0	$1,183,835
Government Money Market Fund	0	4,094,691	0	0	0	4,094,691
Minnesota Money Market Fund	46,701	0	0	0	(3,019)	43,682
Money Market Fund	0	3,810,831	0	0	0	3,810,831
National Tax-Free Money Market Fund	301,351	7,330	41	0	0	308,722
100% Treasury Money Market Fund	0	1,857,231	0	(133)	0	1,857,098
Treasury Plus Money Market Fund	0	1,326,172	0	(54)	(898)	1,325,220

The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

* These amounts include the post-October loss, which will reverse on the 1st day of the following fiscal year.

57

MONEY MARKET FUNDS	INDEPENDENT AUDITORS’ REPORT

TO THE CLASS A AND B SHAREHOLDERS AND BOARD OF TRUSTEES WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, 100% Treasury Money Market Fund and Treasury Plus Money Market Fund (seven of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2003, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2003, the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

May 16, 2003

58

BOARD OF TRUSTEES	MONEY MARKET FUNDS

TAX INFORMATION (UNAUDITED)

For federal and California income tax purposes, the California Tax-Free Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code.

For federal income tax purposes, the Minnesota Money Market Fund and the National Tax-Free Money Market Fund designate 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code.

For California income tax purposes, the 100% Treasury Money Market Fund and the Treasury Plus Money Market Fund designate 99.94% and 50.50%, respectively, of the distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For the year ended March 31, 2003, the California Tax-Free Money Market Fund and the National Tax-Free Money Market Fund designate $235,208 and $17,824, respectively, as long-term capital gain distributions pursuant to Section 852(b)(3) of the Code.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectuses and the Statement of Additional Information* of the Funds. Each of the Trustees and Officers listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy. Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

59

MONEY MARKET FUNDS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 43	President since 2003

Senior Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.

None

Denise R. Lewis 39	Treasurer since 2003

Vice President of Wells Fargo Bank, N.A Vice President of Financial Reporting and Accounting of Wells Fargo Funds Management, LLC. Prior thereto, Senior Vice President of The Wadsworth Group until December 2000.

None

C. David Messman 42	Secretary since 2000	Vice President and Managing Counsel of Wells Fargo Bank, N.A. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

60

LIST OF ABBREVIATIONS	MONEY MARKET FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

61

More information about *Wells Fargo Funds®* is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the *Wells Fargo Funds*. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the *Wells Fargo Funds*. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by **Stephens Inc.**, Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

AR 004 (3/03)

WELLS FARGO

FUNDS

Wells Fargo Money Market Funds Annual Report

California Tax-Free Money Market Fund

Cash Investment Money Market Fund

Government Institutional Money Market Fund

Government Money Market Fund

National Tax-Free Institutional Money Market Fund

100% Treasury Money Market Fund

Prime Investment Institutional Money Market Fund

Prime Investment Money Market Fund

Treasury Plus Institutional Money Market Fund

Institutional and Service Classes

March 31, 2003

MONEY MARKET FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

MONEY MARKET FUNDS

DEAR VALUED SHAREHOLDER,

During the 12-month period that ended March 31, 2003, investors witnessed a continuation of economic conditions that have shaken financial markets throughout the past three years. Although signs of a budding economic recovery heartened investors in the fourth quarter of 2002, mounting geopolitical tensions ultimately clouded the investment horizon.

OVERVIEW OF FINANCIAL MARKETS

In the period that ultimately led up to a war in Iraq, most businesses avoided investment, fearing the potential of terrorism and the disruption of worldwide oil supplies. Yet, with war approaching, oil prices surged to nearly $40 a barrel. These factors had a predictable effect on the U.S. economy, turning a promising growth recovery into a near recession.

With consumers distracted by the impending U.S. military campaign, many business sectors, including telecommunications, information technology and airlines, faced lackluster demand for their products and services, and were ultimately forced to lay off more workers. Manufacturing activity also pulled back in March 2003 for the first time in five months. Against this backdrop, some economists trimmed their growth forecasts for the U.S. economy from 4.5%-5% to a more moderate 2.5%-3% rate for calendar year 2003.

Still, we believe there are reasons for renewed optimism. By the end of the period, oil prices had fallen to levels that existed prior to the increased tensions with Iraq, aiding consumers and businesses. Consumer spending — which drives two-thirds of U.S. economic activity — was relatively strong, with consumers taking advantage of low interest rates to finance big-ticket purchases. More importantly, the potential for a quick U.S. victory in Iraq followed by a smooth transition to civilian rule may set the stage for a stock market rally, with the atmosphere of fear and uncertainty yielding to renewed investor confidence.

WELLS FARGO MONEY MARKET FUNDS

The Federal Reserve Board has trimmed short-term interest rates 12 times over the past three years in an attempt to revive the economy, including a surprise 50 basis point cut in November 2002. In turn, falling short-term interest rates have sent yields on money market funds to their lowest levels in a generation. Despite a challenging environment for investors, Wells Fargo Money Market Funds achieved their investment objective of maintaining a stable share price.

Keep in mind that no one can accurately predict the future direction of short-term interest rates. While other fund managers have made aggressive bets on the direction of rates in an effort to boost yield, we have taken a more prudent approach. Put simply, we believe that we have positioned the funds with the intent of weathering changing economic conditions — and to continue to meet shareholder liquidity needs.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

The economy continues to face several hurdles. For example, corporate earnings must improve in order to spark resurgence in business confidence, which could translate into renewed capital expenditures and job growth. Regardless of what lies ahead, investors should continue to follow the fundamental principals of investing — asset allocation and diversification — to achieve their long-term financial goals.

MONEY MARKET FUNDS

In closing, we thank you for the confidence in us that your investment in Wells Fargo Funds® represents. Please know that we are committed to helping you meet your financial needs through all market cycles. In the meantime, if you have any questions about your investment or need further assistance, please call your investment professional or Wells Fargo Funds Investor Services at 1-800-222-8222. You may also visit us at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

MONEY MARKET OVERVIEW	MONEY MARKET FUNDS

MONEY MARKET OVERVIEW

This report covers the 12-month period ended March 31, 2003.

At the beginning of this reporting period, many investors believed that short-term interest rates could not go lower and that a rate increase was just around the corner. By the end of the period, however, many investors expected that interest rates might soon decline even further, and that no rate increases loomed on the horizon. Just as expectations were wrong a year ago, it is possible that interest rates may increase this year.

PRIME MONEY MARKET SECURITIES

The shape of the yield curve over the reporting period revealed dramatic changes in the prime markets. Short-term money market rates remained surprisingly stable, with the federal funds rate standing at 1.75% in March 2002, where it remained until the Federal Reserve Board (the Fed) unexpectedly lowered the rate to 1.25% in November 2002.

In April 2002, the yield curve sloped upward, with yields increasing in proportion to the maturity of the investment. This appeared to support the consensus that interest rates could increase in the near future — a belief based upon strong economic growth in the first quarter of 2002. But as time passed and the economy lost momentum, investors began to lengthen the time horizon for the expected rate increase. Once this happened, longer-term money market rates began a steady decline.

By June 2002, the one-year London Interbank Offered Rate — a rate that the most creditworthy international banks dealing in Euro currency charge each other for large loans — had declined more than 50 basis points in three months. In August 2002, one-year and three-month interest rates converged — a development indicating investor expectations of stable yet low interest rates. By November 2002, short-term rates plummeted yet another 50 basis points, with longer-term money market rates charting the same course. In short, the collective scenario of steady, low interest rates continued to play out, albeit at 50 basis points lower.

Credit quality concerns also plagued the bond market over the reporting period. Downgrades of high-quality issuers triggered an exodus from money market funds, which ultimately shut many commercial paper issuers out of the marketplace. These issuers were forced to turn toward banks for liquidity, which translated into higher borrowing costs and a limited availability of back-up credit lines. Suddenly, the issuance of commercial paper became a less attractive financing option.

Although the supply of money market instruments — particularly commercial paper — continued to decrease in 2002, attractive long-term rates enabled some borrowers to extend their debt. This strategy helped some borrowers improve their balance sheets. The total commercial paper outstanding dropped from $1.358 trillion as of March 31, 2002 to $1.313 trillion as of March 31, 2003, and by the end of the first quarter in 2003, the figure was 19% lower than its peak in November 2000.

U.S. TREASURY SECURITIES

The U.S. Treasury market was influenced by events shaping the stock market, including a weak economy, the prospect of war, and the subsequent military conflict. While the yield curve began the reporting period with a positive slope, the curve soon inverted for investments maturing in one to six months. For most of the reporting period, U.S. Treasury repurchase agreements yielded more than term investments. Then again, longer-term investments prior to the November 2002 interest rate cut — and with maturities beyond November — outperformed repurchase agreements. Yet with a growing federal budget deficit, the supply of U.S. Treasury securities increased dramatically in February 2003, resulting in tighter spreads.

U.S. GOVERNMENT AGENCY SECURITIES

Throughout the year, overall spreads on U.S. Government Agency securities tightened to the London Interbank Offered Rate. This tightening reflected the overall low level of interest rates coupled with concerns that the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation were facing risk management issues in a historically low interest rate environment. The number of callable bond issuances ballooned during the year, as investors seeking higher yields eagerly sold three-month call options on 13-month debt. This strategy worked well for part of 2002, yet backfired when the Fed trimmed short-term rates in November. By March 31, 2003, we found ourselves immersed in a yield environment where the 13-month callable structure was the only offering to exceed overnight repurchase agreements in yield.

MONEY MARKET FUNDS	MONEY MARKET OVERVIEW

TAX-FREE SECURITIES

As the 12-month period progressed, municipalities contended with diminishing tax receipts of unprecedented proportions. This led to budget deficits exceeding $100 billion. Amid their weakened finances and historically low rates, issuers of municipal securities flocked to the securities markets. The market forces of supply and demand drove municipal yields up to taxable levels. In fact, one-year general market paper traded at an average of 80% of U.S. Treasury securities, a 15% increase over their historical average.

The spread between variable rate securities and one-year notes fell 81 basis points in April 2002, to negative five basis points in March 2003. The primary force behind the lower variable rate spread was the vast supply of new issues. Indeed, issuers found that it was often cheaper to issue variable rate securities, then use the swap market to hedge interest rate risk. However, in order to attract buyers for these billion-dollar deals, issuers were forced to increase yields. In general, variable rate securities underperformed other money market instruments due to the Fed’s unanticipated interest rate cut in November 2002.

STRATEGIC OUTLOOK

This prolonged period of low interest rates has lulled many investors into dismissing the possibility of higher rates. Yet, aggressive bets on the direction of interest rates — a strategy designed to boost yields — can lead to disappointment. We have taken a more conservative approach in positioning the funds to weather the challenging interest rate environment.

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

PRIMARY INVESTMENTS*

Wells Fargo Money Market Fund Name	U.S. Treasury Securities	Repurchase Agreements	U.S. Government Obligations	Commercial Paper	Certificates of Deposit/ Bankers Acceptances	Time Deposits	Floating/ Variable Rate Notes/Bonds	Mortgage- and Other Asset- Backed Securities	Corporate Notes/Bonds	Municipal Obligations

100% Treasury	X

Treasury Plus Institutional	X	X

Government	X	X	X

Government Institutional	X	X	X

Prime Investment	X	X	X	X	X	X	X	X	X

Prime Investment Institutional	X	X	X	X	X	X	X	X	X

Cash Investment	X	X	X	X	X	X	X	X	X

National Tax-Free Institutional										X

California Tax-Free										X

*  The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET FUND — SERVICE CLASS

INVESTMENT OBJECTIVE

The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Julio C. Bonilla

INCEPTION DATE

01/01/92

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo California Tax-Free Money Market Fund – Service Class	0.93	2.14	2.44

Benchmark

iMoneyNet California State Specific Institutional Money Fund Average[2]	0.94	2.48	2.97

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.72%

7-Day Compound Yield	0.72%

30-Day Simple Yield	0.67%

30-Day Compound Yield	0.68%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	28 days

Number of Holdings	279

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

3 Portfolio holdings are subject to change.

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks high current income, preservation of capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

10/14/87

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo Cash Investment Money Market Fund – Institutional Class	1.54	4.31	5.32

Wells Fargo Cash Investment Money Market Fund – Service Class	1.31	4.15	5.27

Benchmark

iMoneyNet First Tier Institutional Money Fund Average[2]	1.34	4.56	5.56

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)	INSTITUTIONAL	SERVICE

7-Day Current Yield	1.17%	0.94%

7-Day Compound Yield	1.18%	0.94%

30-Day Simple Yield	1.15%	0.92%

30-Day Compound Yield	1.15%	0.92%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	54 days

Number of Holdings	162

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Institutional and Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings are subject to change.

MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Wells Fargo Government Institutional Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

07/31/01

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	Life of Fund

Wells Fargo Government Institutional Money Market Fund	1.47	1.84

Benchmark

iMoneyNet Government Institutional Money Fund Average[2]	1.24	1.70

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	1.11%

7-Day Compound Yield	1.11%

30-Day Simple Yield	1.10%

30-Day Compound Yield	1.11%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	55 days

Number of Holdings	75

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

2 The iMoneyNet Government Institutional Money Fund Average is an average of governmental institutional funds.

3 Portfolio holdings are subject to change.

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND — SERVICE CLASS

INVESTMENT OBJECTIVE

The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

11/16/87

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo Government Money Market Fund – Service Class	1.27	3.98	5.05

Benchmark

iMoneyNet Government Institutional Money Fund Average[2]	1.24	4.31	5.31

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.85%

7-Day Compound Yield	0.86%

30-Day Simple Yield	0.86%

30-Day Compound Yield	0.86%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	56 days

Number of Holdings	98

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet Government Institutional Money Fund Average is an average of governmental institutional funds.

3 Portfolio holdings are subject to change.

MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Wells Fargo National Tax-Free Institutional Money Market Fund (the Fund) seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

01/07/88

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo National Tax-Free Institutional Money Market Fund – Institutional Class	1.23	2.71	3.43

Wells Fargo National Tax-Free Institutional Money Market Fund – Service Class	1.07	2.60	3.39

Benchmark

iMoneyNet Tax-Free Institutional Money Fund Average[2]	1.01	2.71	3.17

FUND YIELD SUMMARY
(AS OF MARCH 31, 2003)	INSTITUTIONAL	SERVICE

7-Day Current Yield	0.98%	0.79%

7-Day Compound Yield	0.98%	0.80%

30-Day Simple Yield	0.93%	0.75%

30-Day Compound Yield	0.93%	0.75%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	48 days

Number of Holdings	267

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Institutional and Service Class shares of the Wells Fargo National Tax-Free Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet Tax-Free Institutional Money Fund Average is an average of national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State-Specific Institutional categories.

3 Portfolio holdings are subject to change.

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

100% TREASURY MONEY MARKET FUND — SERVICE CLASS

INVESTMENT OBJECTIVE

The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

12/03/90

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo 100% Treasury Money Market Fund – Service Class	1.15	3.73	4.15

Benchmarks

iMoneyNet Treasury Institutional Money Fund Average[2]	1.20	4.13	5.13

91 Day U.S. Treasury Bill[3]	1.51	3.97	4.39

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.74%

7-Day Compound Yield	0.74%

30-Day Simple Yield	0.74%

30-Day Compound Yield	0.75%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	56 days

Number of Holdings	48

PORTFOLIO COMPOSITION4 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Service Class of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet Treasury Institutional Money Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.

3 Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

4 Portfolio holdings are subject to change.

MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Wells Fargo Prime Investment Institutional Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

07/31/01

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	Life of Fund

Wells Fargo Prime Investment Institutional Money Market Fund	1.50	1.85

Benchmark

iMoneyNet First Tier Institutional Money Fund Average[2]	1.34	1.83

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	1.16%

7-Day Compound Yield	1.17%

30-Day Simple Yield	1.16%

30-Day Compound Yield	1.16%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Average Maturity	35 days

Number of Holdings	33

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

2 The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings are subject to change.

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

PRIME INVESTMENT MONEY MARKET FUND—

SERVICE CLASS

INVESTMENT OBJECTIVE

The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

09/02/98

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	Life of Fund

Wells Fargo Prime Investment Money Market Fund – Service Class	1.14	3.89

Benchmark

iMoneyNet First Tier Institutional Money Fund Average[2]	1.34	4.39

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.79%

7-Day Compound Yield	0.79%

30-Day Simple Yield	0.78%

30-Day Compound Yield	0.79%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	40 days

Number of Holdings	46

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings are subject to change.

MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Wells Fargo Treasury Plus Institutional Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

10/01/85

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo Treasury Plus Institutional Money Market Fund – Institutional Class	1.45	4.08	5.23

Wells Fargo Treasury Plus Institutional Money Market Fund – Service Class	1.20	3.86	5.15

Benchmark

iMoneyNet Treasury & Repo Institutional Money Fund Average[2]	1.19	4.23	5.22

91 Day U.S. Treasury Bill[3]	1.51	3.97	4.39

FUND YIELD SUMMARY
(AS OF MARCH 31, 2003)	INSTITUTIONAL	SERVICE

7-Day Current Yield	1.07%	0.82%

7-Day Compound Yield	1.08%	0.83%

30-Day Simple Yield	1.08%	0.83%

30-Day Compound Yield	1.08%	0.83%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Average Maturity	47 days

Number of Holdings	33

PORTFOLIO COMPOSITION4 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

Performance shown for the Institutional and Service Class shares of the Wells Fargo Treasury Plus Institutional Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor Fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

Performance shown for the periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. For the periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the predecessor portfolio.

2 The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.

3 Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

4 Portfolio holdings are subject to change.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 99.09%

California – 95.99%

$34,100,000	ABAG Finance Authority For Nonprofit Corporation CA Jewish Community Centerproject Allied Irish Bank LOC§	1.25%	11/15/2031	$34,100,000

9,865,000	ABAG Finance Authority For Nonprofit Corporations CA MFHR GAIA Building Project Series A Collateralized By FNMA§	1.20	09/15/2032	9,865,000

6,000,000	ABAG Finance Authority For Non-Profit Corporations RB, Series 2003 Dn Societe Generale LOC§	1.15	07/01/2008	6,000,000

5,500,000	ALVORD CA Union School District Ctfs Partn Food Services Bridge Funding Program	1.05	12/01/2003	5,500,000

2,200,000	Anaheim CA Certificates Of Participation§	1.10	08/01/2019	2,200,000

4,345,000	Anaheim CA HFA MFHR Monterrey Apartments Series B Collateralized By FNMA§	1.15	05/15/2027	4,345,000

6,300,000	Anaheim CA HFA MFHR Sea Wind Apartments Project Series C Collateralized By FNMA§	1.15	07/15/2033	6,300,000

4,000,000	Anaheim CA Housing Authority MFHR§	1.15	07/15/2020	4,000,000

10,244,000	Anaheim CA Housing Authority MFHR-Fountain Anaheim Hills Series A§	1.15	02/15/2033	10,244,000

8,160,000	Anaheim CA Public Financing Authority Lease Revenue§	1.18	09/01/2024	8,160,000

20,000,000	Antelope Valley CA Health Care District Series A§	1.15	09/01/2017	20,000,000

700,000	Bay Area Toll Authority California Toll Bridge Revenue AMBAC Insured§	1.20	04/01/2037	700,000

11,000,000	Buena Park CA MFHR Walden Glen Apartments Project Series A§	1.15	02/15/2033	11,000,000

6,750,000	California CDA MFRA Series PJ-H§	1.20	03/15/2034	6,750,000

13,000,000	California Cities Home Ownership Authority Housing Revenue Lease Purchase Program Project Series A Sutro & Company Incorporated Collateralized By FHLMC§	1.15	09/01/2006	13,000,000

3,000,000	California Community HFA Housing Revenue Series A Collateralized By FHLMC§	1.15	02/01/2007	3,000,000

2,420,000	California Education Facilities Authority Revenue Series 113§	1.12	12/01/2027	2,420,000

8,390,000	California Education Facilities Authority Revenue Series 113§	1.25	02/01/2032	8,390,000

20,000,000	California Educational Facilities Services Revenue Series 113§	1.25	10/01/2027	20,000,000

2,200,000	California Health Facilities Finance Authority Revenue§	1.20	09/01/2028	2,200,000

10,000,000	California Health Facilities Financing Authority§	1.15	07/01/2016	10,000,000

22,300,000	California Health Facilities Financing Authority Revenue Series B Adventist Health Systems KBC Bank Insured§	1.20	09/01/2025	22,300,000

2,410,000	California HFA Housing Revenue Series 150 MBIA Insured§	1.17	02/01/2029	2,410,000

1,145,000	California HFA Housing Revenue Series 412 AMBAC Insures§	1.18	08/01/2029	1,145,000

9,200,000	California HFA MFHR Series C§	1.20	02/01/2033	9,200,000

3,500,000	California HFA SFMR Home Mortgage Project Series J Fsa Insured§	1.13	02/01/2032	3,500,000

420,000	California HFA SFMR Series 83 Fha/Va/Cahlif Insured§	1.17	08/01/2025	420,000

2,845,000	California HFFA Revenue Series 26 Fsa Insured§	1.12	06/01/2022	2,845,000

4,500,000	California Housing Agency Revenue Series U§	1.15	02/01/2017	4,500,000

2,030,000	California Housing Finance Agency Revenue§	1.18	08/01/2016	2,030,000

2,390,000	California Housing Finance Agency Revenue Series 112-A§	1.18	08/01/2026	2,390,000

2,500,000	California Housing Finance Agency Revenue Series L§	1.04	08/01/2015	2,500,000

10,300,000	California Housing Finance Agency Revenue Series U§	1.13	02/01/2031	10,300,000

24,945,000	California Housing Finance Agency Revenue Series X-2§	1.11	08/01/2031	24,945,000

3,100,000	California Housing Finance Revenue Variable Rate Home Mortgage Series J (Lloyds)§	1.13	02/01/2033	3,100,000

3,760,000	California Infrastructure & Economic Development Bank Idr Fish House Foods Incorporated Project Comerica Bank CA LOC§	1.20	09/01/2024	3,760,000

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$9,000,000	California Infrastructure & Economic Development Bank Tax-Exempt CP Notes Series 2002	0.90%	06/12/2003	$9,000,000

4,900,000	California Infrastructure & Economic Development Revenue San Francisco Ballet Association§	1.15	07/01/2032	4,900,000

2,000,000	California Infrastructure & Economical Development	0.90	07/11/2003	2,000,000

28,200,000	California Infrastructure & Economical Development	0.97	08/12/2003	28,200,000

8,950,000	California Infrastructure & Economical Development	1.05	05/08/2003	8,950,000

5,200,000	California Infrastructure & Economical Development	1.00	07/11/2003	5,200,000

20,000,000	California Infrastructure & Economical Development	1.00	06/30/2003	20,000,000

1,000,000	California Pollution Control Financing A Solid Waste Disposal Revenue Bonds (Junior) (Shell Oil Company Martinez Project) Series 1994 B§	1.15	12/01/2024	1,000,000

5,700,000	California Pollution Control Financing Authority Residential Recovery Revenue Atlantic Richfield Company Project – Series A§	1.18	12/01/2024	5,700,000

39,000,000	California School Cash Reserve Program Authority Pool Series A	3.00	07/03/2003	39,129,975

9,000,000	California St Department Water Reserve Center Valley Project Revenue Putters Series 127§	1.20	12/01/2022	9,000,000

18,000,000	California St Department Water & Power Supply Revenue§	1.15	05/01/2022	18,000,000

13,400,000	California St Department Water & Power Supply Revenue Series C-14§	1.18	05/01/2022	13,400,000

4,995,000	California St P Floats PT 153A§	1.18	12/01/2008	4,995,000

4,000,000	California St Public Works§	1.12	09/01/2017	4,000,000

6,100,000	California State§	1.23	12/01/2032	6,100,000

8,000,000	California State	1.18	12/01/2003	8,000,000

13,100,000	California State Department Of Water Series B-4 Bayerische Landesbank LOC§	1.15	05/01/2022	13,100,000

4,835,000	California State Economic Development Finance Authority Serra Microchassis FGIC Insured§	1.10	08/01/2027	4,835,000

2,005,000	California State Economic Development Financing Authority Industrial Development Revenue-Serra Mission Project-Series A§	1.10	08/01/2027	2,005,000

10,395,000	California State Public Works Board Lease Revenue Series 210 AMBAC Insured§	1.12	01/01/2011	10,395,000

19,570,000	California State Public Works Board Lease Revenue Series D AMBAC Insured§	1.14	12/01/2019	19,570,000

4,205,000	California State Public Works Board Lease Revenue Series Ii AMBAC Insured§	1.12	10/01/2012	4,205,000

8,875,000	California State Public Works Board Lease Revenue Series Ii R133 AMBAC Insured§	1.12	12/01/2014	8,875,000

4,995,000	California State Series 471X§	1.17	09/01/2024	4,995,000

4,995,000	California State Series 472X§	1.17	03/01/2017	4,995,000

4,200,000	California Statewide CDA Bank Of America NA LOC§	1.15	04/01/2032	4,200,000

2,455,000	California Statewide CDA MFHR§	1.10	08/01/2032	2,455,000

3,985,000	California Statewide CDA MFHR Granite Oaks Apartments Project Series R Collateralized By FNMA§	1.15	10/15/2030	3,985,000

2,800,000	California Statewide CDA MFHR IAC Project Series W2 Bank Of America NA LOC§	1.20	09/15/2029	2,800,000

6,775,000	California Statewide CDA MFHR La Puente Apartments Project Series Jj US Bank NA LOC§	1.10	11/01/2031	6,775,000

17,200,000	California Statewide CDA MFRA Series W1§	1.20	08/01/2034	17,200,000

700,000	California Statewide CDA MFRA Series W3§	1.20	04/01/2025	700,000

6,000,000	California Statewide CDA Revenue Series A AMBAC Insured§	1.10	08/15/2032	6,000,000

6,400,000	California Statewide Communities Authority Mulitfamily Revenue§	1.15	12/01/2034	6,400,000

9,180,000	California Statewide Communities Development Authority Revenue Partnerships§	1.20	12/01/2018	9,180,000

9,000,000	California Statewide Communities Development Authority Solid Waste Facilities Revenue Chevron U.S.A. Project§	1.15	12/15/2024	9,000,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$2,700,000	California Statewide Communities Development Development Partnership§	1.10%	04/01/2028	$2,700,000

16,420,000	Camarillo CA MFHR Hacienda De Camarillo Project Collateralized By FNMA§	1.20	10/15/2026	16,420,000

2,400,000	Camarillo CA MFHR Heritage Park Project Series A Collateralized By FNMA Remarked 09/29/94§	1.15	07/15/2019	2,400,000

12,700,000	Chino Basin California Regulatory Financing Authority Revenue§	1.10	06/01/2032	12,700,000

5,100,000	Colton CA RDA Cop Las Palimas Association Project Bank Of America NA LOC§	1.15	11/01/2015	5,100,000

15,000,000	Contra Costa County CA Home Mortgage Revenue Series A§	1.18	12/01/2010	15,000,000

23,000,000	Contra Costa County CA MFHR Bonds Park Regency Series A§	1.10	08/01/2032	23,000,000

745,000	Contra Costa County CA MFHR El Cerrito Royale Project Series A Bank Of America NT& SA LOC§	1.20	12/01/2017	745,000

7,400,000	Contra Costa County CA MFHR Lafayette Town Center Apartments Series I Collateralized By FNMA§	1.15	07/15/2032	7,400,000

32,000,000	Contra Costa County CA Taxable & Revenue Anticipated Notes Series A	2.50	11/17/2003	32,212,052

1,150,000	County Of Alameda CA General Obligation St Notes Certificate Of Participation MBIA Insured§	5.70	12/01/2014	1,208,114

1,550,000	Covina California Redevelopment Agency Multifamily Revenue Shadow Hills Apartments Series A§	1.10	12/01/2015	1,550,000

2,390,000	Eagle CA Tax Exempt§	1.12	02/01/2006	2,390,000

4,950,000	Eagle CA Tax Exempt	1.12	09/01/2003	4,950,000

2,590,000	Eagle CA Tax Exempt§	1.12	08/01/2016	2,590,000

10,000,000	Eagle CA Tax Exempt§	1.12	07/01/2027	10,000,000

24,900,000	East Bay CA Mud Water Systems Revenue Prerefunded 6/1/02 @ 102§	1.10	06/01/2025	24,900,000

4,400,000	Escondido CA CDA Cop Bank Of America NT& SA LOC§	1.20	10/01/2016	4,400,000

500,000	Fowler CA IDA IDRBee Sweet Citrus Incorporated Bank Of America NT& SA LOC§	1.25	12/01/2005	500,000

21,710,000	Fresno CA Union School District	1.10	02/19/2004	21,710,773

22,000,000	Fresno County California Tax & Revenue Anticipation Notes	3.00	07/01/2003	22,089,297

7,150,000	Garden Grove CA MFHR Malabar Apartments Project Series A Collateralized By FNMA§	1.10	12/15/2029	7,150,000

6,900,000	Garden Grove CA MFHR Malabar Apartments Project Series A Collateralized By GNMA§	1.18	03/23/2006	6,900,000

23,000,000	Golden Gate Bridge CA	1.00	06/18/2003	23,000,000

4,000,000	Hayward CA MFHR Series A§	1.10	08/01/2014	4,000,000

6,450,000	Hayward CA MFHR Tennyson Gardens Apartments Project Series A US Bank NA LOC§	1.10	08/01/2032	6,450,000

3,240,000	Huntington Beach CA MFHR Seabridgevillas Series A Bank Of America NT& SA LOC§	4.00	02/01/2010	3,240,000

1,760,000	Irvine CA Revenue§	1.15	12/01/2005	1,760,000

5,300,000	Irvine Ranch California Water District Consolidated General Obligations Of Improvement Consolidated Series 1995§	1.15	01/01/2021	5,300,000

8,500,000	Irvine Ranch Water District* Consolidated Refunding Series 1995 Constituting§	1.10	09/01/2006	8,500,000

5,200,000	Lancaster CA Redevelopment Agency MFHR 20Th Street Apartments Project Series C Collateralized By FNMA§	1.10	12/01/2026	5,200,000

4,450,000	Livermore CA Redevelopment Agency Livermore Apartments Series A§	1.25	11/01/2040	4,450,000

7,140,000	Los Angeles CA Community RDA MFHR Rowan Lofts Project Series A Collateralized By FNMA§	1.15	12/01/2034	7,140,000

16,070,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Putters Series 162Z§	1.20	08/15/2004	16,070,000

13,725,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series 88 MBIA Insured§	1.18	08/15/2018	13,725,000

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$12,000,000	Los Angeles CA Department Of Airports Revenue Series C1§	1.10%	05/15/2020	$12,000,000

15,000,000	Los Angeles CA Department Water & Power Waterworks Revenue Subseries B-1§	1.15	07/01/2035	15,000,000

20,200,000	Los Angeles CA DW&P Utilities Revenue§	1.12	07/01/2021	20,200,000

6,300,000	Los Angeles CA DW&P Utilities Revenue Series A6§	1.10	07/01/2035	6,300,000

33,800,000	Los Angeles CA DW&P Waterworks Revenue Dexia Insured§	1.15	07/01/2035	33,800,000

2,995,000	Los Angeles CA Harbor Department Revenue Transportation Class F Series 7 MBIA Insured§	1.15	11/01/2026	2,995,000

8,290,000	Los Angeles CA HFA MFHR Rowland Heights Apartments Series A Washington Mutual Bank LOC§	1.20	08/01/2030	8,290,000

2,500,000	Los Angeles CA MFHR Fountain PA PJ§	1.18	04/15/2033	2,500,000

3,800,000	Los Angeles CA MFHR La Bera Apartment Project Series G Citibank NA LOC§	1.18	12/01/2030	3,800,000

100,000	Los Angeles CA MFHR Loans To Lender Program Series A Fhlb LOC§	1.25	08/01/2026	100,000

5,300,000	Los Angeles CA MFHR Masselin Manor Housing Project Bank Of America NT& SA LOC§	1.15	07/01/2015	5,300,000

7,300,000	Los Angeles CA MFRH Broadway Plaza Project Series L§	1.35	12/01/2034	7,300,000

1,000,000	Los Angeles CA Series A§	5.00	09/01/2004	1,036,249

15,000,000	Los Angeles CA Uniion School District Merlots Series A22§	1.21	07/01/2022	15,000,000

9,000,000	Los Angeles CA Union School District Certificate Participation Series B	2.25	10/01/2003	9,047,624

5,000,000	Los Angeles CA Union School District Merlots Series B12§	1.21	01/01/2027	5,000,000

4,000,000	Los Angeles CA USD GOFGIC Insured§	1.12	07/01/2015	4,000,000

6,665,000	Los Angeles CA USD GOFGIC Insured§	1.12	07/01/2018	6,665,000

22,755,000	Los Angeles CA USD GOFGIC Insured Rocs Series II-R-35§	1.12	07/01/2021	22,755,000

5,000,000	Los Angeles CA USD GOSeries 1179 MBIA Insured§	1.14	07/01/2019	5,000,000

10,200,000	Los Angeles CA Wastewater System Sewer Revenue Series A FGIC Insured§	1.25	12/01/2031	10,200,000

8,600,000	Los Angeles CA Wastewater System Sewer Revenue Series B FGIC Insured§	1.25	12/01/2031	8,600,000

38,000,000	Los Angeles CA Wastewater Systems Revenue Ref-Series A§	5.70	06/01/2020	39,052,132

4,200,000	Los Angeles CA Water & Power Revenue Power Systems Subseries A-2§	1.10	07/01/2035	4,200,000

5,995,000	Los Angeles CA Water & Power Revenue Putters Series 182§	1.20	07/01/2022	5,995,000

3,330,000	Los Angeles CA Water & Power Revenue Putters Series 183§	1.20	07/01/2021	3,330,000

10,595,000	Los Angeles CA Water & Power Revenue Putters Series 184§	1.20	07/01/2022	10,595,000

15,000,000	Los Angeles CA Water & Power Revenue Subseries A-4§	1.15	07/01/2035	15,000,000

13,600,000	Los Angeles CA Water & Power Revenue Subseries B-8§	1.15	07/01/2034	13,600,000

5,000,000	Los Angeles CA Water & Power Revenue Series B-3§	1.15	07/01/2034	5,000,000

1,880,000	Los Angeles Cal Wastewater System Revenue Series A	5.30	06/01/2004	1,930,804

5,530,000	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue SG 46§	1.14	07/01/2017	5,530,000

3,500,000	Los Angeles County CA Metropolitan Transportation Authority Tax Revenue MBIA Insured§	1.14	07/01/2018	3,500,000

10,000,000	Los Angeles County CA Metropolitan Transportation Authority Transportation Revenue Fsa Insured§	1.12	07/01/2025	10,000,000

18,670,000	Los Angeles County CA Metropolitan Transportation Authority Transportation Revenue FSA Insured§	1.12	07/01/2016	18,670,000

3,000,000	Los Angeles County CA MFHR Authority Revenue Bonds P Float PT 639§	1.29	10/01/2031	3,000,000

17,165,000	Los Angeles County CA Pension Obligation Series B§	1.10	06/30/2007	17,165,000

21,800,000	Los Angeles County CA Taxable And Revenue Anticipated Notes Series A	3.00	06/30/2003	21,881,169

10,000,000	Los Angeles County CA Transportation Common Sales Revenue Series A FGIC Insured§	1.10	07/01/2012	10,000,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$19,000,000	Los Angeles Metro Tran	0.95%	04/04/2003	$19,000,000

4,970,000	Metropolitan Water District Southern CA Waterworks Revenue Merlots A21§	1.18	07/01/2021	4,970,000

3,500,000	Metropolitan Water District Southern CA Waterworks Revenue Series A§	1.05	06/01/2023	3,500,000

15,000,000	Metropolitan Water District Southern CA Waterworks Revenue Series A§	1.15	07/01/2025	15,000,000

9,055,000	Metropolitan Water District Southern CA Waterworks Revenue Series Sg128 MBIA Insured§	1.18	07/01/2030	9,055,000

20,000,000	Milpitas CA MFHR Crossing At Montague Project Series A Collateralized By FNMA§	1.15	08/15/2033	20,000,000

11,000,000	Modesto CA IRR District	0.95	04/09/2003	11,000,000

11,100,000	Modesto CA Irrigation District Financing Authority Revenue Series Sg66 MBIA Insured§	1.18	10/01/2015	11,100,000

6,500,000	Modesto CA MFHR Live Oak Apartments Project Collateralized By FNMA§	1.15	09/15/2024	6,500,000

5,620,000	Modesto CA Pfa Lease Revenue Series 354 AMBAC Insured§	1.12	09/01/2029	5,620,000

4,000,000	Mount San Antonio CA Community College District Series A	3.25	05/01/2003	4,004,210

14,400,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series D MBIA Insured§	1.15	07/01/2018	14,400,000

24,100,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series F§	1.15	07/01/2022	24,100,000

4,170,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series Ii R 134 MBIA Insured§	1.12	07/01/2013	4,170,000

43,003,696	Newman Capital Trust§	1.35	04/01/2032	43,003,696

17,500,000	Newman Capital Trust§	1.35	04/07/2031	17,500,000

2,400,000	Newport Beach CA Health Care Revenue Hoag Memorial Hospital Series A§	1.20	10/01/2026	2,400,000

19,700,000	Newport Beach CA Health Care Revenue Hoag Memorial Hospital Series B§	1.20	10/01/2026	19,700,000

19,000,000	Newport Beach CA Health Care Revenue Hoag Memorial Hospital Series C§	1.20	10/01/2026	19,000,000

6,185,000	Newport Beach CA Revenue§	1.13	10/01/2022	6,185,000

2,600,000	Northern CA Power Agency Revenue§	1.10	07/01/2023	2,600,000

8,000,000	Orange County CA Apartment Development MFHR Series A Collateralized By FHLMC§	1.10	12/01/2006	8,000,000

11,800,000	Orange County CA Apartment Development Revenue Bluffs Apartments Series C Collateralized By FHLMC§	1.15	12/01/2029	11,800,000

5,600,000	Orange County CA Apartment Development Revenue Bonds Dn (Seaside Meadows Partners) Series 1984C§	1.10	08/01/2008	5,600,000

7,449,000	Orange County CA Apartment Development Revenue Harbor Pointe Series D Collateralized By FHLMC§	1.10	12/01/2022	7,449,000

26,805,000	Orange County CA Apartment Development Revenue Holly Oaks Series B Collateralized By FHLMC§	1.10	11/01/2022	26,805,000

4,000,000	Orange County CA Apartment Development Revenue Park Ridge Villas Collateralized By FNMA§	1.15	11/15/2028	4,000,000

10,000,000	Orange County CA Apartment Development Revenue Wlco Li Series 3 Collateralized By FNMA§	1.15	11/15/2028	10,000,000

6,400,000	Orange County CA Impt Bd District Number 88-1§	1.20	09/02/2018	6,400,000

13,200,000	Orange County CA Sanitation Districts Cop AMBAC Insured§	1.10	08/01/2013	13,200,000

1,375,000	Orange County CA Special Financing Authority Teeter Plan Revenue Bonds§	1.15	11/01/2014	1,375,000

3,050,000	Orange County CA Special Financing Authority Teeter Plan Revenue Bonds Series 1995 D§	1.15	11/01/2014	3,050,000

7,200,000	Orange County CA Special Financing Authority Teeter Plan Revenue Bonds Series C§	1.15	11/01/2014	7,200,000

3,000,000	Orange County CA Special Financing Authority Teeter Plan Revenue Bonds Series E§	1.15	11/01/2014	3,000,000

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$5,000,000	Pacific HFA CA Housing Revenue Series A Societe Generale Collateralized By FHLMC§	1.15%	02/01/2007	$5,000,000

8,720,000	Palo Alto CA USD Series II R 93§	1.12	08/01/2016	8,720,000

7,285,000	Port Oakland CA Transportation Revenue MBIA Insured§	1.18	05/01/2010	7,285,000

4,500,000	Port Of Oakland CA	1.00	08/19/2003	4,500,000

18,563,000	Port Of Oakland CA	1.05	05/28/2003	18,563,000

14,000,000	Port Of Oakland CA	1.00	06/18/2003	14,000,000

11,900,000	Port Of Oakland CA	1.05	06/16/2003	11,900,000

11,500,000	Port Of Oakland CA	1.05	06/17/2003	11,500,000

10,600,000	Port Of Oakland CA	0.98	06/12/2003	10,600,000

7,600,000	Port Of Oakland CA	0.98	06/10/2003	7,600,000

4,995,000	Port Of Oakland CA Transportation Revenue FGIC Insured§	1.18	05/01/2008	4,995,000

18,290,000	Port Of Oakland CA Transportation Revenue Series 5 FGIC Insured§	1.15	11/01/2012	18,290,000

8,495,000	Port Of Oakland CA Transportation Revenue Series K FGIC Insured§	1.15	11/01/2021	8,495,000

7,200,000	Puerto Rico Infrastructure§	1.12	10/01/2034	7,200,000

3,650,000	Rancho Mirage CA Joint Powers Financing Authority Health Care Revenue Eisenhower Medical Center Series B Allied Irish Bank PLC LOC§	1.13	01/01/2026	3,650,000

5,500,000	Regents Of University Of California	1.00	06/09/2003	5,500,000

18,000,000	Regents Of University Of California	1.00	05/06/2003	18,000,000

14,300,000	Regents Of University Of California	1.05	07/21/2003	14,300,000

16,900,000	Regents Of University Of California	1.00	06/06/2003	16,900,000

13,300,000	Regents Of University Of California	1.03	06/05/2003	13,300,000

7,600,000	Regents Of University Of California	1.00	05/14/2003	7,600,000

2,245,000	Riverside County CA Asset Lending Corporation Leasehold Revenue MBIA Insured§	1.12	06/01/2016	2,245,000

8,100,000	Riverside County CA Community Facilities District Series 88-4 KBC Bank LOC§	1.15	09/01/2014	8,100,000

5,000,000	Riverside County CA IDA Bank Of America NA LOC§	1.20	06/01/2026	5,000,000

22,400,000	Riverside-San Bernadino CA Housing & Finance Agency Lease Revenue Series A Societe Generale LOC§	1.20	07/01/2006	22,400,000

3,000,000	Roaring Fork Muni PR§	1.27	03/01/2034	3,000,000

3,900,000	Sacramento CA Union School District Ctfs Partners Fsa Insured§	1.15	07/01/2031	3,900,000

7,000,000	Sacramento County CA HFA MFHR Arlington Creek Apartment Series 1 Collateralized By FNMA§	1.20	05/15/2034	7,000,000

6,300,000	Sacramento County CA HFA MFHR Hidden Oaks Apartments Project Series C Collateralized By FNMA§	1.20	05/15/2029	6,300,000

6,000,000	Sacramento County CA Housing Authority Multifamily Housing Revenue Normandy Park Apartments Series A§	1.20	02/15/2033	6,000,000

5,200,000	Sacramento County CA Suncreek Sacramento Apartments MFHR Series A§	1.10	04/01/2026	5,200,000

6,115,000	San Bernadino County CA MFHR Green Valley Apartments Project Series A Collateralized By FNMA§	1.15	05/15/2029	6,115,000

55,000,000	San Bernardino County CA Tax & Revenue Anticipation Notes	3.00	07/01/2003	55,177,985

3,395,000	San Diego CA Area HFA Lease Revenue Series B§	1.15	06/01/2006	3,395,000

14,825,000	San Diego CA HFA MFHR Stratton Apartments Project Series A Collateralized By FNMA§	1.15	01/15/2033	14,825,000

23,100,000	San Diego CA MFHR§	1.05	12/01/2022	23,100,000

11,050,000	San Diego CA MFHR§	1.05	12/01/2022	11,050,000

16,830,000	San Diego CA MFHR Collateralized By FHLMC§	1.18	09/01/2004	16,830,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$32,595,000	San Diego CA MFHR Collateralized By FHLMC§	1.18%	03/01/2032	$32,595,000

10,200,000	San Diego CA MFHR Collateralized By FNMA§	1.15	08/01/2014	10,200,000

3,500,000	San Diego CA MFHR University Town Center Apartments Project Bank Of America NT & SA LOC§	1.15	10/01/2015	3,500,000

19,130,000	San Diego CA Public Facilities Financing Authority Sewer Revenue Series Sg130§	1.14	05/15/2029	19,130,000

6,621,000	San Diego CA Union School District§	1.12	07/01/2026	6,621,000

11,580,000	San Diego CA Union School District General Obligation Bonds Series Pa-804§	1.14	07/01/2022	11,580,000

5,998,500	San Diego CA Water Authority Water Revenue Ctfs Partnership Series I§	1.10	11/01/2010	5,998,500

9,485,000	San Diego County & School District NTPartnership Tax & Revenue Anticipation Notes Series B	3.00	07/31/2003	9,543,348

4,975,000	San Francisco CA City & County Ctfs Series C-6§	1.18	06/15/2007	4,975,000

4,000,000	San Francisco CA City Refunded Balanc-Issue 2§	6.75	05/01/2020	4,102,365

1,895,000	San Francisco City & County Airports Common Intl Airports Series 27-A	4.00	05/01/2003	1,899,035

10,700,000	San Francisco City & County Public Utilities Commission For Clean Water RB (Wachovia Merlots Trust Receipts) Series 2003 Dn§	1.21	10/01/2022	10,700,000

3,000,000	San Jose CA MFHR§	1.15	11/01/2017	3,000,000

1,500,000	San Jose CA MFHR Almaden Lake Village Apartments Project Series A Collateralized By FNMA§	1.16	03/01/2032	1,500,000

19,000,000	San Jose CA MFHR Evans Lane Apartments Series H§	1.15	04/15/2036	19,000,000

2,000,000	San Jose CA Redevelopment Agency Tax Allocation Series 158Z§	1.20	08/01/2014	2,000,000

6,857,500	San Jose CA Union School District Santa Clara County Series 761§	1.12	08/01/2027	6,857,500

8,690,000	San Jose-Santa Clara CA Water Financing Authority Sewer Revenue Floats-Sg-49§	1.14	11/15/2020	8,690,000

2,200,000	San Leandro CA MFHR Haas Avenue Apartments Series B Security Pacific National LOC§	1.15	10/01/2007	2,200,000

6,100,000	Santa Ana CA Health Fac Rev Multi-Modal Interchangeable Rate Health Facility Series 1990§	1.20	10/01/2020	6,100,000

9,500,000	Santa Barbara County CA Tax & Revenue Anticipation Notes Series A	3.00	07/25/2003	9,543,615

6,465,000	Santa Clara CA Electric Revenue Series A AMBAC Insured Subject To Crossover Refunding§	1.10	07/01/2010	6,465,000

2,495,000	Santa Clara CA Electric Revenue Series B AMBAC Insured Subject To Crossover Refunding§	1.10	07/01/2010	2,495,000

5,900,000	Santa Clara County CA HFA MFHR Benton Park Center Apartment Revenue Series A Collateralized By FNMA§	1.10	12/15/2025	5,900,000

11,400,000	Santa Clara County CA HFA MFHR Foxchase Apartments Revenue Series E Collateralized By FGIC§	1.10	11/01/2007	11,400,000

5,150,000	Simi Valley CA MFHR Series A Bank Of Ameriac NT& SA LOC Collateralized By FHLMC§	1.10	07/01/2023	5,150,000

24,000,000	Sonoma County CA Tax & Revenue Anticipation Notes	2.50	10/14/2003	24,121,706

30,595,000	South Orange County CA Pfa Special Tax Revenue Series 146 FGIC Insured§	1.20	08/15/2015	30,595,000

15,000,000	Southern CA Public Power Authority Power Revenue Palo Verde Project Series C AMBAC Insured§	1.10	07/01/2017	15,000,000

15,400,000	Southern CA Public Power Authority Power Revenue Series A AMBAC Insured§	1.10	07/01/2023	15,400,000

7,620,000	Southern CA Public Power Authority Power Revenue Series B AMBAC Insured§	1.10	07/01/2009	7,620,000

37,635,000	Southern CA Public Power Authority Transmission Project Revenue§	1.10	07/01/2019	37,635,000

6,000,000	Tulare CA Local Health Care District Health Facility Revenue§	1.05	12/01/2032	6,000,000

12,705,000	Turlock CA Irrigation District Cop Capital Improvement Project Societe Generale LOC§	1.20	01/01/2031	12,705,000

3,200,000	Union City CA MFHR Series A Collateralized By FNMA§	1.10	07/15/2029	3,200,000

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$6,790,000	University CA Revenue ADJ Municipal Tr Rcpts Series Sg24§	1.14%	09/01/2014	$6,790,000

6,155,000	University Of California	1.02	06/05/2003	6,155,000

8,000,000	University Of California	1.00	07/21/2003	8,000,000

3,500,000	University Of California	1.00	06/13/2003	3,500,000

5,700,000	University Of California	1.00	08/25/2003	5,700,000

5,000,000	University Of California	1.00	08/18/2003	5,000,000

11,500,000	University Of California	1.00	06/11/2003	11,500,000

3,000,000	University CA Education Facilities Revenue Series 480 MBIA Insured§	1.12	09/01/2022	3,000,000

7,300,000	Vallejo CA HFA MFHR Ddresner Bank Ag LOC§	1.15	01/01/2008	7,300,000

4,800,000	Vallejo CA MFHR Hillside Terrace Apartments – A§	1.15	03/15/2027	4,800,000

1,950,000	Vallejo City CA Union School District Election Of 1997	2.00	08/01/2003	1,955,885

7,075,000	Yucaipa-Calimesa JT University School Certificate Participation§	1.15	07/01/2032	7,075,000

				2,555,373,034

Other – 1.98%

17,995,000	ABN AMRO Munitops Ctfs Tr 1998-20 Munitops Certificates AMBAC Insured§	1.15	07/05/2006	17,995,000

13,176,000	ABN AMRO Munitops Ctfs Tr 1998-25 Munitops Certificates FGIC LOC§	1.15	07/05/2006	13,176,000

17,000,000	ABN AMRO Munitops Ctfs Tr FGIC Insured§^	1.18	05/07/2008	17,000,000

4,600,000	ABN AMRO Munitops Ctfs Tr Series 1999-7 MBIA Insured§	1.15	07/04/2007	4,600,000

				52,771,000

Puerto Rico – 1.12%

2,390,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue MBIA Insured§	1.08	01/01/2019	2,390,000

5,000,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series 2 MBIA Insured§	1.12	07/01/2038	5,000,000

2,000,000	Puerto Rico Commonwealth Infrastructure Financing Authority AMBAC Insured§	1.08	07/01/2007	2,000,000

4,995,000	Puerto Rico Commonwealth Infrastructure Financing Authority Series 86§	1.12	07/01/2015	4,995,000

3,300,000	Puerto Rico Commonwealth Series 477 MBIA Insured§	1.12	07/01/2023	3,300,000

1,195,000	Puerto Rico Pfa Revenue Series 111 AMBAC Insured§	1.12	06/01/2026	1,195,000

6,135,000	Puerto Rico Public Buildings Authority Revenue Series 416 Fsa LOC§	1.12	07/01/2021	6,135,000

2,775,000	Puerto Rico Public Finance Corporation Series 522X MBIA Insured§	1.12	08/01/2022	2,775,000

2,000,000	Puerto Rico Public Finance Corporation AMBAC Insured§	1.08	06/01/2010	2,000,000

				29,790,000

Total Municipal Securities (Cost $2,637,934,034)				2,637,934,034

Total Investments In Securities (Cost $2,637,934,034)*	99.09%	$2,637,934,034

Other Assets And Liabilities	0.91	24,171,465

Total Net Assets	100.00%	$2,662,105,499

ª	Yield to Maturity.
§	These Variable rates securities are subject to a demand feature which reduces the remaining maturity.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income taxes purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligations – 0.26%

$40,000,000	FNMA	5.13%		02/13/2004	$41,275,206

Total Agency Obligations (Cost $41,275,206)					41,275,206

Agency Obligation Discount – 3.01%

75,000,000	FHLMC	1.24	ª	08/14/2003	74,651,250

150,000,000	FNMA	1.23	ª	05/07/2003	149,815,500

200,000,000	FNMA	1.24	ª	06/25/2003	199,414,445

50,000,000	FNMA	1.80		04/01/2003	50,000,000

Total Agency Obligations Discount (Cost $473,881,195)					473,881,195

Agency Obligation Interest – 3.25%

225,000,000	FNMA††	1.72		04/01/2003	225,000,000

200,000,000	K2 (Usa) LLC±	1.31	ª	07/25/2003	199,993,699

88,500,000	K2 (Usa) LLC	1.76		10/17/2003	88,500,000

Total Agency Obligation Interest (Cost $513,493,699)					513,493,699

Certificate Of Deposit – 8.08%

100,000,000	Abbey National Treasury Services PLC	1.40		03/02/2004	100,000,000

100,000,000	Credit AGricole Indosuez	1.37		09/08/2003	100,047,540

100,000,000	Credit AGricole Indosuez	1.30		07/16/2003	100,011,200

200,000,000	Deutsche Bank AG	1.31		07/01/2003	200,000,000

183,000,000	Fifth Third Bank	1.26		07/18/2003	183,000,000

150,000,000	Fifth Third Bank	1.26		08/20/2003	150,000,000

100,000,000	Northern Rock PLC	1.38		04/09/2003	100,000,442

90,000,000	Northern Rock PLC±	1.30		01/16/2004	90,000,000

100,000,000	Svenska Handelsbanken New York	1.40		09/02/2003	100,000,000

150,000,000	Swedbank New York	2.99	ª	04/17/2003	149,999,355

Total Certificate of Deposit Interest (Cost $1,273,058,537)					1,273,058,537

Commercial Paper Discount – 51.79%

90,000,000	Amstel Funding Corporation^	1.33	ª	07/08/2003	89,674,150

108,314,000	Amstel Funding Corporation^	1.32	ª	04/16/2003	108,254,427

125,000,000	Amstel Funding Corporation^	1.31	ª	07/16/2003	124,516,007

140,000,000	Amstel Funding Corporation^	1.20	ª	06/13/2003	139,659,333

50,000,000	Aquinas Funding LLC	1.32	ª	07/17/2003	49,803,834

32,500,000	Banco Bilbao Vizcaya^	1.33	ª	04/03/2003	32,497,599

85,000,000	Banco Bilbao Vizcaya^	1.29	ª	04/11/2003	84,969,542

35,360,000	CC (USA) Incorporated^	1.19	ª	06/10/2003	35,278,181

63,700,000	CC (USA) Incorporated^	1.19	ª	06/11/2003	63,550,500

60,000,000	Charter Corporation^	1.21	ª	06/18/2003	59,842,700

35,000,000	Concord Minuteman Capital Company LLC^	1.32	ª	04/10/2003	34,988,450

87,000,000	Concord Minuteman Capital Company LLC^	1.29	ª	05/12/2003	86,872,183

100,000,000	Concord Minuteman Capital Company LLC^	1.27	ª	04/23/2003	99,922,389

151,178,000	Concord Minuteman Capital Company LLC^	1.29	ª	04/17/2003	151,091,325

100,000,000	Credit Lyonnais Bank	1.32	ª	06/11/2003	99,739,667

200,000,000	Credit Lyonnais Bank	1.29	ª	06/12/2003	199,484,000

63,393,000	Crown Point Capital Company LLC^	1.36	ª	04/02/2003	63,390,605

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper Discount (continued)

$80,640,000	Crown Point Capital Company LLC^	1.29	%ª	04/21/2003	$80,582,208

150,526,000	Crown Point Capital Company LLC^	1.31	ª	04/11/2003	150,471,016

160,000,000	Crown Point Capital Company LLC^	1.30	ª	04/14/2003	159,924,889

10,000,000	Danske Corporation	1.27	ª	04/07/2003	9,997,883

165,000,000	Danske Corporation	1.31	ª	04/07/2003	164,963,975

125,261,000	Delaware Funding Corporation^	1.24	ª	05/16/2003	125,066,845

124,961,000	Edison Asset Securitization LLC^	1.26	ª	06/18/2003	124,619,856

170,000,000	Edison Asset Securitization LLC^	1.24	ª	05/21/2003	169,707,222

200,000,000	Edison Asset Securitization LLC^	1.65	ª	04/02/2003	199,990,833

70,000,000	Eureka Securitization Incorporated^	1.21	ª	06/18/2003	69,816,483

91,350,000	Eureka Securitization Incorporated^	1.26	ª	05/20/2003	91,193,335

80,000,000	Forrestal Funding Master Trust^	1.28	ª	04/29/2003	79,920,356

250,000,000	Forrestal Funding Master Trust^	1.25	ª	04/28/2003	249,765,625

48,500,000	Fountain Square Commercial Funding^	1.22	ª	04/08/2003	48,488,495

45,000,000	Grampian Funding Limited^	1.30	ª	06/17/2003	44,874,875

89,500,000	Grampian Funding Limited^	1.32	ª	05/14/2003	89,358,889

165,000,000	Grampian Funding Limited^	1.27	ª	08/12/2003	164,225,829

65,000,000	HBOS Treasury Services	1.28	ª	04/30/2003	64,932,978

152,373,000	Halogen Capital Company LLC^	1.27	ª	05/08/2003	152,174,111

30,097,000	Holdenby Capital Company LLC^	1.29	ª	05/02/2003	30,063,567

49,726,000	Holdenby Capital Company LLC^	1.34	ª	04/10/2003	49,709,342

55,377,000	Holdenby Capital Company LLC^	1.26	ª	06/19/2003	55,223,883

100,000,000	Intrepid Funding Master Trust^	1.28	ª	04/15/2003	99,950,222

90,000,000	Irish Life & Permanent PLC^	1.28	ª	05/07/2003	89,884,800

100,000,000	Irish Life & Permanent PLC^	1.28	ª	04/04/2003	99,989,333

100,000,000	Irish Life & Permanent PLC^	1.26	ª	05/13/2003	99,853,000

43,545,000	Ivory Funding Corporation^	1.23	ª	04/09/2003	43,533,098

45,000,000	Ivory Funding Corporation^	1.27	ª	07/23/2003	44,820,613

200,000,000	KBC Financial Products International Limited^	1.28	ª	04/23/2003	199,843,556

13,073,000	Lexington Parker Capital Corporation LLC^	1.31	ª	06/16/2003	13,036,846

35,000,000	Lexington Parker Capital Corporation LLC^	1.30	ª	04/25/2003	34,969,667

75,492,000	Lexington Parker Capital Corporation LLC^	1.27	ª	07/25/2003	75,185,733

149,187,000	Lexington Parker Capital Corporation LLC^	1.25	ª	07/17/2003	148,632,729

157,000,000	Lexington Parker Capital Corporation LLC^	1.21	ª	06/10/2003	156,630,614

50,000,000	Liquid Funding Limited^	1.24	ª	04/10/2003	49,984,500

50,000,000	Moat Funding LLC^	1.27	ª	07/22/2003	49,802,445

100,000,000	Moat Funding LLC	1.30	ª	06/25/2003	99,693,056

100,000,000	Moat Funding LLC^	1.28	ª	05/09/2003	99,864,889

200,000,000	Moat Funding LLC	1.67	ª	04/07/2003	199,944,333

155,000,000	Morgan Stanley & Company Incorporated	1.29	ª	05/12/2003	154,772,279

12,000,000	Moriarity Limited^	1.28	ª	04/29/2003	11,988,100

49,650,000	National Bank Of New Zealand^	1.27	ª	04/17/2003	49,621,975

95,000,000	National Bank Of New Zealand^	1.27	ª	05/07/2003	94,879,350

49,249,000	Neptune Funding Corporation^	1.30	ª	08/01/2003	49,032,031

52,722,000	Neptune Funding Corporation^	1.32	ª	06/03/2003	52,600,212

83,420,000	Neptune Funding Corporation^	1.26	ª	06/26/2003	83,168,906

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper Discount (continued)

$8,000,000	Ness LLC^	1.28	%ª	06/11/2003	$7,979,804

13,000,000	Ness LLC^	1.31	ª	07/10/2003	12,952,695

44,254,000	Ness LLC^	1.31	ª	07/02/2003	44,105,848

90,308,000	Ness LLC^	1.30	ª	04/15/2003	90,262,344

12,000,000	Old Line Funding Corporation^	1.28	ª	04/21/2003	11,991,500

145,329,000	Park Avenue Receivables Corporation^	1.24	ª	05/19/2003	145,088,723

6,000,000	Pennine Funding LLC^	1.28	ª	06/26/2003	5,981,653

100,000,000	Pennine Funding LLC^	1.21	ª	05/20/2003	99,835,306

175,000,000	Pennine Funding LLC^	1.27	ª	06/18/2003	174,518,458

158,240,000	Perry III Funding Corporation^	1.28	ª	05/22/2003	157,953,058

42,199,000	Perry Global Funding Limited^	1.26	ª	05/09/2003	42,143,098

85,207,000	Perry Global Funding Limited^	1.30	ª	07/17/2003	84,877,771

111,748,000	Perry Global Funding Limited^	1.31	ª	07/09/2003	111,345,428

191,868,000	Perry Global Funding Limited^	1.31	ª	07/10/2003	191,169,814

75,000,000	Prudential PLC^	1.27	ª	08/26/2003	74,611,063

77,000,000	Prudential PLC^	1.27	ª	08/26/2003	76,600,691

100,000,000	Shell Finance (Netherlands)	1.76	ª	04/16/2003	99,926,458

100,000,000	Shell Finance (Uk)^	1.28	ª	07/25/2003	99,591,112

66,000,000	Spintab AB^	1.27	ª	05/13/2003	65,902,595

70,000,000	Spintab AB	1.26	ª	05/07/2003	69,911,800

150,000,000	Spintab AB	1.30	ª	05/13/2003	149,772,500

100,000,000	Thames Asset Global Securitization Incorporated^	1.26	ª	04/22/2003	99,926,500

195,227,000	Tulip Funding Corporation^	1.28	ª	04/23/2003	195,074,289

18,417,000	White Pine Finance LLC^	1.82	ª	04/23/2003	18,396,516

35,108,000	White Pine Finance LLC^	1.21	ª	06/11/2003	35,024,219

Total Commercial Paper Discount (Cost $8,165,232,917)					8,165,232,917

Corporate Bonds – 3.92%

90,000,000	Associates Corporation Of North America±	1.36		06/26/2003	90,000,000

17,970,000	Bear Stearns & Company Incorporated	6.63		01/15/2004	18,657,586

10,000,000	Bear Stearns & Company Incorporated	6.15		03/02/2004	10,424,970

25,000,000	Grand Metro Investment Corporation††	1.58		01/06/2004	24,697,263

15,000,000	Lehman Brothers Holdings Incorporated	7.13		09/15/2003	15,360,075

110,000,000	Mcdonald’s Corporation±^	4.60		03/07/2004	113,312,358

160,000,000	Restructured Asset Securities Enhanced Returns Series 2002-7-Mm±^	1.43		04/26/2004	160,000,000

100,000,000	Strategic Money Market Trust Series 2002-H±^	1.32		09/23/2003	100,000,000

85,000,000	Strategic Money Market Trust Series 2002-M±^	1.29		12/15/2003	85,000,000

Total Corporate Bonds (Cost $617,452,252)					617,452,252

Funding Agreement – 3.81%

50,000,000	GE Life & Annuity Assurance Company±	1.38		07/01/2003	50,000,000

50,000,000	GE Life & Annuity Assurance Company±	1.34		07/01/2003	50,000,000

100,000,000	GE Life & Annuity Assurance Company±	1.40		11/07/2003	100,000,000

100,000,000	GE Life & Annuity Assurance Company±	1.39		12/26/2003	100,000,000

200,000,000	Security Life Of Denver	1.36		06/26/2003	200,000,000

100,000,000	Western & Southern Life Insurance Company±	1.34		10/01/2003	100,000,000

Total Funding Agreement (Cost $600,000,000)					600,000,000

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Medium Term Notes – 13.33%

$85,000,000	American Express Centurion Bank±	1.30%		12/23/2003	$85,000,000

165,000,000	Bear Stearns & Company Incorporated±	1.38		04/03/2003	165,000,000

85,000,000	Belford U.S. Capital Company	3.02		04/15/2003	85,000,000

50,000,000	Belford U.S. Capital Company±^	1.27		05/16/2003	50,000,000

59,000,000	Belford U.S. Capital Company±^	1.33		03/08/2004	59,000,000

75,000,000	CC (USA) Incorporated^	2.54		06/23/2003	75,000,000

125,000,000	Commonwealth Bank Of Australia±	1.34		10/30/2003	125,051,151

150,000,000	Dorada Finance Incorporated±^	1.00	ª	03/17/2004	149,985,615

100,000,000	Eureka Emtn Funding PLC±	1.25		04/15/2003	100,000,000

50,000,000	K2 (USA) LLC	2.75		06/16/2003	50,000,000

105,000,000	Liberty Lighthouse U.S. Capital Company LLC±^	1.27	ª	05/15/2003	104,999,669

50,000,000	Liberty Lighthouse U.S. Capital Company LLC±^	1.29		05/23/2003	50,000,000

40,000,000	Liberty Lighthouse U.S. Capital Company LLC±^	1.26	ª	09/24/2003	39,998,073

75,000,000	Liberty Lighthouse U.S. Capital Company LLC±^	1.28		03/12/2004	75,000,000

50,000,000	Links Finance LLC	2.56		06/23/2003	50,000,000

53,000,000	Links Finance LLC	2.00		10/10/2003	53,000,000

125,000,000	M&I Marshall & Ilsley Bank	5.26		12/15/2003	128,081,154

233,000,000	Merrill Lynch & Company Incorporated±	1.31		05/30/2003	233,000,000

38,571,429	Premium Asset Trust Series 2002-5±^	1.40		05/08/2003	38,571,429

130,000,000	Premium Asset Trust Series 2003-1±^	1.39		02/27/2004	130,000,000

100,000,000	Spintab AB±	1.34		10/30/2003	100,017,791

50,000,000	Spintab AB±	1.34		11/28/2003	50,009,124

75,000,000	White Pine Finance LLC±^	1.25		06/20/2003	75,000,000

30,000,000	White Pine Finance LLC±^	1.29	ª	07/25/2003	29,999,150

Total Medium Term Notes (Cost $2,101,713,156)					2,101,713,156

Promissory Note – 1.01%

160,000,000	Goldman Sachs Group Incorporated±	1.39		07/29/2003	160,000,000

Total Promissory Note (Cost $160,000,000)					160,000,000

Repurchase Agreements – 7.40%

305,105,720	Bear Stearns & Company Incorporated	1.38		04/01/2003	305,105,720

351,501,722	Goldman Sachs & Company Incorporated	1.42		04/01/2003	351,501,721

317,000,000	Morgan Stanley & Company Incorporated	1.47		04/01/2003	317,000,000

2,775,000	UBS Warburg LLC	1.37		04/01/2003	2,775,000

189,900,000	UBS Warburg LLC	1.40		04/01/2003	189,900,000

Total Repurchase Agreement (Cost $1,166,282,441)					1,166,282,441

Sovereign Debt – 0.21%

33,100,000	Republic Of Italy	5.00		11/20/2003	33,717,262

Total Sovereign Debt (Cost $33,717,262)					33,717,262

Time Deposits – 3.87%

56,900,000	Bank Of Ireland	1.38		04/01/2003	56,900,000

406,000,000	Banque Bruxelles Lambert	1.44		04/01/2003	406,000,000

147,000,000	Societe Generale Montreal Canada	1.48		04/01/2003	147,000,000

Total Time Deposits (Cost $609,900,000)					609,900,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Variable Rate Demand Note – 0.05%

$1,120,000	Kalamazoo Funding Company LLC§	1.40%	12/15/2026	$1,120,000

705,000	Kalamazoo Funding Company LLC§	1.40	12/15/2026	705,000

1,310,000	Kalamazoo Funding Company LLC§	1.40	12/15/2026	1,310,000

1,460,000	Kalamazoo Funding Company LLC§	1.40	12/15/2026	1,460,000

560,000	Kalamazoo Funding Company LLC§	1.40	12/15/2026	560,000

655,000	Kalamazoo Funding Company LLC§	1.38	12/15/2026	655,000

1,735,000	Kalamazoo Funding Company LLC§	1.40	12/15/2026	1,735,000

Total Variable Rate Demand Note (Cost $7,545,000)				7,545,000

Total Investment In Securities (Cost $15,763,551,665)*	99.99%	$15,763,551,665

Other Assets and Liabilities, Net	0.01	2,341,364

Total Net Assets	100.00%	$15,765,893,029

ª	Yield to Maturity
±	Variable Rate Securities
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity
††	Zero coupon bond. Interest rate presented is Yield to Maturity
^	Securities that may be resold to "Qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
*	Cost for federal income taxes purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligations – 20.75%

Federal Farm Credit Bank – 2.23%

$990,000	Federal Farm Credit Bank	3.13%		10/01/2003	$996,815

5,000,000	Federal Farm Credit Bank	1.20	ª	04/07/2004	4,997,665

5,000,000	Federal Farm Credit Bank	1.24	ª	06/02/2004	4,999,706

					10,994,186

Federal Home Loan Bank – 6.99%

6,545,000	FHLB	6.38		11/14/2003	6,748,683

5,250,000	FHLB	4.50		07/07/2003	5,294,621

3,525,000	FHLB	2.50		11/14/2003	3,548,658

2,000,000	FHLB	2.00		07/10/2003	2,001,519

1,000,000	FHLB	2.00		11/21/2003	1,000,000

5,000,000	FHLB	1.17	ª	05/27/2004	4,997,678

5,000,000	FHLB	1.24	ª	07/14/2004	4,998,710

800,000	FHLB	5.60		09/02/2003	813,159

5,000,000	FHLB	5.13		09/15/2003	5,087,838

					34,490,866

Federal Home Loan Mortgage Corporation – 3.60%

3,000,000	Federal Home Loan Mortgage Corporation	6.38		11/15/2003	3,094,066

4,170,000	FHLMC	3.05		11/28/2003	4,216,373

2,425,000	FHLMC	5.96		08/13/2003	2,467,020

1,805,000	FHLMC	5.75		07/15/2003	1,825,491

1,982,000	FHLMC	4.50		06/15/2003	1,995,020

4,111,000	FHLMC	3.50		09/15/2003	4,150,734

					17,748,704

Federal National Mortgage Association – 7.93%

6,473,000	FNMA	4.75		11/14/2003	6,609,512

3,000,000	FNMA	4.00		08/15/2003	3,029,229

1,000,000	FNMA	1.15	ª	01/20/2004	999,658

8,500,000	FNMA	1.17	ª	03/11/2004	8,497,843

10,000,000	FNMA	1.21	ª	07/30/2004	9,996,659

10,000,000	FNMA	1.20	ª	02/13/2004	9,997,350

					39,130,251

Total Agency Obligations (Cost $102,364,007)					102,364,007

Agency Obligation Discount – 36.10%

Federal Farm Credit Bank – 0.40%

2,000,000	Federal Farm Credit Bank	1.43	ª	05/05/2003	1,997,299

					1,997,299

Federal Home Loan Bank – 8.63%

20,000,000	FHLB	1.24	ª	04/30/2003	19,980,344

10,000,000	FHLB	1.21	ª	04/02/2003	9,999,664

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Federal Home Loan Bank (continued)

$6,632,000	FHLB	1.24	%ª	05/23/2003	$6,620,122

6,000,000	FHLB	1.27	ª	06/25/2003	5,982,009

					42,582,139

Federal Home Loan Mortgage Corporation – 10.35%

10,000,000	FHLMC	1.23	ª	05/08/2003	9,987,410

9,359,000	FHLMC	1.23	ª	07/17/2003	9,324,785

9,000,000	FHLMC	1.23	ª	07/16/2003	8,967,405

10,000,000	FHLMC	1.23	ª	05/08/2003	9,987,358

10,000,000	FHLMC	1.23	ª	04/10/2003	9,996,913

1,800,000	FHLMC	1.76	ª	05/22/2003	1,796,813

1,000,000	FHLMC††	1.81		05/22/2003	997,507

					51,058,191

Federal National Mortgage Association – 16.72%

13,441,000	FNMA	1.24	ª	08/06/2003	13,382,440

19,876,000	FNMA	1.24	ª	08/20/2003	19,779,858

3,100,000	FNMA	1.27	ª	04/09/2003	3,099,125

7,500,000	FNMA	1.28	ª	04/15/2003	7,496,267

6,125,000	FNMA††	1.29		04/09/2003	6,123,258

8,505,000	FNMA	1.23	ª	05/02/2003	8,495,955

4,500,000	FNMA	1.24	ª	05/08/2003	4,494,265

7,039,000	FNMA	1.24	ª	05/14/2003	7,028,575

5,000,000	FNMA	1.48	ª	05/30/2003	4,987,873

6,015,000	FNMA	1.25	ª	07/02/2003	5,995,786

1,500,000	FNMA	1.80	ª	04/01/2003	1,500,000

					82,383,402

Total Agency Obligation Discount (Cost $178,021,031)					178,021,031

Agency Obligation Interest – 12.81%

Federal Farm Credit Bank – 1.23%

1,000,000	Federal Farm Credit Bank	6.23		06/30/2003	1,012,024

400,000	Federal Farm Credit Bank	4.38		05/01/2003	400,828

1,000,000	Federal Farm Credit Bank	4.38		05/01/2003	1,002,497

3,000,000	Federal Farm Credit Bank	2.25		06/26/2003	3,003,356

650,000	Federal Farm Credit Bank	5.85		05/15/2003	653,177

					6,071,882

Federal Home Loan Bank – 8.08%

12,805,000	FHLB	2.38		06/13/2003	12,834,515

5,000,000	FHLB	1.63		08/12/2003	5,007,088

5,000,000	FHLB	2.57		04/25/2003	5,004,505

5,850,000	FHLB	1.38		12/19/2003	5,854,349

1,000,000	FHLB	7.25		05/15/2003	1,007,220

2,230,000	FHLB	4.50		04/25/2003	2,234,633

300,000	FHLB	2.60		04/08/2003	300,053

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Bank (continued)

$5,000,000	FHLB	2.01%	06/26/2003	$5,007,525

1,375,000	FHLB	5.76	06/05/2003	1,385,656

1,200,000	FHLB	5.79	04/23/2003	1,202,942

				39,838,486

Federal Home Loan Mortgage Corporation – 2.68%

2,410,000	FHLMC	7.38	05/15/2003	2,427,538

2,160,000	FHLMC	7.38	05/15/2003	2,174,425

2,000,000	FHLMC	7.38	05/15/2003	2,014,579

2,100,000	FHLMC	7.38	05/15/2003	2,115,854

1,743,000	FHLMC	4.50	06/15/2003	1,754,289

2,700,000	FHLMC	4.63	05/15/2003	2,709,396

				13,196,081

Federal National Mortgage Association – 0.82%

1,000,000	FNMA	5.75	04/15/2003	1,001,778

2,000,000	FNMA	5.75	04/15/2003	2,003,382

944,000	FNMA	4.63	05/15/2003	947,284

100,000	FNMA	6.13	05/19/2003	100,584

				4,053,028

Total Agency Obligation Interest (Cost $63,159,477)				63,159,477

Repurchase Agreements – 30.22%

49,033,000	Ubs Warburg	1.38	04/01/2003	49,033,000

50,000,000	Bear Stearns & Company Incorporated	1.38	04/01/2003	50,000,000

50,000,000	Credit Suisse First Boston	1.37	04/01/2003	50,000,000

Total Repurchase Agreement (Cost $149,033,000)				149,033,000

Total Investments in Securities (Cost $492,577,514)*	99.88%	$492,577,514

Other Assets and Liabilities, Net	0.12	595,583

Total Net Asset	100.00%	$493,173,097

ª	Yield to Maturity.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligations – 34.74%

Federal Farm Credit Bank – 9.04%

$7,500,000	Federal Farm Credit Bank	4.25%		07/01/2003	$7,554,422

12,000,000	Federal Farm Credit Bank	3.13		10/01/2003	12,082,603

50,000,000	Federal Farm Credit Bank	1.23	ª	07/10/2003	49,998,176

95,000,000	Federal Farm Credit Bank	1.22	ª	04/07/2004	94,955,625

95,000,000	Federal Farm Credit Bank	1.25	ª	06/02/2004	94,994,406

100,000,000	Federal Farm Credit Bank	1.22	ª	06/10/2004	99,976,132

100,000,000	Federal Farm Credit Bank	1.24		07/16/2004	100,000,000

					459,561,364

Federal Home Loan Bank – 12.68%

39,340,000	FHLB	6.88		08/15/2003	40,122,622

50,000,000	FHLB	1.20	ª	04/21/2003	49,998,500

69,400,000	FHLB	1.24	ª	12/29/2003	69,376,462

24,000,000	FHLB	2.00		11/21/2003	24,000,000

120,000,000	FHLB	1.17	ª	05/27/2004	119,944,268

50,000,000	FHLB	1.54		02/06/2004	50,000,000

120,000,000	FHLB	1.24	ª	07/14/2004	119,969,042

100,000,000	FHLB	1.22	ª	08/11/2004	99,972,737

69,945,000	FHLB	5.13		09/15/2003	71,151,450

					644,535,081

Federal Home Loan Mortgage Corporation – 4.54%

50,000,000	FHLMC	1.22	ª	07/08/2003	49,996,144

20,000,000	FHLMC	1.18	ª	08/05/2003	19,997,591

36,083,000	FHLMC	1.25	ª	09/04/2003	36,076,109

27,916,000	FHLMC	6.38		11/15/2003	28,778,517

44,990,000	FHLMC	5.25		02/15/2004	46,531,532

49,000,000	FHLMC	3.50		09/15/2003	49,456,145

					230,836,038

Federal National Mortgage Association – 8.48%

50,000,000	FNMA	3.13		11/15/2003	50,563,176

125,000,000	FNMA	1.18	ª	06/09/2003	124,986,708

74,000,000	FNMA	1.21	ª	01/20/2004	73,974,646

55,979,000	FNMA	4.75		11/14/2003	57,157,355

40,000,000	FNMA	5.13		02/13/2004	41,293,420

32,714,000	FNMA	4.00		08/15/2003	32,990,470

50,000,000	FNMA	1.17	ª	05/05/2003	49,996,395

					430,962,170

Total Agency Obligation (Cost $1,765,894,653)					1,765,894,653

Agency Obligations Float Rate – 1.97%

100,000,000	FNMA	1.21	ª	07/30/2004	99,966,593

Total Agency Obligation Float Rate (Cost $99,966,593)					99,966,593

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligation Discount – 31.50%

Federal Farm Credit Bank – 3.91%

$25,000,000	Federal Farm Credit Bank	1.23	%ª	12/15/2003	$24,779,625

18,000,000	Federal Farm Credit Bank	1.22	ª	12/15/2003	17,842,620

45,000,000	Federal Farm Credit Bank	1.43	ª	05/05/2003	44,939,225

20,000,000	Federal Farm Credit Bank	1.69	ª	07/21/2003	19,895,784

15,000,000	Federal Farm Credit Bank	1.26	ª	07/29/2003	14,937,525

7,310,000	Federal Farm Credit Bank	1.26	ª	08/01/2003	7,278,786

19,500,000	Federal Farm Credit Bank	1.08	ª	09/15/2003	19,402,305

25,000,000	Federal Farm Credit Bank	1.07	ª	09/15/2003	24,875,910

25,000,000	Federal Farm Credit Bank	1.16	ª	12/19/2003	24,788,944

					198,740,724

Federal Home Loan Bank – 4.91%

24,900,000	FHLB	1.21	ª	04/02/2003	24,899,163

49,700,000	FHLB	1.24	ª	04/04/2003	49,694,864

75,000,000	FHLB	1.24	ª	04/09/2003	74,979,333

50,000,000	FHLB	1.25	ª	04/11/2003	49,982,639

50,000,000	FHLB††	1.19		04/30/2003	49,950,056

					249,506,055

Federal Home Loan Mortgage Corporation – 10.05%

25,000,000	FHLMC	1.76	ª	05/22/2003	24,937,667

24,000,000	FHLMC	1.76	ª	05/22/2003	23,940,160

75,000,000	FHLMC	1.25	ª	04/10/2003	74,976,563

75,000,000	FHLMC	2.42	ª	04/24/2003	74,884,042

19,000,000	FHLMC	1.76	ª	05/22/2003	18,966,489

28,639,000	FHLMC	1.27	ª	06/02/2003	28,576,360

22,250,000	FHLMC	1.27	ª	06/19/2003	22,187,991

23,463,000	FHLMC	1.75	ª	08/14/2003	23,309,024

45,000,000	FHLMC	1.34	ª	08/25/2003	44,755,450

50,000,000	FHLMC	1.08	ª	09/22/2003	49,739,000

25,000,000	FHLMC	1.49	ª	10/27/2003	24,783,744

75,000,000	FHLMC††	1.23		05/29/2003	74,851,375

25,000,000	FHLMC††	1.24		09/02/2003	24,868,458

					510,776,323

Federal National Mortgage Association – 12.63%

36,791,472	FNMA	1.25	ª	06/02/2003	36,712,268

100,000,000	FNMA	1.23	ª	05/07/2003	99,877,000

100,000,000	FNMA	1.20	ª	07/01/2003	99,696,667

20,000,000	FNMA	1.28	ª	04/09/2003	19,994,311

14,000,000	FNMA	1.24	ª	05/02/2003	13,985,051

14,250,000	FNMA	1.24	ª	05/21/2003	14,225,360

45,000,000	FNMA	1.25	ª	07/02/2003	44,856,250

15,000,000	FNMA	1.16	ª	06/02/2003	14,970,033

40,620,000	FNMA	1.24	ª	07/01/2003	40,492,679

44,000,000	FNMA	1.80		04/01/2003	44,000,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Federal National Mortgage Association (continued)

$9,000,000	FNMA	1.68	%ª	07/01/2003	$8,961,780

15,300,000	FNMA	1.32		04/01/2003	15,300,000

35,000,000	FNMA	1.32		04/01/2003	35,000,000

12,368,000	FNMA	1.30	ª	07/01/2003	12,327,358

55,000,000	FNMA	1.25	ª	07/01/2003	54,826,215

49,917,000	FNMA††	1.23		10/17/2003	49,580,365

20,500,000	FNMA	1.28	ª	01/02/2004	20,298,827

17,296,000	FNMA	1.23	ª	06/01/2003	17,264,089

					642,368,253

Total Agency Obligation Discount (Cost $1,601,391,355)					1,601,391,355

Agency Obligation Interest – 7.51%

Federal Farm Credit Bank – 0.93%

47,000,000	Federal Farm Credit Bank	2.25		06/26/2003	47,052,579

Federal Home Loan Bank – 1.52%

10,000,000	FHLB	4.50		05/15/2003	10,029,015

42,000,000	FHLB	2.01		06/26/2003	42,063,210

25,000,000	FHLB	1.70		06/11/2003	25,000,000

					77,092,225

Federal Home Loan Mortgage Corporation – 2.46%

10,000,000	FHLMC	7.38		05/15/2003	10,057,103

16,000,000	FHLMC	7.38		05/15/2003	16,108,229

9,500,000	FHLMC	4.50		06/15/2003	9,562,034

20,000,000	FHLMC	4.50		06/15/2003	20,132,140

24,000,000	FHLMC	7.38		05/15/2003	24,130,924

10,000,000	FHLMC	4.50		06/15/2003	10,057,352

35,000,000	FHLMC Reference Note	7.38		05/15/2003	35,256,063

					125,303,845

Federal National Mortgage Association – 2.33%

5,000,000	FNMA	5.75		04/15/2003	5,005,981

25,000,000	FNMA	5.75		04/15/2003	25,038,374

25,000,000	FNMA	5.75		04/15/2003	25,038,448

20,000,000	FNMA	5.75		04/15/2003	20,031,314

32,289,000	FNMA	4.75		11/14/2003	32,979,132

10,465,000	FNMA	5.75		04/15/2003	10,478,389

					118,571,638

Government Trust Certificates – 0.27%

13,605,000	Government Trust Certificates††	1.71		05/15/2003	13,577,093

Total Agency Obligation Interest (Cost $381,597,380)					381,597,380

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Repurchase Agreements – 27.94%

$560,981,766	Credit Suisse First Boston	1.37%		04/01/2003	$560,981,766

496,285,660	Bear Stearns & Company Incorporated	1.38		04/01/2003	496,285,660

137,225,000	UBS Warburg	1.37		04/01/2003	137,225,000

225,967,000	UBS Warburg	1.38		04/01/2003	225,967,000

Total Repurchase Agreement (Cost $1,420,459,426)					1,420,459,426

Treasury Bills – 0.80%

40,677,000	U.S. Treasury Bills	1.14	ª	04/17/2003	40,656,436

Total U.S. Treasury Bills (Cost $40,656,436)					40,656,436

Total Investments In Securities (Cost $5,309,965,843)*	104.46%	$5,309,965,843

Other Assets And Liabilities, Net	(4.46)	(226,720,688)

Total Net Assets	100.00%	$5,083,245,155

ª	Yield to Maturity.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Alabama – 1.41%

$5,195,000	Alabama Water Pollution Control Authority Series Ii-R-115 PCR AMBAC Insured§	1.23%	08/15/2010	$5,195,000

6,500,000	Birmingham Medical Center East Alabama Special Care Facilities Finance Authority§	1.22	07/01/2012	6,500,000

5,000,000	Decatur Industry DEV BRD	1.07	04/02/2003	5,000,000

4,895,000	Montgomery Al Bmc Special Care Facilities Authority Revenue Series 435 MBIA Insured§	1.21	11/15/2029	4,895,000

				21,590,000

Alaska – 0.51%

3,395,000	Alaska St Housing Finance Corporation Floater Pa 1057§	1.21	06/01/2026	3,395,000

1,575,000	Alaska St Housing Finance Corporation Housing Revenue Series Bb†§	1.30	06/01/2007	1,575,000

2,800,000	Valdez Alaska Marine Term Rev Marine Terminal Revenue Refunding Bonds 1993 Series C§	1.10	12/01/2033	2,800,000

				7,770,000

Arizona – 2.06%

13,800,000	Arizona School District Tax ANTC	2.00	07/31/2003	13,827,121

5,400,000	Arizona School District Tax ANTC	2.00	07/31/2003	5,409,007

2,000,000	Arizona St Pwr Auth Pwr Res Rev Ref-Hoover Uprating Project§	5.38	10/01/2013	2,082,286

3,640,000	Maricopa County AZ – Pt 1312 Development Authority Of Series Pt-1312§	1.26	09/01/2005	3,640,000

2,715,000	Maricopa County AZ IDRA Las Gardenias Multifamily Housing Revenue Refunding Bonds Series 2000 A§	1.20	04/15/2033	2,715,000

2,300,000	Maricopa County AZ Industrial Development Revenue MFHR Villas Solanas Apartments Project Series A Bank Of Cherry Creek NA LOC§	1.20	11/15/2032	2,300,000

1,515,000	Salt River Project Arizona Agric Impt & Pwr Dist Elec Sys Rev	6.50	01/01/2004	1,575,286

				31,548,700

Arkansas – 0.20%

2,985,000	Arkansas State Development Finance Authority SFMR Series Ii Collateralized By GNMA/FNMA§	1.27	07/01/2033	2,985,000

California – 3.32%

2,800,000	California HEFA Student Loan Revenue Series A State Street Bank & Trust CA LOC§	1.80	07/01/2005	2,800,000

9,700,000	California Housing Finance Agency Revenue Var-Amt-Home§	1.13	02/01/2031	9,700,000

4,100,000	Eagle CA Tax Exempt§	1.23	08/15/2021	4,100,000

8,000,000	Eagle CCA Tax Exempt§	1.23	07/01/2019	8,000,000

5,125,000	Eagle Tax Exempt§	1.23	02/01/2019	5,125,000

18,025,000	Eagle Tax Exempt§	1.23	11/15/2025	18,025,000

2,935,000	IBM Tax Exempt Grantor Trust§	1.35	09/01/2007	2,935,000

				50,685,000

Colorado – 2.60%

2,015,000	Colorado Department Of Transportation Revenue Putters Series 249Z§	1.25	06/15/2014	2,015,000

2,000,000	Colorado Housing & Financial Authority Amt Multifamily PJ B3 Class I§	1.25	10/01/2035	2,000,000

3,000,000	Colorado St Gen Fd Rev	3.00	06/27/2003	3,010,701

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Colorado (continued)

$18,000,000	Fitzsimons Redev Auth Colo Rev§	1.20%	01/01/2025	$18,000,000

7,800,000	Pitkin County Co Industrial Development Revenue Aspent Skiing Project Series A First National Bank Chicago LOC§	1.15	04/01/2016	7,800,000

6,843,000	US Bancorp Piper USB3/01/10§^	1.29	03/01/2010	6,843,000

				39,668,701

Connecticut – 0.34%

5,200,000	State Of Connecticut Health And Education Facilities Authority Revenue Bonds Yale University Series X-3§	1.13	07/01/2037	5,200,000

District Of Columbia – 0.14%

2,100,000	District Of Columbia Floats Pa 568 FSA Insured§	1.22	06/01/2007	2,100,000

Florida – 2.53%

14,000,000	Alachua County Health Facility Authority Variable Rate Bond University Of Florida Project Series 2002A§	1.15	10/01/2032	14,000,000

1,425,000	Escambia County FL Housing Finance Authority§	2.20	10/01/2033	1,425,000

800,000	Escambia County FL JFA SFMR MBIA/FHA/VA Insured§	1.26	10/01/2031	800,000

1,795,000	Florida HFA MFHR Series I Collateralized By FHLMC§	1.09	12/01/2005	1,795,000

9,000,000	Florida St Board Of Education§	1.23	07/01/2019	9,000,000

1,175,000	Florida State GO Floater Certificates Series 117§	1.21	07/01/2027	1,175,000

5,000,000	Orange County FL IDA IDR Central Florida YMCA Project Series A Bank Of America NA LOC§	1.20	05/01/2027	5,000,000

5,500,000	Palm Beach County FL Zoological Society Incorporated Project Northern Trust Company LOC§	1.20	05/01/2031	5,500,000

				38,695,000

Georgia – 6.48%

4,270,000	Atlanta GA Arpt Rev§	1.23	01/01/2030	4,270,000

1,500,000	Buford GA Housing Authority MFHR Series 1172§	1.32	09/01/2025	1,500,000

5,300,000	Clayton County GA DEV Auth Indl DEV Rev§	1.25	09/01/2009	5,300,000

10,500,000	Cobb County GA	1.50	12/31/2003	10,535,700

900,000	Fulton County Georgia, Residential Care Facilities§	1.15	01/01/2018	900,000

4,400,000	Gainesville & Hall County GA Development Authority Individual Exempt Facilities Revenue – Spout Springs Water LLC Project§	1.25	04/01/2027	4,400,000

7,700,000	Georgia Local Government Ctfs Partn§	1.25	06/01/2028	7,700,000

20,070,000	Georgia Municipal Gas Authority Gas Revenue Gas Portfolio II Project C§	1.20	01/01/2008	20,070,000

21,700,000	Gwinnett County GA DEV Auth Rev§	1.10	09/01/2031	21,700,000

22,500,000	Gwinnett County GA School District	2.00	12/29/2003	22,649,578

				99,025,278

Hawaii – 0.46%

7,000,000	Honolulu Hi City & County§	1.30	12/01/2008	7,000,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Illinois – 7.44%

$5,000,000	Chicago Il Board Of Education§	1.25%	06/01/2021	$5,000,000

6,050,000	Chicago Il Board Of Education Education Facilities Revenue AMBAC Insured§	1.23	12/01/2022	6,050,000

1,500,000	Chicago Il Economic Development Revenue Var-Crane Carton Co Project§	1.30	06/01/2012	1,500,000

100,000	Chicago Il Sales Tex Revenue Series Sg131 FGIC Insured§	1.21	01/01/2027	100,000

3,747,000	Cook County Il GO Series 458 FGIC Insured§	1.21	11/15/2028	3,747,000

3,000,000	Cook County Il High Sd No.205 GO Bonds	2.60	12/01/2003	3,024,801

3,000,000	Detroit Mich Sew Disp Rev§	5.70	07/01/2023	3,096,711

700,000	Elgin Il IDR Nelson Graphic Incorporated Project Lasalle Bank NA LOC§	1.25	12/01/2028	700,000

900,000	Illinois Development Finance Authority Development Revenue Revcor Incorporated Project Lasalle National Bank LOC§	1.25	06/01/2008	900,000

5,145,000	Illinois Development Finance Authority Education Revenue Christian Heritage Academy US Bank NA LOC§	1.20	12/01/2021	5,145,000

5,000,000	Illinois Educational Facilities Authority Revenues St Xavier University Project Series A§	1.17	10/01/2032	5,000,000

2,425,000	Illinois Health Facilities Authority Health Care Revenue Series 166 AMBAC Insured§	1.65	02/15/2024	2,425,000

3,600,000	Illinois Health Facilities Authority Revenue§	1.15	08/01/2015	3,600,000

3,200,000	Illinois Health Facilities Health Revenue§	5.50	10/01/2019	3,331,195

2,900,000	Illinois Hffa Revenue Memorial Medical Center Series C Kredietbank NV LOC§	1.15	01/01/2016	2,900,000

2,700,000	Illinois Hffa Revenue Northwestern Memorial Hospital Project Northern Trustcompany LOC§	1.15	08/15/2025	2,700,000

12,000,000	Illinois Hffa Revenue Northwestern Memorial Hospital Series C§	1.15	08/15/2032	12,000,000

15,100,000	Illinois Hffa Revenue Silver Cross Hospital & Medical Center Series A§	1.22	08/15/2026	15,100,000

7,600,000	Illinois Housing Development Authority Multifamily Revenue Lakeshore Plaza Series A§	1.15	07/01/2027	7,600,000

1,000,000	Illinois State Sales Tax Revenue§	1.21	06/15/2019	1,000,000

5,530,000	Illinois State Var Ctfs-Ser G§	1.23	05/01/2015	5,530,000

2,000,000	Kankakee Ill SWR Rev§	7.00	05/01/2016	2,049,718

6,800,000	Lombard Il IDR 2500 Highland Avenue Mid American Federal Savings & Loan LOC§	1.55	12/01/2006	6,800,000

6,000,000	Orland Hills Illinois MFHR Series A Lasalle National Bank LOC§	1.15	12/01/2004	6,000,000

1,200,000	Schaumberg Il MFHR Windsong Apartments Project Lasalle National Bank LOC§	1.17	02/01/2024	1,200,000

3,250,000	Warren County Il Individual Project Revenue Monmouth College Project§	1.15	12/01/2032	3,250,000

4,000,000	Will County Il School District #122 GO Political Subdivisions Series II R 114 FGIC Insured§	1.23	11/01/2020	4,000,000

				113,749,425

Indiana – 5.28%

3,000,000	Indiana Health Facilities Finance Authority Revenue Bonds Ascension Health Credit Gpa2§	1.83	11/15/2036	3,000,000

500,000	Indiana HFFA Health Care Revenue Capital Access Project Comerica§	1.15	04/01/2013	500,000

8,478,000	Indiana State HFA MFHR Pedcor Investments Series M A Fhlb LOC§	1.28	01/01/2029	8,478,000

19,465,000	Indiana Transportation Finance Authority Toll Road Lease Revenue Series 11 R 105 AMBAC Insured§	1.23	07/01/2012	19,465,000

1,950,000	Indianapolis In EDFA Revenue Jewish Federarion CampUS Fifth Third Bank NA LOC§	1.15	04/01/2005	1,950,000

6,440,000	Indianapolis In MFHR Canal Square Project Series A GNMA Insured§	1.20	12/20/2033	6,440,000

8,700,000	Indianapolis In MFHR Housing Crossing Partners Project§	1.40	03/01/2031	8,700,000

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Indiana (continued)

$22,400,000	Indianapolis Ind LOC Pub Impt Var Ref Ser F 2§	1.10%	02/01/2020	$22,400,000

100,000	Mt Vernon Ind Pollution Control Revenue§	1.15	11/01/2018	100,000

8,055,000	Richmond In Hospital Authority Revenue Reid Hospital & Health Care Project§	1.20	01/01/2012	8,055,000

1,680,000	Whiting In Environmental Facilities Revenue Bp Products Project Series C§	1.20	07/01/2034	1,680,000

				80,768,000

Iowa – 2.65%

6,900,000	Hills Iowa Healthcare Revenue Var-Mercy Hosp Project §	1.15	08/01/2032	6,900,000

3,320,000	Iowa Finance Authority Economic Development Revenue US Bank Insured§	1.30	03/01/2016	3,320,000

3,000,000	Iowa Finance Authority Education Facilities Revenue Drake University Project Firstar Bank LOC§	1.20	07/01/2011	3,000,000

2,960,000	Iowa Finance Authority MFHR Cedar Wood Hills Project Series A§	1.25	05/01/2031	2,960,000

11,430,000	Iowa Finance Authority Single Family Revenue Var Rete Ctfs Series N§	1.30	01/01/2008	11,430,000

10,000,000	Iowa St School Cash Antic Prog	2.25	01/30/2004	10,096,513

2,815,000	Oskaloosa Ia Private School Facility Revenue William Penn University Project US Bank NA LOC§	1.20	07/01/2020	2,815,000

				40,521,513

Kansas – 2.47%

1,200,000	Kansas State Development Finance Authority Health Facilities Revenue Stormont Vail Project Series M MBIA Insured§	1.20	11/15/2023	1,200,000

9,500,000	Kansas State Development Finance Authority MFHR Bluffs Olathe Apartments Project Series X§	1.90	11/25/2031	9,500,000

2,453,000	Lenexa Kansas Multifamily Housing Floats Pt 1020§	1.22	07/01/2004	2,453,000

3,025,000	Sedgwick & Shawnee County Kansas Single Family Rev§	1.31	12/01/2013	3,025,000

21,500,000	Wichita Kans GO Bonds	2.00	08/21/2003	21,577,668

				37,755,668

Louisiana – 1.71%

500,000	Ascension Parish La Pollution Control Revenue Adjustable Rate – Shell Oil§	1.05	05/01/2026	500,000

3,660,000	Jefferson Parish La Home Mortgage Authority Mortgage Revenue Collateralized By GNMA/FNMA§	1.26	06/01/2007	3,660,000

5,620,000	Louisiana Public Facilities Authority Revenue§	1.23	05/15/2022	5,620,000

11,000,000	Plaquemines La Port Harbor & Term District Port Facilities Revenue International Marine Term Project Series A Kreditbank NV LOC§	1.10	03/15/2006	11,000,000

5,400,000	Plaquemines La Port Harbor & Term District Port Facilities Revenue International Marine Term Project Series B Kreditbank NV LOC§	1.10	03/15/2006	5,400,000

				26,180,000

Maine – 0.09%

1,330,000	Regional Waste System Ind Maine Solid Waste Resources Recovery Revenue Bondseries R§	1.35	07/01/2012	1,330,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Maryland – 0.65%

$4,900,000	Howard County Md MFHR Sherwood Crossing Limited Project Guardian Savings & Loan LOC§	2.00%	06/01/2015	$4,900,000

4,995,000	Maryland State Community Development Administration Department Housing§	1.75	07/01/2039	4,995,000

				9,895,000

Massachusetts – 4.74%

3,270,000	Canton Massachusetts Fha MFHR Canton Arboretum Apartments Collateralized By FNMA§	1.10	09/15/2026	3,270,000

16,300,000	Massachusetts Health & Education University	1.05	07/21/2003	16,300,000

27,300,000	Massachusetts St Health & Edl Facs Auth§	1.10	02/01/2034	27,300,000

5,000,000	Massachusetts St Miscellaneous Taxes Roc-Ser Ii-R-101§	1.50	12/01/2014	5,000,000

20,600,000	Massachusetts State Health & Educ. Fac. Auth. Rev. Bonds (Harvard Univ. Proj.), Ser. L§	1.00	01/01/2024	20,600,000

				72,470,000

Michigan – 3.95%

4,140,000	Detroit Mich Recreational Facilities§	6.35	04/01/2014	4,222,800

7,200,000	Detroit Michigan City School District Series 2002614 Class A§	1.23	05/01/2032	7,200,000

2,400,000	Detroit Mu Sewer Disposal Revenue Series Ii R 116 MBIA Insured§	1.23	07/01/2017	2,400,000

1,600,000	Lakeview Michigan School District School Building & Site – Series B§	1.15	05/01/2032	1,600,000

7,800,000	Michigan St Hda – Jas Nonprofit Limited Obligation Revenue Bonds Series 2000§	1.20	06/01/2025	7,800,000

5,700,000	Michigan St Strategic Fd Cons Pwr Co Adjustable Rate Demand Limited Obligation 1993A Series§	1.15	06/15/2010	5,700,000

400,000	Michigan State Grant Anticipation Notes Series B§	1.10	09/15/2008	400,000

4,950,000	Michigan State Housing Development Authority MFHR Berrien Woods Iii Project Series A Lansing Bank§	1.30	07/01/2032	4,950,000

3,900,000	Michigan State Housing Development Authority Rental Housing Revenue Series A Lansing Bank§	1.20	10/01/2037	3,900,000

2,695,000	Michigan State Strategic Fund Limited Obligation Revenue Village At Ann Arbor LLC Project Series A§	1.15	02/15/2034	2,695,000

2,500,000	Michigan State Strategic Fund Revenue Bonds Var – Detroit Symphony Pj-Ser B Series A§	1.15	06/01/2031	2,500,000

17,000,000	St Joseph Mi Hospital Finance Authority Hospital Revenue Lakeland Hospital At Niles Project FSA Insured§	1.15	01/01/2032	17,000,000

				60,367,800

Minnesota – 7.75%

2,600,000	Brooklyn Center Mn IDR Brookdale Corporation Iii Project Firstar Bank NA LOC§	1.20	12/01/2007	2,600,000

1,045,000	Brooklyn Center Mn Indpt	3.00	08/01/2003	1,049,369

2,145,000	Burnsville Mn MFHR Berkshire Project Series A Collateralized By FNMA§	1.15	07/15/2030	2,145,000

3,000,000	City Of Rochester MN	1.05	05/21/2003	3,000,000

150,000	Cohasset, Minnesota (Minnesota Power & Light Project) Series 1997A§	1.15	06/01/2020	150,000

600,000	Cohasset, Minnesota Revenue§	1.15	06/01/2013	600,000

2,750,000	Crystal Mn MFHR Crystal Apartments Lp Project FHLB LOC§	1.15	05/01/2027	2,750,000

900,000	Dakota County Minneapolis Housing & Redevelopment Authority Multifamily Housing Revenue Bond – Pt 484§	1.22	12/01/2022	900,000

3,510,000	Eagan Minn Multifamily Rev P-Floats§	1.22	12/01/2029	3,510,000

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Minnesota (continued)

$6,330,000	Edina Mn Multifamily Redevelopment Edina Park Plaza Project, Due 12/01/29§	1.15%	12/01/2029	$6,330,000

2,650,000	Mankato Mn MFHR Highland Project US Bank Trust NA LOC Remarketed 10/03/00§	1.20	05/01/2027	2,650,000

920,000	Maplegrove Mn Mulitfamily Revenue Basswood Trails Project§	1.15	03/01/2029	920,000

925,000	Minn St Higher Ed – St Thomas Univ Revenue Bonds Series 2002 5-L§	1.20	04/01/2027	925,000

2,324,000	Minneapolis Mn Pa 711, Due 09/01/04§	1.21	09/01/2004	2,324,000

1,300,000	Minneapolis Mn People Serving People Project Series B§	1.20	10/01/2021	1,300,000

16,500,000	Minneapolis Mn Special School Distric No 01	1.75	07/28/2003	16,537,971

6,145,000	Minnesota Public Facilities Authority Water Pollution Control Revenue Floats Pa 868	1.21	03/01/2004	6,145,000

2,125,000	Minnesota Rural Wrt Fin Auth	2.38	12/15/2003	2,140,227

1,275,000	Minnesota St Series Ii-R-96§	1.23	08/01/2014	1,275,000

3,115,000	Minnetonka MN MFHR Minnetonka Hills Apartments§	1.15	11/15/2031	3,115,000

1,995,000	Monticello MN GO ISD	2.75	08/09/2003	2,002,515

2,865,000	Plymouth MN MFHR Lancaster Village Apartments Project Collateralized By FNMA§	1.15	09/15/2031	2,865,000

4,000,000	Rochester MN	1.05	05/22/2003	4,000,000

10,000,000	Rochester MN Health	1.05	04/09/2003	10,000,000

8,500,000	Rochester MN Health	1.05	05/08/2003	8,500,000

9,000,000	Rochester MN Health	1.05	04/03/2003	9,000,000

675,000	St Paul MN Housing & Redevelopment Authority District Heating Revenue Series A Remarketed 01/03/94§	1.15	12/01/2012	675,000

4,500,000	St Paul MN Housing & Redevelopment Authority Revenue Minnesota Public Radio Project§	1.20	05/01/2022	4,500,000

1,375,000	St Paul MN Port Authority District Cooling Revenue 2001 Series M Dexia Credit Local De France LOC§	1.20	03/01/2021	1,375,000

190,000	St Paul MN Port Authority District Cooling Revenue 2001 Series O Dexia Credit Local De France LOC§	1.20	03/01/2012	190,000

1,235,000	St Paul MN Port Authority Tax Increment Revenue Westgate Office & Industrial Center Project§	1.20	02/01/2015	1,235,000

750,000	St Paul MN Prot Authority District Cooling Revenue 2002 Series Q Dexia Credit Local Defrance LOC§	1.15	03/01/2022	750,000

2,380,000	Stillwater MN ISD	2.75	08/18/2003	2,388,880

8,890,000	University Of Minnesota Education Facilities Revenue Intermediate Term Financing Series A§	1.20	01/01/2034	8,890,000

1,765,000	University Of Minnesota Roc II R 29§	1.60	07/01/2021	1,765,000

				118,502,962

Missouri – 0.26%

3,800,000	Missouri Health And Education Facility Authority Revenue Bonds Christian Brothers College Series 2002A§	1.20	10/01/2032	3,800,000

145,000	Missouri Health And Education Facility Authority Revenue Bonds St Louis University Project Series A§	1.20	10/01/2009	145,000

				3,945,000

Montana – 1.06%

5,000,000	Anaconda Deer Lodge County Montana Environmental Facilities Revenue Variable Reference Arco Anaconda Smelter§	1.20	10/01/2037	5,000,000

3,370,000	Montana St BRD Invt Adj-Mun Fin Cons-Intercap Prog§	1.35	03/01/2005	3,370,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Montana (continued)

$4,015,000	Montana St BRD Invt Adj-Mun Fin Cons-Intercap Prog§	1.35%	03/01/2010	$4,015,000

3,875,000	Montana State Board Of Investments§	1.35	03/01/2009	3,875,000

				16,260,000

Nebraska – 0.55%

8,400,000	Lancaster County Neb Hosp Auth§	1.20	06/01/2018	8,400,000

Nevada – 0.18%

2,500,000	Clark County Nevada Rocs Rr II-R 1035§	1.23	06/01/2021	2,500,000

200,000	Nevada Hsg Div Series A§	1.20	04/01/2035	200,000

				2,700,000

New Hampshire – 0.28%

4,345,000	New Hampshire Higher Education & Health Facilities Authority Revenue Municipal Trust Receipts Series Sg 19§	1.21	06/01/2023	4,345,000

New Mexico – 0.85%

2,200,000	Bloomfield NM GO Series A Lasalle National Bank LOC§	1.35	11/15/2010	2,200,000

922,000	Espanola NM Health Care Revenue Series A Lasalle National Bank LOC§	1.35	11/15/2010	922,000

8,300,000	New Mexico Tax & Revenue Anticipation Notes	3.00	06/30/2003	8,330,024

1,585,000	Silver City NM GO Series A Lasalle National Bank LOC§	1.35	11/15/2010	1,585,000

				13,037,024

New York – 3.96%

33,000,000	MTA Dedicated Tax Variable Series B§	1.10	11/01/2022	33,000,000

1,400,000	New York City NY Housing Development Corporation Multifamily Rent Housing Revenue Tribeca Equity Partners Series A Collateralized By FNMA§	1.15	11/15/2019	1,400,000

5,200,000	New York City NY MiscellaneoUS Taxes General Obligation Bonds Tax-Exempt Adjustable Rate Bonds Fiscal 1994 H-4§	1.15	08/01/2015	5,200,000

12,400,000	New York St Housing Finance Agency Revenue§	1.15	05/15/2031	12,400,000

8,500,000	New York State Housing Finance Agency Revenue Series A Collateralized By FNMA§	1.15	05/01/2029	8,500,000

				60,500,000

North Carolina – 0.00%

30,000	University NC Hospital Chapel Hill Revenue Series B§	1.20	02/15/2031	30,000

North Dakota – 0.87%

10,300,000	North Dakota State Housing Finance Agency Revenue Series B FSA Insured§	1.20	01/01/2034	10,300,000

3,000,000	Ward County North Dakota Health Care Facilities Revenue Trinity Obligation Group Series A§	1.20	07/01/2029	3,000,000

				13,300,000

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Ohio – 2.65%

$5,000,000	Franklin County Oh HFA Health Care Facilities Revenue Series II R 55§	1.35%	06/01/2017	$5,000,000

12,000,000	Hamilton County Oh Hospital Facilities Revenue Elizabeth Gamble Series B§	1.17	06/01/2027	12,000,000

5,000,000	Hamilton County Oh IDR Community Urban Redevelopment Project§	1.15	10/15/2012	5,000,000

3,000,000	Ohio St Building Authority§	5.75	10/01/2005	3,116,890

6,295,000	Ohio St Rocs Rr Ii-R 206§	1.23	03/15/2015	6,295,000

2,720,000	Ohio State Higher Education Facilities Revenue Pooled Financing Project Series A§	1.15	09/01/2027	2,720,000

3,000,000	Grove City Oh MFHR Regency Arms Apartments Project Collateralized By FNMA§	1.25	06/15/2030	3,000,000

540,000	Warren County Ohio Health Care§	1.22	07/01/2021	540,000

2,810,000	Warren County Ohio Individual Development Revenue Cincinnati Electricity Corporation Project§	1.35	09/01/2015	2,810,000

				40,481,890

Oklahoma – 1.73%

7,500,000	Muskogee Oklahoma Medical Center Authority Revenue§	1.20	10/01/2032	7,500,000

2,000,000	Oklahoma Development Finance Authority Health Care Revenue Continuing Care Community Project Series C KBC Bank NV LOC§	1.20	02/01/2012	2,000,000

1,790,000	Oklahoma Housing Finance Agency Revenue Series 1327 Merrill Lynch Capital LOC§	1.26	03/01/2009	1,790,000

3,835,000	Oklahoma State IDA IDR Tealridge Manor Corporation Project Bank Of America NA LOC§	1.20	11/01/2018	3,835,000

3,000,000	Tulsa County Ok Indp Sd #001 GO Bonds FSA Insured	4.00	08/01/2003	3,024,721

8,255,000	Tulsa County Ok HFA SFMR GNMA Mortgage Backed Securities Class A Series E§	1.15	07/01/2032	8,255,000

				26,404,721

Oregon – 0.72%

11,000,000	Oregon St	3.25	05/01/2003	11,011,075

Other – 6.44%

6,220,190	ABN AMRO Leasetops 2000 1 Leasetops Certificates ABN AMRO Bank NV LOC§	1.47	04/01/2005	6,220,190

10,000,000	ABN AMRO Munitops Cop FGIC Insured§^	1.23	12/06/2006	10,000,000

11,920,000	ABN AMRO Munitops GO Series 2001 23 MBIA Insured§	1.23	12/01/2009	11,920,000

5,885,000	Koch Fixed Rate Tr Var Sts	1.40	10/06/2003	5,885,000

415,000	MBIA Cap Corporation§	1.30	01/06/2005	415,000

12,085,000	MBIA Capital Corporation§	1.30	01/14/2016	12,085,000

6,160,000	Munimae Tr – Pt 617 Merrill Lynch P-Float Receipts, Series Pt-617 Series 2002 Pt-617§	1.31	12/19/2005	6,160,000

3,600,000	Newman Capital Trust§	1.40	04/11/2033	3,600,000

3,523,475	Pitney Bowes Cr Corporation Leasetops Tr 144A§	2.15	07/19/2006	3,523,475

12,200,000	Roaring Fork Ot Municipal Procs LLC Ser 2002-6 Ctf Cl A Var Rate§	1.40	06/01/2034	12,200,000

8,380,000	Roaring Fork Ot Municipal Prods LLC Ser 2000-14 Ctf Cl A Var Rate 144A§	1.35	06/01/2005	8,380,000

18,000,000	Sunamerica Class A Series 2§	1.34	07/01/2041	18,000,000

				98,388,665

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Pennsylvania – 0.33%

$5,050,000	Pennsylvania State HEFA Student Loan Revenue Series A AMBAC Insured§	1.20%	12/01/2025	$5,050,000

South Carolina – 2.83%

33,300,000	Charleston County SC School District	2.00	02/25/2004	33,567,781

4,570,000	South Carolina EDFA For Nonprofit Institutions Education Facilities Revenue Voorhees College Project Bank Of America NA LOC§	1.20	02/01/2022	4,570,000

3,320,000	South Carolina Housing Finance & Development Authority Mtg Rev§	1.30	07/01/2028	3,320,000

1,750,000	South Carolina State Public Service Authority Revenue Sg32§	1.21	01/01/2023	1,750,000

				43,207,781

Tennessee – 2.79%

4,960,000	Chattanooga Tn Rocs Railroad Ii R-1026§	1.23	10/01/2022	4,960,000

4,350,000	Clarksville Tn Public Building Authority Facilities Revenue Pooled Financing Tennessee Municipal Bond Funding Bank Of America NA LOC§	1.15	06/01/2029	4,350,000

170,000	Clarksville Tn Public Building Authority Facilities Revenue Tennessee Municipal Bond Funding Project Bank Of America NA LOC§	1.15	06/01/2024	170,000

10,185,000	Clarksville Tn Public Building Authority Facilities Revenue Tennessee Municipal Bond Funding Project Bank Of America NA LOC§	1.20	07/01/2031	10,185,000

5,600,000	Jackson Tn Energy Authority§	1.15	12/01/2022	5,600,000

7,100,000	Montgomery County TN Public Building Authority Pooled Financing Revenue Bonds Series 2002§	1.20	04/01/2032	7,100,000

3,400,000	Nashville & Davidson County Tennessee Metropolitan Government Industrial Development Revenue Bonds Ymca Project§	1.15	12/01/2018	3,400,000

5,125,000	Tennessee Housing Development Agency Series H§	1.28	01/01/2021	5,125,000

1,800,000	Volunteer State Student Funding Corporation Tn Student Loan Revenue Series A 1§	1.20	12/01/2023	1,800,000

				42,690,000

Texas – 9.93%

9,400,000	Austin Tex Util Sys – Ser G Rcpts§	1.21	11/15/2011	9,400,000

1,810,000	Austin TX Electric Utilities Eagle Tax-Exempt Trust Receipts, Series 20014302 Series 20014302§	1.23	11/15/2017	1,810,000

1,615,000	Austin Tx Hefa Education Facilities Revenue Concordia University At Auatin Project Bank One Texas NA LOC§	1.20	04/01/2025	1,615,000

5,545,000	Austin, TX Utility Systems Ser-A Rb, 5.5%	5.50	11/15/2003	5,694,570

2,300,000	Browndville Tex Util Sys Rev§	1.05	09/01/2027	2,300,000

4,000,000	Calhoun County TX Solid Waste Disposal Revenue Formosa Plastics Corporation Project Bank Of America NA LOC§	1.25	05/01/2025	4,000,000

6,000,000	Dallas Area Rapid§	1.23	12/01/2026	6,000,000

8,587,500	Harris County Tx HFA Housing Revenue Floater Certificates Series 357 MBIA Insured§	1.21	07/01/2029	8,587,500

6,500,000	Houston TX Hefa Education Facilities Revenue Series Sg139§	1.21	11/15/2029	6,500,000

2,770,000	Houston TX Water & Sewer Systems Revenue Mun Tr Rcpts-Sg120§	1.21	12/01/2023	2,770,000

1,270,000	Houston TX Water & Sewer Systems Revenue Series 495 FGIC Insured§	1.21	12/01/2030	1,270,000

6,760,000	Lower Neches River Valley Authority TX Individual Development Corporation Facilities Revenue Exxon Mobil Project Series B§	1.15	11/01/2029	6,760,000

6,500,000	Pasadena TX Independent School District	2.25	02/15/2004	6,562,071

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Texas (continued)

$3,100,000	Splendora TX Higher Educational Facilities Corporate Revenue Project Fellowship Christian Project§	1.20%	01/01/2017	$3,100,000

3,500,000	Texas Municipal Power Agency	5.10	09/01/2003	3,557,577

5,200,000	Texas St	2.75	08/29/2003	5,228,443

24,650,000	Texas St	2.75	08/29/2003	24,784,832

20,900,000	Texas St	2.75	08/29/2003	21,014,320

10,300,000	Texas St Turnpike Authority Center Texas Turnpike System Revenue Series B§	1.10	08/15/2042	10,300,000

15,195,000	Travis County TX Health Facilities Development Corporation Health Revenue Series 4 AMBAC Insured§	1.24	11/15/2024	15,195,000

5,400,000	Travis County TX HFA SFMR Series 1287 Collateralized By GNMA§	1.26	09/01/2018	5,400,000

				151,849,313

Utah – 1.25%

9,800,000	Utah State Board Of Regents Student Loan Revenue Series R§	1.20	11/01/2031	9,800,000

9,300,000	Utah Transportation Authority Sales Tax Revenue Series B Sub-Ser B§	1.15	09/01/2032	9,300,000

				19,100,000

Washington – 4.34%

4,000,000	Energ Nothwest WA Electricity Revenue Series Ii R 151 MBIA Insured§	1.23	07/01/2018	4,000,000

13,200,000	Issaquah WA Community Properties Water Revenue Series A Bank Of America NA LOC§	1.20	02/15/2021	13,200,000

5,340,000	Kitsap County WA North Kitsap School District Number 400§	1.23	12/01/2017	5,340,000

1,900,000	Snohomish County Washington Public Utility§	1.10	12/01/2019	1,900,000

1,000,000	Washington St Public Power Supply§	1.21	07/01/2015	1,000,000

3,000,000	Washington St Public Power Supply Sys Nuclear Project No 2	5.50	07/01/2003	3,028,209

7,000,000	Washington St Series Sg-37§	1.21	07/01/2017	7,000,000

1,165,000	Washington State Economic Development Finance Authority Pioneer Human Services Project Series H US Bank Of Washington LOC§	1.20	09/01/2018	1,165,000

4,000,000	Washington State Economic Development Financial Authority Solid Waste Disposal Revenue Waste Management Incorporated Project Series D§	1.20	07/01/2027	4,000,000

4,360,000	Washington State Economic Development Financing Authority Revenue Bond Industrial Development – Canam Steel Project Series D§	1.30	09/30/2030	4,360,000

1,000,000	Washington State Health & Education Finance Authority Revenue Mill Pointe Aparments Project Series A US Bank Trust NA LOC§	1.30	01/01/2030	1,000,000

4,700,000	Washington State HFA Community MFHR Country Club Apartments Series A§	1.30	08/01/2032	4,700,000

6,750,000	Washington State HFA MFHR Canyon Lakes Ii Project Pacific Northwest Bank LOC§	1.20	10/01/2019	6,750,000

1,700,000	Washington State HFFA Community Nonprofit Revenue Tacoma Art Museum Project§	1.20	06/01/2032	1,700,000

3,150,000	Washington State Public Power Supply System Power Revenue Nuclear Project #3 Series 3A-3§	1.10	07/01/2018	3,150,000

1,140,000	Yakima County WA Public Corrections Revenue Longview Fibre Company Project Abn Amro Bank NV LOC§	1.35	01/01/2018	1,140,000

2,900,000	Yakima County WA Public Corrections Revenue Valley Processing Project Bank Of America NA LOC§	1.25	02/01/2015	2,900,000

				66,333,209

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Wisconsin – 1.68%

$17,000,000	Wisconsin Hsg & Econ DEV Auth Home Ownership§	1.20%	09/01/2032	$17,000,000

8,565,000	Wisconsin Rural Water Construction Loan Bond Antic Notes Program	2.50	11/01/2003	8,609,520

				25,609,520

Wyoming – 0.37%

400,000	Sublette County WY Pollution Control Revenue Exxon Project Series A§	1.15	07/01/2017	400,000

5,270,000	Wyoming Community Development Authority	1.31	02/01/2004	5,270,000

				5,670,000

Total Investment In Securities (Cost $1,526,121,245)*	99.84%	$1,526,121,245

Other Assets and Liabilities, Net	0.16	2,430,312

Total Net Assets	100.00%	$1,528,551,557

ª	Yield to Maturity.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.
*	Cost for federal income tax purposes is $1,526,122,256.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

100% TREASURY MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

US Treasury Securities – 98.38%

US Treasury Notes – 4.88%

$26,606,000	U.S. Treasury Notes	11.13%		08/15/2003	$27,561,293

114,000,000	U.S. Treasury Notes	5.25		08/15/2003	115,733,944

					143,295,237

US Treasury Bills – 93.49%

100,000,000	U.S. Treasury Bills	1.18	ª	05/22/2003	99,833,542

125,000,000	U.S. Treasury Bills	1.19	ª	05/22/2003	124,789,271

100,000,000	U.S. Treasury Bills	1.17	ª	09/04/2003	99,493,000

100,000,000	U.S. Treasury Bills	1.17	ª	06/05/2003	99,788,299

100,000,000	U.S. Treasury Bills	1.15	ª	05/15/2003	99,859,444

9,515,000	U.S. Treasury Bills	1.15	ª	05/08/2003	9,503,754

75,000,000	U.S. Treasury Bills	1.16	ª	07/31/2003	74,707,583

4,720,000	U.S. Treasury Bills	1.15	ª	05/01/2003	4,715,477

13,970,000	U.S. Treasury Bills	1.15	ª	05/01/2003	13,956,670

22,750,000	U.S. Treasury Bills	1.15	ª	05/01/2003	22,728,293

21,435,000	U.S. Treasury Bills	1.15	ª	05/08/2003	21,409,775

50,000,000	U.S. Treasury Bills	1.13	ª	04/03/2003	49,995,889

91,915,000	U.S. Treasury Bills	1.13	ª	04/03/2003	91,908,923

18,745,000	U.S. Treasury Bills	1.13	ª	04/10/2003	18,739,728

29,990,000	U.S. Treasury Bills	1.13	ª	04/10/2003	29,981,528

8,625,000	U.S. Treasury Bills	1.15	ª	04/17/2003	8,620,611

3,275,000	U.S. Treasury Bills	1.17	ª	04/17/2003	3,273,304

100,000,000	U.S. Treasury Bills	1.15	ª	04/17/2003	99,948,889

40,000,000	U.S. Treasury Bills	1.15	ª	04/17/2003	39,979,644

75,000,000	U.S. Treasury Bills	1.14	ª	04/24/2003	74,945,375

100,000,000	U.S. Treasury Bills	1.14	ª	04/24/2003	99,926,847

20,000,000	U.S. Treasury Bills	1.14	ª	04/24/2003	19,985,369

25,000,000	U.S. Treasury Bills	1.17	ª	04/24/2003	24,981,313

100,000,000	U.S. Treasury Bills	1.15	ª	05/01/2003	99,905,000

50,000,000	U.S. Treasury Bills	1.15	ª	05/08/2003	49,928,826

130,000,000	U.S. Treasury Bills	1.09	ª	05/29/2003	129,771,706

10,685,000	U.S. Treasury Bills	1.09	ª	06/12/2003	10,661,814

26,410,000	U.S. Treasury Bills	1.12	ª	06/12/2003	26,350,842

8,955,000	U.S. Treasury Bills	1.16	ª	06/19/2003	8,932,303

50,000,000	U.S. Treasury Bills	1.12	ª	06/19/2003	49,877,111

125,000,000	U.S. Treasury Bills	1.15	ª	06/26/2003	124,656,597

3,640,000	U.S. Treasury Bills	1.16	ª	07/10/2003	3,627,766

50,000,000	U.S. Treasury Bills	1.12	ª	09/18/2003	49,736,736

50,000,000	U.S. Treasury Bills	1.15	ª	09/25/2003	49,717,292

50,000,000	U.S. Treasury Bills	1.18	ª	04/10/2003	49,985,250

22,291,000	U.S. Treasury Bills	1.18	ª	04/17/2003	22,279,310

100,000,000	U.S. Treasury Bills	1.24	ª	04/24/2003	99,920,458

50,000,000	U.S. Treasury Bills	1.2	ª	05/01/2003	49,950,000

75,000,000	U.S. Treasury Bills	1.39	ª	05/08/2003	74,892,854

60,000,000	U.S. Treasury Bills	1.18	ª	05/22/2003	59,900,125

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

100% TREASURY MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

US Treasury Bills (continued)

$150,000,000	U.S. Treasury Bills	1.18	%ª	05/29/2003	$149,716,042

100,000,000	U.S. Treasury Bills	1.23	ª	06/19/2003	99,730,084

1,615,000	U.S. Treasury Bills	1.22	ª	07/10/2003	1,609,527

75,000,000	U.S. Treasury Bills	1.12	ª	04/10/2003	74,979,000

125,000,000	U.S. Treasury Bills	1.06	ª	05/22/2003	124,812,292

100,000,000	U.S. Treasury Bills	1.14	ª	04/03/2003	99,993,666

					2,744,007,129

Total US Treasury Securities (Cost $2,887,302,366)					2,887,302,366

Total Investments in Securities (Cost $2,887,302,366)*	98.38%	$2,887,302,366

Other Assets and Liabilities, Net	1.62	47,625,016

Total Net Assets	100.00%	$2,934,927,382

ª	Yield to Maturity
*	Cost for federal income tax purposes is $2,887,302,499.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Corporate Bonds – 3.55%

$3,000,000	Strategic Money Market Trust 2002-H±	1.43%		09/23/2003	$3,000,000

5,000,000	Wal-Mart Stores Incorporated	4.38		08/01/2003	5,045,181

	Total Corporate Bonds (Cost $8,045,181)				8,045,181

Medium Term Notes – 8.60%

2,000,000	American Express Centurion Bank±	1.30		12/23/2003	2,000,000

3,000,000	John Hancock Global Funding II±	1.31	ª	12/10/2003	2,999,805

1,000,000	Links Finance	2.00		10/10/2003	1,000,000

5,000,000	Merrill Lynch & Company Incorporated±	1.53		10/01/2003	5,001,102

3,500,000	Northern Rock PLC±	1.30		01/16/2004	3,500,000

2,000,000	White Pine Finance LLC±	1.25		06/20/2003	2,000,000

3,000,000	White Pine Finance LLC±	1.29	ª	07/25/2003	2,999,916

	Total Medium Term Notes (Cost $19,500,823)				19,500,823

Agency Obligation Discount – 5.73%

10,000,000	FNMA††	1.72		04/01/2003	10,000,000

3,000,000	FNMA	1.80		04/01/2003	3,000,000

	Total Agency Obligation Discount (Cost $13,000,000)				13,000,000

Certificate Of Deposit – 8.82%

5,000,000	Abbey National North America	1.40		03/02/2004	5,000,000

10,000,000	Deutsche Bank AG	1.31		07/01/2003	10,000,000

5,000,000	Svenska Handelsbanken	1.40		03/02/2004	5,000,000

	Total Certificate of Deposit (Cost $20,000,000)				20,000,000

Commercial Paper Discount – 25.52%

4,419,000	Amstel Funding Corporation DISC CP^	1.29	ª	04/22/2003	4,415,675

5,000,000	Blue Spice LLC^	1.28	ª	04/25/2003	4,995,733

5,000,000	Charter Corporation^	1.21	ª	06/18/2003	4,986,892

7,000,000	Compass Securitization DISC CP^	1.28	ª	04/22/2003	6,994,773

5,000,000	Den Norske Bank	1.34	ª	04/11/2003	4,998,139

2,871,000	Edison Asset Securitization LLC	1.65	ª	04/02/2003	2,870,868

5,000,000	Eureka Securitization LLC^	1.21	ª	06/16/2003	4,987,228

5,646,000	Mont Blanc Capital Corporation DISC^	1.28	ª	04/24/2003	5,641,383

5,000,000	Perry Global Funding Limited^	1.26	ª	05/09/2003	4,993,376

6,000,000	Tango Finance Corporation DISC CP^	1.27	ª	05/22/2003	5,989,205

6,000,000	Transamerica Asset Funding DCP^	1.28	ª	05/05/2003	5,992,747

1,000,000	White Pine Finance^	1.28	ª	04/28/2003	999,040

	Total Commercial Paper (Cost $57,865,059)				57,865,059

Repurchase Agreements – 40.83%

40,602,571	Banc One Capital Markets	1.38		04/01/2003	40,602,571

6,000,000	Goldman Sachs Group Incorporated	1.42		04/01/2003	6,000,000

6,000,000	Morgan Stanley Incorporated	1.47		04/01/2003	6,000,000

40,000,000	UBS Warburg	1.38		04/01/2003	40,000,000

	Total Repurchase Agreements (Cost $92,602,571)				92,602,571

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Time Deposits – 7.06%

$4,000,000	Bank Of Ireland	1.38%	04/01/2003	$4,000,000

6,000,000	Banque Bruexelles Lambert	1.44	04/01/2003	6,000,000

6,000,000	Societe General Montreal Canada	1.48	04/01/2003	6,000,000

	Total Time Deposits (Cost $16,000,000)			16,000,000

Total Investment In Securities (Cost $227,013,634)*	100.10%	$227,013,634

Other Assets And Liabilities Net	(0.10)	(229,191)

Total Net Assets	100.00%	$226,784,443

ª	Yield to Maturity.
±	Variable Rate Securities.
††	Zero coupon bond. Interest rate presented is Yield to Maturity.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) pf the Securities Act of 1933, as amended.
*	Cost for federal Income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligation Discount – 4.50%

$35,000,000	Fannie Mae	1.25	%ª	06/25/2003	$34,897,529

37,000,000	Fannie Mae	1.81		04/01/2003	37,000,000

10,000,000	FHLMC	1.24	ª	08/14/2003	9,953,500

Total Agency Obligation Discount (Cost $81,851,029)					81,851,029

Certificate Of Deposit – 3.85%

10,000,000	Abbey National Treasury Services PLC	1.40		03/02/2004	10,000,000

50,000,000	Fifth Third Bank	1.26		08/20/2003	50,000,000

10,000,000	Svenska Handelsbanken	1.40		03/02/2004	10,000,000

Total Certificate Of Deposit Interest (Cost $70,000,000)					70,000,000

Commercial Paper Discount – 51.85%

35,000,000	Amstel Funding Corporation^	1.29	ª	04/22/2003	34,973,664

60,000,000	Aquinas Funding LLC	1.32	ª	04/11/2003	59,978,000

70,000,000	Bills Securitization Ltd	1.27	ª	04/28/2003	69,933,325

65,000,000	Charta Corporation^	1.21	ª	06/18/2003	64,829,592

58,000,000	Compass Securitization LLC^	1.28	ª	04/22/2003	57,956,693

48,500,000	Credit Lyonnais	1.32	ª	04/04/2003	48,494,665

10,000,000	Credit Lyonnais	1.29	ª	06/13/2003	9,973,842

50,000,000	Danske Corporation	1.31	ª	04/07/2003	49,989,083

37,000,000	Edison Asset Securitization LLC^	1.65	ª	04/02/2003	36,998,304

65,000,000	Eureka Securitization Incorporated^	1.21	ª	06/16/2003	64,833,961

50,000,000	Govco Incorporated^	1.30	ª	04/07/2003	49,989,167

15,000,000	Grampion Funding^	1.27	ª	08/12/2003	14,929,621

65,000,000	Moat Funding LLC^	1.30	ª	06/25/2003	64,800,486

60,000,000	Mont Blanc Capital Corporation^	1.28	ª	04/24/2003	59,950,933

4,924,000	Ness LLC^	1.40	ª	05/30/2003	4,912,703

42,709,000	Ness LLC^	1.40	ª	06/11/2003	42,591,076

17,545,000	Ness LLC^	1.40	ª	06/12/2003	17,495,874

26,000,000	Penning Funding LLC^	1.27	ª	06/26/2003	25,921,119

14,604,000	Perry Iii Funding^	1.27	ª	06/09/2003	14,568,451

50,000,000	Shell Finance UK^	1.28	ª	07/24/2003	49,797,334

50,000,000	Spintab Ab	1.30	ª	05/13/2003	49,924,167

44,068,000	Trasamerica Asset Funding Corporation^	1.28	ª	05/05/2003	44,014,727

6,000,000	White Pine Finance LLC^	1.28	ª	04/28/2003	5,994,240

Total Commercial Paper Discount (Cost $942,851,027)					942,851,027

Corporate Bonds – 1.68%

7,500,000	Associates Corporation Of NA±	1.36		06/26/2003	7,500,000

23,000,000	SMM Trust 2002-H±^	1.32		09/23/2003	23,000,000

Total Corporate Bonds (Cost $30,500,000)					30,500,000

Medium Term Notes – 10.17%

10,000,000	American Express Centurion±	1.30		12/23/2003	10,000,000

25,000,000	Commonwealth Bank Of Australia±	1.34		10/30/2003	25,010,229

23,000,000	John Hancock Global FDG Ii±^	1.31	ª	12/10/2003	22,998,508

20,000,000	Links Finance	2.00		10/10/2003	20,000,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Medium Term Notes (continued)

$45,000,000	Merrill Lynch & Co Incorporated±	1.31%		05/30/2003	$45,000,000

20,000,000	Northern Rock PLC±^	1.30		01/16/2004	20,000,000

20,000,000	White Pine Finance LLC±^	1.25		06/20/2003	20,000,000

22,000,000	White Pine Finance LLC±^	1.29	ª	07/25/2003	21,999,377

Total Medium Term Notes (Cost $185,009,114)					185,008,114

Repurchase Agreement – 21.91%

10,467,868	Banc One Capital Markets	1.38		04/01/2003	10,467,868

53,000,000	Goldman Sachs Group Incorporated	1.42		04/01/2003	53,000,000

55,000,000	Morgan Stanley Incorporated	1.47		04/01/2003	55,000,000

280,000,000	UBS Warburg	1.38		04/01/2003	280,000,000

Total Repurchase Agreement (Cost $398,467,868)					398,467,868

Time Deposits – 6.16%

16,000,000	Bank Of Ireland	1.38		04/01/2003	16,000,000

55,000,000	Banque Bruxelles Lambert	1.44		04/01/2003	55,000,000

41,000,000	Societe Generale	1.48		04/01/2003	41,000,000

Total Time Deposits (Cost $112,000,000)					112,000,000

					224,000,000

Total Investments In Securities (Cost $1,820,678,038)*	100.13%	$1,820,678,038

Other Assets and Liabilities, Net	0.13	(2,314,142)

Total Net Assets	100.00%	$1,818,363,896

^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate securities.
ª	Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

US Treasury Securities – 55.91%

US Treasury Bills – 43.01%

$100,000,000	U.S. Treasury Bills	1.18	%ª	08/28/2003	$99,513,681

90,000,000	U.S. Treasury Bills	1.19	ª	04/03/2003	89,994,050

60,000,000	U.S. Treasury Bills	1.20	ª	04/03/2003	59,996,017

60,000,000	U.S. Treasury Bills	1.20	ª	04/03/2003	59,996,017

60,000,000	U.S. Treasury Bills	1.05	ª	07/03/2003	59,837,250

50,000,000	U.S. Treasury Bills	1.11	ª	09/18/2003	49,739,097

50,000,000	U.S. Treasury Bills	1.18	ª	04/24/2003	49,962,306

75,000,000	U.S. Treasury Bills	1.48	ª	04/03/2003	74,993,833

100,000,000	U.S. Treasury Bills	1.24	ª	04/17/2003	99,944,667

50,000,000	U.S. Treasury Bills	1.65	ª	04/24/2003	49,947,132

37,500,000	U.S. Treasury Bills	1.38	ª	05/08/2003	37,446,620

37,500,000	U.S. Treasury Bills	1.24	ª	06/12/2003	37,406,625

50,000,000	U.S. Treasury Bills	1.26	ª	06/19/2003	49,861,750

62,500,000	U.S. Treasury Bills	1.57	ª	04/03/2003	62,494,653

62,500,000	U.S. Treasury Bills	1.42	ª	04/24/2003	62,443,498

50,000,000	U.S. Treasury Bills	1.23	ª	07/03/2003	49,840,480

75,000,000	U.S. Treasury Bills	1.22	ª	07/17/2003	74,729,156

25,000,000	U.S. Treasury Bills	1.18	ª	07/24/2003	24,906,188

100,000,000	U.S. Treasury Bills	1.22	ª	07/03/2003	99,687,417

					1,192,740,436

US Treasury Bonds – 1.79%

46,500,000	U.S. Treasury Notes	11.88		11/15/2003	49,515,074

US Treasury Notes – 11.10%

112,500,000	U.S. Treasury Notes	5.75		08/15/2003	114,359,822

29,000,000	U.S. Treasury Notes	5.38		06/30/2003	29,300,869

25,000,000	U.S. Treasury Notes	5.25		08/15/2003	25,379,060

25,000,000	U.S. Treasury Notes	4.25		11/15/2003	25,378,083

50,000,000	U.S. Treasury Notes	3.88		07/31/2003	50,447,434

12,500,000	U.S. Treasury Notes	2.75		09/30/2003	12,558,470

50,000,000	U.S. Treasury Notes	3.25		12/31/2003	50,783,291

					308,207,028

Total U.S. Treasury Securities (Cost $1,550,462,538)					1,550,462,538

Repurchase Agreements – 44.02%

570,000,000	Bear Stearns & Company Incorporated	1.32		04/01/2003	570,000,000

310,000,000	Goldman Sachs Group Incorporated	1.30		04/01/2003	310,000,000

255,000,000	Lehman Brothers Incorporated	1.30		04/01/2003	255,000,000

15,000,000	Goldman Sachs Group Incorporated	1.24		04/01/2003	15,000,000

15,927,000	Deutsche Bank Alex Brown	1.27		04/01/2003	15,927,000

55,000,000	Goldman Sachs Group Incorporated	1.30		04/01/2003	55,000,000

Total Repurchase Agreements (Cost $1,220,927,000)					1,220,927,000

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

		Value

Total Investments In Securities (Cost $2,771,389,538)*	99.92%	$2,771,389,538

Other Assets and Liablities, Net	0.08	2,083,602

Total Net Assets	100.00%	$2,773,473,140

ª	Yield to Maturity.
*	Cost for federal income tax purposes is $2,771,389,592.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003

	California Tax-Free Money Market	Cash Investment Money Market	Government Institutional Money Market

ASSETS

INVESTMENTS:
In securities, at amortized cost	$2,637,934,034	$14,597,269,224	$343,544,514
Repurchase Agreements, at cost	0	1,166,282,441	149,033,000

TOTAL INVESTMENTS AT MARKET VALUE	2,637,934,034	15,763,551,665	492,577,514

Cash	299,089	68,109	432
Receivable for interest and other receivables	9,022,728	21,131,003	1,507,623
Receivable for investments sold	17,790,085	0	0
Receivable for Fund shares issued	0	369,523	0

TOTAL ASSETS	2,665,045,936	15,785,120,300	494,085,569

LIABILITIES
Payable for investment purchased	0	0	0
Dividends Payable	1,147,988	12,818,389	515,932
Payable for investment adviser and affiliates	892,257	3,105,040	82,298
Payable to other related parties	518,302	2,293,682	2,689
Accrued expenses and other liabilities	381,890	1,010,160	311,553

TOTAL LIABILITIES	2,940,437	19,227,271	912,472

TOTAL NET ASSETS	$2,662,105,499	$15,765,893,029	$493,173,097

NET ASSETS CONSIST OF:

Paid-in capital	$2,662,069,652	$15,765,250,754	$493,160,724
Undistributed (overdistributed) net investment income	(985)	(7,752)	1
Undistributed net realized gain (loss) on investments	36,832	650,027	12,372

TOTAL NET ASSETS	$2,662,105,499	$15,765,893,029	$493,173,097

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$2,357,683,770	N/A	N/A
Shares outstanding – Class A	2,357,676,357	N/A	N/A
Net asset value and offering price per share – Class A	$1.00	N/A	N/A
Net Assets – Institutional Class	N/A	$5,175,327,651	$493,173,097
Shares outstanding – Institutional Class	N/A	5,175,087,677	493,160,682
Net asset value and offering price per share – Institutional Class	N/A	$1.00	$1.00
Net Assets – Service Class	$304,421,729	$10,590,565,378	N/A
Shares outstanding – Service Class	304,340,751	10,590,652,347	N/A
Net asset value and offering price per share – Service Class	$1.00	$1.00	N/A

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003	MONEY MARKET FUNDS

Government Money Market	National Tax-Free Institutional Money Market	100% Treasury Money Market	Prime Investment Institutional Money Market	Prime Investment Money Market	Treasury Plus Institutional Money Market

$3,889,506,417	$1,526,121,245	$2,887,302,366	$134,411,063	$1,422,210,170	$1,550,462,538
1,420,459,426	0	0	92,602,571	398,467,868	1,220,927,000

5,309,965,843	1,526,121,245	2,887,302,366	227,013,634	1,820,678,038	2,771,389,538

57,546	52,158	50,393	0	50,000	50,911
12,529,109	5,226,497	1,111,937	131,463	511,359	4,625,934
0	9,333,746	49,759,728	0	0	0
0	0	43,214	0	0	412,888

5,322,552,498	1,540,733,646	2,938,267,638	227,145,097	1,821,239,397	2,776,479,271

232,578,476	10,535,700	0	0	0	0
4,054,379	998,420	1,816,507	224,137	1,389,571	2,158,214
2,321,942	243,963	1,072,370	29,273	472,950	481,368
58,622	289,726	44,216	2,412	444,338	257,886
293,924	114,280	407,163	104,832	568,642	108,663

239,307,343	12,182,089	3,340,256	360,654	2,875,501	3,006,131

$5,083,245,155	$1,528,551,557	$2,934,927,382	$226,784,443	$1,818,363,896	$2,773,473,140

$5,083,204,843	$1,528,541,946	$2,934,886,790	$226,775,582	$1,818,284,089	$2,773,477,489
0	(6)	40,624	0	4	(4,294)
40,312	9,617	(32)	8,861	79,803	(55)

$5,083,245,155	$1,528,551,557	$2,934,927,382	$226,784,443	$1,818,363,896	$2,773,473,140

$245,642,234	N/A	$209,284,670	N/A	N/A	N/A
245,640,681	N/A	209,250,891	N/A	N/A	N/A
$1.00	N/A	$1.00	N/A	N/A	N/A
N/A	$126,969,024	N/A	$226,784,443	N/A	$1,565,863,993
N/A	126,969,355	N/A	226,775,492	N/A	1,566,035,105
N/A	$1.00	N/A	$1.00	N/A	$1.00
$4,837,602,921	$1,401,582,533	$2,725,642,712	N/A	$1,818,363,896	$1,207,609,147
4,837,636,898	1,401,434,662	2,725,640,800	N/A	1,818,291,646	1,207,612,568
$1.00	$1.00	$1.00	N/A	$1.00	$1.00

MONEY MARKET FUNDS	STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED MARCH 31, 2003

	California Tax-Free Money Market	Cash Investment Money Market	Government Institutional Money Market

INVESTMENT INCOME
Interest	$36,072,143	$299,936,512	$3,794,285
Dividend	0	0	0

TOTAL INVESTMENT INCOME	36,072,143	299,936,512	3,794,285

NET EXPENSES
Advisory fees	7,876,652	16,855,473	253,739
Administration fees	4,173,151	25,364,235	371,819
Custody	525,110	3,371,095	50,748
Shareholder servicing fees	5,842,859	28,058,990	0
Portfolio accounting fees	158,235	626,092	147,224
Transfer agent
Class A	407,809	0	0
Institutional Class	0	137,653	60,037
Service Class	32,507	1,533,366	0
Legal and Audit fees	35,748	42,956	30,937
Registration fees	382,972	603,807	125,679
Directors’ fees	6,347	6,382	6,382
Shareholder reports	117,990	107,413	4,006
Other	47,024	254,949	2,704

TOTAL EXPENSES	19,606,404	76,962,411	1,053,275

LESS:
Waived fees and reimbursed expenses	(3,026,815)	(9,038,438)	(546,583)
Net expenses	16,579,589	67,923,973	506,692

NET INVESTMENT INCOME	19,492,554	232,012,539	3,287,593

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM INVESTMENTS	235,208	1,076,740	12,372

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,727,762	$233,089,279	$3,299,965

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED MARCH 31, 2003	MONEY MARKET FUNDS

Government Money Market	National Tax-Free Institutional Money Market	100% Treasury Money Market	Prime Investment Institutional Money Market	Prime Investment Money Market	Treasury Plus Institutional Money Market

$91,928,077	$23,476,933	$44,612,531	$5,042,730	$41,626,271	$37,340,551
0	0	0	518	0	0

91,928,077	23,476,933	44,612,531	5,043,248	41,626,271	37,340,551

18,510,692	1,556,404	9,862,127	300,449	2,460,649	2,311,424
8,042,531	2,354,749	4,288,029	447,010	3,724,500	3,458,765
1,057,754	311,281	563,550	60,090	492,130	462,285
474,159	3,616,965	426,623	0	6,151,623	2,809,631
227,377	115,509	152,947	73,059	121,320	151,575

36,151	0	1,791	0	0	0
0	4,052	0	32,482	0	51,139
261,734	144,866	157,446	0	25,542	131,300
35,945	35,945	28,934	30,937	35,945	34,943
78,439	38,341	306,831	50,631	434,465	56,961
6,382	6,382	6,382	6,382	6,382	6,382
178,366	66,285	113,939	3,005	74,828	73,051
62,258	19,707	46,967	2,704	21,090	21,766

28,971,788	8,270,486	15,955,566	1,006,749	13,548,474	9,569,222

(2,071,995)	(1,442,439)	(2,669,711)	(407,294)	(65,671)	(1,910,045)
26,899,793	6,828,047	13,285,855	599,455	13,482,803	7,659,177

65,028,284	16,648,886	31,326,676	4,443,793	28,143,468	29,681,374

460,738	68,020	109,493	42,878	108,812	11,432

$65,489,022	$16,716,906	$31,436,169	$4,486,671	$28,252,280	$29,692,806

MONEY MARKET FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA TAX-FREE MONEY MARKET FUND		CASH INVESTMENT MONEY MARKET FUND
	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

INCREASE IN NET ASSETS
Beginning net assets	$2,711,585,081	$2,678,493,851	$18,823,956,591	$15,639,924,161

OPERATIONS:
Net investment income (loss)	19,492,554	41,154,353	232,012,539	523,652,458
Net realized gain (loss) on sale of investments and foreign currency transactions	235,208	541,899	1,076,740	709,917

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	19,727,762	41,696,252	233,089,279	524,362,375

Distributions to shareholders:
From net investment income
Class A	(16,873,030)	(37,226,171)	N/A	N/A
Institutional Class	N/A	N/A	(85,639,688)	(142,382,551)
Service Class	(2,620,509)	(3,928,182)	(146,372,851)	(381,269,907)
From net realized gain on sales of investments
Class A	(115,803)	0	N/A	N/A
Institutional Class	N/A	N/A	(152,420)	(67,239)
Service Class	(15,435)	0	(282,560)	(161,238)

Capital shares transactions:
Proceeds from shares sold – Class A	2,886,230,813	3,366,248,451	N/A	N/A
Reinvestment of dividends – Class A	14,022,246	32,356,836	N/A	N/A
Cost of shares redeemed – Class A	(2,991,380,111)	(3,478,715,349)	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(91,127,052)	(80,110,062)	N/A	N/A

Proceeds from shares sold – Institutional Class	N/A	N/A	287,346,947,223	234,056,794,839
Reinvestment of dividends – Institutional Class	N/A	N/A	19,325,692	48,634,295
Cost of shares redeemed – Institutional Class	N/A	N/A	(287,669,168,584)	(231,959,687,974)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS—INSTITUTIONAL CLASS	N/A	N/A	(302,895,669)	2,145,741,160

Proceeds from shares sold – Service Class	476,426,238	419,369,428	34,274,299,406	37,811,535,135
Reinvestment of dividends – Service Class	2,314,388	3,791,040	87,283,110	243,531,133
Cost of shares redeemed – Service Class	(437,196,141)	(310,501,075)	(37,117,392,169)	(37,017,256,438)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SERVICE CLASS	41,544,485	112,659,393	(2,755,809,653)	1,037,809,830

INCREASE IN NET ASSETS	(49,479,582)	33,091,230	(3,058,063,562)	3,184,032,430

NET ASSETS:

ENDING NET ASSETS	$2,662,105,499	$2,711,585,081	$15,765,893,029	$18,823,956,591

Shares issued and redeemed:
Shares sold – Class A	2,886,241,038	3,366,248,450	N/A	N/A
Shares issued in reinvestment of dividends – Class A	14,022,246	32,356,836	N/A	N/A
Shares redeemed – Class A	(2,991,380,110)	(3,478,715,349)	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	(91,116,826)	(80,110,063)	N/A	N/A

Shares sold – Institutional Class	N/A	N/A	287,346,947,224	234,056,794,836
Shares issued in reinvestment of dividends – Institutional Class	N/A	N/A	19,325,692	48,634,295
Shares redeemed – Institutional Class	N/A	N/A	(287,668,882,040)	(231,959,687,974)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	N/A	N/A	(302,609,124)	2,145,741,157

Shares sold – Service Class	476,426,622	419,369,429	34,274,299,406	37,811,535,135
Shares issued in reinvestment of dividends – Service Class	2,314,388	3,791,040	87,283,110	243,531,133
Shares redeemed – Service Class	(437,196,140)	(310,501,075)	(37,117,399,088)	(37,017,256,438)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SERVICE CLASS	41,544,870	112,659,394	(2,755,816,572)	1,037,809,830

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(985)	$0	$(7,752)	$0

(1)	Fund commenced operations on July 31, 2001.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	MONEY MARKET FUNDS

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND		GOVERNMENT MONEY MARKET FUND		NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND
For the Year Ended March 31, 2003	For the Eight Months Ended March 31, 2002(1)	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

$59,576,824	$0	$5,896,987,284	$3,253,603,571	$1,572,155,033	$1,248,544,173

3,287,593	410,798	65,028,284	115,613,675	16,648,886	29,090,148

12,372	0	460,738	211,577	68,020	370,130

3,299,965	410,798	65,489,022	115,825,252	16,716,906	29,460,278

N/A	N/A	(1,837,311)	(2,721,725)	N/A	N/A
(3,287,592)	(410,798)	N/A	N/A	(1,353,229)	(1,879,216)
N/A	N/A	(63,195,521)	(112,891,950)	(15,295,663)	(27,210,932)

N/A	N/A	(19,974)	(441)	N/A	N/A
0	0	N/A	N/A	(2,183)	(18,064)
N/A	N/A	(493,768)	(15,200)	(21,865)	(283,300)

N/A	N/A	353,982,022	239,192,059	N/A	N/A
N/A	N/A	1,271,123	1,827,702	N/A	N/A
N/A	N/A	(254,182,834)	(168,909,420)	N/A	N/A

N/A	N/A	101,070,311	72,110,341	N/A	N/A

1,593,460,702	67,442,300	N/A	N/A	767,491,304	581,987,936
570,928	11,496	N/A	N/A	264,655	456,214
(1,160,447,730)	(7,876,972)	N/A	N/A	(778,969,274)	(509,535,625)

433,583,900	59,576,824	N/A	N/A	(11,213,315)	72,908,525

N/A	N/A	33,705,518,589	38,162,206,360	2,254,523,688	2,890,259,616
N/A	N/A	10,693,415	19,056,076	4,476,160	6,719,745
N/A	N/A	(34,630,966,892)	(35,610,185,000)	(2,291,433,975)	(2,646,345,792)

N/A	N/A	(914,754,888)	2,571,077,436	(32,434,127)	250,633,569

433,596,273	59,576,824	(813,742,129)	2,643,383,713	(43,603,476)	323,610,860

$493,173,097	$59,576,824	$5,083,245,155	$5,896,987,284	$1,528,551,557	$1,572,155,033

N/A	N/A	353,982,022	239,192,059	N/A	N/A
N/A	N/A	1,271,123	1,827,702	N/A	N/A
N/A	N/A	(254,182,684)	(168,909,420)	N/A	N/A

N/A	N/A	101,070,461	72,110,341	N/A	N/A

1,593,460,661	67,442,300	N/A	N/A	767,490,685	581,987,934
570,928	11,496	N/A	N/A	264,655	456,214
(1,160,447,731)	(7,876,972)	N/A	N/A	(778,969,273)	(509,535,625)

433,583,858	59,576,824	N/A	N/A	(11,213,933)	72,908,523

N/A	N/A	33,705,518,590	38,162,207,895	2,254,515,379	2,890,259,617
N/A	N/A	10,693,415	19,056,076	4,476,160	6,719,745
N/A	N/A	(34,630,950,201)	(35,610,185,000)	(2,291,433,975)	(2,646,345,792)

N/A	N/A	(914,738,196)	2,571,078,971	(32,442,436)	250,633,570

$1	$0	$0	$4,548	$(6)	$0

MONEY MARKET FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	100% TREASURY MONEY MARKET FUND
	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

INCREASE IN NET ASSETS
Beginning net assets	$2,663,835,087	$2,352,877,712

OPERATIONS:
Net investment income (loss)	31,326,676	67,166,024
Net realized gain (loss) on sale of investments and foreign currency transactions	109,493	950,960

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	31,436,169	68,116,984

Distributions to shareholders:
From net investment income
Class A	(1,614,815)	(3,798,635)
Institutional Class	N/A	N/A
Service Class	(30,020,000)	(63,664,743)
From net realized gain on sales of investments
Class A	(3,104)	(44,127)
Institutional Class	N/A	N/A
Service Class	(50,042)	(705,560)

Capital shares transactions:
Proceeds from shares sold – Class A	409,695,186	323,306,700
Reinvestment of dividends – Class A	1,510,309	3,809,651
Cost of shares redeemed – Class A	(363,853,473)	(263,424,839)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	47,352,022	63,691,512

Proceeds from shares sold – Institutional Class	N/A	N/A
Reinvestment of dividends – Institutional Class	N/A	N/A
Cost of shares redeemed – Institutional Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	N/A	N/A

Proceeds from shares sold – Service Class	15,915,545,320	11,436,509,850
Reinvestment of dividends – Service Class	6,217,119	17,087,616
Cost of shares redeemed – Service Class	(15,697,770,374)	(11,206,235,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SERVICE CLASS	223,992,065	247,361,944

INCREASE IN NET ASSETS	271,092,295	310,957,375

NET ASSETS:

ENDING NET ASSETS	$2,934,927,382	$2,663,835,087

Shares issued and redeemed:
Shares sold – Class A	409,695,186	323,306,699
Shares issued in reinvestment of dividends – Class A	1,510,309	3,809,651
Shares redeemed – Class A	(363,852,531)	(263,424,839)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	47,352,964	63,691,511

Shares sold – Institutional Class	N/A	N/A
Shares issued in reinvestment of dividends – Institutional Class	N/A	N/A
Shares redeemed – Institutional Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	N/A	N/A

Shares sold – Service Class	15,915,545,320	11,436,509,847
Shares issued in reinvestment of dividends – Service Class	6,217,119	17,087,616
Shares redeemed – Service Class	(15,697,765,127)	(11,206,235,522)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SERVICE CLASS	223,997,312	247,361,941

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$40,624	$308,137

(1)	Fund commenced operations on July 31, 2001.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	MONEY MARKET FUNDS

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND		PRIME INVESTMENT MONEY MARKET FUND		TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND
For the Year Ended March 31, 2003	For the Eight Months Ended March 31, 2002(1)	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

$140,966,932	$—	$2,006,493,390	$1,678,431,577	$2,063,967,798	$1,466,472,791

4,443,793	1,506,009	28,143,468	49,588,224	29,681,374	51,566,491
42,878	721	108,812	193,941	11,432	218,969

4,486,671	1,506,730	28,252,280	49,782,165	29,692,806	51,785,460

N/A	N/A	N/A	N/A	N/A	N/A
(4,443,793)	(1,506,009)	N/A	N/A	(16,390,043)	(20,969,300)
N/A	N/A	(28,143,468)	(49,588,224)	(13,291,330)	(30,597,191)

N/A	N/A	N/A	N/A	N/A	N/A
(33,858)	(880)	N/A	N/A	(46,882)	(136,710)
N/A	N/A	(86,851)	(330,467)	(38,008)	(184,409)

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

2,252,106,764	829,950,980	N/A	N/A	113,558,849,495	85,661,143,756
473,036	111,608	N/A	N/A	2,509,244	4,413,599
(2,166,771,309)	(689,095,497)	N/A	N/A	(112,901,219,091)	(85,175,706,208)

85,808,491	140,967,091	N/A	N/A	660,139,648	489,851,147

N/A	N/A	55,176,100,867	27,475,930,263	10,808,760,558	9,283,279,295
N/A	N/A	2,080,589	5,598,942	2,257,836	4,195,818
N/A	N/A	(55,366,332,911)	(27,153,330,866)	(10,761,579,243)	(9,179,729,103)

N/A	N/A	(188,151,455)	328,198,339	49,439,151	107,746,010

85,817,511	140,966,932	(188,129,494)	328,061,813	709,505,342	597,495,007

$226,784,443	$140,966,932	$1,818,363,896	$2,006,493,390	$2,773,473,140	$2,063,967,798

N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A

2,252,106,674	829,950,981	N/A	N/A	113,558,849,494	85,661,143,754
473,036	111,608	N/A	N/A	2,509,243	4,413,599
(2,166,771,310)	(689,095,497)	N/A	N/A	(112,901,208,629)	(85,175,706,208)

85,808,400	140,967,092	N/A	N/A	660,150,108	489,851,145

N/A	N/A	55,176,107,563	27,475,930,261	10,808,760,561	9,283,279,297
N/A	N/A	2,080,589	5,598,942	2,257,835	4,195,818
N/A	N/A	(55,366,332,911)	(27,153,330,866)	(10,761,560,441)	(9,179,729,103)

N/A	N/A	(188,144,759)	328,198,337	49,457,955	107,746,012

$0	$0	$4	$4	$(4,294)	$850

MONEY MARKET FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income

CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.03	0.00	(0.03)
November 8, 1999(2) to March 31, 2000	$1.00	0.01	0.00	(0.01)

CASH INVESTMENT MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
June 1, 1999 to March 31, 2000(3)	$1.00	0.04	0.00	(0.04)
June 1, 1998 to May 31, 1999	$1.00	0.05	0.00	(0.05)
June 1, 1997 to May 31, 1998	$1.00	0.05	0.00	(0.05)

INSTITUTIONAL CLASS
April 1, 2002 to March 31, 2003	$1.00	0.02	0.00	(0.02)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
November 8, 1999(2) to March 31, 2000	$1.00	0.02	0.00	(0.02)

GOVERNMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
July 31, 2001(2) to March 31, 2002	$1.00	0.02	0.00	(0.02)

GOVERNMENT MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.05	0.00	(0.05)
June 1, 1999 to March 31, 2000(3)	$1.00	0.04	0.00	(0.04)
June 1, 1998 to May 31, 1999	$1.00	0.05	0.00	(0.05)
June 1, 1997 to May 31, 1998	$1.00	0.05	0.00	(0.05)

NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.04	0.00	(0.04)
June 1, 1999 to March 31, 2000(3)	$1.00	0.03	0.00	(0.03)
June 1, 1998 to May 31, 1999	$1.00	0.03	0.00	(0.03)
June 1, 1997 to May 31, 1998	$1.00	0.03	0.00	(0.03)

INSTITUTIONAL CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.04	0.00	(0.04)
November 8, 1999(2) to March 31, 2000	$1.00	0.01	0.00	(0.01)

100% TREASURY MONEY MARKET FUND

SERVICE CLASS
April 1,2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 March 31, 2001	$1.00	0.05	0.00	(0.05)
June 1, 1999 to March 31, 2000(3)	$1.00	0.04	0.00	(0.04)
June 1, 1998 to May 31, 1999	$1.00	0.04	0.00	(0.04)
June 1, 1997 to May 31, 1998	$1.00	0.05	0.00	(0.05)

FINANCIAL HIGHLIGHTS	MONEY MARKET FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)						Total Return	Net Assets at End of Period (000's omitted)
		Net Investment Income		Net Expenses		Gross Expenses(1)

0.00	1.00	0.90%		0.45%		0.50%		0.93%	$304,422
0.00	1.00	1.62%		0.45%		0.49%		1.75%	$262,866
0.00	1.00	3.10%		0.45%		0.57%		3.20%	$150,149
0.00	1.00	2.69%		0.45%		0.51%		1.10%	$75,697

0.00	1.00	1.31%		0.48%		0.54%		1.31%	$10,590,565
0.00	1.00	2.91%		0.48%		0.54%		3.05%	$13,345,951
0.00	1.00	5.94%		0.48%		0.54%		6.14%	$12,307,775
0.00	1.00	5.23%	(4)	0.48%	(4)	0.54%	(4)	4.37%	$9,082,788
0.00	1.00	4.91%	(4)	0.48%	(4)	0.57%	(4)	5.04%	$5,481,802
0.00	1.00	5.29%	(4)	0.48%	(4)	0.57%	(4)	5.42%	$4,685,818

0.00	1.00	1.52%		0.25%		0.28%		1.54%	$5,175,328
0.00	1.00	3.14%		0.25%		0.28%		3.28%	$5,478,005
0.00	1.00	6.16%		0.25%		0.31%		6.38%	$3,332,149
0.00	1.00	5.77%		0.25%		0.30%		2.29%	$2,116,276

0.00	1.00	1.30%		0.20%		0.42%		1.47%	$493,173
0.00	1.00	1.84%		0.12%		0.79%		1.59%	$59,577

0.00	1.00	1.24%		0.50%		0.54%		1.27%	$4,837,603
0.00	1.00	2.67%		0.50%		0.52%		2.86%	$5,752,411
0.00	1.00	5.79%		0.50%		0.56%		5.97%	$3,181,143
0.00	1.00	4.94%		0.50%		0.54%		4.18%	$3,433,956
0.00	1.00	4.69%		0.50%		0.52%		4.81%	$3,368,534
0.00	1.00	5.08%		0.50%		0.51%		5.20%	$2,260,208

0.00	1.00	1.06%		0.45%		0.55%		1.07%	$1,401,583
0.00	1.00	1.96%		0.45%		0.54%		2.05%	$1,433,976
0.00	1.00	3.68%		0.45%		0.56%		3.78%	$1,183,279
0.00	1.00	3.05%		0.45%		0.57%		2.58%	$1,124,073
0.00	1.00	2.91%		0.45%		0.57%		2.97%	$1,019,589
0.00	1.00	3.32%		0.45%		0.59%		3.39%	$977,693

0.00	1.00	1.23%		0.29%		0.29%		1.23%	$126,969
0.00	1.00	2.05%		0.30%		0.38%		2.20%	$138,179
0.00	1.00	3.86%		0.30%		0.37%		3.93%	$65,265
0.00	1.00	3.43%		0.30%		0.31%		1.36%	$23,134

0.00	1.00	1.12%		0.46%		0.55%		1.15%	$2,725,643
0.00	1.00	2.53%		0.46%		0.55%		2.68%	$2,501,888
0.00	1.00	5.41%		0.46%		0.55%		5.59%	$2,254,618
0.00	1.00	4.67%		0.46%		0.54%		3.94%	$1,702,250
0.00	1.00	4.34%		0.46%		0.53%		4.49%	$1,548,549
0.00	1.00	4.89%		0.46%		0.54%		5.00%	$1,440,515

MONEY MARKET FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income

PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
July 31, 2001(2) to March 31, 2002	$1.00	0.02	0.00	(0.02)

PRIME INVESTMENT MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
June 1, 1999 to March 31, 2000(3)	$1.00	0.04	0.00	(0.04)
September 2, 1998 (2) to May 31, 1999	$1.00	0.04	0.00	(0.04)

TREASURY PLUS INSTITUTIONAL MONEY MARKET FUND

SERVICE CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
April 1, 1999 to March 31, 2000	$1.00	0.05	0.00	(0.05)
April 1, 1998 to March 31, 1999	$1.00	0.05	0.00	(0.05)

INSTITUTIONAL CLASS
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
April 1, 1999 to March 31, 2000	$1.00	0.05	0.00	(0.05)
April 1, 1998 to March 31, 1999	$1.00	0.05	0.00	(0.05)

FINANCIAL HIGHLIGHTS	MONEY MARKET FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)						Total Return	Net Assets at End of Period (000's omitted)
		Net Investment Income		Net Expenses		Gross Expenses(1)

0.00	1.00	1.48%		0.20%		0.34%		1.50%	$226,784
0.00	1.00	2.28%		0.13%		0.43%		1.58%	$140,967

0.00	1.00	1.14%		0.55%		0.55%		1.14%	$1,818,364
0.00	1.00	2.64%		0.55%		0.55%		2.80%	$2,006,493
0.00	1.00	5.72%		0.55%		0.63%		6.02%	$1,678,432
0.00	1.00	5.15%	(4)	0.55%	(4)	0.93%	(4)	4.30%	$222,523
0.00	1.00	4.69%	(4)	0.54%	(4)	0.74%	(4)	3.59%	$68,771

0.00	1.00	1.18%		0.46%		0.55%		1.20%	$1,207,609
0.00	1.00	2.54%		0.46%		0.53%		2.73%	$1,158,202
0.00	1.00	5.64%		0.46%		0.55%		5.83%	$1,050,508
0.00	1.00	5.04%		0.45%		0.63%		4.76%	$468,150
0.00	1.00	4.70%		0.45%		0.70%		4.83%	$447,886

0.00	1.00	1.38%		0.21%		0.29%		1.45%	$1,565,864
0.00	1.00	2.78%		0.21%		0.29%		2.97%	$905,766
0.00	1.00	5.88%		0.25%		0.30%		6.05%	$415,965
0.00	1.00	4.81%		0.25%		0.40%		4.98%	$390,592
0.00	1.00	4.92%		0.25%		0.41%		5.04%	$493,987

MONEY MARKET FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)

During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2)	Commencement of operations.

(3)	The Fund changed its fiscal year-end from May 31 to March 31.

(4)	Included expenses allocated from the affiliated Portfolio(s) in which the Fund invested.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the California Tax-Free Money Market, Cash Investment Money Market, Government Money Market, Government Institutional Money Market, National Tax-Free Institutional Money Market, 100% Treasury Money Market, Prime Investment Money Market, Prime Investment Institutional Money Market and Treasury Plus Institutional Money Market Funds (each, a “Fund”, collectively, the “Funds”), each with the exception of the California Tax-Free Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

The California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds offer Class A and Service Class shares. The Cash Investment Money Market, National Tax-Free Institutional Money Market, and Treasury Plus Institutional Money Market Funds offer Service Class and Institutional Class shares. The Prime Investment Money Market Fund only offers Service Class shares. The Government Institutional Money Market and Prime Investment Institutional Money Market Funds only offer Institutional Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), and transfer agency fees. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

Each Fund, with the exception of the 100% Treasury Money Market, California Tax-Free Money Market, and National Tax-Free Institutional Money Market Funds, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

Fund	Undistributed Net Investment Income	Undistributed Net Realized Gain/(Loss)	Paid-in Capital
100% Treasury Money Market Fund	$40,626	$(40,626)	$0
California Tax-Free Money Market Fund	0	(68,124)	68,124
Cash Investment Money Market Fund	(7,752)	0	7,752
National Tax-Free Institutional Money Market Fund	0	(14,085)	14,085
Treasury Plus Institutional Money Market Fund	(5,145)	5,145	0

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986 (“Code”), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2003.

3. ADVISORY FEES

The Trust has entered into separate advisory contracts on behalf of the Funds with Wells Fargo Funds Management, LLC (“Funds Management”). Pursuant to the advisory contracts, Funds Management has agreed to provide the following Funds with daily portfolio management, for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

Fund	% of Average Daily Net Assets
California Tax-Free Money Market Fund	0.30
Cash Investment Money Market Fund	0.10
Government Money Market Fund	0.35
Government Institutional Money Market Fund	0.10
National Tax-Free Institutional Money Market Fund	0.10
100% Treasury Money Market Fund	0.35
Prime Investment Money Market Fund	0.10
Prime Investment Institutional Money Market Fund	0.10
Treasury Plus Institutional Money Market Fund	0.10

Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. (“Wells Fargo Bank”), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds’ adviser is responsible for

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET FUNDS

implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund’s average daily net assets up to $1 billion and 0.04% of each Fund’s average daily net assets in excess of $1 billion.

4. ADMINISTRATION AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator of the Funds and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with the Funds. Under this Agreement, for providing administrative services, which now include paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.17% of the average daily net assets of a Fund’s Service Class shares, 0.27% of the average daily net assets of a Fund’s Class A shares, and 0.13% of the average daily net assets of a Fund’s Institutional Class shares.

5. TRANSFER AGENT FEES

The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services (“BFDS”). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds. Effective March 1, 2003, BFDS is entitled to receive fees from the administrator for its services as transfer agent. Prior to March 1, 2003, BFDS was entitled to receive a per account fee plus transaction fees, certain out-of-pocket costs and a complex based fee. The transfer agency fees paid by the Funds for the period ended March 31, 2003 are disclosed on the Statements of Operations.

6. SHAREHOLDER SERVICING FEES

The Trust has entered into contracts on behalf of the Funds, except for the Government Institutional Money Market and the Prime Investment Institutional Money Market Funds, with numerous shareholder servicing agents. The California Tax-Free, Government Money Market and 100% Treasury Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Class A shares for these services. The Cash Investment Money Market, National Tax-Free Institutional Money Market, Prime Investment Money Market, and Treasury Plus Institutional Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Service Class shares. No fee is charged for Service Class shares of the California Tax-Free Money Market, Government Money Market, and 100% Treasury Money Market Funds, and Institutional Class shares of the Cash Investment Money Market, National Tax-Free Institutional Money Market and Treasury Plus Institutional Money Market Funds.

The shareholder servicing fees paid on behalf of the Funds for the period ended March 31, 2003 were as follows:

Fund	Class A	Service Class
California Tax-Free Money Market Fund	$5,842,859	$0
Cash Investment Money Market Fund	N/A	28,058,990
Government Money Market Fund	474,159	0
National Tax-Free Institutional Money Market Fund	N/A	3,616,965
100% Treasury Money Market Fund	426,623	0
Prime Investment Money Market Fund	N/A	6,151,623
Treasury Plus Institutional Money Market Fund	N/A	2,809,631

MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive an annual asset based fund complex fee, an annual fee of $20,000 from the Funds and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC (“Forum”) served as fund accountant and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

In addition, the Trust has entered into contracts on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended March 31, 2003, were waived by Funds Management.

Fund	Total Fees Waived by Funds Management
California Tax-Free Money Market Fund	$3,026,815
Cash Investment Money Market Fund	9,038,438
Government Money Market Fund	546,583
Government Institutional Money Market Fund	2,071,995
National Tax-Free Institutional Money Market Fund	1,442,439
100% Treasury Money Market Fund	2,669,711
Prime Investment Institutional Money Market Fund	407,294
Prime Investment Money Market Fund	65,671
Treasury Plus Institutional Money Market Fund	1,910,045

9. DISTRIBUTION TO SHAREHOLDERS

On April 30, 2003, the Funds paid dividends per share as shown below:

Fund	Dividend per Share
California Tax-Free Money Market Fund – Service Class	0.0005711900
Cash Investment Money Market Fund – Institutional Class	0.0009738944
Cash Investment Money Market Fund – Service Class	0.0007785490
Government Money Market Fund	0.0007294297
Government Institutional Money Market Fund	0.0009371467
National Tax-Free Institutional Money Market Fund – Institutional Class	0.0007861674
National Tax-Free Institutional Money Market Fund – Service Class	0.0006333737
100% Treasury Money Market Fund – Service Class	0.0006322337
Prime Investment Money Market Fund – Service Class	0.0006672010
Prime Investment Institutional Money Market Fund	0.0009834804
Treasury Plus Institutional Money Market Fund –Institutional Class	0.0009157914
Treasury Plus Institutional Money Market Fund – Service Class	0.0007033854

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET FUNDS

The tax character of distributions paid during March 31, 2003 and March 31, 2002 was as follows:

	Tax-exempt Income		Ordinary Income		Long-Term Capital Gain		Dividends Paid On Redemption		Total
Fund Name	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
California Tax-Free Money Market Fund	$19,493,539	$41,154,353	$0	$0	$131,238	$0	$68,124	$0	$19,692,901	$41,154,353
Cash Investment Money Market Fund	0	0	232,447,519	523,880,935	0	0	0	0	232,447,519	523,880,935
Government Money Market Fund	0	0	65,546,574	115,629,316	0	0	0	0	65,546,574	115,629,316
Government Institutional Money Market Fund	0	0	3,287,592	410,798	0	0	0	0	3,287,592	410,798
National Tax-Free Institutional Money Market Fund	16,648,892	29,090,148	24,048	301,364	0	0	14,085	0	16,687,025	29,391,512
100% Treasury Money Market Fund	0	0	31,687,961	68,213,065	0	0	0	0	31,687,961	68,213,065
Prime Investment Money Market Fund	0	0	28,230,319	49,918,691	0	0	0	0	28,230,319	49,918,691
Prime Investment Institutional Money Market Fund	0	0	4,477,651	1,506,889	0	0	0	0	4,477,651	1,506,889
Treasury Plus Institutional Money Market Fund	0	0	29,766,263	51,887,610	0	0	0	0	29,766,263	51,887,610

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Total
California Tax-Free Money Market Fund	$1,147,003	$0	$36,832	$0	$1,183,835
Cash Investment Money Market Fund	0	13,460,664	0	0	13,460,664
Government Money Market Fund	0	4,094,691	0	0	4,094,691
Government Institutional Money Market Fund	0	528,305	0	0	528,305
National Tax-Free Institutional Money Market Fund	998,414	8,122	2,506	(1,011)	1,008,031
100% Treasury Money Market Fund	0	1,857,231	0	(133)	1,857,098
Prime Investment Money Market Fund	0	1,469,378	0	0	1,469,378
Prime Investment Institutional Money Market Fund	0	232,998	0	0	232,998
Treasury Plus Institutional Money Market Fund	0	2,153,919	0	(54)	2,153,865

The difference between book-basis and tax-basis net unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

MONEY MARKET FUNDS	INDEPENDENT AUDITORS’ REPORT

TO THE INSTITUTIONAL AND SERVICE CLASS SHAREHOLDERS AND BOARD OF TRUSTEES WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities of California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Institutional Money Market Fund, Government Money Market Fund, National Tax-Free Institutional Money Market Fund, 100% Treasury Money Market Fund, Prime Investment Institutional Money Market Fund, Prime Investment Money Market Fund, and Treasury Plus Institutional Money Market Fund (nine of the funds comprising Wells Fargo Funds Trust), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2003, the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

May 16, 2003

MONEY MARKET FUNDS	BOARD OF TRUSTEES

TAX INFORMATION (UNAUDITED)

For federal and California income tax purposes, the California Tax-Free Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code.

For federal income tax purposes, the National Tax-Free Institutional Money Market Fund designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code.

For the year ended March 31, 2003, the California Tax-Free Money Market Fund and the National Tax-Free Institutional Money Market Fund designates $235,208 and $2,506, respectively, as long-term capital gain distributions, pursuant to Section 852(b)(3) of the Code.

For California income tax purposes, the 100% Treasury Money Market Fund and the Treasury Plus Institutional Money Market Fund designate 99.94% and 50.65%, respectively, of the distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectuse and the Statement of Additional Information* of the Funds. Each of the Trustees and Officers listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy. Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

BOARD OF TRUSTEES	MONEY MARKET FUNDS

OFFICERS
Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 43	President since 2003

Senior Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000

None

Denise R. Lewis 39	Treasurer since 2003

Vice President of Wells Fargo Bank, N.A. Vice President of Financial Reporting and Accounting of Wells Fargo Funds Management, LLC. Prior thereto, Senior Vice President of The Wadsworth Group until December 2000.

None

C. David Messman 42	Secretary since 2000	Vice President and Managing Counsel of Wells Fargo Bank, N.A. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

MONEY MARKET FUNDS	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

More information about *Wells Fargo Funds*® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the *Wells Fargo Funds*. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the *Wells Fargo Funds*. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by **Stephens Inc.**, Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

AR 006 (3/03)

WELLS FARGO
FUNDS

Wells Fargo Money Market Trust Funds

Annual Report

California Tax-Free Money Market Trust

Money Market Trust

National Tax-Free Money Market Trust

March 31, 2003

MONEY MARKET TRUSTS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

MONEY MARKET FUNDS

DEAR VALUED SHAREHOLDER,

During the 12-month period that ended March 31, 2003, investors witnessed a continuation of economic conditions that have shaken financial markets throughout the past three years. Although signs of a budding economic recovery heartened investors in the fourth quarter of 2002, mounting geopolitical tensions ultimately clouded the investment horizon.

OVERVIEW OF FINANCIAL MARKETS

In the period that ultimately led up to a war in Iraq, most businesses avoided investment, fearing the potential of terrorism and the disruption of worldwide oil supplies. Yet, with war approaching, oil prices surged to nearly $40 a barrel. These factors had a predictable effect on the U.S. economy, turning a promising growth recovery into a near recession.

With consumers distracted by the impending U.S. military campaign, many business sectors, including telecommunications, information technology and airlines, faced lackluster demand for their products and services, and were ultimately forced to lay off more workers. Manufacturing activity also pulled back in March 2003 for the first time in five months. Against this backdrop, some economists trimmed their growth forecasts for the U.S. economy from 4.5%-5% to a more moderate 2.5%-3% rate for calendar year 2003.

Still, we believe there are reasons for renewed optimism. By the end of the period, oil prices had fallen to levels that existed prior to the increased tensions with Iraq, aiding consumers and businesses. Consumer spending — which drives two-thirds of U.S. economic activity — was relatively strong, with consumers taking advantage of low interest rates to finance big-ticket purchases. More importantly, the potential for a quick U.S. victory in Iraq followed by a smooth transition to civilian rule may set the stage for a stock market rally, with the atmosphere of fear and uncertainty yielding to renewed investor confidence.

WELLS FARGO MONEY MARKET FUNDS

The Federal Reserve Board has trimmed short-term interest rates 12 times over the past three years in an attempt to revive the economy, including a surprise 50 basis point cut in November 2002. In turn, falling short-term interest rates have sent yields on money market funds to their lowest levels in a generation. Despite a challenging environment for investors, Wells Fargo Money Market Funds achieved their investment objective of maintaining a stable share price.

Keep in mind that no one can accurately predict the future direction of short-term interest rates. While other fund managers have made aggressive bets on the direction of rates in an effort to boost yield, we have taken a more prudent approach. Put simply, we believe that we have positioned the funds with the intent of weathering changing economic conditions — and to continue to meet shareholder liquidity needs.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

The economy continues to face several hurdles. For example, corporate earnings must improve in order to spark resurgence in business confidence, which could translate into renewed capital expenditures and job growth. Regardless of what lies ahead, investors should continue to follow the fundamental principals of investing — asset allocation and diversification — to achieve their long-term financial goals.

1

MONEY MARKET FUNDS

In closing, we thank you for the confidence in us that your investment in Wells Fargo Funds® represents. Please know that we are committed to helping you meet your financial needs through all market cycles. In the meantime, if you have any questions about your investment or need further assistance, please call your investment professional or Wells Fargo Funds Investor Services at 1-800-222-8222. You may also visit us at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

2

MONEY MARKET OVERVIEW	MONEY MARKET FUNDS

MONEY MARKET OVERVIEW

This report covers the 12-month period ended March 31, 2003.

At the beginning of this reporting period, many investors believed that short-term interest rates could not go lower and that a rate increase was just around the corner. By the end of the period, however, many investors expected that interest rates might soon decline even further, and that no rate increases loomed on the horizon. Just as expectations were wrong a year ago, it is possible that interest rates may increase this year.

PRIME MONEY MARKET SECURITIES

The shape of the yield curve over the reporting period revealed dramatic changes in the prime markets. Short-term money market rates remained surprisingly stable, with the federal funds rate standing at 1.75% in March 2002, where it remained until the Federal Reserve Board (the Fed) unexpectedly lowered the rate to 1.25% in November 2002.

In April 2002, the yield curve sloped upward, with yields increasing in proportion to the maturity of the investment. This appeared to support the consensus that interest rates could increase in the near future — a belief based upon strong economic growth in the first quarter of 2002. But as time passed and the economy lost momentum, investors began to lengthen the time horizon for the expected rate increase. Once this happened, longer-term money market rates began a steady decline.

By June 2002, the one-year London Interbank Offered Rate — a rate that the most creditworthy international banks dealing in Euro currency charge each other for large loans — had declined more than 50 basis points in three months. In August 2002, one-year and three-month interest rates converged — a development indicating investor expectations of stable yet low interest rates. By November 2002, short-term rates plummeted yet another 50 basis points, with longer-term money market rates charting the same course. In short, the collective scenario of steady, low interest rates continued to play out, albeit at 50 basis points lower.

Credit quality concerns also plagued the bond market over the reporting period. Downgrades of high-quality issuers triggered an exodus from money market funds, which ultimately shut many commercial paper issuers out of the marketplace. These issuers were forced to turn toward banks for liquidity, which translated into higher borrowing costs and a limited availability of back-up credit lines. Suddenly, the issuance of commercial paper became a less attractive financing option.

Although the supply of money market instruments — particularly commercial paper — continued to decrease in 2002, attractive long-term rates enabled some borrowers to extend their debt. This strategy helped some borrowers improve their balance sheets. The total commercial paper outstanding dropped from $1.358 trillion as of March 31, 2002 to $1.313 trillion as of March 31, 2003, and by the end of the first quarter in 2003, the figure was 19% lower than its peak in November 2000.

U.S. TREASURY SECURITIES

The U.S. Treasury market was influenced by events shaping the stock market, including a weak economy, the prospect of war, and the subsequent military conflict. While the yield curve began the reporting period with a positive slope, the curve soon inverted for investments maturing in one to six months. For most of the reporting period, U.S. Treasury repurchase agreements yielded more than term investments. Then again, longer-term investments prior to the November 2002 interest rate cut — and with maturities beyond November — outperformed repurchase agreements. Yet with a growing federal budget deficit, the supply of U.S. Treasury securities increased dramatically in February 2003, resulting in tighter spreads.

U.S. GOVERNMENT AGENCY SECURITIES

Throughout the year, overall spreads on U.S. Government Agency securities tightened to the London Interbank Offered Rate. This tightening reflected the overall low level of interest rates coupled with concerns that the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation were facing risk management issues in a historically low interest rate environment. The number of callable bond issuances ballooned during the year, as investors seeking higher yields eagerly sold three-month call options on 13-month debt. This strategy worked well for part of 2002, yet backfired when the Fed trimmed short-term rates in November. By March 31, 2003, we found ourselves immersed in a yield environment where the 13-month callable structure was the only offering to exceed overnight repurchase agreements in yield.

3

MONEY MARKET FUNDS	MONEY MARKET OVERVIEW

TAX-FREE SECURITIES

As the 12-month period progressed, municipalities contended with diminishing tax receipts of unprecedented proportions. This led to budget deficits exceeding $100 billion. Amid their weakened finances and historically low rates, issuers of municipal securities flocked to the securities markets. The market forces of supply and demand drove municipal yields up to taxable levels. In fact, one-year general market paper traded at an average of 80% of U.S. Treasury securities, a 15% increase over their historical average.

The spread between variable rate securities and one-year notes fell 81 basis points in April 2002, to negative five basis points in March 2003. The primary force behind the lower variable rate spread was the vast supply of new issues. Indeed, issuers found that it was often cheaper to issue variable rate securities, then use the swap market to hedge interest rate risk. However, in order to attract buyers for these billion-dollar deals, issuers were forced to increase yields. In general, variable rate securities underperformed other money market instruments due to the Fed’s unanticipated interest rate cut in November 2002.

STRATEGIC OUTLOOK

This prolonged period of low interest rates has lulled many investors into dismissing the possibility of higher rates. Yet, aggressive bets on the direction of interest rates — a strategy designed to boost yields — can lead to disappointment. We have taken a more conservative approach in positioning the funds to weather the challenging interest rate environment.

4

PRIMARY INVESTMENTS	MONEY MARKET TRUSTS

PRIMARY INVESTMENTS*

	U.S. Treasury Securities	Repurchase Agreements	U.S. Government Obligations	Commercial Paper	Certificates of Deposit/ Bankers Acceptances	Time Deposits	Floating/ Variable Rate Notes/Bonds	Mortgage and Other Asset- Backed Securities	Corporate Notes/Bonds	Municipal Obligations

Money Market	X	X	X	X	X	X	X	X	X

National Tax-Free										X

California Tax-Free										X

*  The chart highlights some of the primary investments that the Trusts may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Trust.

5

MONEY MARKET TRUSTS	PERFORMANCE HIGHLIGHTS

CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The Wells Fargo California Tax-Free Money Market Trust (the Trust) seeks high current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

TRUST MANAGERS

Dave Sylvester

Julio C. Bonilla

INCEPTION DATE

05/05/97

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	Life of Fund

Wells Fargo California Tax-Free Money Market Trust	1.18	2.49	2.61

Benchmark

iMoneyNet California State Specific Institutional Money Fund Average[2]	0.94	2.48	2.64

TRUST YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.96%

7-Day Compound Yield	0.96%

30-Day Simple Yield	0.91%

30-Day Compound Yield	0.91%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Average Maturity	28 days

Number of Holdings	159

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust’s Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Trust’s yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust’s Adviser has committed through July 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust returns would have been lower. Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

3 Portfolio holdings are subject to change.

6

PERFORMANCE HIGHLIGHTS	MONEY MARKET TRUSTS

MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The Wells Fargo Money Market Trust (the Trust) seeks current income and stability of principal.

TRUST MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

9/17/90

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo Money Market Trust	1.58	4.40	4.65

Benchmark

iMoneyNet First Tier Institutional Money Fund Average[2]	1.34	4.56	5.56

TRUST YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	1.17%

7-Day Compound Yield	1.17%

30-Day Simple Yield	1.19%

30-Day Compound Yield	1.19%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Average Maturity	51 days

Number of Holdings	75

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust’s Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Trust’s yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust’s returns would have been lower.

Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings are subject to change.

7

MONEY MARKET TRUSTS	PERFORMANCE HIGHLIGHTS

NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The Wells Fargo National Tax-Free Money Market Trust (the Trust) seeks a high level of income exempt from federal income tax, while preserving capital and liquidity.

TRUST MANAGERS

Dave Sylvester

Julio C. Bonilla

INCEPTION DATE

11/10/97

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	Life of Fund

Wells Fargo National Tax-Free Money Market Trust	1.30	2.80	2.84

Benchmark

iMoneyNet Tax-Free Institutional Money Fund Average[2]	1.01	2.71	2.78

TRUST YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	1.03%

7-Day Compound Yield	1.03%

30-Day Simple Yield	0.98%

30-Day Compound Yield	0.99%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	48 days

Number of Holdings	161

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust’s Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Trust’s yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust’s returns would have been lower.

Performance shown for the Wells Fargo National Tax-Free Money Market Trust for the periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.

3 Portfolio holdings are subject to change.

8

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET TRUSTS

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 98.68%

California – 96.13%

$4,400,000	(Tob) Los Angeles Department Of Water And Power Putter 184§	1.20%	07/01/2022	$4,400,000

1,000,000	ABAG Finance Authority For Nonprofit Corporation CA Revenue Var-Jewish Community Ctr Project§	1.25	11/15/2031	1,000,000

2,000,000	ABAG Finance Authority For Nonprofit Corporation CA Revenue Var-Lease-Pass Through Obligations-A§	1.15	07/01/2008	2,000,000

2,600,000	Alameda-Contra Costa CA Schools Financing Authority Cop Variable Capital Improvements Financing Projects Series G§	1.20	08/01/2024	2,600,000

1,500,000	Alvord California University School District Cop Var-Food Svcs Bridge Fdg Prog FSA Insured§	1.05	06/01/2037	1,500,000

2,400,000	Alvord California University School District Financing Corporation Cop Variable Refinancing Project Loc-KBC Bank Insured§	1.20	09/01/2019	2,400,000

12,150,000	Azusa California Multifamily Housing Revenue Pacific Glen Apartments Pj§	1.10	07/15/2015	12,150,000

3,288,000	Buena Park CA MFHR Walden Glen Apartments Project Series A§	1.15	02/15/2033	3,288,000

5,400,000	CA Statewide Communities Dev Authority Rev (Fremont – Rideout Health Group) Series 2001A§	1.05	01/01/2031	5,400,000

3,300,000	California Cities Home Ownership Authority Housing Revenue Lease Purchase Program Project Series A Sutro & Company Incorporated Collateralized By FHLMC§	1.15	09/01/2006	3,300,000

2,000,000	California Community HFA Housing Revenue Series A Collateralized By FHLMC§	1.15	02/01/2007	2,000,000

4,000,000	California Education Facilities Authority Revenue – Stanford University Series L-6§	1.05	10/01/2022	4,000,000

3,840,000	California Educational Facilities Authority Revenue Series a§	1.25	12/01/2032	3,840,000

2,000,000	California Health Facilities Financing Authority (Santa Barbara Cottage Hospital) Series 1985 Cdn§	1.10	09/01/2015	2,000,000

1,400,000	California Health Facility Financing Auth Adventist Health Systems Series B KBC Bank Insured§	1.20	09/01/2025	1,400,000

2,500,000	California Healthcare Facility Fin Authority Revenue FSA Insured Series-26§	1.12	06/01/2022	2,500,000

20,000,000	California HFA Home Mortgage Revenue Bonds Series 2000J§	1.11	08/01/2031	20,000,000

5,135,000	California HFA Housing Revenue Home Mortgage Project Series U FSA Insured§	1.13	02/01/2031	5,135,000

1,000,000	California HFA Rev Series U MBIA Insured§	1.15	02/01/2017	1,000,000

940,000	California HFA Single Fly Mortgage Series 83 FHA Insured§	1.17	08/01/2025	940,000

4,800,000	California Hlth Facs Fin Authority Hospital Revenue Bonds Series 1998B§	1.20	09/01/2028	4,800,000

1,000,000	California Housing Finance Agency Revenue Adj Home Mtg Ser J§	1.13	02/01/2032	1,000,000

6,500,000	California Housing Finance Agency Revenue Multifamily Housing Revenue Bonds Iii 2000 Series A§	1.16	02/01/2035	6,500,000

3,905,000	California Housing Finance Agency Revenue P-Floats-Pa 539R§	1.14	02/01/2005	3,905,000

6,520,000	California Housing Finance Agency Series-R (AMBAC/Lloyds)§	1.20	08/01/2032	6,520,000

9,800,000	California Infrastructure & Economic Development	0.97	08/12/2003	9,800,000

1,800,000	California Infrastructure & Economic Development	1.00	07/11/2003	1,800,000

5,000,000	California Infrastructure & Economic Development	1.00	06/30/2003	5,000,000

3,000,000	California Infrastructure & Economic Development Bank Tax-Exempt Cp Notes Series 2002	0.90	06/12/2003	3,000,000

11,640,000	California Infrastructure & Economic Development Revenue San Francisco Ballet Association§	1.15	07/01/2032	11,640,000

3,000,000	California Infrastructure & Economic Development	1.05	05/08/2003	3,000,000

11,900,000	California Pollution Control Financing A Solid Waste Disposal Revenue Bonds (Junior) (Shell Oil Company Martinez Project) Series 1994 A§	1.15	10/01/2024	11,900,000

9

MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$10,000,000	California Pollution Control Financing Authority Revenue Bonds Atlantic Richfield Co Project A§	1.18%	12/01/2024	$10,000,000

12,000,000	California School Cash Reserve Project Authority Pool Series A	3.00	07/03/2003	12,040,727

3,000,000	California State DWR Cent Vy Proj Rev Putters Ser 127§	1.20	12/01/2022	3,000,000

10,000,000	California State DWR Power Supply Rev Floaters-Ser 764§	1.15	05/01/2012	10,000,000

2,300,000	California State DWR Power supply Rev Var-Ser B-5§	1.20	05/01/2022	2,300,000

2,200,000	California State Floater Ser 391§	1.17	10/01/2030	2,200,000

2,000,000	California State DWR Power supply§	1.15	05/01/2022	2,000,000

25,600,000	California State DWR Power supply Rev§	1.18	05/01/2022	25,600,000

1,000,000	California State P-Floats-Pa-315 FSA Insured§	1.18	12/01/2003	1,000,000

1,400,000	California State Public Works Board Lease Variable Ctfs Series d§	1.14	12/01/2019	1,400,000

1,075,000	California State Series 239Z AMBAC Insured§	1.23	12/01/2032	1,075,000

3,500,000	California Statewide CDA Cop Jp Morgan Loc§	1.20	12/01/2018	3,500,000

8,700,000	California Statewide Communities Dev Authority Multifamily Rev Var-Hsg-Concord Green Apts-S§	1.20	06/01/2028	8,700,000

4,500,000	California Statewide Communities Authority Mulitfamily Revenue§	1.15	12/01/2034	4,500,000

3,000,000	California Statewide Communities Develop Solid Waste Facilities Revenue Bonds (Chevron U.S.A. Inc. Project) Series 1994§	1.15	12/15/2024	3,000,000

5,300,000	California Statewide Community Development Authority MFRA, Series W3§	1.20	04/01/2025	5,300,000

5,000,000	Castaic Union School District California Cfts Partner Var-Sch Fac Bridge Program§	1.10	09/01/2036	5,000,000

1,700,000	Chino Basin CA Financing Authority Revenue§	1.10	06/01/2032	1,700,000

5,500,000	City Of Los Angeles California General Obligation Series 1998-A P-Float§	1.14	03/01/2012	5,500,000

200,000	Concord, California Multi Family Housing Authority Revenue (Bel Air Apartments Project) Series 1986§	1.20	12/01/2016	200,000

11,000,000	Contra Costa County California Taxable And Revenue Anticipated Notes Series A	2.50	11/17/2003	11,075,197

8,000,000	Contra Costa County California Multifamily Housing Revenue Park Regency Series A§	1.10	08/01/2032	8,000,000

3,000,000	Contra Costa County CA Multifamily Hsg Rev§	1.15	07/15/2032	3,000,000

5,365,000	Contra Costa County CA Home Mtg Rev Var Rate Ctfs Ser A§	1.18	12/01/2010	5,365,000

4,575,000	Eagle CA Tax Exempt§	1.12	07/01/2027	4,575,000

6,000,000	Fresno CA Union School District Bd Antic Nts	1.10	02/19/2004	6,000,214

8,000,000	Fresno County California Tax & Revenue Anticipation Notes	3.00	07/01/2003	8,032,472

7,500,000	Golden Gate Bridge CA	1.00	06/18/2003	7,500,000

5,705,000	Kern CA High School District Series – 14 MBIA Insured§	1.12	02/01/2013	5,705,000

2,000,000	Lancaster CA Redevelopment Agency MFHR20Th Street Apartments Project Series C Collateralized By FNMA§	1.10	12/01/2026	2,000,000

5,400,000	Livermore CA MFHR Portola Apartments§	1.20	05/01/2019	5,400,000

3,715,000	Long Beach CA Harbor Revenue Series 418 FGIC Insured§	1.18	05/15/2020	3,715,000

2,800,000	Long Beach CA Hbe Rev – 651 FGIC Insured§	1.18	05/15/2019	2,800,000

2,600,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series 88 MBIA Insured§	1.18	08/15/2018	2,600,000

6,266,000	Los Angeles CA Metropolitan Transportation Revenue	0.95	04/04/2003	6,266,000

2,500,000	Los Angeles CA MFHR Loans To Lenders Project Series B FHLB Loc§	1.25	12/01/2026	2,500,000

2,495,000	Los Angeles CA Union School District FGIC Insured§	1.12	07/01/2015	2,495,000

2,810,000	Los Angeles CA University And School District Series 1179 MBIA Insured§	1.14	07/01/2019	2,810,000

8,945,000	Los Angeles CA USD Go FGIC Insured§	1.14	07/01/2021	8,945,000

6,730,000	Los Angeles CA USD Go FGIC Insured Rocs Series Ii-R-35§	1.12	07/01/2021	6,730,000

10

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET TRUSTS

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$2,400,000	Los Angeles CA Waste Water System Sewer Revenue Series B FGIC Insured§	1.25%	12/01/2031	$2,400,000

9,200,000	Los Angeles Calif Dept Arpt Rev Var-Sub-L A Intl Arpt-Ser C1§	1.10	05/15/2020	9,200,000

5,000,000	Los Angeles Calif Uni Sch Dist Merlots-Ser A22§	1.21	07/01/2022	5,000,000

1,000,000	Los Angeles CA Wastewater System Revenue Ref-Ser A	5.30	06/01/2004	1,027,023

11,445,000	Los Angeles CA Wastewater System Revenue Ref-Ser A§	5.70	06/01/2020	11,761,880

9,165,000	Los Angeles CA Wastewater & Power Rev Putters Ser 183§	1.20	07/01/2021	9,165,000

10,000,000	Los Angeles CA Wastewater & Power Rev Var Subser B-7§	1.15	07/01/2034	10,000,000

300,000	Los Angeles CA Wastewater & Power Rev Variable Rate Demand Revenue Bond Series 2002 A-4§	1.15	07/01/2035	300,000

9,600,000	Los Angeles CA Wastewater & Power Rev Variable Rate Demand Revenue Bond Series 2002 A-7§	1.15	07/01/2035	9,600,000

3,005,000	Los Angeles California Union School District Certificate Participation Ser B	2.25	10/01/2003	3,020,901

2,700,000	Los Angeles California Multifamily Revenue Housing-Broadway Plaza Project Series L§	1.35	12/01/2034	2,700,000

3,800,000	Los Angeles California Wastewater Systems Revenue Subordinate Series A§	1.25	12/01/2031	3,800,000

1,000,000	Los Angeles County CA Met Transn Authority Sales Tax Rev Floats Sg 46§	1.14	07/01/2017	1,000,000

7,250,000	Los Angeles County CA Santn Dists Fing Authority Rev Adj-Mun Tr Rcpts-Ser Sg-12§	1.15	10/01/2019	7,250,000

10,000,000	Los Angeles County CA Metro Transportation Authority Rev – Sgb I§	1.12	07/01/2025	10,000,000

885,000	Los Angeles County CA Metropolitan Transportation Authority Tax Revenue MBIA Insured§	1.14	07/01/2018	885,000

3,000,000	Los Angeles County CA Metropolitan Transportation Authority Transportation Revenue Fsa Insured§	1.12	07/01/2016	3,000,000

12,660,000	Los Angeles County California Taxable And Revenue Anticipated Notes Series A	3.00	06/30/2003	12,710,362

2,000,000	Los Angeles County Housing Authority Multifamily Revenue Bonds P Float Pt 639§	1.29	10/01/2031	2,000,000

4,000,000	Los Angeles CA Dept Wastewater & Power Rev§	1.15	07/01/2035	4,000,000

1,000,000	Metropolitan Wastewater Dist Southn CA Wastewaterwks Rev Merlots-A 21§	1.21	07/01/2021	1,000,000

27,500,000	Metropolitan Water District Southern California Series A(LBW: Stndby)§	1.15	07/01/2025	27,500,000

3,600,000	Modesto CA Irrigation District	0.95	04/09/2003	3,600,000

4,400,000	Modesto CA Irrigation District Financing Authority Revenue Series Sg66 MBIA Insured§	1.18	10/01/2015	4,400,000

1,120,000	Mount San Antonio California Community College District Series A	3.25	05/01/2003	1,121,180

2,000,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series Ii R 134 MBIA Insured§	1.12	07/01/2013	2,000,000

14,250,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series F MBIA Insured§	1.15	07/01/2022	14,250,000

2,700,000	Municipal Secs Trust Series 2001-136 Cl A§^	1.15	12/06/2018	2,700,000

8,769,851	Newman Capital Trust§	1.35	04/01/2032	8,769,851

500,000	Newport Beach CA Health Care Revenue Hoag Memorial Hospital Series C§	1.20	10/01/2026	500,000

4,600,000	Orange County CA Apartment Development Revenue Holly Oaks Series B Collateralized By FHLMC§	1.10	11/01/2022	4,600,000

2,495,000	Orange County CA Recovery Cof Series 128 MBIA Insured§	1.12	07/01/2019	2,495,000

20,100,000	Orange County CA Sanitation District Cop AMBAC Insured§	1.10	08/01/2013	20,100,000

6,700,000	Orange County California Special Fin. Authority. (Teeter Plan) Rev Bonds, Ser. C§	1.15	11/01/2014	6,700,000

6,000,000	Palo Alto CA Union School District Series II R 93§	1.12	08/01/2016	6,000,000

2,400,000	Port Of Oakland CA	0.98	06/10/2003	2,400,000

6,000,000	Port Of Oakland CA	1.05	05/28/2003	6,000,000

11

MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$4,500,000	Port Of Oakland CA	1.00%	06/18/2003	$4,500,000

4,000,000	Port Of Oakland CA	1.05	06/16/2003	4,000,000

3,500,000	Port Of Oakland CA	1.05	06/17/2003	3,500,000

3,400,000	Port Of Oakland CA	0.98	06/12/2003	3,400,000

1,500,000	Port Of Oakland CA	1.00	08/19/2003	1,500,000

1,600,000	Riverside-San Bernadino CA Housing & Finance Agency Lease Revenue Series A Societe Generale LOC§	1.20	07/01/2006	1,600,000

7,215,000	Sacramento CA MFHR Smoke Tree Apt Series A Collateralized By Fannie Mae§	1.10	04/15/2010	7,215,000

3,200,000	Sacramento CA Union School District FSA Insured§	1.15	07/01/2031	3,200,000

400,000	Sacramento County CA Multifamily Hsg Rev Var-Ref-Issue§	1.10	04/01/2026	400,000

10,800,000	Sacramento County CA Santn Dist Subordinate Lien Revenue Bonds Series 2000 C§	1.10	12/01/2030	10,800,000

3,000,000	Sacramento County CA HFA MFHR Arlington Creek Apartment Series 1 Collateralized By FNMA§	1.20	05/15/2034	3,000,000

5,000,000	Sacramento County CA HFA MFHR Stone Creek Apartments Project Collateralized by FNMA§	1.10	11/15/2027	5,000,000

2,000,000	Salinas California Apartment Development Revenue Bonds (The Mariner Villa Project)§	1.15	04/01/2005	2,000,000

15,000,000	San Bernardino County California Tax & Revenue Anticipation Notes	3.00	07/01/2003	15,048,541

10,400,000	San Diego CA MFHR Collateralized By FHLMC§	1.18	09/01/2004	10,400,000

1,275,000	San Diego CA Uni Sch Dist General Obligation Bonds Series Pa-804§	1.14	07/01/2022	1,275,000

5,826,000	San Diego CA Uni Sch Dist Series 758§	1.12	07/01/2027	5,826,000

2,210,000	San Diego CA County Sch Dist Nt Partnership Tax & Revenue Anticipation Notes Series B	3.00	07/31/2003	2,224,436

2,400,000	San Diego MFH La Cima Multifamily Housing Revenue Bonds§	1.05	12/01/2022	2,400,000

5,900,000	San Francisco CA City & County Redevelopment Agency MFHR Series C Citibank Insured§	1.25	11/01/2036	5,900,000

1,000,000	San Francisco California City & Refunded Bal-Issue 2§	6.75	05/01/2020	1,025,621

1,000,000	San Francisco City & County Airports Common Intl Airports Series 27-A	4.00	05/01/2003	1,002,129

2,000,000	San Jose CA MFHR§	1.15	11/01/2017	2,000,000

6,000,000	San Jose CA MFHR Evans Lane Apartments Ser H§	1.15	04/15/2036	6,000,000

2,000,000	San Jose CA MFHR Series A FNMA Insured§	1.16	03/01/2032	2,000,000

7,520,000	San Jose California Redevelopment Agency Tax Allocation§	1.12	08/01/2032	7,520,000

1,000,000	San Jose California Redevelopment Agency Tax Allocation Series 149 MBIA Insured§	1.17	08/01/2027	1,000,000

2,500,000	Santa Barbara County California Tax & Revenue Anticipation Notes Series A	3.00	07/25/2003	2,511,477

8,505,000	Sonoma County California Tax & Revenue Anticipation Notes	2.50	10/14/2003	8,548,394

9,000,000	South Orange County CA Pfa Special Tax Revenue Series 146 FGIC Insured§	1.20	08/15/2015	9,000,000

14,200,000	Southeast Resource Recovery Facility Authority Lease Revenue Refunding Bonds Series 1995B§	1.13	12/01/2018	14,200,000

7,700,000	Southern California Pub Power Authority Tr Transmission Project Revenue Bonds§	1.10	07/01/2019	7,700,000

4,600,000	Southern California Public Power Authority Transmission Project Rev Ref-Sub-Southern Transmission-A§	1.10	07/01/2023	4,600,000

9,500,000	Turlock CA Irrigation District COP Capital Improvement Project Societe Generale Loc§	1.20	01/01/2031	9,500,000

5,500,000	Univ Of Calif University Of California	1.00	06/06/2003	5,500,000

1,695,000	University CA Education Facilities Revenue Series 479 MBIA Insured§	1.12	09/01/2022	1,695,000

2,000,000	University Of California	1.00	06/09/2003	2,000,000

12

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET TRUSTS

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$3,000,000	University Of California	1.00%	07/21/2003	$3,000,000

4,500,000	University Of California	1.03	06/05/2003	4,500,000

3,500,000	University Of California	1.00	06/11/2003	3,500,000

7,000,000	University Of California	0.95	05/20/2003	7,000,000

2,000,000	University Of California	1.02	06/05/2003	2,000,000

1,800,000	University Of California Industry School	1.00	08/25/2003	1,800,000

2,400,000	University Of California Industry School	1.00	05/14/2003	2,400,000

1,000,000	University Of California Revenues Multi Purpose Projects Series F FGIC Insured	7.00	09/01/2003	1,024,570

7,100,000	Vacaville CA Multifamily Mtg Rev FNMA 1988-A§	1.10	07/15/2018	7,100,000

1,000,000	Vallejo City California Union School District Election Of 1997	2.00	08/01/2003	1,003,018

				798,522,993

Other – 0.92%

5,000,000	ABN Amro Munitops COP 1998-20 AMBAC Insured§	1.15	07/05/2006	5,000,000

2,680,000	ABN Amro Munitops COP 2000-5 FGIC Insured§^	1.18	05/07/2008	2,680,000

				7,680,000

Puerto Rico – 0.30%

2,500,000	Puerto Rico Infrastructure§	1.12	10/01/2034	2,500,000

Total Municipal Securities (Cost $808,702,993)		808,702,993

Total Investments In Securities (Cost $808,702,993)*	97.35%	$808,702,993

Other Assets and Liabilities, Net	2.65	22,010,083

Total Net Assets	100.00%	$830,713,076

^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity. The maturity date shown is the actual maturity date.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

13

MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

MONEY MARKET TRUST

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligation Discount – 4.89%

$13,600,000	Federal Home Loan Bank	1.25	%ª	11/03/2003	$13,498,000

15,000,000	Federal National Mortgage Association	1.23	ª	05/28/2003	14,970,787

15,000,000	Federal National Mortgage Association	1.15	ª	06/11/2003	14,965,979

27,000,000	Federal National Mortgage Association	1.23	ª	06/16/2003	26,929,890

19,000,000	Federal National Mortgage Association	1.24	ª	06/25/2003	18,944,373

Total Agency Obligation Discount (Cost $89,309,029)					89,309,029

Certificate Of Deposit – 6.25%

10,000,000	Abbey National Treasury Services Plc	1.40		03/02/2004	10,000,000

20,000,000	Credit Agricole	1.30		07/16/2003	20,002,240

16,000,000	Danske Corporation	2.59		05/23/2003	16,000,000

35,000,000	Fifth Third Bank	1.26		07/18/2003	35,000,000

23,000,000	Natexis Banque Populaires	1.28		04/14/2003	22,999,998

10,000,000	Svenska Handelsbanken	1.40		03/02/2004	10,000,000

Total Certificate of Deposit (Cost $114,002,238)					114,002,238

Commercial Paper – 60.11%

25,000,000	Amstel Funding Corporation	1.28	ª	06/20/2003	24,928,889

35,000,000	Banco Bilbao Vizcaya	1.31	ª	05/15/2003	34,943,961

22,000,000	Banco Bilbao Vizcaya	1.33	ª	04/10/2003	21,992,658

22,250,000	Charta Corporation	1.20	ª	06/19/2003	22,191,408

16,219,000	Concord Minutemen Capital Company LLC	1.32	ª	04/10/2003	16,213,648

20,000,000	Concord Minutemen Capital Company LLC	1.31	ª	04/07/2003	19,995,633

25,000,000	Credit Lyonais Bank	1.32	ª	04/04/2003	24,997,250

25,000,000	Credit Lyonais Bank	1.32	ª	06/11/2003	24,934,917

15,000,000	Crown Point Capital Company LLC	1.22	ª	07/11/2003	14,948,658

18,000,000	Crown Point Capital Company LLC	1.36	ª	04/02/2003	17,999,320

10,000,000	Crown Point Capital Company LLC	1.36	ª	06/06/2003	9,975,067

61,753,000	CSN Overseas	1.42	ª	04/17/2003	61,714,027

53,000,000	Den Norske Bank	1.34	ª	04/11/2003	52,980,272

25,000,000	Edison Asset Securitization LLC	1.75	ª	04/16/2003	24,981,771

25,000,000	General Electric Capital Corporation	1.27	ª	04/24/2003	24,979,715

40,000,000	General Electric Capital Corporation	1.28	ª	06/18/2003	39,889,067

50,000,000	Govco, Incorporated	1.28	ª	04/21/2003	49,964,445

25,000,000	Grampian Funding Limited	1.27	ª	08/13/2003	24,881,819

25,000,000	Grampian Funding Limited	1.32	ª	04/24/2003	24,978,917

10,000,000	HBOS Treasury Services	1.26	ª	05/27/2003	9,980,400

50,000,000	HBOS Treasury Services	1.77	ª	04/16/2003	49,963,125

35,993,000	Holdenby Capital Company LLC	1.30	ª	07/23/2003	35,846,129

30,000,000	Irish Life & Permanent Plc	1.28	ª	05/06/2003	29,962,667

30,000,000	Irish Life & Permanent Plc	1.27	ª	05/12/2003	29,956,608

10,000,000	Ivory Funding Corporation	1.29	ª	04/17/2003	9,994,267

15,000,000	Ivory Funding Corporation	1.55	ª	05/01/2003	14,980,625

40,000,000	Lexington Parker Capital Corporation LLC	1.22	ª	07/17/2003	39,854,956

30,000,000	Liquid Funding Limited	1.31	ª	04/09/2003	29,991,267

35,000,000	Moat Funding LLC	1.30	ª	06/25/2003	34,892,570

14

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET TRUSTS

MONEY MARKET TRUST

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper (continued)

$30,000,000	Mont Blanc Capital Corporation	1.30	%ª	04/22/2003	$29,977,250

25,000,000	Moriarity Limited	1.27	ª	05/27/2003	24,950,611

20,000,000	National Bank Of New Zealand International Limited	1.29	ª	05/12/2003	19,970,617

15,000,000	Ness LLC	1.42	ª	06/23/2003	14,950,892

50,000,000	Pennine Funding LLC	1.27		08/17/2003	49,769,600

15,000,000	Perry Global Funding Limited	1.29	ª	05/20/2003	14,973,663

25,000,000	Perry Global Funding Limited	1.28	ª	07/15/2003	24,906,667

35,000,000	Perry Global Funding Limited	1.28	ª	05/22/2003	34,936,533

14,818,000	Thames Asset Global Security 1, Incorporated	1.29	ª	04/15/2003	14,810,566

20,000,000	Tulip Funding Corporation	1.28	ª	04/23/2003	19,984,356

10,000,000	White Pine Finance LLC	1.29	ª	04/30/2003	9,989,608

14,292,000	White Pine Finance LLC	1.29	ª	05/08/2003	14,272,977

Total Commercial Paper (Cost $1,096,407,398)					1,096,407,398

Corporate Bonds – 6.58%

15,000,000	CC (USA), Incorporated^	2.54		06/23/2003	15,000,000

20,000,000	Merrill Lynch & Company, Incorporated±	1.44	ª	06/24/2003	20,005,043

50,000,000	Restructured Asset Securities Enhanced Returns, Series 2002-7-Mm±^	1.43		04/26/2004	50,000,000

20,000,000	Strategic Money Market Trust, Series 2002-H±^	1.32		09/23/2003	20,000,000

15,000,000	Strategic Money Market Trust, Series 2002-M±^	1.26		12/15/2003	15,000,000

Total Corporate Bonds (Cost $120,005,043)					120,005,043

Medium Term Notes – 12.66%

10,000,000	American Express Centurion Bank±	1.30		12/23/2003	10,000,000

10,000,000	Bank One N.A., Illinois	1.30		07/08/2003	10,000,000

20,000,000	Bear Stearns & Company, Incorporated±	1.38		04/03/2003	20,000,000

50,000,000	Belford U.S. Capital Company±^	1.34	ª	08/05/2003	49,998,226

25,000,000	Dorada Finance, Incorporated±^	1.00	ª	03/17/2004	24,997,602

16,000,000	John Hancock Global Funding II±^	1.31	ª	12/10/2003	15,998,979

10,000,000	Links Finance LLC	2.00		10/10/2003	10,000,000

25,000,000	Merrill Lynch & Company, Incorporated±	1.31		05/30/2003	25,000,000

25,000,000	Northern Rock LLC±^	1.30		01/16/2004	25,000,000

20,000,000	Premium Asset Trust, Series 2003-1±^	1.39		02/28/2004	20,000,000

20,000,000	Tango Finance Corporation±^	1.28		12/15/2003	20,000,000

Total Medium Term Notes (Cost $230,994,807)					230,994,807

Promissory Note – 1.64%

30,000,000	Goldman Sachs Group, Incorporated±	1.35		07/29/2003	30,000,000

Total Promissory Note (Cost $30,000,000)

Repurchase Agreements – 5.57%

25,000,000	Goldman Sachs & Company, Incorporated	1.42		04/01/2003	25,000,000

20,000,000	Morgan Stanley & Company, Incorporated	1.47		04/01/2003	20,000,000

56,523,893	UBS Warburg LLC	1.37		04/01/2003	56,523,893

Total Repurchase Agreements (Cost $101,523,893)					101,523,893

15

MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Time Deposits – 2.37%

$5,000,000	Bank Of Ireland	1.38%	04/01/2003	$5,000,000

26,000,000	Banque Bruxelles Lambert	1.44	04/01/2003	26,000,000

12,000,000	Societe Generale Montreal, Canada	1.48	04/01/2003	12,000,000

Total Time Deposits (Cost $43,000,000)				43,000,000

Total Investments In Securities (Cost $1,825,242,408)*	100.07%	$1,825,242,408

Other Assets and Liabilities, Net	(0.07)	(1,272,222)

Total Net Assets	100.00%	$1,823,970,186

^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate securities.
ª	Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET TRUSTS

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 98.94%

Alabama – 0.59%

$1,000,000	Birmingham AL Medical Center Special Care Facilities§	1.22%	07/01/2012	$1,000,000

2,000,000	Decatur Indust Dev Brd§	1.07	04/02/2003	2,000,000

				3,000,000

Alaska – 0.20%

1,025,000	Alaska Industrial Development Authority Providence Medical Office Building Associates Project§	1.05	06/01/2010	1,025,000

Arizona – 1.41%

4,700,000	Arizona School District Tax Anticipation	2.00	07/31/2003	4,709,238

1,900,000	Arizona School District Tax Anticipation	2.00	07/31/2003	1,903,169

545,000	Maricopa County AZ – Pt 1312 Development Authority Of Series Pt-1312§	1.26	09/01/2005	545,000

				7,157,407

California – 3.46%

1,000,000	California Higher Education Loan Authority Inc. Student Loan Revenue§	1.80	07/01/2005	1,000,000

400,000	California Housing Finance Revenue Home Mortgage Series J§	1.13	02/01/2033	400,000

10,000,000	California St Dept Wtr Res Power supply Rev Var-Ser B-5§	1.20	05/01/2022	10,000,000

150,000	California Statewide Communities Development Authority Revenue Fremont – Rideout Health Group Series 2001A§	1.05	01/01/2031	150,000

3,000,000	Cobb County CA	1.50	12/31/2003	3,010,200

985,000	IBM Tax Exempt Grantor Tr 09/01/07§	1.35	09/01/2007	985,000

2,000,000	Stockton CA Health Facilities Revenue Dameron Hospital Series A§	1.05	12/01/2032	2,000,000

				17,545,200

Colorado – 1.44%

2,000,000	Arvada Colorado Water Revenue§	1.25	11/01/2020	2,000,000

4,300,000	Boulder County Colorado Multifamily Housing Revenue§	1.90	12/25/2031	4,300,000

1,000,000	Colorado State, Tax And Revenue Anticipation Notes	3.00	06/27/2003	1,003,567

				7,303,567

Connecticut – 0.24%

1,200,000	State Of Connecticut Health And Education Facilities Authority Revenue Bonds Yale University Series X-3§	1.13	07/01/2037	1,200,000

Florida – 0.64%

835,000	Escambia County Florida Housing Series B§	2.20	10/01/2009	835,000

2,385,000	Macon 2001C Escambia Commercial Paper Housing Facility Authority SFMRB Series 2001A§	1.27	10/01/2032	2,385,000

				3,220,000

Georgia – 5.13%

4,600,000	Georgia Local Government Cop Series K§	1.25	06/01/2028	4,600,000

13,350,000	Georgia, Municipal Gas Authority Of Gas Revenue Bonds (Gas Portfolio Ii Project) Series 1997 C§	1.20	01/01/2008	13,350,000

8,000,000	Gwinnett County GA School District	2.00	12/29/2003	8,053,182

				26,003,182

17

MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Hawaii – 0.53%

$2,700,000	Honolulu Hawaii City & County§	1.30%	12/05/2008	$2,700,000

Idaho – 0.41%

2,100,000	Idaho Housing & Financial Assistance Housing Revenue Balmoral Apartments Ii§	1.30	04/01/2033	2,100,000

Illinois – 8.15%

7,900,000	Chicago Illinois Sales Tax§	1.21	01/01/2027	7,900,000

3,920,000	Chicago Illinois Single Family Meeting§	1.26	09/01/2010	3,920,000

1,300,000	Chicago Illinois Skyway Toll Bridge Revenue§	6.75	01/01/2017	1,379,283

5,500,000	Chicago Park District 1/01/29§	1.23	01/01/2029	5,500,000

1,000,000	Cook County Illinois High School District	2.60	12/01/2003	1,008,267

1,700,000	Elgin Il Idr Nelson Graphic Inc Project Lasalle Bank Na Loc§	1.25	12/01/2028	1,700,000

2,880,000	Elgin Ill Indl Dev Revenue§	1.25	05/01/2020	2,880,000

1,900,000	Elmhurst Ill – John Sakash Company Project§	1.25	02/01/2025	1,900,000

1,555,000	Illinois Dev Fin Authority Revenue Adj Uhlich Children Home Pj 3.7%§	1.15	06/01/2015	1,555,000

2,800,000	Illinois Education Facilities Authority Revenue Bonds Newberry Library§	1.15	03/01/2028	2,800,000

700,000	Illinois Educational Facilities Authority Revenue Bonds (Aci/Cultural Pooled Financing Program) Series 1998§	1.15	03/01/2028	700,000

2,400,000	Illinois Health Facilities Authority Nowestern Meml Hospital Ser 2002B§	1.15	08/15/2009	2,400,000

1,000,000	Illinois Health Facilities Authority Revenue§	5.50	10/01/2019	1,040,997

2,500,000	Illinois Health Facility Authority (Northwestern Hospital) Vr§	1.15	08/15/2032	2,500,000

400,000	Illinois Health Facility Authority Springfield Memorial Medical§	1.15	01/01/2016	400,000

1,300,000	Illinois State Go Series G FSA§	1.23	05/01/2015	1,300,000

200,000	Illinois State Sales Tax Revenue§	1.21	06/15/2019	200,000

2,235,000	Will County Il Go School District§	1.23	11/01/2020	2,235,000

				41,318,547

Indiana – 3.97%

1,900,000	Indiana Educational Authority Rb (St Mary Of The Woods College Project)§	1.20	02/15/2026	1,900,000

1,245,000	Indiana Health Fac Financing Authority Revenue Fayette Mem Hospital Assocation-1§	1.20	10/01/2032	1,245,000

1,000,000	Indiana Health Facilities Finance Authority Revenue Bonds Ascension Health Credit GPA2§	1.83	11/15/2036	1,000,000

5,000,000	Indiana Hospital Equipment Finance Authority, Series 1985A; Vrdn;§	1.15	12/01/2015	5,000,000

10,000,000	Indiana Office Building Commission Facilities Rb Series 2003B-17 Dn§	1.26	07/01/2023	10,000,000

1,000,000	Indiana Secondary Mkt Edl Lns Inc Student Ln Revenue§	1.20	12/01/2013	1,000,000

				20,145,000

Iowa – 0.4%

2,000,000	Iowa St Sch Cash Antic Prog	1.07	01/30/2004	2,019,303

Kansas – 1.58%

8,000,000	Wichita Kans – Renewal & Improvement	2.00	08/21/2003	8,028,899

Louisiana – 4.21%

1,445,000	Jefferson Parish La Home Mortgage Authority Mortgage Revenue Collateralized By GNMA/FNMA§	1.26	06/01/2007	1,445,000

13,100,000	Louisiana, State Of, Parish Of Ascension Pollution Control Refunding Revenue Bonds (Shell Oil Co. Proj) Series 1996§	1.05	05/01/2026	13,100,000

2,300,000	Plaquemines Port Harbor & Terminal District Port Facilities Revenue Series B	1.10	03/15/2006	2,300,000

18

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET TRUSTS

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Louisiana (continued)

$4,500,000	Plaquesmines Port Harbor Terminal District Revenue Marine Terminal Series A Mb§	1.10%	03/15/2006	$4,500,000

				21,345,000

Maryland – 0.30%

1,500,000	Howard County Md Mfhr Sherwood Crossing Limited Project Guardian Savings & Loan Loc§	2.00	06/01/2015	1,500,000

Massachusetts – 2.05%

5,200,000	Massachusetts State Health & Educ. Fac. Authority Revenue Bonds (Harvard Univ. Proj.), Ser. L§	1.00	01/01/2024	5,200,000

5,200,000	Mass St Health	1.05	07/21/2003	5,200,000

				10,400,000

Michigan – 4.82%

6,495,000	Detroit MI Sewer Disposal Revenue Series Ii R 103§	1.23	07/01/2026	6,495,000

3,100,000	Detroit MI Sewer Disposal Revenue Series Ii R 116 MBIA Insured§	1.23	07/01/2017	3,100,000

1,300,000	Detroit MI 6.35%§	6.35	04/01/2014	1,326,000

2,540,000	Lake Orion MI Cmnty Sch Dist Roc-Ser Ii-R-127§	1.23	05/01/2012	2,540,000

2,350,000	Lakeview Michigan School District School Building & Site – Series B§	1.15	05/01/2032	2,350,000

2,300,000	Mi St Strat Fd Cons Pwr Co Adjustable Rate Demand Limited Obligation 1993A Series§	1.15	06/15/2010	2,300,000

2,195,000	Michigan Higher Education Student Loan Authority Revenue Putters – Ser 238§	1.25	06/01/2019	2,195,000

200,000	Michigan State Strategic Fund Limited Obligation Revenue Village At Ann Arbor Llc Project Series A§	1.15	02/15/2034	200,000

3,950,000	Michigan State Strategic Fund Revenue Bonds (Detroit Symphony) Vr§	1.15	06/01/2031	3,950,000

				24,456,000

Minnesota – 8.00%

745,000	Arden Hills Minnesota Housing & Healthcare Facilities Revenue§	1.20	09/01/2029	745,000

1,000,000	Brooklyn Center MN Indpt	3.00	08/01/2003	1,004,158

1,050,000	Burnsville MN Multifamily Revenue Project Series A§	1.15	07/15/2030	1,050,000

2,000,000	City Of Rochester MN	1.05	04/03/2003	2,000,000

550,000	Dakota County MN Housing & Redevelopment Authority Multifamily Revenue Bond§	1.22	12/01/2022	550,000

1,750,000	Eagan Minnesota Multifamily Rev P-Floats§	1.22	12/01/2029	1,750,000

2,150,000	Edina MN Multifamily Redevelopment Edina Park Plaza Project§	1.15	12/01/2029	2,150,000

1,550,000	Minneapolis MN Rev 10/01/2021 Var Rate Daily Change Call Any Bus Day Put Any Day§	1.20	10/01/2021	1,550,000

6,500,000	Minneapolis MN Special School District No 001	1.75	07/28/2003	6,514,958

1,000,000	Minnesota Rural Wrt Fin Authority	2.38	12/15/2003	1,007,165

650,000	Minnesota St Higher Ed – St Thomas Univ Revenue Bonds Series 2002 5-L§	1.20	04/01/2027	650,000

1,000,000	Monticello Minnesota Independent School District	2.75	08/09/2003	1,003,672

1,500,000	New Brighton Minnesota Multifamily Revenue Bond Golden Pond Housing Project§	1.25	07/15/2032	1,500,000

1,600,000	Rochester Minnesota Multifamily§	1.31	07/15/2031	1,600,000

1,000,000	Rochester MN	1.05	05/22/2003	1,000,000

3,900,000	Rochester MN Health	1.05	05/21/2003	3,900,000

4,500,000	Rochester MN Health	1.05	04/09/2003	4,500,000

3,000,000	Rochester MN Health	1.05	05/08/2003	3,000,000

3,350,000	Rochester MN Health	1.05	04/03/2003	3,350,000

19

MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Minnesota (continued)

$275,000	St Paul Minnesota Port Authority District Cooling Revenue Bond Series R§	1.30%	03/01/2022	$275,000

475,000	St. Paul Minnesota Port Authority Dist§	1.20	03/01/2021	475,000

1,000,000	Stillwater MN Independent School District No 834	2.75	08/18/2003	1,003,730

				40,578,682

Mississippi – 0.44%

545,000	Mississippi Home Corp Single Family Revenue P-Floats Series 146§	1.26	11/01/2029	545,000

1,700,000	Mississippi Hospital Equipment & Facilities Authority Revenue North Mississippi Health Services Series 1§	1.15	05/15/2030	1,700,000

				2,245,000

Missouri – 1.45%

7,330,000	Kansas City MO Indl Dev Authority Rev Var-Ewing Marion Kaufman FDN§	1.15	04/01/2027	7,330,000

Montana – 0.85%

1,325,000	Montana St Brd Invt Adj-Mun Fin Cons-Intercap Program§	1.35	03/01/2005	1,325,000

1,500,000	Montana St Brd Invt Adj-Mun Fin Cons-Intercap Program§	1.35	03/01/2010	1,500,000

1,500,000	Montana State Board Of Investments§	1.35	03/01/2009	1,500,000

				4,325,000

Nevada – 1.64%

1,300,000	Clark County Nevada§	1.23	06/01/2021	1,300,000

7,000,000	Clark County Nevada School District Adj-Ser A§	1.13	06/15/2021	7,000,000

				8,300,000

New Mexico – 0.53%

2,700,000	New Mexico Tax & Revenue Anticipation Notes	3.00	06/30/2003	2,709,767

New York – 2.60%

4,800,000	New York City General Obligation Bonds Tax-Exempt Adjustable Rate Bonds Fiscal 1994 H-4§	1.15	08/01/2015	4,800,000

8,400,000	New York City, New York Multi Family Rental Housing Revenue Bonds (Tribeca Tower Project) Series 1997A§	1.15	11/15/2019	8,400,000

				13,200,000

North Carolina – 0.01%

30,000	University NC Hosp Chapel Hill Revenue University Of North Carolina Hospitals At Chapel Series 2001B§	1.20	02/15/2031	30,000

North Dakota – 0.99%

5,000,000	North Dakota Rural Water Financial Corporation	2.50	11/01/2003	5,025,989

Ohio – 2.84%

9,500,000	Hamilton County OH Hospital Facilities Revenue Elizabeth Gamble Series B§	1.13	06/01/2027	9,500,000

1,000,000	Ohio St Bldg Authority§	5.75	10/01/2005	1,038,962

3,845,000	Warren County Ohio Industrial Development Revenue§	1.30	12/01/2025	3,845,000

				14,383,962

20

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET TRUSTS

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Oklahoma – 1.74%

$7,800,000	Tulsa County Industry authority OK§	1.15%	07/01/2032	$7,800,000

1,000,000	Tulsa County Oklahoma Independent School District No 001 Series B	4.00	08/01/2003	1,008,240

				8,808,240

Oregon – 1.17%

1,250,000	Gillima County Or Solid Waste Disposal Revenue Variance Waste Management§	1.20	07/01/2027	1,250,000

4,700,000	Oregon State Tax Antic Nts – Series A	3.25	05/01/2003	4,704,732

				5,954,732

Other – 7.46%

1,000,000	Eagle Tax Exempt§	1.23	02/01/2027	1,000,000

180,000	MBIA Capital Corp§	1.30	01/06/2005	180,000

4,363,920	MBIA Capital Corp.§	1.30	01/14/2016	4,363,920

2,000,000	Munimae Tr – Pt 617 Merrill Lynch P-Float Receipts, Series Pt-617 Series 2002 Pt-617§	1.31	12/19/2005	2,000,000

1,000,000	Newman Capital Trust§	1.40	04/11/2033	1,000,000

880,925	Pitney Bowes Cr Corp Leasetops Tr 144A§	2.15	07/19/2006	880,925

2,340,000	Roaring Forks§	1.45	02/01/2005	2,340,000

13,000,000	Roaring Forks§	1.40	11/01/2034	13,000,000

4,400,000	Roaring Forks Muni Co§	1.40	06/01/2034	4,400,000

2,135,000	Roaring Forks Muni§	1.35	06/01/2005	2,135,000

6,500,000	Sunamerica Class A Series 2§	1.34	07/01/2041	6,500,000

				37,799,845

Pennsylvania – 0.51%

2,600,000	Pa H/E Asst Agy Student Loan 95-A Student Loan Adjustable Rate Revenue Bonds 1995 Series A§	1.20	12/01/2025	2,600,000

South Carolina – 2.54%

11,300,000	Charleston County Sc School Dist	2.00	02/25/2004	11,390,869

1,465,000	SC Public Svc Authority Eagle Tax-Exempt Trust Receipts; Series 20004001§	1.23	01/01/2022	1,465,000

				12,855,869

South Dakota – 0.12%

600,000	Lawrence County SD Solid Waste Disp Revenue Daily Homestake Mining-Ser A§	1.25	07/01/2032	600,000

Tennessee – 7.56%

865,000	(Tob) Tennessee Housing Development Agency§	1.28	01/01/2021	865,000

2,610,000	Clarksville, TN Public Building Authority Revenue Bond§	1.15	06/01/2029	2,610,000

10,100,000	Clarksville, TN Public Pooled Financing Series 2001§	1.20	07/01/2031	10,100,000

700,000	Clarksville, TN Pub. Bld. Authority§	1.20	01/01/2033	700,000

2,000,000	Eagle Tax Exempt Trust Receipts, Series 20004202 Series 20004202§	1.23	10/01/2027	2,000,000

7,400,000	Jackson TN Energy Authority§	1.15	12/01/2022	7,400,000

6,600,000	Montgomery County TN Pub Bldg Authority Pooled Financing Revenue Bonds Series 2002§	1.20	04/01/2032	6,600,000

7,100,000	Nashville & Davidson County TN Metropolitan Government Industrial Development Revenue Bonds YMCA Project§	1.15	12/01/2018	7,100,000

21

MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Tennessee (continued)

$952,000	Portland Health & Education Series 322, Due 11/15/14§	1.30%	11/15/2014	$952,000

				38,327,000

Texas – 9.05%

2,700,000	Austin TX Utilities System Revenue Series G§	1.23	05/15/2014	2,700,000

1,800,000	Austin TX Utilities System Series Ab	5.50	11/15/2003	1,848,553

2,770,000	Harris County TX Houston Sports Authority Special V/R Rb Jr Lien Rodeo Series 2001-C§	1.20	11/15/2030	2,770,000

645,000	Harris County TX HFA Housing Revenue Floater Certificates Series 357 MBIA Insured§	1.21	07/01/2029	645,000

7,200,000	Houston TX HEFA Education Facilities Revenue Series Sg139§	1.21	11/15/2029	7,200,000

4,245,000	Houston TX Independent School District Series 462§	1.21	02/15/2026	4,245,000

1,000,000	North Central TX Health Facilities Development Corporation Health Care Revenue Dallas Jewish Community Foundation Allied Irish Bank Plc Loc§	1.30	12/01/2030	1,000,000

3,495,000	North Texas Highway Authority Dallas North Highway System Revenue§	1.23	01/01/2016	3,495,000

2,500,000	Pasadena Texas Independent School District	2.25	02/15/2004	2,523,873

1,060,000	Polly Ryon Texas Health Care§	1.20	11/01/2026	1,060,000

1,100,000	Texas Municipal Power Agency	5.10	09/01/2003	1,118,095

13,200,000	Texas St Tax & Revenue Anticipation Notes Series 2002	2.75	08/29/2003	13,272,200

4,000,000	Texas St Tpk Authority Cent§	1.10	08/15/2042	4,000,000

				45,877,721

Utah – 0.04%

200,000	Utah Tran Authority Sales Tax Revenue Sub-Ser B§	1.15	09/01/2032	200,000

Washington – 5.37%

4,495,000	Energy Northwest WA Electricity Revenue Series Ii R 151 MBIA Insured§	1.22	07/01/2018	4,495,000

4,640,000	Energy Northwest Washington Project Pa-846R§	1.22	01/01/2010	4,640,000

2,600,000	Everett WA§	1.20	12/01/2021	2,600,000

1,075,000	Shohomish County Washington School District	5.25	12/01/2003	1,104,827

5,150,000	Washington St Economic Dev Fin Authority Economic Dev Revenue Var-Pioneer Human Svcs Pj-H§	1.20	09/01/2018	5,150,000

1,600,000	Washington St Housing Fin Commn Var-Country Club Apts-Ser A§	1.30	08/01/2032	1,600,000

1,800,000	Washington State Housing Finance Comm Non Profit Rev Var-Tacoma Art Museum Project§	1.20	06/01/2032	1,800,000

1,250,000	Washington State Public Power Supply System Project No 2 Series B	5.50	07/01/2003	1,261,754

3,550,000	Washington Street Housing Finance Multifamily Revenue§	1.30	12/01/2029	3,550,000

1,000,000	Yakima County WA Public Corrections Revenue Valley Processing Project Bank Of America Na Loc§	1.25	02/01/2015	1,000,000

				27,201,580

Wisconsin – 4.11%

11,250,000	Wisconsin Health And Educational Facilities Authority Adjusting Rate Rb Gundersen Lutheran Series 2000 A§	1.20	12/01/2015	11,250,000

6,500,000	Wisconsin Housing & Econ Dev Authority Home Ownership§	1.20	09/01/2032	6,500,000

2,400,000	Wisconsin St Health & Education Facilities Authority Revenue Alverno College Project§	1.20	11/01/2017	2,400,000

700,000	Wisconsin St Health & Educational Facilities§	1.20	12/01/2029	700,000

				20,850,000

22

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET TRUSTS

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Wyoming – 0.39%

$2,000,000	Sublette County WY Exxon Project Series A§	1.15%	07/01/2017	$2,000,000

Total Municipal Securities (Cost $501,670,492)				501,670,492

Total Investments In Securities (Cost $501,670,492)*	98.94%	$501,670,492

Other Assets and Liabilities, Net	1.06	5,377,995

Total Net Assets	100.00%	$507,048,487

§	Variable rate securities.
*	Cost for federal income tax purposes is $501,671,236.

The accompanying notes are an integral part of these financial statements.

23

MONEY MARKET TRUSTS	STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003

	California Tax-Free Money Market Trust	Money Market Trust	National Tax-Free Money Market Trust

ASSETS

INVESTMENTS:
In securities, at amortized cost	$808,702,993	$1,825,242,408	$501,670,492
Cash	243,256	50,000	119,566
Receivable for dividends and interest and other receivables	2,886,479	1,245,714	1,711,713
Receivable for investments sold	20,854,483	0	7,211,894

TOTAL ASSETS	832,687,211	1,826,538,122	510,713,665

LIABILITIES
Payable for investment purchased	1,030,598	0	3,010,200
Dividends Payable	653,381	1,921,667	472,471
Payable for investment adviser and affiliates	126,413	279,412	81,672
Payable to other related parties	4,822	2,148	2,586
Accrued expenses and other liabilities	158,921	364,709	98,249

TOTAL LIABILITIES	1,974,135	2,567,936	3,665,178

TOTAL NET ASSETS	$830,713,076	$1,823,970,186	$507,048,487

NET ASSETS CONSIST OF:

Paid-in capital	$830,688,848	$1,823,832,363	$507,036,195
Undistributed (overdistributed) net investment income	0	4	182
Undistributed net realized gain (loss) on investments	24,228	137,819	12,110

TOTAL NET ASSETS	$830,713,076	$1,823,970,186	$507,048,487

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets	$830,713,076	$1,823,970,186	$507,048,487
Shares outstanding	830,676,176	1,823,910,687	507,029,635
Net asset value and offering price per share	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.

24

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED MARCH 31, 2003	MONEY MARKET TRUSTS

	California Tax-Free Money Market Trust	Money Market Trust	National Tax-Free Money Market Trust

INVESTMENT INCOME
Interest	$11,490,019	$35,555,076	$8,056,044

TOTAL INVESTMENT INCOME	11,490,019	35,555,076	8,056,044

NET EXPENSES
Administration fees	1,270,773	3,057,593	824,303
Custody	167,632	403,635	108,697
Portfolio accounting fees	83,262	113,919	63,765
Transfer agent	218,900	685,838	102,087
Legal and audit fees	33,756	34,943	33,942
Registration fees	185,677	222,574	41,698
Directors’ fees	6,347	6,382	6,382
Shareholder reports	29,000	57,622	15,675
Other	10,520	17,249	6,704

TOTAL EXPENSES	2,005,867	4,599,755	1,203,253

LESS:
Waived fees and reimbursed expenses	(321,638)	(567,382)	(116,716)
Net expenses	1,684,229	4,032,373	1,086,537

NET INVESTMENT INCOME	9,805,790	31,522,703	6,969,507

Net Realized Gain from Investments	55,520	137,819	22,859

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,861,310	$31,660,522	$6,992,366

The accompanying notes are an integral part of these financial statements.

25

MONEY MARKET TRUSTS	STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA TAX-FREE MONEY MARKET TRUST
	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

INCREASE IN NET ASSETS
Beginning net assets	$852,775,197	$590,285,737

OPERATIONS:
Net investment income	9,805,790	13,781,649
Net realized gain (loss) on sale of investments	55,520	71,800

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,861,310	13,853,449

Distributions to shareholders:
From net investment income	(9,805,790)	(13,781,649)
From net realized gain on sales of investments	(10,633)	0

Capital shares transactions:
Proceeds from shares sold	2,130,059,731	2,410,773,060
Reinvestment of dividends	277,634	542,265
Cost of shares redeemed	(2,152,444,373)	(2,148,897,665)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,107,008)	262,417,660

NET INCREASE (DECREASE) IN NET ASSETS	(22,062,121)	262,489,460

NET ASSETS:

ENDING NET ASSETS	$830,713,076	$852,775,197

Shares issued and redeemed:
Shares sold	2,130,059,223	2,410,773,062
Shares issued in reinvestment of dividends	277,634	542,265
Shares redeemed	(2,152,444,373)	(2,148,897,665)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	(22,107,516)	262,417,662

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$0	$0

26

STATEMENTS OF CHANGES IN NET ASSETS	MONEY MARKET TRUSTS

MONEY MARKET TRUST		NATIONAL TAX-FREE MONEY MARKET TRUST
For the Year Ended March 31, 2003	For the Year Ended March 31, 2002	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

$1,776,434,967	$1,161,092,158	$627,773,130	$339,791,393

31,522,703	49,686,094	6,969,507	8,978,021
137,819	102,657	22,859	17,325

31,660,522	49,788,751	6,992,366	8,995,346

(31,522,700)	(49,686,094)	(6,969,510)	(8,978,021)
0	(25,859)	(6,237)	0

6,903,556,870	5,331,217,214	2,324,454,720	1,778,404,392
34	97	48,612	3,441
(6,856,159,507)	(4,715,951,300)	(2,445,244,594)	(1,490,443,421)

47,397,397	615,266,011	(120,741,262)	287,964,412

47,535,219	615,342,809	(120,724,643)	287,981,737

$1,823,970,186	$1,776,434,967	$507,048,487	$627,773,130

6,903,558,474	5,331,217,174	2,324,455,859	1,778,404,392
34	97	48,612	3,441
(6,856,159,507)	(4,715,951,300)	(2,445,244,594)	(1,490,443,421)

47,399,001	615,265,971	(120,740,123)	287,964,412

$4	$0	$182	$185

The accompanying notes are an integral part of these financial statements.

27

MONEY MARKET TRUSTS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Dividends From Net Investment Income	Ending Net Asset Value Per Share

CALIFORNIA TAX-FREE MONEY MARKET TRUST
April 1, 2002 to March 31, 2003	$1.00	0.01	(0.01)	$1.00
April 1, 2001 to March 31, 2002	$1.00	0.02	(0.02)	$1.00
April 1, 2000 to March 31, 2001	$1.00	0.03	(0.03)	$1.00
April 1, 1999 to March 31, 2000	$1.00	0.03	(0.03)	$1.00
April 1, 1998 to March 31, 1999	$1.00	0.03	(0.03)	$1.00

MONEY MARKET TRUST

April 1, 2002 to March 31, 2003	$1.00	0.02	(0.02)	$1.00
April 1, 2001 to March 31, 2002	$1.00	0.03	(0.03)	$1.00
April 1, 2000 to March 31, 2001	$1.00	0.06	(0.06)	$1.00
April 1, 1999 to March 31, 2000	$1.00	0.05	(0.05)	$1.00
April 1, 1998 to March 31, 1999	$1.00	0.05	(0.05)	$1.00

NATIONAL TAX-FREE MONEY MARKET TRUST

April 1, 2002 to March 31, 2003	$1.00	0.01	(0.01)	$1.00
April 1, 2001 to March 31, 2002	$1.00	0.02	(0.02)	$1.00
April 1, 2000 to March 31, 2001	$1.00	0.04	(0.04)	$1.00
April 1, 1999 to March 31, 2000	$1.00	0.03	(0.03)	$1.00
April 1, 1998 to March 31, 1999	$1.00	0.03	(0.03)	$1.00

28

FINANCIAL HIGHLIGHTS	MONEY MARKET TRUSTS

Ratio to Average Net Assets (Annualized)			Total Return	Net Assets at End of Period (000’s omitted)
Net Investment Income	Net Expenses	Gross Expenses(1)

1.16%	0.20%	0.24%	1.18%	$830,713
1.92%	0.20%	0.25%	2.01%	$852,775
3.33%	0.20%	0.23%	3.41%	$590,286
2.89%	0.20%	0.67%	2.93%	$540,704
2.91%	0.20%	0.91%	2.93%	$549,289

1.56%	0.20%	0.23%	1.58%	$1,823,970
3.02%	0.20%	0.22%	3.27%	$1,776,435
6.20%	0.20%	0.22%	6.44%	$1,161,092
5.35%	0.20%	0.48%	5.43%	$713,278
5.20%	0.20%	0.61%	5.35%	$471,923

1.28%	0.20%	0.22%	1.30%	$507,048
2.08%	0.20%	0.24%	2.25%	$627,773
3.89%	0.20%	0.25%	4.01%	$339,791
3.27%	0.20%	0.52%	3.30%	$269,943
3.09%	0.20%	0.68%	3.16%	$233,546

29

MONEY MARKET TRUSTS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)

During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

The accompanying notes are an integral part of these financial statements.

30

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET TRUSTS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Trust, and the California Tax-Free Money Market Trust, a non-diversified series of the Trust (each, a “Fund”, collectively, the “Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

The Money Market Trust may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund’s custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the statement of Assets and Liabilities, as a result of permanent book to tax difference, reclassification adjustments were made as follows:

Fund	Undistributed Net Investment Income	Undistributed Net Realized Gain/Loss	Paid-in Capital
California Tax-Free Money Market Trust	0	(12,166)	12,166
Money Market Trust	1	(1)	0
National Tax-Free Money Market Trust	0	(7,700)	7,700

31

MONEY MARKET TRUSTS	NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code (the “Code”), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2003.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect and wholly-owned subsidiary of Wells Fargo & Company serves as adviser to the Funds and is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser. Pursuant to the advisory contract, Funds Management has agreed to provide the Funds with daily portfolio management. Funds Management does not receive a fee for providing those services.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Funds and is responsible for the day-to-day portfolio management of the Funds. Wells Capital Management does not receive a fee for the services it provides as sub-adviser.

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator of the Funds and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with the Funds. Under this Agreement, for providing administrative services, which now includes paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator. Funds Management is entitled to receive an annual fee of 0.17% of the average daily net assets of a Fund.

Funds Management has committed to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through July 31, 2003 to maintain the current net operating expense ratio for each Fund. Actual reimbursements and waivers can have a positive effect on performance information. For the year ended March 31, 2003, Funds Management waived a portion of each Fund’s expenses. Expense waiver information is included in the Funds’ Statement of Operations.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Funds. For these services, PFPC is entitled to receive an annual asset based fund complex fee, an annual fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, plus out-of-pocket expenses.

In addition, the Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

4. DISTRIBUTION TO SHAREHOLDERS

On April 30, 2003, the Funds paid dividends per share as shown below.

Fund	Dividend
California Tax-Free Money Market Trust	0.000817296
Money Market Trust	0.000948174
National Tax-Free Money Market Trust	0.000851266

32

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET TRUSTS

The tax character of distributions paid during the years ended 3/31/2003 and 3/31/2002 was as follows:

	Tax-Exempt Income		Ordinary Income		Dividends paid on Redemptions		Total
Fund Name	2003	2002	2003	2002	2003	2002	2003	2002
California Tax-Free Money Market Trust	$9,757,947	$13,781,649	$58,476	$0	$12,166	$0	$9,828,589	$13,781,649
Money Market Trust	0	0	31,522,700	49,711,953	0	0	31,522,700	49,711,953
National Tax-Free Money Market Trust	6,969,510	8,978,021	6,237	0	4,900	2,800	6,980,647	8,980,821

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund Name	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long Term Gain	Net Unrealized Depreciation	Total
California Tax-Free Money Market Trust	$653,381	$24,228	$0	$0	$677,609
Money Market Trust	0	2,059,490	0	0	2,059,490
National Tax-Free Money Market Trust	472,653	12,695	159	(744)	484,763

33

MONEY MARKET TRUSTS	INDEPENDENT AUDITORS’ REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust (three of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2003, and the related statements of operations, statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2003, the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

May 16, 2003

34

BOARD OF TRUSTEES	MONEY MARKET TRUSTS

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the National Tax-Free Money Market Trust designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852 (b) (5) of the Internal Revenue Code.

For Federal and California income tax purposes, the California Tax-Free Money Market Trust designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852 (b) (5) of the Internal Revenue Code and under Section 17145 of the California Revenue Taxation Code.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the National Tax-Free Money Market Trust designates $159 as capital gain dividends for the year.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and officers listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

35

MONEY MARKET TRUSTS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 43	President, since 2003

Senior Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.

None

Denise R. Lewis 39	Treasurer, since 2003

Vice President of Wells Fargo Bank, N.A. Vice President of Financial Reporting and Accounting of Wells Fargo Funds Management, LLC. Prior thereto, Senior Vice President of The Wadsworth Group until December 2000.

None

C. David Messman 42	Secretary, since 2000	Vice President and Managing Counsel of Wells Fargo Bank, N.A. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

36

LIST OF ABBREVIATIONS	MONEY MARKET TRUSTS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

37

More information about *Wells Fargo Funds*® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the *Wells Fargo Funds*. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the *Wells Fargo Funds*. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by **Stephens Inc.**, Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

AR 010 (3/03)

WELLS FARGO
FUNDS

Wells Fargo Overland Express Sweep Fund

Annual Report

March 31, 2003

OVERLAND EXPRESS SWEEP FUND

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

OVERLAND EXPRESS SWEEP FUND

DEAR VALUED SHAREHOLDER,

During the 12-month period that ended March 31, 2003, investors witnessed a continuation of economic conditions that have shaken financial markets throughout the past three years. Although signs of a budding economic recovery heartened investors in the fourth quarter of 2002, mounting geopolitical tensions ultimately clouded the investment horizon.

OVERVIEW OF FINANCIAL MARKETS

In the period that ultimately led up to a war in Iraq, most businesses avoided investment, fearing the potential of terrorism and the disruption of worldwide oil supplies. Yet, with war approaching, oil prices surged to nearly $40 a barrel. These factors had a predictable effect on the U.S. economy, turning a promising growth recovery into a near recession.

With consumers distracted by the impending U.S. military campaign, many business sectors, including telecommunications, information technology and airlines, faced lackluster demand for their products and services, and were ultimately forced to lay off more workers. Manufacturing activity also pulled back in March 2003 for the first time in five months. Against this backdrop, some economists trimmed their growth forecasts for the U.S. economy from 4.5%-5% to a more moderate 2.5%-3% rate for calendar year 2003.

Still, we believe there are reasons for renewed optimism. By the end of the period, oil prices had fallen to levels that existed prior to the increased tensions with Iraq, aiding consumers and businesses. Consumer spending — which drives two-thirds of U.S. economic activity — was relatively strong, with consumers taking advantage of low interest rates to finance big-ticket purchases. More importantly, the potential for a quick U.S. victory in Iraq followed by a smooth transition to civilian rule may set the stage for a stock market rally, with the atmosphere of fear and uncertainty yielding to renewed investor confidence.

WELLS FARGO MONEY MARKET FUNDS

The Federal Reserve Board has trimmed short-term interest rates 12 times over the past three years in an attempt to revive the economy, including a surprise 50 basis point cut in November 2002. In turn, falling short-term interest rates have sent yields on money market funds to their lowest levels in a generation. Despite a challenging environment for investors, Wells Fargo Money Market Funds achieved their investment objective of maintaining a stable share price.

Keep in mind that no one can accurately predict the future direction of short-term interest rates. While other fund managers have made aggressive bets on the direction of rates in an effort to boost yield, we have taken a more prudent approach. Put simply, we believe that we have positioned the funds with the intent of weathering changing economic conditions — and to continue to meet shareholder liquidity needs.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

The economy continues to face several hurdles. For example, corporate earnings must improve in order to spark resurgence in business confidence, which could translate into renewed capital expenditures and job growth. Regardless of what lies ahead, investors should continue to follow the fundamental principals of investing — asset allocation and diversification — to achieve their long-term financial goals.

1

OVERLAND EXPRESS SWEEP FUND

In closing, we thank you for the confidence in us that your investment in Wells Fargo Funds® represents. Please know that we are committed to helping you meet your financial needs through all market cycles. In the meantime, if you have any questions about your investment or need further assistance, please call your investment professional or Wells Fargo Funds Investor Services at 1-800-222-8222. You may also visit us at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

2

MONEY MARKET OVERVIEW	OVERLAND EXPRESS SWEEP FUND

MONEY MARKET OVERVIEW

This report covers the 12-month period ended March 31, 2003.

At the beginning of this reporting period, many investors believed that short-term interest rates could not go lower and that a rate increase was just around the corner. By the end of the period, however, many investors expected that interest rates might soon decline even further, and that no rate increases loomed on the horizon. Just as expectations were wrong a year ago, it is possible that interest rates may increase this year.

PRIME MONEY MARKET SECURITIES

The shape of the yield curve over the reporting period revealed dramatic changes in the prime markets. Short-term money market rates remained surprisingly stable, with the federal funds rate standing at 1.75% in March 2002, where it remained until the Federal Reserve Board (the Fed) unexpectedly lowered the rate to 1.25% in November 2002.

In April 2002, the yield curve sloped upward, with yields increasing in proportion to the maturity of the investment. This appeared to support the consensus that interest rates could increase in the near future — a belief based upon strong economic growth in the first quarter of 2002. But as time passed and the economy lost momentum, investors began to lengthen the time horizon for the expected rate increase. Once this happened, longer-term money market rates began a steady decline.

By June 2002, the one-year London Interbank Offered Rate — a rate that the most creditworthy international banks dealing in Euro currency charge each other for large loans — had declined more than 50 basis points in three months. In August 2002, one-year and three-month interest rates converged — a development indicating investor expectations of stable yet low interest rates. By November 2002, short-term rates plummeted yet another 50 basis points, with longer-term money market rates charting the same course. In short, the collective scenario of steady, low interest rates continued to play out, albeit at 50 basis points lower.

Credit quality concerns also plagued the bond market over the reporting period. Downgrades of high-quality issuers triggered an exodus from money market funds, which ultimately shut many commercial paper issuers out of the marketplace. These issuers were forced to turn toward banks for liquidity, which translated into higher borrowing costs and a limited availability of back-up credit lines. Suddenly, the issuance of commercial paper became a less attractive financing option.

Although the supply of money market instruments — particularly commercial paper — continued to decrease in 2002, attractive long-term rates enabled some borrowers to extend their debt. This strategy helped some borrowers improve their balance sheets. The total commercial paper outstanding dropped from $1.358 trillion as of March 31, 2002 to $1.313 trillion as of March 31, 2003, and by the end of the first quarter in 2003, the figure was 19% lower than its peak in November 2000.

U.S. TREASURY SECURITIES

The U.S. Treasury market was influenced by events shaping the stock market, including a weak economy, the prospect of war, and the subsequent military conflict. While the yield curve began the reporting period with a positive slope, the curve soon inverted for investments maturing in one to six months. For most of the reporting period, U.S. Treasury repurchase agreements yielded more than term investments. Then again, longer-term investments prior to the November 2002 interest rate cut — and with maturities beyond November — outperformed repurchase agreements. Yet with a growing federal budget deficit, the supply of U.S. Treasury securities increased dramatically in February 2003, resulting in tighter spreads.

U.S. GOVERNMENT AGENCY SECURITIES

Throughout the year, overall spreads on U.S. Government Agency securities tightened to the London Interbank Offered Rate. This tightening reflected the overall low level of interest rates coupled with concerns that the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation were facing risk management issues in a historically low interest rate environment. The number of callable bond issuances ballooned during the year, as investors seeking higher yields eagerly sold three-month call options on 13-month debt. This strategy worked well for part of 2002, yet backfired when the Fed trimmed short-term rates in November. By March 31, 2003, we found ourselves immersed in a yield environment where the 13-month callable structure was the only offering to exceed overnight repurchase agreements in yield.

3

OVERLAND EXPRESS SWEEP FUND	MONEY MARKET OVERVIEW

TAX-FREE SECURITIES

As the 12-month period progressed, municipalities contended with diminishing tax receipts of unprecedented proportions. This led to budget deficits exceeding $100 billion. Amid their weakened finances and historically low rates, issuers of municipal securities flocked to the securities markets. The market forces of supply and demand drove municipal yields up to taxable levels. In fact, one-year general market paper traded at an average of 80% of U.S. Treasury securities, a 15% increase over their historical average.

The spread between variable rate securities and one-year notes fell 81 basis points in April 2002, to negative five basis points in March 2003. The primary force behind the lower variable rate spread was the vast supply of new issues. Indeed, issuers found that it was often cheaper to issue variable rate securities, then use the swap market to hedge interest rate risk. However, in order to attract buyers for these billion-dollar deals, issuers were forced to increase yields. In general, variable rate securities underperformed other money market instruments due to the Fed’s unanticipated interest rate cut in November 2002.

STRATEGIC OUTLOOK

This prolonged period of low interest rates has lulled many investors into dismissing the possibility of higher rates. Yet, aggressive bets on the direction of interest rates — a strategy designed to boost yields — can lead to disappointment. We have taken a more conservative approach in positioning the funds to weather the challenging interest rate environment.

4

PERFORMANCE HIGHLIGHTS	OVERLAND EXPRESS SWEEP FUND

OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE

The Wells Fargo Overland Express Sweep Fund (the Fund) seeks a high level of current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

10/01/91

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

	1-Year	5-Year	10-Year

Wells Fargo Overland Express Sweep Fund	0.52%	3.33%	3.59%

Benchmark

iMoneyNet First Tier Retail Money Fund Average[2]	0.97%	4.11%	5.05%

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.13%

7-Day Compound Yield	0.13%

30-Day Simple Yield	0.14%

30-Day Compound Yield	0.14%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Weighted Average Maturity	45 days

Number of Holdings	89

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund’s Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund’s returns would have been lower. Performance shown for the Wells Fargo Overland Express Sweep Fund for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor fund Overland Express Funds, Inc. portfolio.

2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings are subject to change.

5

OVERLAND EXPRESS SWEEP FUND	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

OVERLAND EXPRESS SWEEP FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligation Discount – 3.31%

$25,000,000	FHLB	1.25	%ª	11/03/2003	$24,812,500

35,000,000	FNMA	1.23	ª	05/28/2003	34,931,837

64,000,000	FNMA	1.23	ª	06/16/2003	63,833,813

45,000,000	FNMA	1.24	ª	06/25/2003	44,868,250

Total Agency Obligation Discount (Cost $168,446,400)					168,446,400

Agency Obligations – 0.40%

20,000,000	FHLMC	5.75		07/15/2003	20,261,395

Total Agency Obligations (Cost $20,261,395)					20,261,395

Certificate Of Deposit – 5.23%

47,000,000	Credit Agricole Industry	1.30		07/14/2003	47,005,153

100,000,000	Deutsche Bank AG	1.31		07/01/2003	100,000,000

65,000,000	Fifth Third Bank	1.26		07/18/2003	65,000,000

54,000,000	Natexis Banque Populaires NY	1.28	ª	04/14/2003	53,999,996

Total Certificate Of Deposit (Cost $266,005,149)					266,005,149

Commercial Paper Discount – 61.01%

20,000,000	Amstel Funding Corporation^	1.28	ª	06/18/2003	19,944,533

54,953,000	Amstel Funding Corporation^	1.28	ª	06/20/2003	54,796,689

72,181,000	Amstel Funding Corporation^	1.20	ª	09/15/2003	71,779,192

50,000,000	Aquinas Funding LLC	1.35	ª	07/17/2003	49,799,375

75,000,000	Aquinas Funding LLC	1.29	ª	08/14/2003	74,637,188

100,331,000	Asset Portfolio Funding^	1.24	ª	06/20/2003	100,054,532

33,983,000	Asset Portfolio Funding^	1.24	ª	06/20/2003	33,889,358

75,000,000	Atlantis One Funding Corporation^	1.23	ª	07/23/2003	74,710,438

50,000,000	Banco Bilbao Viscayza Argentina Puerto Rico^	1.23	ª	05/15/2003	49,924,833

27,000,000	Banco Bilbao Vizcayza Argentina Puerto Rico^	1.31	ª	05/15/2003	26,956,770

40,000,000	Banco Bilbao Vizcayza Argentina Puerto Rico^	1.22	ª	05/16/2003	39,938,750

50,000,000	Charta Corporation^	1.22	ª	05/05/2003	49,942,389

30,000,000	Charta Corporation^	1.23	ª	06/17/2003	29,921,075

25,000,000	Commonwealth Bank Australia	1.27	ª	04/30/2003	24,974,424

100,175,000	Concord Minuteman Capital Company^	1.28	ª	04/03/2003	100,167,876

5,000,000	Concord Minuteman Capital Company^	1.32	ª	04/10/2003	4,998,350

50,000,000	Credit Lyonais	1.31	ª	04/04/2003	49,994,542

100,000,000	Credit Lyonais-New York	1.31	ª	04/07/2003	99,978,167

30,000,000	Crown Point Capital Company LLC^	1.36	ª	04/02/2003	29,998,867

40,000,000	Crown Point Capital Company LLC^	1.29	ª	04/22/2003	39,969,900

60,000,000	Crown Point Capital Company LLC^	1.36	ª	06/06/2003	59,850,400

50,000,000	CXC LLC^	1.27	ª	04/04/2003	49,994,708

50,000,000	Danske Bank	1.28	ª	04/17/2003	49,971,556

125,000,000	Den Norske Bank	1.34	ª	04/11/2003	124,953,472

18,399,000	GE Financial Assurance Hold^	1.28	ª	06/18/2003	18,347,973

65,000,000	General Electric Capital	1.27	ª	04/24/2003	64,947,260

71,200,000	Govco Incorporated^	1.28	ª	04/21/2003	71,149,369

77,395,000	Govco Incorporated^	1.20	ª	05/07/2003	77,302,126

100,000,000	Governor & Company Of The Bank Of Ireland^	1.76	ª	04/17/2003	99,921,778

6

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	OVERLAND EXPRESS SWEEP FUND

OVERLAND EXPRESS SWEEP FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper Discount (continued)

$35,000,000	Grampian Funding Limited^	1.22	%ª	06/18/2003	$34,907,483

85,000,000	Grampian Funding Limited^	1.28	ª	08/06/2003	84,616,178

110,600,000	HBOS Treasury Services	1.26	ª	05/27/2003	110,383,224

32,000,000	Irish Life & Permanent PLC^	1.27	ª	05/12/2003	31,953,716

56,600,000	Ivory Funding Corporation^	1.28		04/01/2003	56,600,000

35,285,000	Ivory Funding Corporation^	1.27	ª	05/14/2003	35,231,475

33,500,000	Mont Blanc Capital Corporation^	1.27	ª	05/19/2003	33,443,273

75,000,000	Morgan Stanley & Company Incorporated	1.29	ª	04/23/2003	74,940,875

50,000,000	Moriarity Limited^	1.27	ª	05/27/2003	49,901,222

85,600,000	Moriarity Limited^	1.28	ª	04/29/2003	85,514,780

97,000,000	National Bank Of New Zealand International Limited^	1.75	ª	04/16/2003	96,929,271

50,000,000	National Bank Of New Zealand Limited^	1.64	ª	04/08/2003	49,984,056

50,000,000	Neptune Funding Corporation^	1.32	ª	04/30/2003	49,946,833

16,544,000	Ness LLC^	1.42	ª	06/23/2003	16,489,838

20,000,000	Ness LLC^	1.29	ª	07/21/2003	19,920,451

11,065,000	Park Avenue Receivables Corporation^	1.25	ª	04/28/2003	11,054,627

40,000,000	Penning Funding LLC	1.27	ª	08/07/2003	39,819,378

103,500,000	Penning Funding LLC	1.35	ª	06/20/2003	103,189,500

65,000,000	Perry Global Funding^	1.28	ª	07/15/2003	64,757,333

50,139,000	Perry Global Funding^	1.30	ª	06/04/2003	50,023,123

70,000,000	Perry Global Funding Limited^	1.28	ª	05/22/2003	69,873,067

100,000,000	Shell Finance UK^	1.76	ª	04/11/2003	99,951,111

40,000,000	Shell Finance UK^	1.28	ª	07/24/2003	39,837,867

20,500,000	Special Purpose Accounts Receivable Corporation	1.27	ª	04/10/2003	20,493,491

30,000,000	Tulip Funding Corporation^	1.28	ª	04/23/2003	29,976,533

30,000,000	Tulip Funding Corporation^	1.40	ª	06/03/2003	29,926,500

34,787,000	White Pine Finance LLC	1.29	ª	04/30/2003	34,750,851

35,000,000	White Pine Finance LLC	1.29	ª	05/08/2003	34,953,416

Total Commercial Paper Discount (Cost $3,102,185,362)					3,102,185,362

Corporate Bonds – 1.38%

45,000,000	Associates Corporation Of North America±	1.36		06/26/2003	45,000,000

25,000,000	Northern Rock PLC^±	1.30		11/19/2003	25,000,000

Total Corporate Bonds (Cost $70,000,000)					70,000,000

Medium Term Notes – 13.97%

29,000,000	American Express Centurion Banks±	1.30		12/23/2003	29,000,000

100,000,000	Bank One Of North America Illinois	1.57		05/01/2003	100,000,000

30,000,000	Bank One Of North America Illinois	1.30		07/08/2003	30,000,000

23,200,000	Bear Stearns & Company Incorporated±	1.54		12/12/2003	23,222,766

50,000,000	Bear Stearns & Company Incorporated±	1.38		04/03/2003	50,000,000

50,000,000	Belford US Capital Company^±	1.26		01/14/2004	50,000,000

25,000,000	Belford US Capital Company^±	1.33		03/08/2004	25,000,000

97,000,000	Eureka Securitization Incorporated±	1.25		04/15/2003	97,000,000

55,000,000	Fortis Finance NV	1.39		10/03/2003	55,010,506

60,000,000	John Hancock Global Funding II^±	1.38		09/29/2003	60,029,847

46,000,000	John Hancock Global Funding II^±	1.31	ª	12/10/2003	45,997,016

7

OVERLAND EXPRESS SWEEP FUND	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

OVERLAND EXPRESS SWEEP FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Medium Term Notes (continued)

$20,000,000	Links Finance LLP	2.00%	10/10/2003	$20,000,000

75,000,000	Merrill Lynch & Company Incorporated	3.03	04/02/2003	75,000,000

50,000,000	Northern Rock LLC^±	1.30	01/16/2004	50,000,000

Total Medium Term Notes (Cost $710,260,135)				710,260,135

Repurchase Agreements – 10.59%

59,517,899	Banc One Capital Markets	1.38	04/01/2003	59,517,899

152,000,000	Goldman Sachs Group Incorporated	1.42	04/01/2003	152,000,000

77,000,000	Morgan Stanley Incorporated	1.47	04/01/2003	77,000,000

250,000,000	UBS Warburg LLC	1.37	04/01/2003	250,000,000

Total Repurchase Agreements (Cost $538,517,899)				538,517,899

Time Deposits – 4.15%

23,000,000	Bank Of Ireland	1.38	04/01/2003	23,000,000

130,000,000	Banque Bruxelles Lambert	1.44	04/01/2003	130,000,000

58,000,000	Societe Generale	1.48	04/01/2003	58,000,000

Total Time Deposits (Cost $211,000,000)				211,000,000

Total Investments In Securities (Cost $5,086,676,340)*	100.04%	$5,086,676,340

Other Assets and Liabilities, Net	(0.04)	(2,138,565)

Total Net Assets	100.00%	$5,084,537,775

^	Securities that may be resold to "Qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate securities.
ª	Yield to Maturity.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

8

STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003	OVERLAND EXPRESS SWEEP FUND

Overland Express Sweep

ASSETS

INVESTMENTS:
In securities, at amortized cost	$4,548,158,441
Repurchase Agreements, at cost	538,517,899

TOTAL IN SECURITIES, AT MARKET VALUE	5,086,676,340

Cash	50,000
Receivable for dividends and interest and other receivables	4,784,599

TOTAL ASSETS	5,091,510,939

LIABILITIES
Dividends Payable	598,852
Payable to investment adviser and affiliates	2,718,663
Payable to other related parties	2,608,915
Accrued expenses and other liabilities	1,046,734

TOTAL LIABILITIES	6,973,164

TOTAL NET ASSETS	$5,084,537,775

NET ASSETS CONSIST OF:

Paid-in capital	$5,084,535,001
Undistributed (overdistributed) net investment income (loss)	(172)
Undistributed net realized gain (loss) on investments	2,946

TOTAL NET ASSETS	$5,084,537,775

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets	$5,084,537,775
Shares outstanding	5,084,559,915
Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

9

OVERLAND EXPRESS SWEEP FUND	STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED MARCH 31, 2003

Overland Express Sweep

INVESTMENT INCOME
Interest	$96,820,865

TOTAL INVESTMENT INCOME	96,820,865

NET EXPENSES
Advisory fees	24,592,924
Administration fees	8,683,614
Custody	1,093,019
Shareholder servicing fees	16,395,282
Portfolio accounting fees	245,559
Transfer agent	215,406
Distribution fees	16,395,282
Legal and audit fees	37,948
Registration fees	295,818
Directors’ fees	6,382
Shareholder reports	35,056
Other	84,107

TOTAL EXPENSES	68,080,397

NET INVESTMENT INCOME (LOSS)	28,740,468

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	3,145

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,743,613

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF CHANGES IN NET ASSETS	OVERLAND EXPRESS SWEEP FUND

	OVERLAND EXPRESS SWEEP
	For the Year Ended March 31, 2003	For the Year Ended March 31, 2002

INCREASE IN NET ASSETS
Beginning net assets	$6,107,674,502	$4,924,868,846

OPERATIONS:
Net investment income (loss)	28,740,468	119,119,147
Net realized gain (loss) on sale of investments	3,145	(200)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,743,613	119,118,947

Distributions to shareholders:
From net investment income (loss)	(28,740,468)	(119,119,319)
From net realized gain (loss) on sales of investments	0	(8,858)

Capital shares transactions:
Proceeds from shares sold	12,454,028,246	13,769,380,706
Reinvestment of dividends	10,644,149	48,079,766
Cost of shares redeemed	(13,487,812,267)	(12,634,645,586)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,023,139,872)	1,182,814,886

INCREASE IN NET ASSETS	(1,023,136,727)	1,182,805,656

NET ASSETS:

ENDING NET ASSETS	$5,084,537,775	$6,107,674,502

Shares Issued and Redeemed:
Shares sold	12,454,042,526	13,769,380,707
Shares issued in reinvestment of dividends	10,644,149	48,079,766
Shares redeemed	(13,487,812,267)	(12,634,645,586)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	(1,023,125,592)	1,182,814,887

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(172)	$(172)

The accompanying notes are an integral part of these financial statements.

11

OVERLAND EXPRESS SWEEP FUND	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Dividends From Net Investment Income	Ending Net Asset Value Per Share

OVERLAND EXPRESS SWEEP FUND
April 1, 2002 to March 31, 2003	$1.00	0.01	(0.01)	$1.00
April 1, 2001 to March 31, 2002	$1.00	0.02	(0.02)	$1.00
April 1, 2000 to March 31, 2001	$1.00	0.05	(0.05)	$1.00
April 1, 1999 to March 31, 2000	$1.00	0.04	(0.04)	$1.00
April 1, 1998 to March 31, 1999	$1.00	0.04	(0.04)	$1.00

(1)	During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements.

The accompanying notes are an integral part of these financial statements.

12

FINANCIAL HIGHLIGHTS	OVERLAND EXPRESS SWEEP FUND

Ratio to Average Net Assets (Annualized)			Total Return	Net Assets at End of Period (000's omitted)
Net Investment Income	Net Expenses	Gross Expenses(1)

0.52%	1.25%	1.25%	0.52%	$5,084,538
2.13%	1.25%	1.25%	2.26%	$6,107,675
5.21%	1.25%	1.25%	5.35%	$4,924,869
4.29%	1.25%	1.29%	4.32%	$3,863,612
4.16%	1.25%	1.28%	4.26%	$3,097,219

13

OVERLAND EXPRESS SWEEP FUND	NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Overland Express Sweep Fund (the “Fund”), a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund’s custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

14

NOTES TO FINANCIAL STATEMENTS	OVERLAND EXPRESS SWEEP FUND

On April 30, 2003, the Fund paid a dividend per share of $0.0001173454.

The tax character of distributions paid during the year ended 3/31/2003 and 3/31/2002 was as follows:

	Ordinary Income		Total
Fund Name	2003	2002	2003	2002
Overland Express Sweep Fund	$28,740,468	$119,128,177	$28,740,468	$119,128,177

As of March 31, 2003, the component of distributable earnings on a tax basis was as follows:

Fund Name	Undistributed Ordinary Income
Overland Express Sweep Fund	$601,625

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2003.

3. ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Fund with Wells Fargo Funds Management, LLC (“Funds Management”). Pursuant to the advisory contract, Funds Management has agreed to provide the Fund with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the annual rate of 0.45% of the Fund’s average daily net assets.

The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Fund. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund’s average daily net assets up to $1 billion and 0.04% of the Fund’s average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the “Plan”) on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay to Stephens Inc. (“Stephens”), as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.30% of the Fund’s average daily net assets. The distribution fees paid on behalf of the Fund for fiscal-year ended March 31, 2003 were $16,395,282.

5. ADMINISTRATION AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Fund. Under the Administration Agreement, Funds Management acted as administrator of the Fund and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Fund.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Fund a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which now include paying the Fund’s fees and expenses for services provided by the Fund’s transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.27% of the average daily net assets of the Fund.

6. SHAREHOLDER SERVICING FEES

The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged an annual fee of 0.30% of the average daily net assets of the Fund for these

15

OVERLAND EXPRESS SWEEP FUND	NOTES TO FINANCIAL STATEMENTS

services. The shareholder servicing fees paid on behalf of the Fund for the fiscal-year ended March 31, 2003 were $16,395,282.

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for the Fund. For its services as fund accountant, PFPC is entitled to receive an annual asset based fund complex fee, an annual fee of $20,000 from the Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

In addition, the Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Fund. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund.

16

INDEPENDENT AUDITORS’ REPORT	OVERLAND EXPRESS SWEEP FUND

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities of Overland Express Sweep Fund (one of the funds comprising Wells Fargo Funds Trust), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Overland Express Sweep Fund of Wells Fargo Funds Trust as of March 31, 2003, the results of its operations, changes in its net assets, and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

May 16, 2003

17

OVERLAND EXPRESS SWEEP FUND	BOARD OF TRUSTEES

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position Held and Length of Service ***	Principal Occupations During Past Five Years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position Held and Length of Service ***	Principal Occupations During Past Five Years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy. Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

18

BOARD OF TRUSTEES	OVERLAND EXPRESS SWEEP FUND

OFFICERS
Name and Age	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships
Karla M. Rabusch 43	President since 2003

Senior Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.

None

Denise R. Lewis 39	Treasurer since 2003

Vice President of Wells Fargo Bank, N.A. Vice President of Financial Reporting and Accounting of Wells Fargo Funds Management, LLC. Prior thereto, Senior Vice President of The Wadsworth Group until December 2000.

None

C. David Messman 42	Secretary since 2000	Vice President and Managing Counsel of Wells Fargo Bank, N.A. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

19

OVERLAND EXPRESS SWEEP FUND	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

20

More information about *Wells Fargo Funds®* is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the *Wells Fargo Funds*. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the *Wells Fargo Funds*. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by **Stephens Inc.**, Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

AR 011 (3/03)

WELLS FARGO
FUNDS

Wells Fargo **Money Market Funds**

Annual Report

Liquidity Reserve Money Market Fund

Investor Class

March 31, 2003

MONEY MARKET FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

MONEY MARKET FUNDS

DEAR VALUED SHAREHOLDER,

During the 12-month period that ended March 31, 2003, investors witnessed a continuation of economic conditions that have shaken financial markets throughout the past three years. Although signs of a budding economic recovery heartened investors in the fourth quarter of 2002, mounting geopolitical tensions ultimately clouded the investment horizon.

OVERVIEW OF FINANCIAL MARKETS

In the period that ultimately led up to a war in Iraq, most businesses avoided investment, fearing the potential of terrorism and the disruption of worldwide oil supplies. Yet, with war approaching, oil prices surged to nearly $40 a barrel. These factors had a predictable effect on the U.S. economy, turning a promising growth recovery into a near recession.

With consumers distracted by the impending U.S. military campaign, many business sectors, including telecommunications, information technology and airlines, faced lackluster demand for their products and services, and were ultimately forced to lay off more workers. Manufacturing activity also pulled back in March 2003 for the first time in five months. Against this backdrop, some economists trimmed their growth forecasts for the U.S. economy from 4.5%-5% to a more moderate 2.5%-3% rate for calendar year 2003.

Still, we believe there are reasons for renewed optimism. By the end of the period, oil prices had fallen to levels that existed prior to the increased tensions with Iraq, aiding consumers and businesses. Consumer spending — which drives two-thirds of U.S. economic activity — was relatively strong, with consumers taking advantage of low interest rates to finance big-ticket purchases. More importantly, the potential for a quick U.S. victory in Iraq followed by a smooth transition to civilian rule may set the stage for a stock market rally, with the atmosphere of fear and uncertainty yielding to renewed investor confidence.

WELLS FARGO MONEY MARKET FUNDS

The Federal Reserve Board has trimmed short-term interest rates 12 times over the past three years in an attempt to revive the economy, including a surprise 50 basis point cut in November 2002. In turn, falling short-term interest rates have sent yields on money market funds to their lowest levels in a generation. Despite a challenging environment for investors, Wells Fargo Money Market Funds achieved their investment objective of maintaining a stable share price.

Keep in mind that no one can accurately predict the future direction of short-term interest rates. While other fund managers have made aggressive bets on the direction of rates in an effort to boost yield, we have taken a more prudent approach. Put simply, we believe that we have positioned the funds with the intent of weathering changing economic conditions — and to continue to meet shareholder liquidity needs.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

The economy continues to face several hurdles. For example, corporate earnings must improve in order to spark resurgence in business confidence, which could translate into renewed capital expenditures and job growth. Regardless of what lies ahead, investors should continue to follow the fundamental principals of investing — asset allocation and diversification — to achieve their long-term financial goals.

1

MONEY MARKET FUNDS

In closing, we thank you for the confidence in us that your investment in Wells Fargo Funds® represents. Please know that we are committed to helping you meet your financial needs through all market cycles. In the meantime, if you have any questions about your investment or need further assistance, please call your investment professional or Wells Fargo Funds Investor Services at 1-800-222-8222. You may also visit us at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

2

MONEY MARKET OVERVIEW	MONEY MARKET FUNDS

MONEY MARKET OVERVIEW

This report covers the 12-month period ended March 31, 2003.

At the beginning of this reporting period, many investors believed that short-term interest rates could not go lower and that a rate increase was just around the corner. By the end of the period, however, many investors expected that interest rates might soon decline even further, and that no rate increases loomed on the horizon. Just as expectations were wrong a year ago, it is possible that interest rates may increase this year.

PRIME MONEY MARKET SECURITIES

The shape of the yield curve over the reporting period revealed dramatic changes in the prime markets. Short-term money market rates remained surprisingly stable, with the federal funds rate standing at 1.75% in March 2002, where it remained until the Federal Reserve Board (the Fed) unexpectedly lowered the rate to 1.25% in November 2002.

In April 2002, the yield curve sloped upward, with yields increasing in proportion to the maturity of the investment. This appeared to support the consensus that interest rates could increase in the near future — a belief based upon strong economic growth in the first quarter of 2002. But as time passed and the economy lost momentum, investors began to lengthen the time horizon for the expected rate increase. Once this happened, longer-term money market rates began a steady decline.

By June 2002, the one-year London Interbank Offered Rate — a rate that the most creditworthy international banks dealing in Euro currency charge each other for large loans — had declined more than 50 basis points in three months. In August 2002, one-year and three-month interest rates converged — a development indicating investor expectations of stable yet low interest rates. By November 2002, short-term rates plummeted yet another 50 basis points, with longer-term money market rates charting the same course. In short, the collective scenario of steady, low interest rates continued to play out, albeit at 50 basis points lower.

Credit quality concerns also plagued the bond market over the reporting period. Downgrades of high-quality issuers triggered an exodus from money market funds, which ultimately shut many commercial paper issuers out of the marketplace. These issuers were forced to turn toward banks for liquidity, which translated into higher borrowing costs and a limited availability of back-up credit lines. Suddenly, the issuance of commercial paper became a less attractive financing option.

Although the supply of money market instruments — particularly commercial paper — continued to decrease in 2002, attractive long-term rates enabled some borrowers to extend their debt. This strategy helped some borrowers improve their balance sheets. The total commercial paper outstanding dropped from $1.358 trillion as of March 31, 2002 to $1.313 trillion as of March 31, 2003, and by the end of the first quarter in 2003, the figure was 19% lower than its peak in November 2000.

U.S. TREASURY SECURITIES

The U.S. Treasury market was influenced by events shaping the stock market, including a weak economy, the prospect of war, and the subsequent military conflict. While the yield curve began the reporting period with a positive slope, the curve soon inverted for investments maturing in one to six months. For most of the reporting period, U.S. Treasury repurchase agreements yielded more than term investments. Then again, longer-term investments prior to the November 2002 interest rate cut — and with maturities beyond November — outperformed repurchase agreements. Yet with a growing federal budget deficit, the supply of U.S. Treasury securities increased dramatically in February 2003, resulting in tighter spreads.

U.S. GOVERNMENT AGENCY SECURITIES

Throughout the year, overall spreads on U.S. Government Agency securities tightened to the London Interbank Offered Rate. This tightening reflected the overall low level of interest rates coupled with concerns that the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation were facing risk management issues in a historically low interest rate environment. The number of callable bond issuances ballooned during the year, as investors seeking higher yields eagerly sold three-month call options on 13-month debt. This strategy worked well for part of 2002, yet backfired when the Fed trimmed short-term rates in November. By March 31, 2003, we found ourselves immersed in a yield environment where the 13-month callable structure was the only offering to exceed overnight repurchase agreements in yield.

3

MONEY MARKET FUNDS	MONEY MARKET OVERVIEW

TAX-FREE SECURITIES

As the 12-month period progressed, municipalities contended with diminishing tax receipts of unprecedented proportions. This led to budget deficits exceeding $100 billion. Amid their weakened finances and historically low rates, issuers of municipal securities flocked to the securities markets. The market forces of supply and demand drove municipal yields up to taxable levels. In fact, one-year general market paper traded at an average of 80% of U.S. Treasury securities, a 15% increase over their historical average.

The spread between variable rate securities and one-year notes fell 81 basis points in April 2002, to negative five basis points in March 2003. The primary force behind the lower variable rate spread was the vast supply of new issues. Indeed, issuers found that it was often cheaper to issue variable rate securities, then use the swap market to hedge interest rate risk. However, in order to attract buyers for these billion-dollar deals, issuers were forced to increase yields. In general, variable rate securities underperformed other money market instruments due to the Fed’s unanticipated interest rate cut in November 2002.

STRATEGIC OUTLOOK

This prolonged period of low interest rates has lulled many investors into dismissing the possibility of higher rates. Yet, aggressive bets on the direction of interest rates — a strategy designed to boost yields — can lead to disappointment. We have taken a more conservative approach in positioning the funds to weather the challenging interest rate environment.

4

PERFORMANCE HIGHLIGHTS	MONEY MARKET FUNDS

LIQUIDITY RESERVE MONEY MARKET FUND — INVESTOR CLASS

INVESTMENT OBJECTIVE

The Wells Fargo Liquidity Reserve Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

07/31/02

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF MARCH 31, 2003)

Life of Fund*

Wells Fargo Liquidity Reserve Money Market Fund – Investor Class	0.46%

Benchmark

iMoneyNet First Tier Retail Money Fund Average[2]	0.89%
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF MARCH 31, 2003)

7-Day Current Yield	0.34%

7-Day Compound Yield	0.34%

30-Day Simple Yield	0.35%

30-Day Compound Yield	0.35%

CHARACTERISTICS (AS OF MARCH 31, 2003)

Average Maturity	45 days

Number of Holdings	77

PORTFOLIO COMPOSITION3 (AS OF MARCH 31, 2003)

MATURITY DISTRIBUTION (AS OF MARCH 31, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s returns would have been lower.

2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings are subject to change.

5

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

LIQUIDITY RESERVE MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Agency Obligation Discount – 3.12%

$10,000,000	Federal National Mortgage Association	1.80%		04/01/2003	$10,000,000

10,000,000	Federal National Mortgage Association	1.23	ª	06/25/2003	9,970,957

5,000,000	Federal National Mortgage Association	1.23	ª	05/28/2003	4,990,263

8,000,000	Federal National Mortgage Association	1.15	ª	06/11/2003	7,981,856

Total Agency Obligation Discount (Cost $32,943,076)					32,943,076

Agency Obligation Interest – 0.58%

6,025,000	Federal Home Loan Mortgage Corporation	5.75	ª	07/15/2003	6,103,745

Total Agency Obligation Interest (Cost $6,103,745)

Agency Obligations Discount – 2.27%

9,000,000	Federal National Mortgage Association	1.70	††	06/25/2003	8,973,650

15,000,000	Federal National Mortgage Association	1.26	††	04/01/2003	15,000,000

Total Agency Obligations Discount (Cost $23,973,650)					23,973,650

Certificate Of Deposit – 3.32%

10,000,000	Credit Agricole Indosuez	1.30	ª	07/14/2003	10,001,095

10,000,000	Deutsche Bank Ag	1.31		07/01/2003	10,000,000

15,000,000	Fifththird Bank Cod	1.26		07/18/2003	15,000,000

Total Certificate Of Deposit (Cost $35,001,095)					35,001,095

Commercial Paper Discount – 59.71%

25,000,000	Amstel Funding Corporation^	1.28	ª	06/20/2003	24,928,889

5,000,000	Amstel Funding Corporation^	1.20	ª	09/15/2003	4,972,167

25,000,000	Asset Portfolio Funding Corporation^	1.24	ª	06/20/2003	24,931,111

25,000,000	Atlantis One Funding Corporation^	1.21	ª	06/20/2003	24,932,778

15,000,000	Banco Bilbao Vizcaya Argentaria Puerto Rico^	1.33	ª	04/03/2003	14,998,892

10,000,000	Banco Bilbao Vizcayza Argentaria Puerto Rico^	1.31	ª	05/15/2003	9,983,989

30,000,000	Charta Corporation^	1.23	ª	06/17/2003	29,921,075

10,000,000	Concord Minutemen Capital Company LLC^	1.31	ª	04/07/2003	9,997,817

10,000,000	Credit Lyonais – New York	1.32	ª	04/04/2003	9,998,900

10,000,000	Credit Lyonais – New York	1.32	ª	06/11/2003	9,973,967

15,000,000	Crown Point Capital Co^	1.29	ª	04/22/2003	14,988,713

10,000,000	Crown Point Capital Company LLC^	1.22	ª	07/11/2003	9,965,772

10,000,000	CXC LLC^	1.27	ª	04/04/2003	9,998,942

25,000,000	Danske Bank	1.28	ª	04/17/2003	24,985,778

15,000,000	Den Norske Bank	1.34	ª	04/11/2003	14,994,417

10,000,000	General Electric Capital	1.27	ª	04/24/2003	9,991,885

15,000,000	General Electric Company	1.28	ª	08/06/2003	14,932,267

15,000,000	Govco Incorporated^	1.21	ª	06/16/2003	14,961,683

10,000,000	Govco Incorporated^	1.28	ª	04/21/2003	9,992,889

15,000,000	Grampian Funding Limited^	1.27	ª	08/13/2003	14,929,092

10,000,000	Grampian Funding Limited^	1.32	ª	04/24/2003	9,991,567

10,000,000	Hbos Treasury Services	1.77	ª	04/16/2003	9,992,625

21,756,000	Holdenby Capital Company^	1.28	ª	05/21/2003	21,717,323

10,000,000	Irish Life & Permanent PLC^	1.28	ª	05/06/2003	9,987,556

10,000,000	Ivory Funding Corporation^	1.55	ª	05/01/2003	9,987,084

6

PORTFOLIO OF INVESTMENTS — MARCH 31, 2003	MONEY MARKET FUNDS

LIQUIDITY RESERVE MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper Discount (continued)

$5,000,000	Ivory Funding Corporation^	1.29	%ª	04/17/2003	$4,997,133

10,000,000	Lexington Parker Capital Corporation^	1.22	ª	07/17/2003	9,963,739

15,000,000	Lexington Parker Capital Corporation^	1.30	ª	04/25/2003	14,987,000

10,000,000	Liberty Street Funding Corporation^	1.28	ª	04/29/2003	9,990,044

25,000,000	Moat Funding LLC^	1.27	ª	05/06/2003	24,969,132

10,000,000	National Bank Of New Zealand^	1.26	ª	04/15/2003	9,995,100

10,000,000	National Bank Of New Zealand^	1.29	ª	05/12/2003	9,985,308

19,000,000	Neptune Funding Corporation^	1.32	ª	04/16/2003	18,989,550

10,000,000	Ness LLC^	1.31	ª	07/10/2003	9,963,612

15,000,000	Ness LLC^	1.29	ª	07/21/2003	14,940,338

10,000,000	Northern Rock PLC^	1.34	ª	04/04/2003	9,998,883

20,000,000	Park Avenue Receivables Corporation^	1.25	ª	04/28/2003	19,981,250

5,000,000	Perry Global Funding^	1.28	ª	05/22/2003	4,990,933

10,000,000	Perry Global Funding Limited^	1.28	ª	07/15/2003	9,962,667

10,062,000	Perry Global Funding Limited^	1.27	ª	07/16/2003	10,024,374

10,000,000	Shell Finance UK^	1.68	ª	04/21/2003	9,990,667

10,000,000	Shell Finance UK^	1.28	ª	07/24/2003	9,959,467

15,000,000	Thames Asset Global Sec.1, Incorporated^	1.29	ª	04/15/2003	14,992,475

25,000,000	Transamerica Asset Funding Corporation^	1.29	ª	04/02/2003	24,999,104

20,000,000	Tulip Funding Corporation^	1.40	ª	06/03/2003	19,951,000

Total Commercial Paper Discount (Cost $629,688,954)					629,688,954

Commercial Paper Interest – 0.47%

5,000,000	Liquid Funding Limited±^	1.30		04/30/2003	5,000,000

Total Commercial Paper Interest (Cost $5,000,000)

Corporate Bonds – 2.86%

10,000,000	Citifinancial Credit Company	5.90	ª	09/01/2003	10,161,610

20,000,000	Strategic Money Market Trust 2002-H^±	1.32		09/23/2003	20,000,000

Total Corporate Bonds (Cost $30,161,610)					30,161,610

Medium Term Notes – 10.76%

4,000,000	American Express Centurion±	1.30		12/23/2003	4,000,000

3,000,000	Bear Stearns Company Incorporated±	1.73	ª	05/16/2003	3,001,070

20,000,000	Belford U.S. Capital Company^±	1.32	ª	11/26/2003	19,997,384

19,500,000	John Hancock Global Funding Ii^±	1.41	ª	09/15/2003	19,510,575

6,000,000	John Hancock Global Funding Ii^±	1.31	ª	12/10/2003	5,999,611

10,000,000	Liberty Lighthouse U.S. Capital Corp.^±	1.30	ª	02/27/2004	9,999,351

5,000,000	Links Finance, LLP^	2.00		10/10/2003	5,000,000

16,000,000	Merrill Lynch & Company±	1.53	ª	10/01/2003	16,003,528

10,000,000	Northern Rock PLC^±	1.30		01/16/2004	10,000,000

10,000,000	Tango Finance Corporation^±	1.28		12/15/2003	10,000,000

10,000,000	Toyota Motor Credit Corporation^±	1.29		09/04/2003	10,000,000

Total Medium Term Notes (Cost $113,511,519)					113,511,519

7

MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — MARCH 31, 2003

LIQUIDITY RESERVE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Promissory Note – 0.95%

$10,000,000	Goldman, Sachs & Company^±	1.39%	07/29/2003	$10,000,000

Total Promissory Note (Cost $10,000,000)

Repurchase Agreements – 11.56%

28,926,055	Bank One Corporation	1.38	04/01/2003	28,926,055

21,000,000	Goldman Sachs Group	1.42	04/01/2003	21,000,000

22,000,000	Morgan Stanley	1.47	04/01/2003	22,000,000

50,000,000	UBS Warburg	1.37	04/01/2003	50,000,000

Total Repurchase Agreements (Cost $121,926,055)				121,926,055

Time Deposits – 4.46%

5,000,000	Bank Of Ireland	1.38	04/01/2003	5,000,000

29,000,000	Banque Bruxelles Lambert	1.44	04/01/2003	29,000,000

13,000,000	Societe Generale (Canada)	1.48	04/01/2003	13,000,000

Total Time Deposits (Cost $47,000,000)				47,000,000

Total Investments In Securities

(Cost $1,055,309,704)*	100.07%	$1,055,309,704

Other Assets and Liabilities, Net	(0.07)	(760,465)

Total Net Assets	100.00%	$1,054,549,239

ª	Yield to maturity.
††	Zero coupon bond. Interest Rate presented is yield to maturity.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate securities. The maturity date shown is the actual maturity date.
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

8

STATEMENTS OF ASSETS AND LIABILITIES — MARCH 31, 2003	MONEY MARKET FUNDS

Liquidity Reserve Money Market

ASSETS

INVESTMENTS:
In securities, at amortized cost	$933,383,649
Repurchase Agreements, at cost	121,926,055
Cash	22
Receivable for interest and other receivables	405,846

TOTAL ASSETS	1,055,715,572

LIABILITIES
Dividends Payable	306,533
Payable to investment adviser and affiliates	424,624
Payable to other related parties	435,176

TOTAL LIABILITIES	1,166,333

TOTAL NET ASSETS	$1,054,549,239

NET ASSETS CONSIST OF:

Paid-in capital	$1,054,526,194
Undistributed (overdistributed) net investment income	0
Undistributed net realized gain (loss) on investments	23,045

TOTAL NET ASSETS	$1,054,549,239

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net Assets	$1,054,549,239
Shares outstanding	1,054,526,194
Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

9

MONEY MARKET FUNDS	STATEMENT OF OPERATIONS — FOR THE PERIOD FROM JULY 31, 2002 TO MARCH 31, 2003

Liquidity Reserve Money Market[1]

INVESTMENT INCOME
Interest	$8,566,324

TOTAL INVESTMENT INCOME	8,566,324

EXPENSES
Advisory fees	1,909,104
Administration fees	915,513
Custody	109,092
Shareholder servicing fees	1,363,646
Portfolio accounting fees	60,086
Transfer agent	21,062
Distribution fees	1,363,646
Legal and audit fees	28,045
Registration fees	69,184
Directors’ fees	6,382
Shareholder reports	1,002
Other	3,324

TOTAL EXPENSES	5,850,086

LESS:
Waived fees and reimbursed expenses	(804,861)
Net expenses	5,045,225

NET INVESTMENT INCOME	3,521,099

Net Realized Gain (Loss) from Investments	23,045

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,544,144

1 Fund commenced operations on July 31, 2002.

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF CHANGES IN NET ASSETS	MONEY MARKET FUNDS

For the Period from July 31, 2002 to March 31, 2003[1]

INCREASE IN NET ASSETS
Beginning net assets	$0

OPERATIONS:
Net investment income (loss)	3,521,099
Net realized gain (loss) on sale of investments	23,045

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,544,144

Distributions to shareholders:
From net investment income	(3,521,099)

Capital shares transactions:
Proceeds from shares sold	1,376,644,127
Reinvestment of dividends	3,214,473
Cost of shares redeemed	(325,332,406)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INVESTOR CLASS	1,054,526,194

INCREASE IN NET ASSETS	1,054,549,239

NET ASSETS:

ENDING NET ASSETS	$1,054,549,239

Shares issued and redeemed:
Shares sold – Investor Class	1,376,644,127
Shares issued in reinvestment of dividends – Investor Class	3,214,473
Shares redeemed – Investor Class	(325,332,406)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INVESTOR CLASS	1,054,526,194

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$0

1 Fund commenced operations on July 31, 2002.

The accompanying notes are an integral part of these financial statements.

11

MONEY MARKET FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gain on Investments	Dividends From Net Investment Income

LIQUIDITY RESERVE MONEY MARKET FUND

INVESTOR CLASS
July 31, 2002(3) to March 31, 2003	$1.00	0.00	0.00	0.00	(a)

The accompanying notes are an integral part of these financial statements.

12

FINANCIAL HIGHLIGHTS	MONEY MARKET FUNDS

Distributions From Net Realized Gains	Ending Net Assets Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return(2)	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Net Expenses	Gross Expenses(1)

0.00	$1.00	0.64%	0.92%	1.07%	0.46%	$1,054,549

13

MONEY MARKET FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)

During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2)	Returns for periods of less than one year are not annualized.

(3)	Commencement of operations.

(a)	Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

14

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 67 separate series. These financial statements present the Liquidity Reserve Money Market Fund (the “Fund”), a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund’s custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2003.

15

MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect and wholly-owned subsidiary of Wells Fargo & Company serves as adviser to the Fund and is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser. Pursuant to the advisory contract, Funds Management has agreed to provide the Fund with daily portfolio management for which it is entitled to be paid a monthly advisory fee at the annual rate of 0.35% of the Fund’s average daily net assets.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Fund and is responsible for the day-to-day portfolio management of the Fund. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund’s average daily net assets up to $1 billion and 0.04% of the Fund’s average daily net assets in excess of $1 billion.

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Fund. Under the Administration Agreement, Funds Management acted as administrator of the Fund and was entitled to receive, on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Fund.

The Trust has also entered into an agreement with Boston Financial Data Services (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Fund a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with the Fund. Under this Agreement, for providing administrative services, which now includes paying the Fund’s fees and expenses for services provided by the Fund’s transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator. Funds Management is entitled to receive an annual fee of 0.27% of the average daily net assets of a Fund.

Funds Management has committed to reimburse the Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through July 31, 2003 to maintain the current net operating expense ratio for the Fund. Actual reimbursements and waivers can have a positive effect on performance information. For the year ended March 31, 2003, Funds Management waived a portion of the Fund’s expenses. Expense waiver information is included in the Fund’s Statement of Operations.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Fund. For these services, PFPC is entitled to receive an annual asset based fund complex fee, an annual fee of $20,000 from the Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, plus out-of-pocket expenses.

In addition, the Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Fund. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund.

On behalf of the Fund, the Trust may enter into servicing agreements with certain financial institutions, securities dealers, and other industry professionals (collectively, “Shareholder Servicing Agents”) for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, the Fund may pay each Shareholder Servicing Agent an annual fee of up to 0.25% of the average daily net asset value of the Fund’s shares beneficially owned by customers of the Shareholder Servicing Agent.

The Trust has adopted a Distribution Plan (the “Plan”) on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act for the Investor Class shares of the Fund. The Plan provides that the Fund may pay to Stephens Inc. (“Stephens”), as compensation for distribution-related services or as reimbursement for distribution-related expenses, an annual fee of up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class. The annual fee is paid monthly based on the average daily net assets attributable to the Class. The distribution fees paid on behalf of the Fund for the year ended March 31, 2003 were $1,363,646.

16

NOTES TO FINANCIAL STATEMENTS	MONEY MARKET FUNDS

4. DISTRIBUTION TO SHAREHOLDERS

On April 30, 2003, the Fund paid a dividend per share of $0.000252837.

The tax character of distributions paid during the fiscal year ended 3/31/2003 was as follows:

Fund	Ordinary Income
Liquidity Reserve Money Market Fund	$3,521,009

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income
Liquidity Reserve Money Market Fund	$329,578

17

MONEY MARKET FUNDS	INDEPENDENT AUDITORS’ REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities of Liquidity Reserve Money Market Fund (one of the funds comprising Wells Fargo Funds Trust), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from July 31, 2002 (inception) to March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquidity Reserve Money Market Fund of Wells Fargo Funds Trust as of March 31, 2003, the results of its operations, changes in its net assets, and its financial highlights for the period from July 31, 2002 (inception) to March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

May 16, 2003

18

BOARD OF TRUSTEES	MONEY MARKET FUNDS

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of the Fund. Each of the Trustees and officers listed below acts in identical capacities for each of the 91 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

19

MONEY MARKET FUNDS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 43	President, since 2003

Senior Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.

None

Denise R. Lewis 39	Treasurer, since 2003

Vice President of Wells Fargo Bank, N.A. Vice President of Financial Reporting and Accounting of Wells Fargo Funds Management, LLC. Prior thereto, Senior Vice President of The Wadsworth Group until December 2000.

None

C. David Messman 42	Secretary, since 2000	Vice President and Managing Counsel of Wells Fargo Bank, N.A. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

20

LIST OF ABBREVIATIONS	MONEY MARKET FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

21

More information about *Wells Fargo Funds®* is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the *Wells Fargo Funds*. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the *Wells Fargo Funds*. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by **Stephens Inc.**, Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

AR 027 (3/03)

ITEM 2. CODE OF ETHICS

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable pursuant to SEC Release No. 34-47265 (January 28, 2003).

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT

               INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President

Date: June 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ DENISE R. LEWIS
Denise R. Lewis Treasurer

Date: June 9, 2003